                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: June 30, 2010 for all funds in this filing except Wells
      Fargo Advantage CoreBuilder Shares-Series G and Wells Fargo Advantage CoreBuilder Shares-Series M, which had a fiscal year end of December 31, 2009.

                  Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 94.43%
CALIFORNIA: 91.22%
$       305,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS
                  CHILDREN'S HOSPITAL (HCFR)                                             4.25%     12/01/2016   $          320,781
        530,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS
                  KATHERINE DELMAR BRUKE SCHOOL (EDUCATION REVENUE, ALLIED
                  IRISH BANKS PLC LOC)+/-SS.                                             2.95      10/01/2037              530,000
        355,000   ADELANTO CA SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       5.55      09/01/2011              362,292
        610,000   ALAMEDA CONTRA COSTA CA TRANSIT DISTRICT FHR COMPUTER
                  SYSTEM PROJECT (LEASE REVENUE)                                         4.00      08/01/2012              624,433
        550,000   ALAMEDA COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                   5.63      12/01/2015              646,492
        300,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.38      12/01/2010              301,860
      2,000,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.38      12/01/2014            2,100,160
      1,385,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.38      12/01/2015            1,447,547
        700,000   ALISAL CA USD 2006 ELECTION SERIES A (PROPERTY TAX REVENUE,
                  ASSURED GUARANTY)                                                      5.50      08/01/2013              789,117
      1,000,000   ALISAL CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)##                                            3.87      08/01/2017              767,630
      1,600,000   ANAHEIM CA PFA CONVENTION CENTER PROJECT SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.25      08/01/2013            1,682,176
        500,000   ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C (LEASE
                  REVENUE, AGM INSURED)                                                  6.00      09/01/2014              581,240
        200,000   ANAHEIM CA PFA REFUNDING (LEASE REVENUE)                               4.00      08/01/2011              205,332
        900,000   ANTELOPE VALLEY CA HEALTH CARE DISTRICT SERIES A (HCFR, AGM
                  INSURED)                                                               5.20      01/01/2017              901,188
        510,000   ANTIOCH CA DEVELOPMENT AGENCY TAX ALLOCATION PROJECT # 1
                  (MISCELLANEOUS TAX REVENUE, AGM INSURED)                               4.60      09/01/2011              511,617
        800,000   AUBURN CA USD TRAN (MISCELLANEOUS TAX REVENUE)                         2.00      09/01/2011              809,888
        210,000   BAKERSFIELD CA COP CONVENTION CENTER SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      04/01/2017              229,988
        500,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)##                                                             2.77      08/01/2014              449,550
         50,000   BALDWIN PARK CA USD CAPITAL APPRECIATION ELECTION OF 2006
                  (PROPERTY TAX REVENUE, AGM INSURED)##                                  1.30      08/01/2012               48,810
      1,290,000   BAY AREA INFRASTRUCTURE FINANCING AUTHORITY OF CALIFORNIA
                  STATE PAYMENT ACCELERATION NOTES (TRANSPORTATION REVENUE,
                  AMBAC INSURED)                                                         5.00      08/01/2017            1,318,083
      2,815,000   BAY AREA INFRASTRUCTURE FINANCING AUTHORITY OF CALIFORNIA
                  STATE PAYMENT ACCELERATION NOTES (TRANSPORTATION REVENUE,
                  NATL-RE INSURED)                                                       5.00      08/01/2017            2,911,048
        500,000   BAY AREA INFRASTRUCTURE FINANCING AUTHORITY OF CALIFORNIA
                  STATE PAYMENT ACCELERATION NOTES (TRANSPORTATION REVENUE,
                  XLCA INSURED)                                                          5.00      08/01/2014              515,395
        375,000   BELL GARDENS CA COMMUNITY DEVELOPMENT COMMISSION TAX
                  ALLOCATION PROJECT #1 SERIES A (MISCELLANEOUS TAX REVENUE)             3.88      08/01/2011              380,340
        200,000   BERKELEY CA PENSION (MISCELLANEOUS REVENUE, AMBAC INSURED)             4.70      06/01/2011              201,218
        750,000   BREA CA PFA TAX ALLOCATION SERIES A (HOUSING REVENUE)                  5.00      09/01/2012              769,845
      1,220,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT # 2
                  (MISCELLANEOUS REVENUE)                                                7.00      09/01/2026            1,309,731
        785,000   CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY MIRACOSTA
                  PALOMAR (LEASE REVENUE)                                                3.00      10/01/2011              802,553
        715,000   CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY MIRACOSTA
                  PALOMAR (LEASE REVENUE)                                                3.00      10/01/2012              742,663
        200,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
                  INSTITUTE OF TECHNOLOGY SERIES A (EDUCATION REVENUE)                   5.00      10/01/2032              209,468
        300,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CEDARS
                  SINAI MEDICAL CENTER (HCFR)                                            5.00      11/15/2011              312,147
      3,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PARADISE
                  ESTATE (HCFR, CA MORTGAGE INSURED)                                     5.13      01/01/2022            3,086,190
        500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES A (HOUSING REVENUE,
                  AGM INSURED)                                                           3.50      02/01/2012              504,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       400,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES A (HOUSING REVENUE,
                  AGM INSURED)                                                           3.60%     08/01/2012   $          405,404
      1,000,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES B (HOUSING REVENUE)            3.95      08/01/2012            1,027,710
      1,285,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)            4.65      08/01/2022            1,220,416
        770,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)            5.00      02/01/2042              789,797
      2,610,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES G (HOUSING REVENUE)            5.50      08/01/2042            2,579,333
      1,495,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES H (HOUSING REVENUE,
                  FGIC INSURED)                                                          5.75      08/01/2030            1,525,752
        910,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE)            5.75      08/01/2047              910,828
        800,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE,
                  AGM INSURED)                                                           4.13      08/01/2011              812,600
        500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE,
                  AGM INSURED)                                                           4.38      08/01/2012              514,090
      1,775,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE,
                  FGIC INSURED)                                                          4.05      08/01/2013            1,811,423
      1,655,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES K (HOUSING REVENUE)            4.55      08/01/2021            1,571,770
      1,150,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES L (HOUSING REVENUE)            3.95      08/01/2015            1,180,740
        500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES L (HOUSING REVENUE,
                  FGIC INSURED)                                                          4.00      08/01/2013              509,590
        940,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES L (HOUSING REVENUE,
                  FGIC INSURED)                                                          4.05      02/01/2014              952,023
        545,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES M (HOUSING REVENUE)            4.55      08/01/2021              519,767
      1,790,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (HOUSING REVENUE,
                  FGIC INSURED)                                                          5.00      02/01/2014            1,824,941
        330,000   CALIFORNIA HFFA CALIFORNIA-NEVADA METHODIST (HCFR,
                  CALIFORNIA MORTGAGE INSURED)                                           4.25      07/01/2011              330,726
        850,000   CALIFORNIA HFFA CASA COLINA PROJECT (HCFR)                             5.50      04/01/2013              881,059
      1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES F
                  (HCFR)+/-SS.                                                           5.00      07/01/2027            1,098,020
      1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G
                  (HCFR)+/-SS.                                                           5.00      07/01/2028            1,056,280
      1,720,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES H
                  UNREFUNDED BALANCE (HCFR)+/-SS.                                        4.45      07/01/2026            1,757,806
      1,450,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES I
                  (HCFR)+/-SS.                                                           4.95      07/01/2026            1,584,067
        500,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HCFR)               5.13      07/01/2022              527,130
         85,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H PREREFUNDED
                  (HCFR)+/-SS.                                                           4.45      07/01/2026               87,656
        250,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                     3.00      08/15/2011              253,553
        400,000   CALIFORNIA HFFA SCRIPPS HEALTH SERIES A (HCFR)                         4.00      10/01/2014              431,988
        250,000   CALIFORNIA HFFA STANFORD HOSPITAL & CLINICS SERIES A (HCFR)            5.00      11/15/2013              275,443
        300,000   CALIFORNIA INDUSTRY PUBLIC FACILITIES AUTHORITY
                  (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                           5.00      05/01/2011              306,702
        350,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CLEAN
                  WATER STATE REVOLVING FUND (MISCELLANEOUS REVENUE)                     5.00      10/01/2010              350,046
        475,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J.
                  PAUL GETTY SERIES A (MISCELLANEOUS REVENUE)+/-SS.                      4.00      10/01/2023              492,190
        270,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK KING
                  CITY UNION HIGH SCHOOL (LEASE REVENUE)                                 2.00      08/15/2011              272,646
      1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.85      09/01/2037            1,000,000
        220,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  WORKERS COMPENSATION RELIEF SERIES A (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                5.00      10/01/2010              220,026
        395,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY
                  HOSPITALS CENTRAL CALIFORNIA (HCFR)                                    3.00      02/01/2011              396,608
      1,585,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY
                  HOSPITALS CENTRAL CALIFORNIA (HCFR)                                    5.00      02/01/2012            1,634,515
      5,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY REPUBLIC SERVICES
                  REMARKETING (RESOURCE RECOVERY REVENUE)+/-SS.                          0.88      09/01/2021            5,000,000
      3,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC
                  SCHOOL (EDUCATION REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.            2.95      05/01/2039            3,000,000
      1,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES A (IDR,
                  NATL-RE INSURED)+/-SS.                                                 5.35      12/01/2016            1,033,330
      1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                  PROJECT SERIES A (PCR)+/-SS.                                           5.13      07/01/2031            1,060,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       350,000   CALIFORNIA SPECIAL DISTRICTS FINANCE PROGRAM COP SERIES 00
                  (LEASE REVENUE, NATL-RE INSURED)                                       5.00%     12/01/2015   $          351,582
        250,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE)                               3.30      02/01/2011              252,275
        100,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE)                               4.00      11/01/2010              100,294
        280,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE)                               5.00      02/01/2011              284,144
        100,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE)                               5.50      06/01/2011              103,263
        200,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE)                               6.60      02/01/2011              203,982
        135,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE)                               6.75      08/01/2011              141,803
        125,000   CALIFORNIA STATE (MISCELLANEOUS REVENUE, NATL-RE INSURED)              6.25      09/01/2012              132,093
        100,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                4.00      12/01/2011              103,193
        150,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                4.50      02/01/2011              151,970
        450,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                5.00      04/01/2011              459,950
      3,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                5.00      05/01/2020            3,287,130
      1,850,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                6.25      09/01/2012            1,955,173
        100,000   CALIFORNIA STATE COUPON MUNICIPAL SERIES 27 (PROPERTY TAX
                  REVENUE)                                                               1.75      03/01/2011               99,270
        200,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION COP SERIES A
                  (LEASE REVENUE, NATL-RE INSURED)                                       5.25      03/01/2016              200,724
      1,995,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS HOME
                  PURCHASE AMT SERIES A (HOUSING REVENUE, AMBAC INSURED)                 4.00      12/01/2013            2,070,132
        490,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS HOME
                  PURCHASE AMT SERIES A (HOUSING REVENUE, AMBAC INSURED)                 4.90      12/01/2018              490,436
        175,000   CALIFORNIA STATE DWR CENTRAL PROJECT SERIES AE (UTILITIES
                  REVENUE)                                                               4.00      12/01/2010              176,115
      1,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES A
                  (UTILITIES REVENUE)                                                    6.00      05/01/2014            1,647,255
      2,465,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-7
                  (UTILITIES REVENUE, AGM INSURED)+/-SS.                                 0.27      05/01/2022            2,465,000
      1,535,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                  REVENUE)                                                               5.00      01/01/2011            1,552,576
      2,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                  REVENUE)                                                               5.00      07/01/2016            2,047,660
      1,175,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A PREREFUNDED
                  (SALES TAX REVENUE)                                                    5.25      01/01/2011            1,189,770
        130,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A UNREFUNDED
                  BALANCE (SALES TAX REVENUE)                                            5.25      01/01/2011              131,570
        205,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B (SALES TAX
                  REVENUE)                                                               5.00      07/01/2023              209,067
      1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B PUTABLE
                  (PROPERTY TAX REVENUE)+/-SS.                                           4.00      07/01/2023            1,095,480
        155,000   CALIFORNIA STATE FSA (MISCELLANEOUS REVENUE, AGM INSURED)              5.50      03/01/2012              157,920
        275,000   CALIFORNIA STATE FSA (MISCELLANEOUS REVENUE, AGM INSURED)              5.75      12/01/2010              277,412
        200,000   CALIFORNIA STATE FSA (PROPERTY TAX REVENUE, AGM INSURED)               4.50      02/01/2011              202,646
        190,000   CALIFORNIA STATE PREREFUNDED (MISCELLANEOUS REVENUE)                   5.00      10/01/2013              190,025
        100,000   CALIFORNIA STATE PREREFUNDED (MISCELLANEOUS REVENUE)                   5.25      12/01/2023              100,830
        300,000   CALIFORNIA STATE PREREFUNDED (MISCELLANEOUS REVENUE, XLCA
                  INSURED)                                                               5.25      10/01/2023              300,042
        250,000   CALIFORNIA STATE PREREFUNDED (MISCELLANEOUS REVENUE, XLCA
                  INSURED)                                                               5.38      10/01/2028              250,035
        485,000   CALIFORNIA STATE PRINCIPAL MUNICIPAL SERIES 27
                  (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                           1.00      09/01/2011              480,790
      1,020,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES A (LEASE REVENUE, AMBAC INSURED)                       5.25      12/01/2012            1,026,293
        100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES A (LEASE REVENUE, AMBAC INSURED)                       5.50      04/01/2013              100,303
      1,930,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES B (LEASE REVENUE, NATL-RE INSURED)                     5.10      09/01/2013            1,935,095
        525,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES D (LEASE REVENUE)                                      5.25      10/01/2011              547,612
        750,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES D (LEASE REVENUE, NATL-RE INSURED)                     5.38      03/01/2012              752,490
        250,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  SERVICES (LEASE REVENUE, NATL-RE INSURED)                              5.25      10/01/2011              260,768
        450,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE
                  UNIVERSITY SERIES A (LEASE REVENUE, AMBAC INSURED)                     5.00      10/01/2010              450,054
        365,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE
                  UNIVERSITY TRUSTEES SERIES B (LEASE REVENUE)                           5.00      09/01/2013              365,934
        760,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                  CORRECTIONS (LEASE REVENUE, AGM INSURED)                               5.25      06/01/2015              834,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       200,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                  CORRECTIONS SERIES A (LEASE REVENUE, AMBAC INSURED)                    4.75%     09/01/2012   $         200,540
        845,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                  CORRECTIONS SERIES E (LEASE REVENUE, NATL-RE/IBC BANK
                  INSURED)                                                               5.50      06/01/2015             892,666
        640,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                  CORRECTIONS SERIES E (LEASE REVENUE, XLCA INSURED)                     5.00      06/01/2015             689,261
        425,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                  CORRECTIONS SERIES F (LEASE REVENUE, NATL-RE INSURED)                  5.00      11/01/2016             471,355
      1,830,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                  CORRECTIONS STATE PRISONS SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.25      12/01/2013           1,913,558
        100,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF GENERAL
                  SERVICES (LEASE REVENUE, AMBAC INSURED)                                5.00      12/01/2011             104,668
        100,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                  SERVICES SERIES A (LEASE REVENUE, NATL-RE INSURED)                     5.00      11/01/2010             100,358
        500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                  SERVICES SERIES A (LEASE REVENUE, NATL-RE INSURED)                     5.20      11/01/2012             506,500
        500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                  SERVICES SERIES A (LEASE REVENUE, NATL-RE INSURED)                     5.50      11/01/2015             506,565
        520,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF MENTAL
                  HEALTH SERIES A (HCFR)                                                 5.00      06/01/2011             531,794
        250,000   CALIFORNIA STATE PUBLIC WORKS BOARD OFFICE OF EMERGENCY
                  SERVICES SERIES A (LEASE REVENUE)                                      5.00      03/01/2011             254,348
      2,500,000   CALIFORNIA STATE PUBLIC WORKS BOARD SERIES A
                  (LEASE REVENUE)                                                        6.50      09/01/2017           2,782,825
        850,000   CALIFORNIA STATE PUBLIC WORKS BOARD STATE ARCHIVES SERIES A
                  (LEASE REVENUE, NATL-RE/IBC BANK INSURED)                              5.38      12/01/2010             853,205
        250,000   CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA
                  STATE UNIVERSITY SERIES A (LEASE REVENUE)                              5.25      10/01/2013             250,688
        150,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF
                  CALIFORNIA RESEARCH PROJECT SERIES L (EDUCATION REVENUE)               5.25      11/01/2010             150,627
        100,000   CALIFORNIA STATE PUBLIC WORKS BOARD VARIOUS PROJECT SERIES
                  G-1 (LEASE REVENUE)                                                    4.00      10/01/2011             103,062
        180,000   CALIFORNIA STATE REFUNDING (MISCELLANEOUS REVENUE, NATL-RE
                  INSURED)                                                               5.75      02/01/2011             183,105
      1,000,000   CALIFORNIA STATE VETERANS BONDS SERIES CA (MISCELLANEOUS
                  TAX REVENUE)                                                           4.45      12/01/2017           1,082,470
      2,760,000   CALIFORNIA STATEWIDE CDA AMERICAN BAPTIST HOMES WEST
                  (HOUSING REVENUE)                                                      4.25      10/01/2015           2,782,163
      2,000,000   CALIFORNIA STATEWIDE CDA CATHEDRAL HIGH SCHOOL PROJECT
                  (EDUCATION REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                   1.40      04/01/2033           2,000,000
        200,000   CALIFORNIA STATEWIDE CDA COP (MISCELLANEOUS REVENUE, ACA
                  RADIAN INSURED)+/-SS.(A)(M)(N)                                         0.77      05/15/2029             190,525
        945,000   CALIFORNIA STATEWIDE CDA COP HEALTH FACILITIES SERIES A
                  (LEASE REVENUE, NATL-RE INSURED)                                       5.50      09/01/2014           1,039,727
      1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES
                  A (RESOURCE RECOVERY REVENUE)                                          4.95      12/01/2012           1,047,390
      1,515,000   CALIFORNIA STATEWIDE CDA HENRY MAYO MEMORIAL HOSPITAL
                  SERIES B (HCFR, AMBAC INSURED)                                         4.00      10/01/2014           1,553,981
        250,000   CALIFORNIA STATEWIDE CDA HUNTINGTON MEMORIAL HOSPITAL (HCFR)           5.00      07/01/2013             271,103
        610,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                  PROJECT (EDUCATION REVENUE)                                            4.60      11/01/2013             607,377
        430,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH
                  SYSTEMS (HCFR, NATL-RE INSURED)                                        5.50      08/15/2012             450,760
        750,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B
                  (HCFR)+/-SS.                                                           3.90      08/01/2031             806,888
        725,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C
                  (HCFR)+/-SS.                                                           3.85      11/01/2029             755,682
        240,000   CALIFORNIA STATEWIDE CDA LODI MEMORIAL HOSPITAL (HCFR, CA
                  MORTGAGE INSURED)                                                      4.00      12/01/2010             240,790
      1,500,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES PROGRAM
                  (OTHER REVENUE)                                                        4.00      06/15/2013           1,603,800
      4,000,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES PROGRAM
                  (OTHER REVENUE)                                                        5.00      06/15/2013           4,382,760
        455,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                  (HOUSING REVENUE)                                                      4.25      07/01/2012             454,518

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       100,000   CALIFORNIA STATEWIDE CDA REDLANDS COMMUNITY HOSPITAL SERIES
                  A (HCFR, RADIAN INSURED)                                               5.00%     04/01/2011   $          101,051
      1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A
                  (OTHER REVENUE, AMBAC INSURED)                                         5.50      08/01/2011            1,421,775
        700,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A
                  (OTHER REVENUE, AMBAC INSURED)                                         5.50      08/01/2014              771,967
      1,335,000   CALIFORNIA STATEWIDE CDA ST. JOSEPH (HCFR, FSA INSURED)                4.50      07/01/2018            1,414,072
        150,000   CAPISTRANO CA USD SCHOOL FACILITIES IMPROVEMENT DISTRICT #1
                  SERIES B (PROPERTY TAX REVENUE, AGM INSURED)                           4.00      08/01/2011              154,466
        130,000   CARLSBAD CA USD SERIES A (LEASE REVENUE)                               2.00      10/01/2011              131,374
        250,000   CASTAIC LAKE WATER AGENCY WATER SYSTEM IMPROVEMENT PROJECT
                  SERIES A (LEASE REVENUE, NATL-RE INSURED)                              7.00      08/01/2011              263,178
        375,000   CENTINELA VALLEY CA UNION HIGH SCHOOL DISTRICT CAPITAL
                  APPRECIATION SERIES A (PROPERTY TAX REVENUE, FSA INSURED)##            3.29      08/01/2015              319,069
        430,000   CHULA VISTA CA COP (LEASE REVENUE, NATL-RE INSURED)                    4.50      08/01/2016              444,173
        200,000   CITRUS HEIGHTS CA WATER DISTRICT (UTILITIES REVENUE)                   2.00      10/01/2010              200,010
        500,000   COALINGA CA PFA SENIOR LIEN NOTES SERIES A (OTHER REVENUE,
                  AMBAC INSURED)                                                         5.85      09/15/2013              545,350
        250,000   COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)                                              3.75      02/01/2011              252,425
        705,000   COMPTON CA COMMUNITY RDA 2ND LIEN (MISCELLANEOUS TAX
                  REVENUE)                                                               3.00      08/01/2011              712,113
        830,000   COMPTON CA COMMUNITY RDA 2ND LIEN (MISCELLANEOUS TAX
                  REVENUE)                                                               3.00      08/01/2012              843,853
        855,000   COMPTON CA COMMUNITY RDA 2ND LIEN (MISCELLANEOUS TAX
                  REVENUE)                                                               3.00      08/01/2013              863,499
      1,130,000   COMPTON CA COMMUNITY RDA 2ND LIEN (MISCELLANEOUS TAX
                  REVENUE)                                                               3.50      08/01/2014            1,160,126
        215,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE
                  RECOVERY REVENUE)                                                      4.80      08/01/2020              218,700
        350,000   CONTRA COSTA COUNTY CA PFA PLEASANT HILL BART PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            5.13      08/01/2011              354,452
        450,000   CONTRA COSTA COUNTY CA PFA SERIES B (LEASE REVENUE, NATL-RE
                  INSURED)                                                               4.00      06/01/2013              465,219
      1,205,000   CORONA CA PFA CITY HALL PROJECT SERIES B (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.38      09/01/2018            1,233,257
        170,000   CORONA CA REDEVELOPMENT AGENCY MERGED DOWNTOWN AMENDED
                  SERIES A (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                  3.50      09/01/2011              172,351
      1,555,000   CULVER CITY CA RDFA (MISCELLANEOUS TAX REVENUE, AMBAC
                  INSURED)                                                               5.50      11/01/2014            1,604,760
      1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT # 2 SUB NOTES
                  (MISCELLANEOUS TAX REVENUE)                                            4.40      10/01/2011            1,000,950
      1,000,000   DRY CREEK CA JOINT ELEMENTARY SCHOOL DISTRICT TRAN
                  (MISCELLANEOUS REVENUE)                                                2.00      09/01/2011            1,012,360
      1,500,000   DUARTE CA COP SERIES A (HCFR)                                          5.25      04/01/2019            1,511,085
      2,000,000   EL CAJON CA PFA SALES TAX SUPPORTED SERIES A
                  (LEASE REVENUE)                                                        4.00      08/01/2015            2,179,800
        500,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                  SERIES A (LEASE REVENUE, NATL-RE INSURED)                              5.00      03/01/2017              538,280
      1,265,000   EMERYVILLE CA PUBLIC FINANCING AUTHORITY EMERYVILLE
                  REDEVELOPMENT PROJECT SERIES A (LEASE REVENUE, NATL-RE
                  INSURED)                                                               5.25      09/01/2015            1,333,930
      1,400,000   EMERYVILLE CA PUBLIC FINANCING AUTHORITY EMERYVILLE
                  REDEVELOPMENT PROJECT SERIES A (LEASE REVENUE, NATL-RE
                  INSURED)                                                               5.25      09/01/2017            1,459,038
        250,000   ENCINITAS CA PUBLIC FINANCING AUTHORITY PARK PROJECT SERIES
                  A (LEASE REVENUE)                                                      2.00      04/01/2011              251,868
        200,000   FOLSOM CA REDEVELOPMENT AGENCY CENTRAL FOLSOM REDEVELOPMENT
                  PROJECT (MISCELLANEOUS TAX REVENUE)                                    3.00      08/01/2011              201,802
        370,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT
                  DISTRICT # 1 SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               5.50      10/01/2015              391,282
        900,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT
                  DISTRICT # 1 SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               5.50      10/01/2016              951,768
        100,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT
                  DISTRICT # 4 SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               4.00      10/01/2010              100,008
        400,000   FONTANA CA PFA (LEASE REVENUE, AMBAC INSURED)                          5.00      09/01/2012              423,724
         50,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            5.50      10/01/2017               50,691
        825,000   FONTANA CA RDA SIERRA CORRIDOR COMMERCIAL REDEVELOPMENT
                  PROJECT (MISCELLANEOUS TAX REVENUE, NATL-RE FGIC INSURED)              4.50      09/01/2015              875,606
      1,500,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                               4.00      12/01/2012            1,591,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       580,000   FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
                  (TRANSPORTATION REVENUE, NATL-RE INSURED)##                            6.40%     01/15/2017   $          390,207
        650,000   FRESNO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                  AGM INSURED)                                                           5.00      06/01/2017              667,719
        100,000   FRESNO CA JOINT POWERS FINANCING AUTHORITY (MISCELLANEOUS
                  TAX REVENUE, AMBAC INSURED)                                            4.10      08/01/2011              101,850
        200,000   FRESNO CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               6.55      08/01/2020              227,136
        460,000   FULLERTON CA PFA (MISCELLANEOUS TAX REVENUE, AMBAC INSURED)            5.00      09/01/2011              473,087
        600,000   GARDEN GROVE CA AGENCY FOR COMMUNITY DEVELOPMENT
                  (MISCELLANEOUS TAX REVENUE, AMBAC INSURED)                             5.25      10/01/2016              635,688
      1,000,000   GOLDEN EMPIRE SCHOOLS FINANCING AUTHORITY KERN HIGH SCHOOL
                  DISTRICT PROJECT (LEASE REVENUE)                                       2.38      05/01/2012            1,021,170
        350,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA ENHANCED
                  ASSET-BACKED SERIES A (TOBACCO REVENUE, AMBAC INSURED)                 4.00      06/01/2012              361,417
        150,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA ENHANCED
                  ASSET-BACKED SERIES A (TOBACCO REVENUE, AMBAC INSURED)                 5.00      06/01/2011              153,164
      2,965,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA ENHANCED
                  ASSET-BACKED SERIES A (TOBACCO REVENUE, AMBAC INSURED)                 5.00      06/01/2013            3,168,103
      2,555,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                  2003 A-1 (TOBACCO REVENUE)                                             6.25      06/01/2033            2,835,820
        300,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                  APPRECIATION SERIES A (OTHER REVENUE, NATL-RE INSURED)##               2.14      08/01/2011              294,660
        360,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                  APPRECIATION SERIES A (OTHER REVENUE, NATL-RE INSURED)##               2.59      02/01/2013              338,825
        235,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                  APPRECIATION SERIES A (OTHER REVENUE, NATL-RE INSURED)##               3.12      02/01/2014              211,751
        335,000   HANFORD CA JOINT UNION HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                3.00      08/01/2011              340,708
        100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                             2.38      08/01/2013               93,460
        100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                             3.11      08/01/2015               86,062
        155,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                             3.37      08/01/2016              127,367
        165,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                             3.65      08/01/2017              128,655
        100,000   HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1 SERIES A
                  (PROPERTY TAX REVENUE, AMBAC INSURED)                                  4.25      09/01/2011              102,680
        240,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                4.00      08/01/2011              246,348
        265,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                4.00      08/01/2012              278,963
        280,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                4.00      08/01/2013              300,605
        295,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                4.00      08/01/2014              321,019
        250,000   INDUSTRY CA SERIES B (PROPERTY TAX REVENUE)                            4.00      07/01/2011              256,305
        395,000   INGLEWOOD CA RDA SUB LIEN MERGED REDEVELOPMENT PROJECT
                  (MISCELLANEOUS TAX REVENUE, ACA INSURED)##                             4.53      05/01/2012              367,836
        150,000   INGLEWOOD CA RDA SUB LIEN MERGED REDEVELOPMENT PROJECT
                  (MISCELLANEOUS TAX REVENUE, ACA INSURED)##                             4.68      05/01/2013              133,032
        200,000   IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS (PROPERTY
                  TAX REVENUE, LANDESBANK HESSEN THURINGEN LOC)+/-SS.                    0.30      10/01/2010              200,000
      1,000,000   JURUPA CA PUBLIC FINANCING AUTHORITY SUPERIOR LIEN SERIES A
                  (MISCELLANEOUS REVENUE, AGM INSURED)                                   2.00      09/01/2011            1,007,230
      2,500,000   KERN CA COMMUNITY COLLEGE DISTRICT COP (LEASE REVENUE)                 4.00      04/01/2014            2,603,250
        145,000   KEYES CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                     2.84      08/01/2013              133,784
        150,000   KEYES CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                     3.59      08/01/2015              126,180
        155,000   KEYES CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                     3.85      08/01/2016              123,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       750,000   LANCASTER CA RDA COMBINED REDEVELOPMENT PROJECT AREAS
                  (MISCELLANEOUS TAX REVENUE)                                            4.50%     08/01/2014   $          800,805
        585,000   LANCASTER CA RDA COMBINED REDEVELOPMENT PROJECT AREAS
                  (MISCELLANEOUS TAX REVENUE)                                            4.75      08/01/2015              634,614
        300,000   LIBERTY CA USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)##                                            4.80      08/01/2017              216,768
        340,000   LINDSAY CA USD COP (LEASE REVENUE, ASSURED GUARANTY)                   5.00      10/01/2014              374,680
        495,000   LODI CA USD COP ASPIRE PROJECT SERIES A (LEASE REVENUE,
                  NATL-RE FGIC INSURED)                                                  4.00      08/01/2011              507,321
      1,535,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE
                  PACIFIC (LEASE REVENUE, AMBAC INSURED)                                 5.50      11/01/2012            1,584,274
      1,045,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE
                  PACIFIC (LEASE REVENUE, AMBAC INSURED)                                 5.50      11/01/2015            1,069,443
      1,080,000   LONG BEACH CA BOND FINANCE AUTHORITY PUBLIC SAFETY
                  FACILITIES PROJECT (LEASE REVENUE, AMBAC INSURED)                      5.25      11/01/2013            1,130,922
      4,205,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (UTILITIES
                  REVENUE)                                                               5.00      11/15/2011            4,358,356
      1,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION
                  NOTES SERIES A (EDUCATION REVENUE)                                     9.85      01/15/2013            1,196,910
        500,000   LONG BEACH CA HARBOR AMT SERIES A (TRANSPORTATION REVENUE,
                  NATL-RE INSURED)                                                       5.00      05/15/2016              558,340
        250,000   LONG BEACH CA PUBLIC SAFETY FACILITIES PROJECT (LEASE
                  REVENUE, AMBAC INSURED)                                                5.25      11/01/2015              259,385
        995,000   LONG BEACH CA SENIOR SERIES B (TRANSPORTATION REVENUE)                 4.00      06/01/2014            1,036,054
        210,000   LOOMIS CA UNION SCHOOL DISTRICT COP (LEASE REVENUE, AGM
                  INSURED)                                                               2.00      10/01/2010              210,006
        475,000   LOS ANGELES CA BUILDING AUTHORITY SERIES A (LEASE REVENUE)             5.20      10/01/2012              478,819
        255,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES D
                  (MISCELLANEOUS TAX REVENUE)                                            5.00      09/01/2014              281,364
        375,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES D
                  (MISCELLANEOUS TAX REVENUE)                                            5.00      09/01/2015              417,458
        300,000   LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES
                  A (PROPERTY TAX REVENUE, NATL-RE INSURED)                              6.13      08/15/2011              314,487
        230,000   LOS ANGELES CA COP HOLLYWOOD PRESBYTERIAN MEDICAL CENTER
                  (LEASE REVENUE, INDLC INSURED )                                        9.63      07/01/2013              262,757
        395,000   LOS ANGELES CA DW&P PREREFUNDED POWER SYSTEM SERIES A-2
                  (UTILITIES REVENUE, NATL-RE INSURED)                                   5.38      07/01/2020              410,184
        100,000   LOS ANGELES CA DW&P UNREFUNDED POWER SYSTEM SERIES A-1
                  (UTILITIES REVENUE, NATL-RE INSURED)                                   4.30      07/01/2012              102,701
        605,000   LOS ANGELES CA DW&P UNREFUNDED POWER SYSTEM SERIES A-2
                  (UTILITIES REVENUE, NATL-RE INSURED)                                   5.38      07/01/2020              624,348
        230,000   LOS ANGELES CA DW&P PREREFUNDED MBIA (UTILITIES REVENUES,
                  NATL-RE INSURED)                                                       4.75      08/15/2011              230,819
        210,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES A
                  (LEASE REVENUE, NATL-RE INSURED)                                       4.25      08/01/2011              215,832
        100,000   LOS ANGELES CA SERIES A (PROPERTY TAX REVENUE, AGM INSURED)            4.40      09/01/2011              101,639
      2,000,000   LOS ANGELES CA SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               5.00      09/01/2019            2,245,960
        370,000   LOS ANGELES CA SERIES A (LEASE REVENUE, NATL-RE INSURED)               5.63      05/01/2011              379,579
      3,000,000   LOS ANGELES CA USD COP MULTIPLE PROPERTIES SERIES A (LEASE
                  REVENUE)                                                               3.00      12/01/2011            3,057,270
      1,750,000   LOS ANGELES CA USD COP MULTIPLE PROPERTIES SERIES A (LEASE
                  REVENUE)                                                               5.00      12/01/2015            1,947,208
        600,000   LOS ANGELES COUNTY CA ANTELOPE VALLEY COURTHOUSE SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         5.25      11/01/2033              602,562
        200,000   LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION
                  SERIES B (LEASE REVENUE, AMBAC INSURED)                                6.00      12/01/2014              218,346
      1,835,000   LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION
                  SERIES B (LEASE REVENUE, AMBAC INSURED)                                6.00      12/01/2015            2,017,601
      3,285,000   LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION
                  SERIES B (LEASE REVENUE, AMBAC INSURED)                                6.00      12/01/2016            3,633,276
      1,000,000   LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT # 5
                  ROWLAND HEIGHTS AREA (SPECIAL TAX REVENUE, AGM INSURED)                5.00      09/01/2019            1,015,280
        100,000   LOS ANGELES COUNTY CA COP CAPITAL APPRECIATION DISNEY
                  PACKAGE PROJECTS (LEASE REVENUE)##                                     2.24      03/01/2014               92,594

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       100,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  1ST TIER SENIOR (SALES TAX REVENUE)                                    5.00%     07/01/2011   $          103,546
      1,225,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  CAPITAL GRANT RECEIPTS GOLD LINE PROJECT SERIES A (SALES
                  TAX REVENUE, NATL-RE INSURED)                                          5.00      10/01/2011            1,225,159
        250,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  MASTER PROJECT SERIES A (LEASE REVENUE, NATL-RE INSURED)               5.00      09/01/2011              258,643
        640,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  MASTER PROJECT SERIES A (LEASE REVENUE, NATL-RE INSURED)               5.00      09/01/2014              714,074
      2,875,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  MASTER PROJECT SERIES A (LEASE REVENUE, NATL-RE INSURED)               5.00      09/01/2019            3,118,570
      1,800,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  MASTER REFERENCE PROJECT SERIES A (LEASE REVENUE, MBIA
                  INSURED)                                                               5.00      12/01/2010            1,812,078
        560,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  REGIONAL PARK & OPEN SPACE DISTRICT (MISCELLANEOUS REVENUE,
                  AGM INSURED)                                                           5.00      10/01/2010              560,073
        250,000   LOS ANGELES COUNTY CA SANITATION DISTRICTS FINANCING
                  AUTHORITY CAPITAL PROJECT SERIES B (SEWER TAX REVENUE,
                  NATL-RE INSURED)                                                       3.00      10/01/2010              250,013
        850,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                  REVENUE)                                                               2.00      08/01/2011              861,994
        200,000   MADERA CA USD ELECTION OF 2006 (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       4.00      08/01/2011              205,124
        650,000   MENDOTA CA USD (PROPERTY TAX REVENUE)                                  5.00      05/01/2011              666,263
        300,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA SERIES B-2
                  (UTILITIES REVENUE)+/-SS.                                              0.28      07/01/2035              300,000
      2,000,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS
                  FLOATS SERIES C-1 (UTILITIES REVENUE)+/-SS.                            0.26      07/01/2036            2,000,000
      1,000,000   MODESTO CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENTS
                  SERIES A (LEASE REVENUE, AGM INSURED)                                  5.25      07/01/2016            1,048,010
        175,000   MODESTO CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENTS
                  SERIES A (LEASE REVENUE, AMBAC INSURED)##                              3.12      07/01/2011              170,956
        900,000   MODESTO CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENTS
                  SERIES A (LEASE REVENUE, AMBAC INSURED)##                              4.94      07/01/2016              679,401
        500,000   MOJAVE CA USD COP (LEASE REVENUE, AGM INSURED)##                       1.81      09/01/2012              482,780
      1,000,000   MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT
                  PROJECT AREA # 1 (MISCELLANEOUS TAX REVENUE)                           4.40      06/01/2012            1,000,950
        480,000   MORENO VALLEY CA PFA (LEASE REVENUE, AMBAC INSURED)                    5.00      11/01/2013              519,178
      1,070,000   MOUNT PLEASANT CA ELEMENTARY SCHOOL DISTRICT CAPITAL
                  APPRECIATION 1998 ELECTION SERIES S (PROPERTY TAX REVENUE,
                  AMBAC INSURED)##                                                       6.13      09/01/2014              952,760
        500,000   MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A
                  (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                           5.50      08/01/2013              501,310
      1,000,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID WASTE
                  REVENUE)                                                               5.10      02/15/2011            1,001,980
        990,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID WASTE
                  REVENUE)                                                               5.30      02/15/2012              991,871
        905,000   NEW HAVEN CA USD REFUNDING (PROPERTY TAX REVENUE, AGM
                  INSURED)                                                              12.00      08/01/2013            1,183,251
        100,000   NORCO CA RDA REFUNDING REDEVELOPMENT PROJECT AREA #1
                  (MISCELLANEOUS TAX REVENUE)                                            4.00      03/01/2014              104,347
      2,680,000   NORTHERN CA CALIFORNIA-OREGON TRANSMISSION PROJECT SERIES A
                  (UTILITIES REVENUE, NATL-RE INSURED)                                   7.00      05/01/2013            2,895,043
        180,000   NORWALK CA COMMUNITY FACILITIES AUTHORITY REFUNDING PARKING
                  & IMPROVEMENT PROJECT SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               3.90      04/01/2012              182,196
        390,000   OAK VALLEY CA HOSPITAL DISTRICT ELECTION OF 2004 (PROPERTY
                  TAX REVENUE, NATL-RE INSURED)                                          5.00      07/01/2012              411,150
        225,000   OAKLAND CA COP OAKLAND MUSEUM SERIES A (LEASE REVENUE,
                  AMBAC INSURED)                                                         5.00      04/01/2012              231,782
         50,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                  CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                      5.50      10/01/2010               50,005
      1,125,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                  CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                      5.50      10/01/2011            1,162,991
      1,305,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                  CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                      5.50      10/01/2013            1,414,033
        580,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                  CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                      5.50      10/01/2014              638,563
        300,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY SERIES A-1
                  (LEASE REVENUE, ASSURED GUARANTY)                                      3.50      01/01/2011              301,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       105,000   OAKLAND CA RDA SUB TAX ALLOCATION CENTRE DISTRIBUTION
                  (MISCELLANEOUS TAX REVENUE, NATL-RE FGIC INSURED)                      5.50%     09/01/2012   $          111,176
        475,000   OAKLAND CA RDA SUB TAX ALLOCATION CENTRE DISTRIBUTION
                  (MISCELLANEOUS TAX REVENUE, NATL-RE FGIC INSURED)                      5.50      09/01/2015              500,864
      1,000,000   OAKLAND CA TRAN (MISCELLANEOUS TAX REVENUE)                            2.00      06/15/2011            1,009,960
        500,000   OAKLAND CA USD ALAMEDA COUNTY (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       3.75      08/01/2012              517,355
        530,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2000 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)                                              5.00      08/01/2016              574,907
        435,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
                  (PROPERTY TAX REVENUE)                                                 4.00      08/01/2014              457,885
      3,000,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED
                  SAVERS & RIBS (SALES TAX REVENUE)                                      6.20      02/14/2011            3,038,310
        750,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED
                  SAVERS & RIBS (SALES TAX REVENUE)                                      6.20      02/14/2011              759,578
        250,000   ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.00      07/01/2011              258,258
        185,000   OXNARD CA COP (LEASE REVENUE, AMBAC INSURED)                           4.45      06/01/2012              186,282
        200,000   PADRE DAM CA MUNICIPAL WATER DISTRICT COP CAPITAL
                  IMPROVEMENT PROJECT SERIES A (LEASE REVENUE)                           2.00      10/01/2010              200,008
        200,000   PALM DESERT CA FINANCING AUTHORITY HOUSING SET-ASIDE
                  (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                           5.00      10/01/2013              215,098
      1,150,000   PALM DESERT CA FINANCING AUTHORITY PROJECT AREA # 1 SERIES
                  A (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                         4.50      04/01/2011            1,166,388
        290,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL
                  AIRPORT (TRANSPORTATION REVENUE)                                       5.10      07/01/2012              295,104
        410,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL
                  AIRPORT (TRANSPORTATION REVENUE)                                       5.20      07/01/2013              413,079
        130,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL
                  AIRPORT (TRANSPORTATION REVENUE)                                       5.30      07/01/2013              129,988
        430,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS INTERNATIONAL
                  AIRPORT (TRANSPORTATION REVENUE)                                       5.30      07/01/2014              424,651
        969,484   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATION REVENUE)                 4.80      09/01/2027              975,902
         85,000   PALOMAR POMERADO HEALTH SYSTEM (HCFR, NATL-RE INSURED)                 5.38      11/01/2011               85,175
        135,000   PALOS VERDES PENINSULA CA USD SERIES A (PROPERTY TAX
                  REVENUE)                                                               5.75      11/01/2018              136,989
        140,000   PATTERSON CA JOINT USD CAPITAL APPRECIATION SERIES A
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)##                              3.53      08/01/2015              117,768
      1,830,000   POMONA CA PFA REDEVELOPMENT PROJECT SERIES AD
                  (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                           4.75      02/01/2013            1,845,537
      1,145,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               6.15      08/01/2015            1,225,024
        800,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               6.50      08/01/2019              855,768
        105,000   PORT OF OAKLAND CA SERIES A (TRANSPORTATION REVENUE,
                  NATL-RE INSURED)                                                       5.00      11/01/2010              105,342
      2,430,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.75      11/01/2012            2,438,456
      1,000,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.75      11/01/2013            1,003,180
        995,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.75      11/01/2014              997,975
        500,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.88      11/01/2017              501,135
      1,000,000   PORT OF OAKLAND CA SERIES N (TRANSPORTATION REVENUE,
                  NATL-RE INSURED)                                                       5.00      11/01/2014            1,051,150
      1,100,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                  BUSINESS (OTHER REVENUE)                                               3.63      08/15/2014            1,117,600
        550,000   POWAY CA RDA PAGUAY REDEVELOPMENT PROJECT SERIES A (TAX
                  ALLOCATION REVENUE, NATL-RE INSURED)                                   4.50      06/15/2014              575,933
        500,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO
                  REDEVELOPMENT PROJECT (MISCELLANEOUS TAX REVENUE, AGM
                  INSURED)                                                               5.00      09/01/2013              501,635
        350,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO
                  REDEVELOPMENT PROJECT (MISCELLANEOUS TAX REVENUE, AMBAC
                  INSURED)                                                               5.00      09/01/2011              360,217

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       915,000   RIDGECREST CA REDEVELOPMENT AGENCY RIDGECREST REDEVELOPMENT
                  PROJECT (MISCELLANEOUS TAX REVENUE)                                    3.00%     06/30/2013   $          922,686
      1,060,000   RIDGECREST CA REDEVELOPMENT AGENCY RIDGECREST REDEVELOPMENT
                  PROJECT (MISCELLANEOUS TAX REVENUE)                                    3.38      06/30/2014            1,077,363
        630,000   RIDGECREST CA REDEVELOPMENT AGENCY RIDGECREST REDEVELOPMENT
                  PROJECT (MISCELLANEOUS TAX REVENUE)                                    3.75      06/30/2015              646,563
      1,100,000   RIVERSIDE CA COMMUNITY FACILITIES DISTRICT # 90-1 SERIES A
                  (SPECIAL TAX REVENUE, NATL-RE INSURED)                                 5.50      09/01/2013            1,128,908
        500,000   RIVERSIDE COUNTY CA ASSET LEASING CORP HOSPITAL PROJECT
                  SERIES B (HCFR, NATL-RE INSURED)                                       5.70      06/01/2016              524,120
      1,200,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES
                  A (LEASE REVENUE)                                                      4.50      05/01/2012            1,259,748
        545,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT & INTERSTATE
                  215 (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                       4.50      10/01/2015              564,745
      1,000,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT & INTERSTATE
                  215 (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                       5.00      10/01/2014            1,055,690
        250,000   RIVERSIDE COUNTY CA PUBLIC SAFETY COMMUNICATION SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         4.00      11/01/2011              258,460
        200,000   RIVERSIDE COUNTY CA PUBLIC SAFETY COMMUNICATION SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         5.00      11/01/2013              220,076
      1,535,000   ROBLA CA SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                     4.37      08/01/2018            1,088,330
        500,000   ROSEVILLE CA NATURAL GAS FINANCING AUTHORITY (UTILITIES
                  REVENUE)                                                               5.00      02/15/2015              536,350
        500,000   ROSEVILLE CITY CA SCHOOL DISTRICT COP FINANCING PROJECT
                  (LEASE REVENUE, AGM INSURED)                                           4.75      09/01/2016              501,090
      1,000,000   SACRAMENTO CA AIRPORT GRANT SERIES D (TRANSPORTATION
                  REVENUE)                                                               5.00      07/01/2014            1,122,750
        535,000   SACRAMENTO CA CITY FINANCING AUTHORITY BUILDING SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         5.25      05/01/2015              536,782
      1,250,000   SACRAMENTO CA CITY FINANCING AUTHORITY EPA BUILDING SERIES
                  B (LEASE REVENUE, AMBAC INSURED)                                       5.00      05/01/2014            1,253,650
        455,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.38      11/01/2014              480,334
      1,185,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE
                  REVENUE)                                                               5.00      11/01/2014            1,241,442
        445,000   SACRAMENTO CA MUD SERIES G (UTILITIES REVENUE, NATL-RE
                  INSURED)                                                               6.50      09/01/2013              482,674
        310,000   SACRAMENTO CA MUD SERIES O (UTILITIES REVENUE, NATL-RE
                  INSURED)                                                               5.25      08/15/2015              319,055
        250,000   SACRAMENTO CA MUD SERIES O (UTILITIES REVENUE, NATL-RE
                  INSURED)                                                               5.25      08/15/2016              257,303
        600,000   SACRAMENTO CA MUD SERIES S (UTILITIES REVENUE, AGM INSURED)            5.00      11/15/2010              603,480
        200,000   SACRAMENTO CA MUD SERIES S (UTILITIES REVENUE, NATL-RE
                  INSURED)                                                               5.00      11/15/2011              209,448
        150,000   SACRAMENTO CA REGIONAL ART FACILITIES FINANCING AUTHORITY
                  COP (LEASE REVENUE, AMBAC INSURED)                                     4.10      09/01/2015              153,411
      1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
                  AUTHORITY SERIES A (SEWER TAX REVENUE)                                 6.00      12/01/2014            1,019,110
        985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE
                  REVENUE, AMBAC INSURED)                                                5.00      08/01/2012            1,024,420
      1,425,000   SAN BERNARDINO CA JOINT POWERS FINANCING AUTHORITY SERIES A
                  (MISCELLANEOUS TAX REVENUE, AGM INSURED)                               5.75      10/01/2014            1,613,257
      2,000,000   SAN BERNARDINO COUNTY CA COP ARROWHEAD PROJECT SERIES A
                  (LEASE REVENUE)                                                        5.50      08/01/2020            2,213,960
        720,000   SAN BERNARDINO COUNTY CA COP MEDICAL CENTRE FINANCING
                  PROJECT (LEASE REVENUE, NATL-RE INSURED)                               5.50      08/01/2017              752,040
        815,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES
                  PROJECT (OTHER REVENUE)                                                5.10      06/01/2017              783,223
        250,000   SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY COP
                  SERIES A (SALES TAX REVENUE)                                           5.00      05/01/2012              266,448
        200,000   SAN BUENAVENTURA CA COP SERIES B (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.00      01/01/2011              202,124
      1,825,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING REFUNDING BALLPARK
                  SERIES A (LEASE REVENUE, AMBAC INSURED)                                5.00      02/15/2016            2,006,697
        310,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            3.00      09/01/2011              314,941
        165,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            3.00      09/01/2013              167,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       355,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            3.00%     09/01/2014   $          358,877
        365,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            3.50      09/01/2015              379,728
        380,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            4.00      09/01/2016              392,536
        345,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            4.50      09/01/2017              364,510
        555,000   SAN DIEGO CA RDA NAVAL TRAINING CENTER SERIES A
                  (MISCELLANEOUS TAX REVENUE, AMBAC INSURED)                             4.50      09/01/2017              589,216
        375,000   SAN DIEGO CA RDA TAX ALLOCATION CENTRE CITY SERIES A
                  (MISCELLANEOUS TAX REVENUE,  AMBAC INSURED)                            5.13      09/01/2011              379,583
        665,000   SAN DIEGO CA RDA TAX ALLOCATION CENTRE CITY SERIES A
                  (MISCELLANEOUS TAX REVENUE,  XLCA INSURED)                             5.00      09/01/2014              727,550
        100,000   SAN DIEGO CA USD SERIES C (PROPERTY TAX REVENUE, AGM
                  INSURED)                                                               5.00      07/01/2021              105,109
      1,800,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                 5.63      09/01/2012            1,897,992
        250,000   SAN DIEGO COUNTY CA COP COUNTY JUSTICE FACILITIES (LEASE
                  REVENUE, AGM INSURED)                                                  4.25      11/15/2010              251,083
        390,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                  INCORPORATED PROJECT (TRANSPORTATION REVENUE)                          8.00      07/01/2013              435,115
        535,000   SAN FRANCISCO CA BUILDING AUTHORITY DEPARTMENT OF GENERAL
                  SERVICES SERIES A (LEASE REVENUE)                                      5.00      10/01/2013              554,249
        250,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37-D (OTHER REVENUE, AGM INSURED)+/-SS.                         0.30      05/01/2030              250,000
        240,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES ISSUE 30 (TRANSPORTATION REVENUE, XLCA INSURED)                 4.00      05/01/2014              254,923
      1,720,000   SAN FRANCISCO CA CITY & COUNTY CAPITAL APPRECIATION GEORGE
                  R. MOSCONE CENTER (LEASE REVENUE)##                                    0.92      07/01/2011            1,708,029
        300,000   SAN FRANCISCO CA CITY & COUNTY RDA CAPITAL APPRECIATION
                  REDEVELOPMENT PROJECT SERIES C (MISCELLANEOUS TAX REVENUE,
                  NATL-RE INSURED)##                                                     2.81      08/01/2013              277,017
      1,000,000   SAN FRANCISCO CA CITY & COUNTY RDFA GEORGE R. MOSCONE
                  CENTER (LEASE REVENUE, AGM INSURED)                                    5.00      07/01/2017            1,040,570
        125,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH
                  REDEVELOPMENT SERIES C (MISCELLANEOUS TAX REVENUE)                     4.50      08/01/2014              133,468
        310,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH
                  REDEVELOPMENT SERIES C (MISCELLANEOUS TAX REVENUE)                     4.50      08/01/2016              331,815
        500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH
                  REDEVELOPMENT SERIES D (MISCELLANEOUS TAX REVENUE)                     4.00      08/01/2012              514,090
        500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH
                  REDEVELOPMENT SERIES D (MISCELLANEOUS TAX REVENUE)                     5.00      08/01/2014              541,435
      2,000,000   SAN FRANCISCO CA CITY & COUNTY RDFA SAN FRANCISCO
                  REDEVELOPMENT PROJECT SERIES B (MISCELLANEOUS TAX REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.25      08/01/2018            2,064,660
      1,060,000   SAN FRANCISCO CA COMMUNITY COLLEGE DISTRICT ELECTION OF
                  2001 SERIES B (PROPERTY TAX REVENUE, NATL-RE INSURED)                  5.00      06/15/2022            1,144,874
        250,000   SAN FRANCISCO CITY & COUNTY CA RDFA SAN FRANCISCO
                  REDEVELOPMENT PROJECT SERIES B (MISCELLANEOUS TAX REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.25      08/01/2013              267,403
        350,000   SAN JACINTO CA USD COP (LEASE REVENUE, AGM INSURED)                    2.00      09/01/2011              353,784
        760,000   SAN JOAQUIN COUNTY CA ADMINISTRATION BUILDING (LEASE
                  REVENUE, NATL-RE INSURED)                                              5.00      11/15/2014              831,790
        100,000   SAN JOAQUIN COUNTY CA TRANSPORTATION AUTHORITY MEASURE K
                  SENIOR NOTES (SALES TAX REVENUE)                                       5.00      04/01/2011              102,313
      2,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY CAPITAL
                  APPRECIATION SERIES A (TRANSPORTATION REVENUE, NATL-RE
                  INSURED)##                                                             5.91      01/15/2015            1,557,200
      1,000,000   SAN JOSE CA FINANCING AUTHORITY CONVENTION CENTER PROJECT
                  SERIES F (LEASE REVENUE, NATL-RE INSURED)                              5.00      09/01/2015            1,032,320
        715,000   SAN JOSE CA LIBRARIES & PARKS PROJECT
                  (PROPERTY TAX REVENUE)                                                 5.00      09/01/2017              741,727
        675,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (MISCELLANEOUS
                  TAX REVENUE)                                                           5.25      08/01/2011              693,610
        550,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (MISCELLANEOUS
                  TAX REVENUE)                                                           6.13      08/01/2015              610,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       300,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (MISCELLANEOUS
                  TAX REVENUE, NATL-RE INSURED)                                          5.00%     08/01/2017   $          322,167
        250,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TRANSPORTATION
                  REVENUE, AGM INSURED)                                                  4.38      03/01/2011              253,953
      1,000,000   SAN LUIS & DELTA MENDOTA CA WATER AUTHORITY DHCCP
                  DEVELOPMENT PROJECT SERIES A (UTILITIES REVENUE)                       4.50      03/01/2014            1,076,920
        200,000   SANTA ANA CA USD (PROPERTY TAX REVENUE, NATL-RE INSURED)               4.00      08/01/2011              205,196
        200,000   SANTA BARBARA COUNTY CA (LEASE REVENUE)                                3.00      03/01/2011              202,108
        995,000   SANTA CLARA CA SUBSERIES B (POWER REVENUE, DEXIA CREDIT SA
                  LOC)+/-SS.                                                             0.28      07/01/2027              995,000
        200,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY FACILITY
                  REPLACEMENT PROJECT SERIES A (HCFR, AMBAC INSURED)                     7.75      11/15/2011              216,110
        500,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
                  FACILITIES PROJECT (LEASE REVENUE)                                     3.00      11/15/2011              514,105
        200,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
                  FACILITIES PROJECT SERIES N (LEASE REVENUE)                            4.00      05/15/2011              204,490
      1,090,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SERIES A
                  (SALES TAX REVENUE)+/-SS.                                              0.30      06/01/2026            1,090,000
        120,000   SANTA CRUZ COUNTY CA RDA LIVE OAK SOQUEL COMMUNITY
                  IMPROVEMENT SERIES A (MISCELLANEOUS TAX REVENUE)                       4.20      09/01/2012              124,630
      1,170,000   SANTA MARIA CA WATER & WASTEWATER CAPITAL APPRECIATION SUB
                  SERIES A (SEWER REVENUE, AMBAC INSURED)##                              3.07      08/01/2014            1,040,083
        500,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT SCHOOL
                  FACILITIES IMPROVEMENT DISTRICT # 2 CAPITAL APPRECIATION
                  WESTERN NEVADA SERIES B (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)##                                                             2.98      08/01/2015              432,920
        250,000   SIGNAL HILL CA REDEVELOPMENT PROJECT # 1 (MISCELLANEOUS TAX
                  REVENUE)                                                               3.00      10/01/2010              250,013
        550,000   SIGNAL HILL CA REDEVELOPMENT PROJECT # 1 (MISCELLANEOUS TAX
                  REVENUE)                                                               4.13      10/01/2016              575,812
        250,000   SONOMA COUNTY CA COP REFINANCING SERIES A (LEASE REVENUE,
                  NATL-RE INSURED)                                                       3.00      11/15/2010              250,720
      1,365,000   SOUTH GATE CA PFA SOUTHGATE REDEVELOPMENT PROJECT # 1
                  (MISCELLANEOUS TAX REVENUE, AMBAC INSURED)                             5.25      09/01/2019            1,415,983
        100,000   SOUTHERN CA PUBLIC POWER AUTHORITY MULTIPLE PROJECTS
                  (UTILITIES REVENUE, AGM INSURED)                                       6.75      07/01/2011              104,799
        500,000   SOUTHERN CA PUBLIC POWER AUTHORITY NATIONAL GAS PROJECT # 1
                  SERIES A (UTILITIES REVENUE)                                           5.00      11/01/2012              539,215
        100,000   SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                      5.00      10/01/2010              100,012
        180,000   SUSANVILLE CA PUBLIC FINANCING AUTHORITY UTILITY
                  ENTERPRISES SERIES A (UTILITIES REVENUE, AGM INSURED)                  0.60      06/01/2011              179,897
        250,000   SUSANVILLE CA PUBLIC FINANCING AUTHORITY UTILITY
                  ENTERPRISES SERIES A (UTILITIES REVENUE, AGM INSURED)                  1.00      06/01/2012              249,493
      1,980,000   TORRANCE CA RDA REFERENDUM SENIOR LIEN SERIES C
                  (MISCELLANEOUS TAX REVENUE, NATL-RE INSURED)                           5.45      09/01/2018            2,001,820
        315,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, AGM
                  INSURED)                                                               6.00      08/01/2013              357,692
        345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, AGM
                  INSURED)                                                               8.00      08/01/2012              389,433
      2,000,000   TURLOCK CA IRRIGATION DISTRICT SENIOR NOTES (UTILITIES
                  REVENUE)                                                               0.75      08/12/2011            2,000,000
        400,000   TURLOCK CA IRRIGATION DISTRICT SERIES A (UTILITIES REVENUE,
                  NATL-RE INSURED)                                                       6.00      01/01/2011              405,016
        150,000   TUSTIN CA USD COMMUNITY DISTRICT # 88-1 (SPECIAL TAX
                  REVENUE, AGM INSURED)                                                  5.00      09/01/2011              152,550
        175,000   TWIN RIVERS USD (PROPERTY TAX REVENUE, AGM INSURED)                    4.50      08/01/2011              180,940
         55,000   UNION CITY CA COMMUNITY REDEVELOPMENT AGENCY UNION CITY
                  COMMUNITY REDEVELOPMENT PROJECT (MISCELLANEOUS TAX REVENUE,
                  ASSURED GUARANTY)                                                      3.00      10/01/2013               57,845
        740,000   UNIVERSITY OF CALIFORNIA GENERAL SERVICES SERIES A
                  (EDUCATION REVENUE, AMBAC INSURED)                                     5.13      05/15/2016              814,037
      1,115,000   UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES B
                  (EDUCATION REVENUE)                                                    2.00      05/15/2011            1,126,295
      1,000,000   UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES B
                  (EDUCATION REVENUE, AGM INSURED)                                       5.00      05/15/2019            1,101,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       500,000   VAL VERDE CA USD 2008 ELECTION SERIES B (PROPERTY TAX
                  REVENUE, AGM INSURED)                                                  3.00%     08/01/2011   $          509,380
        545,000   VALLEJO CITY CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               5.00      02/01/2013              564,522
      1,230,000   VICTOR CA ELEMENTARY SCHOOL DISTRICT SCHOOL CONSTRUCTION
                  PROJECT (LEASE REVENUE, NATL-RE INSURED)                               6.45      05/01/2018            1,330,774
        280,000   VICTOR VALLEY CA JOINT USD CAPITAL APPRECIATION BONDS
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                             2.98      08/01/2015              242,435
        240,000   WALNUT VALLEY CA USD SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       7.20      02/01/2016              259,910
        465,000   WASHINGTON CA USD YOLO COUNTY COP NEW HIGH SCHOOL PROJECT
                  (LEASE REVENUE, AMBAC INSURED)                                         4.25      08/01/2013              489,185
        500,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT (HCFR)                     5.00      07/01/2011              503,820
      1,000,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT (HCFR)                     5.00      07/01/2012            1,007,510
        905,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.00      07/01/2013              971,038
        975,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.00      07/01/2014            1,061,395
      1,040,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.00      07/01/2021            1,082,827
      2,355,000   WEST CONTRA COSTA CA USD 2000 ELECTION SERIES C (PROPERTY
                  TAX REVENUE, NATL-RE FGIC INSURED)                                     5.25      08/01/2018            2,413,169
        520,000   WEST CONTRA COSTA CA USD (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)##                                                             2.64      08/01/2011              508,638
        415,000   WEST CONTRA COSTA CA USD ELECTION OF 2002 SERIES B
                  (PROPERTY TAX REVENUE, AGM INSURED)                                    5.00      08/01/2018              431,305
        785,000   WEST CONTRA COSTA CA USD ELECTION OF 2002 SERIES C
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)                                4.25      08/01/2017              815,364
      1,000,000   WHITTIER CA HCFR PRESBYTERIAN INTERCOMMUNITY HOSPITAL
                  SERIES D (HCFR)                                                        4.00      06/01/2013            1,052,650
        245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER RDA SERIES A
                  (LEASE REVENUE)                                                        5.00      11/01/2012              247,857
        200,000   WOODLAND CA FINANCE AUTHORITY EAST MAIN STREET ASSESSMENT
                  DISTRICT (MISCELLANEOUS REVENUE)                                       5.20      09/02/2011              204,001
                                                                                                                       336,923,333
                                                                                                                ------------------
GUAM: 0.15%
        520,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A
                  (OTHER REVENUE)                                                        5.00      12/01/2012              548,408
                                                                                                                ------------------
                  PUERTO RICO: 2.59%
      2,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (UTILITIES
                  REVENUE, NATL-RE INSURED)                                              5.25      07/01/2013            2,185,920
      1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (UTILITIES
                  REVENUE, XLCA INSURED)                                                 5.00      07/01/2011            1,029,560
      2,080,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)               4.75      10/01/2011            2,082,829
        860,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (SALES TAX
                  REVENUE, NATL-RE INSURED)                                              5.25      07/01/2014              865,667
        100,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A FSA INSURED
                  (PROPERTY TAX REVENUE, AGM INSURED)                                    5.75      08/01/2011              100,892
      1,125,000   PUERTO RICO MUNICIPAL FINANCING AGENCY SERIES C (PROPERTY
                  TAX REVENUE, AGM INSURED)                                              5.00      08/01/2013            1,234,373
      2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES
                  A (SALES TAX REVENUE)+/-SS.                                            5.00      08/01/2039            2,079,300
                                                                                                                         9,578,541
                                                                                                                ------------------
VIRGIN ISLANDS: 0.47%
      1,000,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES (OTHER
                  REVENUE, AGM INSURED)                                                  5.25      10/01/2016            1,110,580
        500,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES (SALES
                  TAX REVENUE, NATL-RE FGIC INSURED)                                     5.00      10/01/2013              540,690

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
VIRGIN ISLANDS (continued)
$       100,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES SERIES B
                  (MISCELLANEOUS REVENUE)                                                5.00%     10/01/2010   $         100,010
                                                                                                                        1,751,280
                                                                                                                -----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $343,408,865)                                                                     348,801,562
                                                                                                                -----------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
SHORT-TERM INVESTMENTS: 6.36%
INVESTMENT COMPANIES: 6.36%
     23,494,764   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                          23,494,764
TOTAL SHORT-TERM INVESTMENTS (COST $23,494,764)                                                                        23,494,764
                                                                                                                -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $366,903,629)*                                                   100.79%                                  $     372,296,326
OTHER ASSETS AND LIABILITIES, NET                                       (0.79)                                         (2,934,941)
                                                                       ------                                   -----------------
TOTAL NET ASSETS                                                       100.00%                                  $     369,361,385
                                                                       ------                                   -----------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(M) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $366,937,642 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $5,905,894
GROSS UNREALIZED DEPRECIATION     (547,210)
                                ----------
NET UNREALIZED APPRECIATION     $5,358,684

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 98.11%
CALIFORNIA: 97.08%
$     1,500,000   ABC USD CA CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                  REVENUE, NATL-RE FGIC INSURED )                                        0.00%     08/01/2018   $        1,076,400
      3,660,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                  APPRECIATION SUB LIEN SERIES A (TRANSPORTATION REVENUE,
                  AMBAC INSURED)                                                         0.00      10/01/2018            2,389,394
      3,000,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                  APPRECIATION SUB LIEN SERIES A (TRANSPORTATION REVENUE,
                  AMBAC INSURED)+/-SS.                                                   0.00      10/01/2021            2,637,930
      1,105,000   ALISAL CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION 2006
                  ELECTION SERIES A (PROPERTY TAX REVENUE, ASSURED GUARANTY)             0.00      08/01/2017              848,231
      5,900,000   ANAHEIM CA PFA CAPITAL APPRECIATION SUB LIEN PUBLIC
                  IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE, AGM INSURED)             0.00      09/01/2018            4,355,321
     15,110,000   ANAHEIM CA PFA CAPITAL APPRECIATION SUB LIEN PUBLIC
                  IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE, AGM INSURED)             0.00      09/01/2025            6,676,656
      3,075,000   ANTELOPE VALLEY CA HEALTH CARE DISTRICT SERIES A (HCFR, AGM
                  INSURED)                                                               5.20      01/01/2017            3,079,059
      1,635,000   BAY AREA GOVERNMENTS ASSOCIATION CA STATE PAYMENT
                  ACCELERATION NOTES (TRANSIT REVENUE, XLCA INSURED)                     5.00      08/01/2017            1,723,110
      3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #
                  2000-1 LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE,
                  AMBAC INSURED)                                                         5.75      08/01/2030            3,557,265
      2,105,000   BREA CA PFA TAX ALLOCATION SERIES A (TAX INCREMENTAL
                  REVENUE)                                                               7.00      09/01/2023            2,287,525
      1,500,000   CABRILLO CA USD CAPITAL APPRECIATION SERIES A (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                                0.00      08/01/2021              865,380
         65,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PREREFUNDED
                  POOLED COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE)                                                               5.25      04/01/2024               65,413
      3,600,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PARADISE
                  ESTATE (HCFR, CA MORTGAGE INSURED)                                     5.13      01/01/2022            3,703,428
      5,400,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PROVIDENCE
                  HEALTH AND SERVICES SERIES C (HCFR)                                    6.50      10/01/2038            6,248,664
      2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY STANFORD
                  HOSPITAL AND CLINICS SERIES A (HCFR)                                   5.00      11/15/2023            2,065,780
      6,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY STANFORD
                  HOSPITAL SERIES B (HCFR)                                               5.75      11/15/2031            6,676,500
      1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER
                  HEALTH SERIES A (HCFR)                                                 5.25      08/15/2022            1,094,140
      6,700,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)            4.65      08/01/2022            6,363,258
      3,615,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)            5.00      02/01/2042            3,707,942
      6,935,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES G (HOUSING REVENUE)            5.50      08/01/2042            6,853,514
      2,235,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES H (HOUSING REVENUE,
                  FGIC INSURED)                                                          5.75      08/01/2030            2,280,974
      4,900,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE)            4.95      08/01/2022            4,805,087
        750,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE)            5.75      08/01/2047              750,683
      6,440,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES K (HOUSING REVENUE)            4.55      08/01/2021            6,116,132
      4,500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES M (HOUSING REVENUE)            4.55      08/01/2021            4,291,650
      2,670,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES M (HOUSING REVENUE)            5.00      08/01/2037            2,729,808
      1,330,000   CALIFORNIA HFA MFHR SERIES B (HOUSING REVENUE, AMBAC & FHA
                  INSURED)                                                               6.05      08/01/2016            1,332,314
      3,000,000   CALIFORNIA HFFA CASA COLINA PROJECT (HCFR)                             6.00      04/01/2022            3,047,910
      3,230,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES A (HCFR)               6.00      07/01/2029            3,609,267
      2,275,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HCFR)               5.13      07/01/2022            2,398,442
      6,000,000   CALIFORNIA HFFA SUTTER HEALTH SERIES A (HCFR)                          6.25      08/15/2031            6,067,200
      2,750,000   CALIFORNIA HFFA SUTTER HEALTH SERIES C (HCFR, AGM INSURED)             5.13      08/15/2022            2,753,878
      2,000,000   CALIFORNIA HFFA THE EPISCOPAL HOME (HCFR, CALIFORNIA
                  MORTGAGE INSURED)                                                      5.25      02/01/2021            2,024,660
      5,250,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K
                  AMT (HOUSING REVENUE)                                                  5.30      08/01/2023            5,264,543
      3,000,000   CALIFORNIA HOUSING FINANCING AGENCY HOME MORTGAGE SERIES K
                  (HOUSING)                                                              5.60      08/01/2038            2,913,330
      3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  INDEPENDENT SYSTEMS OPERATOR SERIES A (ELECTRIC REVENUE)               6.25      02/01/2039            3,211,710
      8,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J.
                  DAVID GLADSTONE INSTITUTE PROJECT (HCFR)                               5.25      10/01/2034            7,978,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     3,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  KAISER HOSPITAL LLC SERIES A (HOSPITAL)                                5.55%     08/01/2031   $        3,596,600
      1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.85      09/01/2037            1,000,000
      2,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES YMCA METROPOLITAN PROJECT (RECREATIONAL REVENUE,
                  AMBAC INSURED)                                                         5.25      02/01/2026            2,036,140
      1,750,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST
                  SCHOOL KING CITY JT UNIFIED HIGH SCHOOL (LEASE)                        5.75      08/15/2029            1,849,855
      2,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE
                  SCRIPPS RESH INSTITUTE SERIES A (MISCELLANEOUS REVENUE)                5.00      07/01/2029            2,625,850
      1,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                  CENTRAL CALIFORNIA (HOSPITAL REVENUE)                                  5.00      02/01/2020            1,031,130
      9,435,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL SERIES A-RMKT 5/3/04
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      5.00      01/01/2022            9,618,228
      3,950,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                  BACKED SECURITIES SERIES E PUTABLE (HOUSING REVENUE, GNMA
                  INSURED)                                                               6.10      02/01/2046            4,246,882
         60,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE, GNMA
                  INSURED)                                                               6.25      12/01/2031               60,663
         90,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING REVENUE, GNMA
                  INSURED)                                                               6.35      12/01/2029               99,719
      3,550,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES C PUTABLE  (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.40      02/01/2046            3,625,260
        840,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES E PUTABLE (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.80      08/01/2043              841,210
      1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                  PROGRAM SERIES MM (LEASE REVENUE)                                      5.50      06/01/2021            1,091,188
      5,000,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                5.00      08/01/2025            5,303,000
      7,000,000   CALIFORNIA STATE (GENERAL OBLIGATION)                                  5.00      10/01/2029            7,267,260
      5,000,000   CALIFORNIA STATE (GO STATE)                                            5.50      03/01/2040            5,281,900
      7,000,000   CALIFORNIA STATE (GO STATE)                                            5.60      03/01/2036            7,472,570
      4,930,000   CALIFORNIA STATE (HOUSING PROPERTY TAX)                                4.90      12/01/2025            4,951,298
      2,000,000   CALIFORNIA STATE (MISCELLANEOUS TAXES)                                 5.75      04/01/2028            2,233,380
      2,520,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION COP SERIES A
                  (LEASE REVENUE, NATL-RE INSURED)                                       5.25      03/01/2016            2,529,122
      3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME
                  PURCHASE SERIES A (HOUSING REVENUE, AMBAC INSURED)                     5.30      12/01/2021            3,098,850
      1,960,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS SERIES A
                  (HOUSING REVENUE)                                                      4.85      12/01/2022            1,994,888
      2,000,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS SERIES A
                  (HOUSING REVENUE)                                                      5.35      12/01/2027            2,048,140
      2,880,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-7
                  (UTILITIES REVENUE, AGM INSURED)+/-SS.                                 0.27      05/01/2022            2,880,000
      2,000,000   CALIFORNIA STATE KINDERGARTEN SERIES A8 (GENERAL FUND
                  REVENUE, CITIBANK NA LOC)+/-SS.                                        0.24      05/01/2034            2,000,000
      2,210,000   CALIFORNIA STATE PUBLIC WORK CALIFORNAI STATE UNIVERSITY
                  PROJECT SERIES B-1 (LEASE)                                             5.70      03/01/2035            2,304,743
      2,400,000   CALIFORNIA STATE PUBLIC WORK DEPARTMENT GENERAL SERVICES
                  BUTTERFIELD SERIES A (LEASE)                                           5.25      06/01/2024            2,485,320
      5,500,000   CALIFORNIA STATE PUBLIC WORK DEPARTMENT OF GENERAL SERVICES
                  SERIES A (LEASE REVENUE, AMBAC INSURED)                                5.00      12/01/2027            5,535,530
      2,000,000   CALIFORNIA STATE PUBLIC WORK DEPARTMENT OF MENTAL HEALTH
                  COALING SERIES A-A (HEALTHCARE)                                        5.13      06/01/2029            2,012,140
      2,825,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                  SERVICES SERIES K (LEASE REVENUE)                                      5.00      11/01/2018            3,001,167
      4,225,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF
                  CALIFORNIA RESEARCH PROJECT SERIES L (EDUCTATION REVENUE,
                  NATL-RE INSURED)                                                       5.25      11/01/2028            4,597,645
      3,200,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                  SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED
                  (COLLEGE & UNIVERSITY REVENUE)                                         6.00      07/01/2022            3,528,896
      5,000,000   CALIFORNIA STATE UNIVERSITY SYSTEMWIDE SERIES A (COLLEGE &
                  UNIVERSITY REVENUE)                                                    5.25      11/01/2038            5,393,700
     11,315,000   CALIFORNIA STATE VARIOUS PURPOSES (GENERAL FUND REVENUE)               5.75      04/01/2031           12,481,577

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     7,065,000   CALIFORNIA STATE VARIOUS PURPOSES (GENERAL FUND REVENUE)               6.00%     04/01/2038   $        7,854,372
      5,540,000   CALIFORNIA STATE VARIOUS PURPOSES (PROPERTY TAX REVENUE)               5.25      10/01/2025            6,060,538
        835,000   CALIFORNIA STATE VETERANS SERIES BZ (GENERAL FUND REVENUE,
                  NATL-RE INSURED)                                                       5.35      12/01/2021              835,668
         45,000   CALIFORNIA STATE WATER DEPARTMENT (WATER REVENUE, AGM
                  INSURED)                                                               5.13      12/01/2029               47,542
      1,335,000   CALIFORNIA STATEWIDE CDA ASPIRE PUBLIC SCHOOLS (COLLEGE &
                  UNIVERSITY REVENUE)                                                    5.00      07/01/2020            1,395,489
      1,000,000   CALIFORNIA STATEWIDE CDA CATHEDRAL HIGH SCHOOL PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.40      04/01/2033            1,000,000
        990,000   CALIFORNIA STATEWIDE CDA COP CEDARS SINAI MEDICAL CENTER
                  (LEASE REVENUE)                                                        6.50      08/01/2012            1,038,500
      2,000,000   CALIFORNIA STATEWIDE CDA COP CHILDRENS HOSPITAL LOS ANGELES
                  MBIA (HCFR, NATL-RE INSURED)                                           5.25      08/15/2029            2,006,140
      2,000,000   CALIFORNIA STATEWIDE CDA COP CHILDRENS HOSPITAL LOS ANGELES
                  MBIA (HCFR, NATL-RE INSURED)                                           5.25      08/15/2029            2,006,140
      1,900,000   CALIFORNIA STATEWIDE CDA COP SAVRS TAX EXEMPT CONVERSION
                  02/10/05 (MISCELLANEOUS REVENUE, ACA INSURED)+/-SS.                    0.77      05/15/2029            1,809,989
      3,235,000   CALIFORNIA STATEWIDE CDA COP THE INTERNEXT GROUP (HCFR)                5.38      04/01/2017            3,254,572
      2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                  (HOUSING REVENUE, GNMA INSURED)                                        6.10      12/20/2035            2,052,049
      1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                  PENINSULA PROJECT (PRIVATE SCHOOLS REVENUE)                            5.00      11/01/2016            1,162,523
      4,000,000   CALIFORNIA STATEWIDE CDA WATER & WASTEWATER POOLED SERIES B
                  (WATER REVENUE, FSA INSURED)                                           5.25      10/01/2027            4,220,560
      1,620,000   CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY
                  (PRIVATE PRIMARY SCHOOLS)                                              6.00      08/01/2028            1,620,146
      2,000,000   CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY HEALTH
                  FACILITIES MEMORIAL HEALTH SERVICES SERIES A (HOSPITAL &
                  NURSING HOME REVENUE)                                                  5.50      10/01/2033            2,058,900
        595,000   CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY SCHOOL
                  FACILITIES ASPIRE PUBLIC SCHOOLS (COLLEGE & UNIVERSITY
                  REVENUE)                                                               5.20      07/01/2020              622,073
      1,000,000   CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY
                  VALLEYCARE HEALTH SYSTEM SERIES A (HOSPITAL & NURSING HOME)            5.00      07/15/2022              969,600
     10,000,000   CAMPBELL CALIFORNIA UNION SCHOOL DISTRICT CAPITAL
                  APPRECIATION CONVERTIBLE INTEREST SERIES A (PROPERTY TAX
                  REVENUE)+/-SS.                                                         5.80      08/01/2035            5,637,900
      1,215,000   CAPISTRANO CALIFORNIA UNIVERSITY SCHOOL DISTRICT SCHOOL
                  FACILITIES IMPROVEMENT DISTRICT NO.1 SERIES C (PROPERTY
                  TAX, AGM INSURED)                                                      5.50      08/01/2022            1,269,784
         60,000   CAPITOL AREA DEVELOPMENT AUTHORITY CA SERIES A (LEASE
                  REVENUE, NATL-RE INSURED)                                              6.50      04/01/2012               60,260
      1,140,000   CARSON CA RDA TAX ALLOCATION SERIES A (TAX ALLOCATION
                  REVENUE, NATL-RE INSURED)                                              5.25      10/01/2020            1,189,077
      1,075,000   CATHEDRAL CITY CA PFA CAPITAL APPRECIATION SERIES A (TAX
                  INCREMENTAL REVENUE, NATL-RE INSURED)                                  0.00      08/01/2024              490,641
      1,085,000   CATHEDRAL CITY CA PFA CAPITAL APPRECIATION SERIES A (TAX
                  INCREMENTAL REVENUE, NATL-RE INSURED)                                  0.00      08/01/2026              429,389
      5,000,000   CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)                                              0.00      09/01/2021            2,810,150
      3,600,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       0.00      08/01/2028            1,234,620
      2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                  PROGRAM SERIES A (OTHER REVENUE, NATL-RE INSURED)                      6.45      02/01/2018            3,041,829
      3,000,000   CHICO CA PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
                  REVENUE, NATL-RE INSURED)                                              5.13      04/01/2021            3,042,540
      1,500,000   CHULA VISTA CA IDR SAN DIEGO GAS SERIES D-RMKT 12/1/05 (GAS
                  & ELECTRIC REVENUE)                                                    5.00      12/01/2027            1,551,000
      1,000,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT #
                  3 CA ELECTION 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED
                  GUARANTY)                                                              0.00      08/01/2024              490,180
      1,355,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT #
                  3 CA ELECTION 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED
                  GUARANTY)                                                              0.00      08/01/2025              623,585
      3,000,000   COMMERCE CA JOINT POWER FINANCING AUTHORITY REDEVELOPMENT
                  PROJECT # 1 SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                  INSURED)                                                               5.00      08/01/2026            3,036,150
        270,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE
                  RECOVERY REVENUE)                                                      4.80      08/01/2020              274,647

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     6,895,000   COMPTON CALIFORNIA COMMUNITY REDEVELOPMENT AGENCY
                  REDEVELOPMENT PROJECT 2ND LIEN SERIES B (TAX ALLOCATION
                  REVENUE)                                                               5.75%     08/01/2026   $        7,319,939
      1,140,000   COMPTON CALIFORNIA COMMUNITY REDEVELOPMENT AGENCY
                  REDEVELOPMENT PROJECT-2ND LIEN (TAX ALLOCATION REVENUE)                5.00      08/01/2020            1,175,956
        255,000   CONTRA COSTA COUNTY CA GNMA MORTGAGE BACKED SECURITIES
                  PROGRAMME (HOUSING REVENUE, GNMA INSURED)                              7.75      05/01/2022              333,790
        750,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED 2007 PLEASANT HILL
                  (TAX INCREMENTAL REVENUE)                                              5.25      08/01/2028              753,113
      5,510,000   DELANO CALIFORNIA UNION HIGH SCHOOL ELECTION 2010 SERIES B
                  (AD VALOREM PROPERTY TAX REVENUE, AGM INSURED)                         5.75      08/01/2035            6,010,969
      1,500,000   DUARTE CA COP SERIES A (HCFR)                                          5.25      04/01/2019            1,511,085
      6,515,000   DUARTE CA COP SERIES A (HCFR)                                          5.25      04/01/2024            6,533,894
      4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                  PROJECT (TAX INCREMENTAL REVENUE)                                      0.00      12/01/2016            3,057,000
        300,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT
                  SA LOC)+/-SS.                                                          0.30      06/01/2038              300,000
      4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       0.00      09/01/2018            3,113,493
      5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       0.00      09/01/2019            3,433,248
      5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       0.00      09/01/2020            3,377,907
      2,500,000   EL MONTE CA COP DEPARTMENT OF PUBLIC SERVICES FACILITIES
                  PROJECT PHASE II (LEASE REVENUE, AMBAC INSURED)                        5.25      01/01/2034            2,503,050
      1,500,000   ELK GROVE CA USD SPECIAL TAX REFUNDING COMMUNITY FACILITIES
                  DISTRICT PROJECT (GO LOCAL, AMBAC INSURED)                             6.50      12/01/2024            1,699,335
        500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                  (SPECIAL FACILITIES REVENUE)                                           5.75      09/02/2014              500,795
      1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                  (SPECIAL FACILITIES REVENUE)                                           5.90      09/02/2021            1,750,315
        360,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                  PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                        6.13      09/01/2011              377,568
      8,385,000   ESCONDIDO CA UNION HIGH SCHOOL CAPITAL APPRECIATION
                  ELECTION 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED
                  GUARANTY)                                                              0.00      08/01/2027            3,374,459
      2,000,000   ETIWANDA CA SCHOOL DISTRICT PFA LOAN AGENCY (OTHER REVENUE,
                  ASSURED GUARANTY)                                                      5.00      09/15/2032            2,089,360
      2,455,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (MISCELLANEOUS TAX REVENUE)                                            5.50      10/01/2017            2,488,928
      5,140,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                              5.50      10/01/2027            5,150,331
      4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                              5.60      10/01/2027            4,808,542
      3,000,000   FOOTHILL EASTERN TRANSPORTATION CORRIDOR AGENCY CA CAPITAL
                  APPRECIATION SENIOR LIEN SERIES A (TOLL ROAD REVENUE)                  0.01      01/01/2025            1,886,850
      4,000,000   FOOTHILL/EASTERN CORRIDOR TRANSPORTATION AGENCY (HIGHWAY
                  TOLLS REVENUE)                                                         5.75      01/15/2040            3,905,520
      3,000,000   FOOTHILL/EASTERN CORRIDOR TRANSPORTATION AGENCY (HIGHWAY
                  TOLLS REVENUE)+/-SS.                                                   5.80      01/15/2020            3,067,470
      3,000,000   FOOTHILL/EASTERN CORRIDOR TRANSPORTATION AGENCY (HIGHWAY
                  TOLLS REVENUE)+/-SS.                                                   5.85      01/15/2023            3,074,310
      1,000,000   GILROY CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
                  ASSURED GUARANTY)                                                      6.00      08/01/2027            1,178,560
        585,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL
                  APPRECIATION PG-A (OTHER REVENUE, NATL-RE INSURED)                     0.00      08/01/2016              436,919
      2,000,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL
                  APPRECIATION SERIES A (OTHER REVENUE, NATL-RE INSURED)                 0.00      08/01/2015            1,684,140
      2,500,000   HAWAIIAN GARDENS CA RDA PROJECT # 1 (TAX INCREMENTAL
                  REVENUE)                                                               6.00      12/01/2013            2,557,875
      3,960,000   HAWTHORNE CA COP SCHOOL DISTRICT PREREFUNDED (LEASE
                  REVENUE, AGM INSURED)+/-SS.                                            6.00      11/01/2025            4,018,568
        500,000   IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS (PROPERTY
                  TAX REVENUE, LANDESBANK HESSEN THURINGEN LOC)+/-SS.                    0.30      10/01/2010              500,000
        160,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE)                                                               6.40      08/01/2016              160,731

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     5,370,000   KAWEAH DELTA HEALTH CARE DISTRICT CALIFORNIA ELECTION OF
                  2003 (AD VALOREM PROPERTY TAX REVENUE, NATL-RE INSURED)                5.25%     08/01/2028   $        5,459,035
      1,200,000   KERN CALIFORNIA HIGH SCHOOL DISTRICT SERIES C (AD VALOREM
                  PROPERTY TAX REVENUE, NATL-RE INSURED)                                 6.25      08/01/2012            1,328,424
      1,000,000   LA QUINTA CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION
                  REDEVELOPMENT PROJECT AREA NUMBER 1 (TAX INCREMENT
                  ALLOCATION REVENUE)                                                    5.00      09/01/2021            1,026,070
      4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                5.50      09/01/2030            4,000,800
      3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF
                  CANYON (SPECIAL TAX REVENUE)                                           5.63      09/01/2016            3,029,716
      2,000,000   LANCASTER CA REDEVELOPMENT AGENCY TAX COMB REDEVELOPMENT
                  PROJECT AREAS (TAX INCREMENTAL REVENUE)                                6.50      08/01/2029            2,268,540
      1,000,000   LIVE OAK SCHOOL DISTRICT SANTA CRUZ COUNTY CA COP (LEASE
                  REVENUE, ASSURED GUARANTY)                                             5.50      08/01/2029            1,082,790
      4,195,000   LODI CALIFORNIA UNIFIED SCHOOL DISTRICT (AD VALOREM
                  PROPERTY TAX)                                                          5.00      08/01/2022            4,360,661
      1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (OTHER REVENUE, AMBAC
                  INSURED)                                                               6.00      11/01/2017            1,658,025
      5,000,000   LONG BEACH CALIFORNIA BD FINANCING AUTHORITY REDEVELOPMENT
                  HOUSING & GAS UTILITIES FINANCING SERIES A-1 (UTILITIES
                  REVENUE, AMBAC INSURED)                                                5.00      08/01/2030            4,822,850
        450,000   LONG BEACH CALIFORNIA HARBOR REVENUE REFUNDING SERIES A
                  (HARBOR REVENUE, NATIONAL-RE FGIC INSURED)                             6.00      05/15/2011              464,891
      2,310,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MANCHESTER
                  SOCIAL SERVICES PROJECT (LEASE REVENUE, AMBAC INSURED)                 5.00      09/01/2025            2,341,046
      4,740,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR THE
                  ALEXANDRIA (HOUSING REVENUE, FNMA INSURED)+/-SS.                       4.90      08/15/2039            5,123,134
        395,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER PREREFUNDED
                  POWER SYSTEM SERIES A-2 (UTILITIES REVENUE, NATL-RE
                  INSURED)                                                               5.38      07/01/2020              410,184
      2,000,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER SERIES B
                  (ELECTRIC REVENUE)                                                     5.25      07/01/2023            2,383,080
        605,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER UNREFUNDED
                  POWER SYSTEM SERIES A-2 (UTILITIES REVENUE, NATL-RE
                  INSURED)                                                               5.38      07/01/2020              624,348
      1,200,000   LOS ANGELES CA HOUSING AUTHORITY REFERENCE SERIES A
                  (HOUSING REVENUE, FNMA)                                                4.88      08/15/2027            1,248,612
      2,000,000   LOS ANGELES CALIFORNIA CTFS PARTNER SR-SONNENBLICK DELAWARE
                  RIO W (LEASE REVENUE, AMBAC INSURED)                                   6.00      11/01/2019            2,024,480
      2,000,000   LOS ANGELES CALIFORNIA DEPARTMENT AIRPORTS SERIES A
                  (AIRPORT REVENUE)                                                      5.25      05/15/2022            2,326,140
         95,000   LOS ANGELES CALIFORNIA HARBOR DEPARTMENT (AIRPORT & HARBOR
                  REVENUE)                                                               7.60      10/01/2018              115,411
      2,000,000   LOS ANGELES CALIFORNIA SERIES A (GENERAL OBLIGATION
                  UNLIMITED, NATIONAL-RE INSURED)                                        5.00      09/01/2021            2,120,840
      1,000,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  MASTER PROJECT SERIES B (LEASE REVENUE, NATL-RE FGIC
                  INSURED)                                                               5.00      09/01/2018            1,094,250
        470,000   MANTECA CA RDA AMENDED MERGED PROJECT AREA (TAX INCREMENTAL
                  REVENUE, XLCA INSURED)                                                 5.00      10/01/2014              514,063
      2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                  SERIES A (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)                  0.00      08/01/2018            1,532,076
         95,000   MERCED COUNTY CA COP REFUNDED CONSTRUCTION CSAC LEASE
                  (LEASE REVENUE, FSA INSURED)                                           6.00      10/01/2012               96,877
      1,000,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS
                  FLOATS SERIES C-1 (UTILITIES REVENUE)+/-SS.                            0.26      07/01/2036            1,000,000
      1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  SERIES B-3 (WATER REVENUE, BNP PARIBAS LOC)+/-SS.                      0.22      07/01/2035            1,000,000
      4,105,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                  INCREMENTAL REVENUE, AMBAC INSURED)                                    5.00      05/01/2021            4,182,502
      1,435,000   MONTEBELLO CA USD CAPITAL APPRECIATION (PROPERTY TAX
                  REVENUE, AGM INSURED)                                                  0.00      08/01/2021              860,914
      2,000,000   MORONGO BAND OF MISSION INDIANS CALIFORNIA ENTERPRISE
                  CASINO SERIES B (RECREATIONAL REVENUE)                                 6.50      03/01/2028            1,912,660
      4,000,000   MOUNTAIN VIEW LOS ALTOS CALIFORNIA UN HIGH SCHOOL DISTRICT
                  CONVERTIBLE CAPITAL APPRECIATION ELECT SERIES 2010-A (AD
                  VALOREM PROPERTY TAX)+/-SS.                                            0.00      08/01/2030            2,388,640
        350,000   MURRIETA VALLEY CA USD PFA CAPITAL APPRECIATION (PROPERTY
                  TAX REVENUE, AGM INSURED)                                              0.00      09/01/2022              196,483

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$      1,785,000  MURRIETA VALLEY CA USD PFA CAPITAL APPRECIATION (PROPERTY
                  TAX REVENUE, AGM INSURED)                                              0.00%     09/01/2025   $          831,078
       1,080,000  NAPA-VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                  TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.50      02/15/2013            1,082,063
       1,000,000  NATOMAS UNIFIED SCHOOL DISTRICT CALIFORNIA SERIES 1999 (AD
                  VALOREM PROPERTY TAX, NATIONAL-RE INSURED)                             5.95      09/01/2021            1,178,370
       2,000,000  NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.99      07/01/2019            1,580,840
       5,000,000  NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         1.00      07/01/2027            3,497,700
          50,000  NORTHERN CALIFORNIA POWER AGENCY PUBLIC POWER PREREFUNDED
                  (ELECTRIC POWER REVENUE, AMBAC INSURED)                                7.50      07/01/2023               68,971
       2,000,000  NORTHERN INYO COUNTY CA LOCAL HOSPITAL DISTRICT (PROPERTY
                  TAX REVENUE, AGC-ICC INSURED)                                          5.60      08/01/2035            2,111,960
       1,500,000  NORWALK-LA MIRADA CA USD ELECTION 2002 SERIES D (GO -
                  SCHOOL DISTRICTS, FSA INSURED)                                         0.00      08/01/2023              783,210
       1,429,805  OAK GROVE CA UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER
                  REVENUE)                                                               4.75      08/01/2027            1,356,570
       2,970,000  OAKLAND CALIFORNIA SERIES A-MEASURE G (GENERAL OBLIGATION
                  UNLIMITED, NATIONAL-RE FGIC INSURED)                                   5.00      01/15/2027            3,063,199
       1,130,000  ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT # 1 (TAX
                  INCREMENTAL REVENUE, NATL-RE INSURED)                                  6.00      08/01/2015            1,219,247
       1,110,000  ONTARIO CA RDFA ONTARIO REDEVELOPMENT PROJECT NUMBER 1 (TAX
                  INCREMENTAL REVENUE, NATL-RE INSURED)                                  5.80      08/01/2023            1,229,603
      10,000,000  PALM SPRINGS CA CERTIFICATE ZERO SUB SERIES B (HOSPITAL
                  REVENUE)                                                               0.00      04/15/2021            7,351,600
         290,000  PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                  REVENUE)                                                               6.00      07/01/2018              284,728
         500,000  PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                  REVENUE)                                                               6.40      07/01/2023              478,015
       1,841,314  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATION REVENUE)                 4.80      09/01/2027            1,853,503
       1,425,000  PALOMAR CA POMERADO HEALTH CAPITAL APPRECIATION (PROPERTY
                  TAX REVENUE, NATL-RE INSURED)                                          0.00      08/01/2020              906,941
       4,950,000  PALOMAR CA POMERADO HEALTH CARE DISTRICT COP (OTHER
                  REVENUE)                                                               5.50      11/01/2019            5,408,271
       1,290,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                  REVENUE)                                                               6.25      01/01/2018            1,503,005
       4,625,000  PASADENA CALIFORNIA ELECTRIC (ELECTRIC POWER & LIGHT
                  REVENUE)                                                               5.00      06/01/2019            4,976,454
       2,045,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                       5.75      10/01/2031            2,170,093
       1,030,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, NATL-RE
                  INSURED)                                                               5.25      10/01/2020            1,072,961
       5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                6.25      12/01/2032            5,428,005
       2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE,
                  NATL-RE INSURED)                                                       5.50      05/01/2019            2,205,700
       2,635,000  PIONEER CALIFORNIA UNION ELEMENTARY SCHOOL DISTRICT
                  CERTIFICATES OF PARTICIPATION (LEASE REVENUE, NATL-RE
                  INSURED)                                                               5.00      08/01/2029            2,790,623
       2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                    5.85      08/01/2032            2,572,015
       2,480,000  POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               6.55      08/01/2029            3,084,723
       2,070,000  PORT OAKLAND CALIFORNIA REVENUE UNREFUNDED BALANCE AMT
                  SERIES L (PORT, AIRPORT, & MARINA REVENUE, NATL-RE FGIC
                  INSURED)                                                               5.38      11/01/2027            2,106,411
       4,385,000  PORT OAKLAND CALIFORNIA REVENUE UNREFUNDED BALANCE SERIES M
                  (PORT, AIRPORT, & MARINA REVENUE, NATL-RE-IBC FGIC INSURED)            5.38      11/01/2027            4,462,132
       9,035,000  PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT & MARINA
                  REVENUE, NAT-RE FGIC INSURED)                                          5.75      11/01/2021            9,048,643
       1,775,000  PORT OF OAKLAND CA SERIES L UNREFUNDED (AIRPORT & MARINA
                  REVENUE, NATL-RE FGIC INSURED)                                         5.50      11/01/2020            1,838,510
       3,600,000  PORT OF REDWOOD CITY CA (AIRPORT & MARINA REVENUE)                     5.13      06/01/2030            3,604,536
         785,000  REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                  INSURED)                                                               4.63      08/01/2022              786,193
       1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                  REVENUE)                                                               5.00      09/01/2021            1,013,650
       5,000,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                  PROJECT SERIES A (LEASE REVENUE, ASSURED GUARANTY LOC)                 5.88      08/01/2037            5,431,750
         165,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY LEASE & GAS
                  TAX SERIES A (LEASE REVENUE)                                           5.25      05/15/2013              165,206
       7,500,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO
                  SERIES A (LEASE REVENUE)                                               6.25      07/01/2024            8,433,375
       8,745,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                  COUNTY HOSPITAL PROJECT (HCFR, NATL-RE INSURED)                        0.00      06/01/2026            3,564,637

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     1,250,000   RIVERSIDE COUNTY CA MORTGAGE SERIES A (HOUSING REVENUE,
                  GNMA INSURED)                                                          7.80%     05/01/2021   $        1,788,163
      3,645,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES
                  A (LEASE REVENUE)                                                      6.00      05/01/2022            4,138,241
      2,500,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.40      11/01/2020            2,751,950
      1,985,000   SACRAMENTO CA GNMA MORTGAGE SERIES A (SFMR REVENUE)                    8.25      01/01/2021            2,834,282
        525,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                          5.38      12/01/2013              560,921
      2,350,000   SACRAMENTO CALIFORNIA CITY FINANCING AUTHORITY CAPITAL
                  APPRECIATION (TAX ALLOCATION REVENUE, NATL-RE FGIC INSURED)            0.01      12/01/2021            1,257,955
      1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      10/01/2025            1,117,279
      2,000,000   SACRAMENTO COUNTY CALIFORNIA AIRPORT SYSTEM AMT SENIOR
                  SERIES B (PORT, AIRPORT, MARINA REVENUE, AGM INSURED)                  5.75      07/01/2024            2,229,780
      1,250,000   SACRAMENTO COUNTY CALIFORNIA SANITATION REFUNDING (SEWER
                  REVENUE, AMBAC)                                                        5.00      12/01/2027            1,273,175
      8,000,000   SAN BERNARDINO COUNTY CA COP ARROWHEAD PROJECT SERIES A
                  (LEASE REVENUE)                                                        5.50      08/01/2020            8,855,840
      3,285,000   SAN BERNARDINO COUNTY CA COP ARROWHEAD PROJECT SERIES B
                  (LEASE REVENUE)                                                        5.25      08/01/2019            3,633,276
      3,270,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                  FACILITIES PROJECT (OTHER REVENUE, NATL-RE INSURED)                    5.50      06/01/2037            3,254,631
      1,000,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (OTHER
                  REVENUE, UBS AG LOC)+/-SS.                                             0.22      08/01/2037            1,000,000
      3,500,000   SAN BERNARDINO COUNTY CALIFORNIA CERTIFICATES MEDICAL
                  CENTER FINANCING PROJECT (LEASE REVENUE, NATL-RE INSURED)              5.00      08/01/2028            3,499,860
      4,825,000   SAN DIEGO CA PUBLIC FACILITY FINANCING AUTHORITY BALL PARK
                  SERIES A (LEASE REVENUE, AMBAC INSURED)                                5.25      02/15/2032            4,884,637
        885,000   SAN DIEGO CA RDA CAPITAL APPRECIATION TAX ALLOCATION CENTRE
                  (TAX INCREMENTAL REVENUE, AGM INSURED)                                 0.00      09/01/2023              459,979
      1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                  FACILITIES REVENUE)                                                    5.30      09/01/2020            1,065,925
      4,950,000   SAN DIEGO CALIFORNIA PUBLIC FACILITIES FINANCING REFUNDING
                  BALLPARK SERIES A (LEASE REVENUE, AMBAC INSURED)                       5.25      02/15/2026            5,145,179
      5,000,000   SAN DIEGO CALIFORNIA PUBLIC FACILITIES FINANCING REFUNDING
                  SENIOR SERIES A (SEWER REVENUE)                                        5.25      05/15/2029            5,635,500
        575,000   SAN DIEGO CALIFORNIA REDEVELOPMENT AGENCY (TAX ALLOCATION)             5.00      09/01/2025              589,444
      1,000,000   SAN DIEGO CALIFORNIA REDEVELOPMENT AGENCYY TAX NAVAL
                  TRAINING CENTER SERIES A (ALLOCATION REVENUE BOND, INSURED
                  BY U.S. BANK N.A)                                                      5.50      09/01/2030            1,027,660
      1,865,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                  LIMITED TAX SERIES D (SALES TAX REVENUE)+/-SS.                         0.26      04/01/2038            1,865,000
      3,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SERIES
                  37-C (AIRPORT & MARINA REVENUE, FSA INSURED)+/-SS.                     0.30      05/01/2029            3,000,000
      3,000,000   SAN FRANCISCO CA CITY & COUNTY COP MULTIPLE CAPITAL
                  IMPROVEMENT PROJECTS SERIES A (LEASE REVENUE)                          5.20      04/01/2026            3,325,710
      1,645,000   SAN FRANCISCO CA CITY AND MISSION BAY SOUTH REDEVELOPMENT D
                  (TAX REVENUE)                                                          6.25      08/01/2027            1,801,357
      2,500,000   SAN FRANCISCO CALIFORNIA CITY AND COUNTY AIRPORTS SECOND
                  SERIES F (PORT, AIRPORT, & MARINA REVENUE)                             5.00      05/01/2035            2,576,725
      1,000,000   SAN FRANCISCO CALIFORNIA CITY AND MISSION BAY SOUTH
                  REDEVELOPMENT SERIES D (TAX ALLOCATION REVENUE)                        6.63      08/01/2039            1,097,170
        100,000   SAN JOAQUIN COUNTY CALIFORNIA CERTIFICATES OF PARTICIPATION
                  REFUNDING GENERAL HOSPITAL PROJECT (LEASE REVENUE, NATL-RE
                  INSURED)                                                               5.13      09/01/2011              100,770
      4,060,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY CAPITAL
                  APPRECIATION SERIES A (TRANSPORTATION REVENUE, NATL-RE
                  INSURED)                                                               0.01      01/15/2015            3,161,116
      8,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL
                  ROAD SENIOR LIEN (TOLL ROAD REVENUE)                                   0.01      01/01/2024            5,280,000
      2,040,000   SAN JOSE CA LIBRARIES & PARKS PROJECT (PROPERTY TAX
                  REVENUE)                                                               5.13      09/01/2031            2,095,121
      2,000,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES C
                  (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                             5.00      08/01/2025            2,051,060
      1,650,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES C
                  (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                             5.00      08/01/2026            1,683,380

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     8,320,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES D
                  (TAX INCREMENTAL REVENUE, AMBAC INSURED)                               5.00%    08/01/2023   $         8,550,630
      1,205,000   SAN JOSE CA USD (LEASE REVENUE, AGM INSURED)                           0.00     01/01/2021               802,048
      3,175,000   SAN JOSE CA USD (LEASE REVENUE, AGM INSURED)                           0.00     01/01/2026             1,533,208
      3,000,000   SAN JOSE CALIFORNIA LIBRARY, PARKS, AND PUBLIC SAFETY
                  PROJECTS (AD VALOREM PROPERTY TAX)                                     5.00     09/01/2021             3,204,990
      3,500,000   SAN JOSE CALIFORNIA REDEVELOPMENT AGENCY TAX REFUNDING
                  MERGED AREA REDEVELOPMENT PROJECT HOUSING SERIES A-1
                  (ALLOCATION REVENUE)                                                   5.50     08/01/2035             3,615,185
      1,745,000   SAN JOSE CALIFORNIA UNIFIED SCHOOL DISTRICT SANTA CLARA
                  COUNTY SERIES A (AD VALOREM PROPERTY TAX, AGM INSURED)                 5.00     08/01/2021             1,818,360
      2,680,000   SAN JOSE CALIFORNIA UNIFIED SCHOOL DISTRICT SANTA CLARA
                  COUNTY SERIES A (AD VALOREM PROPERTY TAX, AGM INSURED)                 5.00     08/01/2022             2,790,657
      2,965,000   SAN JUAN CALIFORNIA UNIFIED SCHOOL DISTRICT CAPTIAL
                  APPRECIATION ELECTION 2002 SERIES A (AD VALOREM PROPERTY
                  TAX, NATL-RE INSURED)                                                  0.01     08/01/2028             1,063,842
      1,360,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS REVENUE)                  0.00     01/01/2019             1,118,763
      1,705,000   SAN RAFAEL CALIFORNIA CITY HIGH SCHOOL ELECTION OF 1999
                  SERIES B (AD VALOREM PROPERTY TAX, AGM INSURED)                        5.00     08/01/2027             1,763,192
      1,260,000   SAN RAFAEL CITY CA HIGH SCHOOL DISTRICT CAPITAL
                  APPRECIATION ELECTION OF 2002 SERIES B (PROPERTY TAX
                  REVENUE, NATL-RE FGIC INSURED)                                         0.00     08/01/2023               688,250
      2,530,000   SANGER CALIFORNIA UNIFIED SCHOOL DISTRICT (AD VALOREM
                  PROPERTY TAX, NATL-RE INSURED)                                         5.60     08/01/2023             2,714,412
      3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES
                  C (LEASE REVENUE)                                                      5.60     09/01/2019             3,019,920
     20,495,000   SANTA ANA CA USD CAPITAL APPRECIATION ELECTION 2008 SERIES
                  B (PROPERTY TAX REVENUE, ASSURED GUARANTY)                             0.00     08/01/2038             3,879,294
      1,065,000   SANTA ANA CALIFORNIA UNIFIED SCHOOL DISTRICT (AD VALOREM
                  PROPERTY TAX, NATL-RE INSURED)                                         5.38     08/01/2019             1,110,422
      6,685,000   SANTA BARBARA CA FINANCING AUTHORITY AIRPORT PROJECT
                  (AIRPORT REVENUE)                                                      5.00     07/01/2039             6,919,242
      4,975,000   SANTA CLARA CA SUBSERIES B (POWER REVENUE, DEXIA CREDIT SA
                  LOC)+/-SS.                                                             0.28     07/01/2027             4,975,000
      5,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY EL CAMINO SERIES
                  A (HCFR, AMBAC INSURED)                                                5.75     02/01/2041             5,258,800
      3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                  APARTMENTS SERIES A (HOUSING REVENUE)                                  6.50     09/01/2039             2,618,880
      2,100,000   SANTA CRUZ COUNTY CA RDA CALIFORNIA LIVE OAK SOQUEL
                  COMMUNITY IMPROVEMENT (TAX INCREMENTAL REVENUE)                        6.63     09/01/2029             2,375,331
      2,000,000   SANTA MARGARITA/DANA POINT IMPROVEMENT DISTRICTS 3-3A-4 AND
                  4A SERIES B (MISCELLANEOUS REVENUE, NATL-RE INSURED)                   7.25     08/01/2013             2,284,280
      1,505,000   SCHOOL FACILITIES FINANCING AUTHORITY CA GRANT JOINT UNION
                  HIGH SCHOOL SERIES A (OTHER REVENUE, AGM INSURED)                      0.00     08/01/2020               946,871
      1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                  REVENUE, AMBAC INSURED)                                                5.25     08/01/2022             2,116,489
      3,000,000   SONOMA CA COMMUNITY RDA THE SPRINGS REDEVELOPMENT PROJECT
                  (TAX ALLOCATION REVENUE, ASSURED GUARANTY)                             6.50     08/01/2028             3,214,800
      1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT # 1 (TAX
                  INCREMENTAL REVENUE, XLCA INSURED)                                     5.25     09/01/2019             1,824,816
        935,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                               5.55     11/01/2020             1,123,421
      2,700,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                  REVENUE (AIRPORT REVENUE, XLCA INSURED)                                5.00     12/01/2036             2,042,712
      1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC, POWER & LIGHT
                  REVENUE)                                                               6.75     07/01/2011             1,329,754
      3,515,000   SOUTHWEST COMMUNITY CA FINANCE AUTHORITY RIVERSIDE COUNTY
                  (LEASE REVENUE)                                                        6.38     05/01/2033             3,868,047
      5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                  SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                       0.00     09/01/2013             5,324,076
      2,185,000   SUSANVILLE CALIFORNIA PUBLIC FINANCING AUTHORITY REFUNDING
                  SENIOR UTILITY ENTERPRISE SERIES A (WATER REVENUE, AGM
                  INSURED)                                                               4.75     06/01/2030             2,189,916
      2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SERIES A
                  (SPECIAL TAX REVENUE, AGM INSURED)                                     5.00     09/01/2026             2,647,628
      1,310,000   TORRANCE CALIFORNIA CERTIFICATES OF PARTICIPATION REFUNDING
                  AND PUBLIC IMPROVEMENT PROJECT SERIES A (LEASE REVENUE,
                  AMBAC INSURED)                                                         5.00     06/01/2034             1,323,021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     2,690,000   TORRANCE CALIFORNIA CERTIFICATES OF PARTICIPATION
                  REFUNDING AND PUBLIC IMPROVEMENT PROJECT SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.25%     06/01/2034   $        2,720,182
      1,000,000   TRACY CA OPERATING PARTNERSHIP JOINT POWERS AUTHORITY
                  CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE, ASSURED
                  GUARANTY)                                                              6.25      10/01/2033            1,122,230
      3,000,000   TULARE CA PFFA CAPITAL FACILITIES PROJECT (PROPERTY TAX
                  REVENUE, ASSURED GUARANTY)                                             5.25      04/01/2027            3,259,230
     13,440,000   UNION CITY CA COMMUNITY RDA REDEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE, ASSURED GUARANTY)                                 5.25      10/01/2033           13,894,406
      5,110,000   UNION CITY CA COMMUNITY RDA SERIES A (TAX INCREMENTAL
                  REVENUE, AMBAC INSURED)                                                5.38      10/01/2034            5,072,544
      3,000,000   UNIVERSITY OF CALIFORNIA REGENTS MEDICAL CENTER SERIES D
                  (HEALTH, HOSPITAL, NURSING HOME REVENUE)                               5.00      05/15/2026            3,193,950
        465,000   UNIVERSITY OF CALIFORNIA REVENUES UNREFUNDED BALANCE UCLA
                  MEDICAL CENTER SERIES A (HEALTH, HOSPITAL, & NURSING HOME
                  REVENUE, AMBAC INSURED)                                                5.25      05/15/2030              469,390
      2,745,000   UPLAND CALIFORNIA CERTIFICATES OF PARTICIPATION SANITARY
                  ANTONIO COMMUNITY HOSPITAL (HEALTH, HOSPITAL, & NURSING
                  HOME REVENUE)                                                          5.00      01/01/2018            2,748,294
      1,260,000   VACAVILLE CA USD (LEASE REVENUE, ASSURED GUARANTY)                     6.50      12/01/2034            1,437,988
      1,000,000   VALLEJO CITY CALIFORNIA UNIFIED SCHOOL DISTRICT REFUNDING
                  SERIES A (AD VALOREM PROPERTY TAX, NATL-RE INSURED)                    5.90      02/01/2017            1,096,850
      1,000,000   VENTURA COUNTY CA MFHR MIRA VISTA SENIOR APARTMENTS SERIES
                  A (HOUSING REVENUE, AMBAC INSURED)                                     5.05      12/01/2026              852,740
      2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA
                  REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE)                   5.88      09/01/2037            2,501,325
      1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                               5.75      08/01/2015            1,154,976
      1,080,000   WEST CONTRA COSTA CA USD ELECTION 2005 SERIES B (PROPERTY
                  TAX REVENUE)                                                           6.00      08/01/2027            1,240,628
      6,000,000   WEST CONTRA COSTA CA USD ELECTION 2005 SERIES C-1 (PROPERTY
                  TAX, ASSURED GUARANTY)                                                 0.00      08/01/2021            3,554,220
      2,000,000   WEST CONTRA COSTA CALIFORNIA (MISCELLANEOUS TAX REVENUE)               5.50      07/01/2029            2,068,900
      1,000,000   WEST FRESNO CALIFORNIA ELEMENTARY SCHOOL DISTRICT ELECTION
                  1997 SERIES C (AD VALOREM PROPERTY TAX, AGM INSURED)                   6.60      05/01/2035            1,148,560
      2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                  CENTER SERIES A (LEASE REVENUE, AGM INSURED)                           5.38      10/01/2018            2,511,852
      1,190,000   WISEBURN CA SCHOOL DISTRICT CAPITAL APPRECIATION (PROPERTY
                  TAX REVENUE, ASSURED GUARANTY)                                         0.00      08/01/2024              583,314
      1,525,000   WISEBURN CA SCHOOL DISTRICT CAPITAL APPRECIATION (PROPERTY
                  TAX REVENUE, ASSURED GUARANTY)                                         0.00      08/01/2027              613,721
      4,930,000   WOODLAND CALIFORNIA JOINT UNIFIED SCHOOL DISTRICT REFUNDING
                  GO (AD VALOREM PROPERTY TAX, ASSURED GUARANTY INSURED)                 4.75      08/01/2026            5,446,220
      1,810,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT
                  SERIES A (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                    0.00      09/01/2019            1,203,596
                                                                                                                       793,839,734
                                                                                                                ------------------
GUAM: 0.13%
       1,000,000  GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                  REVENUE)                                                               5.38      12/01/2024            1,056,610
                                                                                                                ------------------
VIRGIN ISLANDS: 0.90%
      5,000,000   VIRGIN ISLANDS PFA REVENUE (SALES TAX REVENUE)                         5.00      10/01/2029            5,114,600
      2,000,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.75      10/01/2037            2,257,109
                                                                                                                         7,371,709
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $762,902,138)                                                                      802,268,053
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

    SHARES        SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
SHORT-TERM INVESTMENTS: 2.68%
     21,925,159   WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET
                  TRUST+(L)(U)                                                                                  $        21,925,159
                                                                                                                -------------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,925,159)                                                                          21,925,159
                                                                                                                -------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $784,827,297)*                                                   100.79%                                  $       824,193,212
OTHER ASSETS AND LIABILITIES, NET                                       (0.79)                                           (6,490,861)
                                                                       ------                                    -------------------
TOTAL NET ASSETS                                                       100.00%                                  $       817,702,351
                                                                       ------                                   -------------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+    NON-INCOME EARNING SECURITIES.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $784,827,297 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $42,490,456
GROSS UNREALIZED DEPRECIATION     3,124,541
                                -----------
NET UNREALIZED APPRECIATION     $39,365,915

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 95.05%
ARIZONA: 1.75%
$     2,000,000   SALT RIVER PROJECT AZ AGRICULTURAL IMPROVEMENT & POWER
                  DISTRIBUTION ELECTRIC SYSTEMS SERIES A (ELECTRIC REVENUE)              5.00%     01/01/2038   $        2,136,400
                                                                                                                ------------------
CALIFORNIA: 1.77%
      1,120,000   NORCO CA REDEVELOPMENT AGENCY PROJECT AREA #1 (TAX
                  INCREMENT & ALLOCATION REVENUE)                                        6.00      03/01/2036            1,148,269
      1,000,000   SAN DIEGO CA PUBLIC FACILITY FINANCING AUTHORITY BALL PARK
                  SERIES A (LEASE REVENUE, AMBAC INSURED)                                5.25      02/15/2032            1,012,360
                                                                                                                         2,160,629
                                                                                                                ------------------
COLORADO: 86.97%
      1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT # 27J BRIGHTON
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)                                5.50      12/01/2019            1,325,625
        415,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE)                                                 6.38      12/01/2016              413,805
        200,000   ARAPAHOE COUNTY CO SCHOOL DISTRICT #006 (PROPERTY TAX
                  REVENUE, NATL-RE & FGIC INSURED)                                       5.25      12/01/2021              220,622
        500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER
                  REVENUE, AGM INSURED)                                                  5.00      12/01/2033              527,365
      2,000,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PUBLIC IMPROVEMENT
                  DISTRICT PROJECT SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               5.13      12/01/2032            2,023,780
        750,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PUBLIC IMPROVEMENT
                  DISTRICT SERIES B (PROPERTY TAX REVENUE)                               4.63      12/01/2034              771,135
      2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                      6.00      10/01/2040            2,095,660
      3,000,000   AURORA CO CHILDREN HOSPITAL ASSOCIATION (HCFR, HEALTH &
                  HOSPITAL GUARANTY)                                                     5.00      12/01/2040            3,052,770
      2,000,000   AURORA CO COP SERIES A (LEASE REVENUE)                                 5.00      12/01/2027            2,203,780
      2,000,000   BROOMFIELD CO REFUNDING COP (LEASE REVENUE)                            5.00      12/01/2029            2,153,520
        150,000   CANON CITY CO FINANCE AUTHORITY COP (LEASE REVENUE,
                  ASSURED GUARANTY)                                                      5.00      12/01/2032              159,713
      1,000,000   CHERRY CREEK CO BUSINESS IMPROVEMENT DISTRICT # 1
                  (PROPERTY TAX REVENUE)                                                 5.00      12/01/2032            1,040,220
      1,250,000   COLORADO ECFA (OTHER REVENUE)                                          5.25      06/01/2021            1,290,675
        480,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (EDUCATIONAL
                  FACILITIES REVENUE)                                                    6.25      12/15/2012              489,902
      1,000,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (EDUCATIONAL
                  FACILITIES REVENUE)                                                    7.13      12/15/2030            1,022,440
      3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (EDUCATIONAL
                  FACILITIES REVENUE)                                                    5.30      02/15/2029            3,768,338
        750,000   COLORADO ECFA CHARTER SCHOOL TWIN PEAKS CHARTER (OTHER
                  REVENUE)                                                               6.75      11/15/2028              857,145
      1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT
                  (LEASE REVENUE, MORAL OBLIGATION)                                      7.25      12/01/2028            1,192,480
      1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT
                  (LEASE REVENUE, MORAL OBLIGATION)                                      7.38      12/01/2028            1,200,910
        485,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (EDUCATIONAL
                  FACILITIES REVENUE)                                                    6.13      12/15/2035              446,811
      1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT
                  (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)                         5.00      06/15/2019            1,084,886
      1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT
                  (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)                         5.25      06/15/2024            1,197,655
        750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE
                  REVENUE)                                                               6.25      07/01/2028              739,635
      1,000,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (LEASE
                  REVENUE)                                                               6.75      08/01/2028            1,024,590
        500,000   COLORADO ECFA CHARTER SCHOOL PINNACLE HIGH SCHOOL PROJECT
                  (OTHER REVENUE)                                                        5.13      12/01/2039              501,595
      1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
                  (EDUCATIONAL FACILITIES REVENUE)                                       5.75      06/01/2016            1,035,330
        590,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                  REVENUE, MORAL OBLIGATION)                                             5.25      06/15/2029              606,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$       100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                           5.00%     04/01/2023   $          100,935
      1,445,000   COLORADO ECFA PARKER CORE CHARTER (OTHER REVENUE, XLCA
                  INSURED)                                                               5.00      11/01/2024            1,475,966
      1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE
                  REVENUE)                                                               6.00      12/01/2021            1,595,985
      1,265,000   COLORADO ECFA REFUNDING UNIVERSITY CORPORATION ATMOSPHERE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)                                 5.00      09/01/2032            1,329,591
      2,735,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT
                  (LEASE REVENUE)                                                        5.50      06/01/2033            2,845,932
      2,305,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, NATL-RE & FGIC INSURED)                            5.25      03/01/2026            2,668,798
      1,000,000   COLORADO HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
                  SUNBELT SERIES D (HCFR)+/-SS.                                          5.25      11/15/2027            1,038,080
      1,000,000   COLORADO HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
                  SUNBELT SERIES D (HCFR)+/-SS.                                          5.25      11/15/2035            1,024,110
         15,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH D-2
                  PROJECT PREREFUNDED (HCFR)+/-SS.                                       5.25      10/01/2038               17,099
         85,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH D-2
                  PROJECT UNREFUNDED BALANCE (HCFR)+/-SS.                                5.25      10/01/2038               94,955
      1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  INITIATIVES SERIES D (HOSPITAL REVENUE)                                6.25      10/01/2033            1,135,420
        990,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                  SERIES A (HCFR)                                                        5.50      01/01/2023            1,061,706
      1,860,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL BOULDER
                  COMMUNITY HOSPITAL SERIES B (HCFR, NATL-RE INSURED)                    5.88      10/01/2023            1,861,990
        900,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW
                  MEDICAL CENTER INCORPORATION (HCFR)                                    5.00      09/01/2025              912,771
      2,000,000   COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL
                  CENTER PROJECT (HCFR)                                                  6.50      09/01/2020            2,110,560
      1,250,000   COLORADO HEALTH FACILITIES AUTHORITY SISTERS CHARITY
                  HEALTHCARE SERIES A (HCFR, AMBAC INSURED)                              6.25      05/15/2011            1,296,525
        405,000   COLORADO HFA COMPANY SERIES E2 (HOUSING REVENUE, NATL-RE
                  INSURED)                                                               7.00      02/01/2030              422,889
      1,940,000   COLORADO HFA MULTIFAMILY PROJECT CLASS II SERIES A2 (MFHR)             5.40      10/01/2029            2,062,220
        180,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                               6.60      08/01/2017              183,067
        750,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS I SERIES A (SFMR,
                  FHA INSURED LOCAL GUARANTEED HUD LOAN)                                 5.50      11/01/2029              797,400
        425,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS III SERIES A3
                  (SFMR)                                                                 5.25      05/01/2032              426,564
      1,950,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS III SERIES A4
                  (HOUSING REVENUE)                                                      4.75      05/01/2030            1,945,964
      1,325,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS III SERIES B3
                  (HOUSING REVENUE)                                                      5.25      05/01/2032            1,329,876
      1,950,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (SFHR)(H)                 6.45      04/01/2030            2,089,523
        205,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (SFHR)                    6.50      08/01/2031              217,759
         50,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A3 (SFHR)                    6.50      05/01/2016               52,058
        325,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (SFHR)                    6.10      08/01/2023              343,402
      1,525,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (SFHR, NATL-RE
                  INSURED)                                                               6.80      02/01/2031            1,617,705
        530,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (SFHR)                    6.70      08/01/2017              565,537
        240,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (SFHR)                    6.55      08/01/2033              269,602
        245,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES C3 (SFHR, FHA
                  INSURED)                                                               6.38      08/01/2033              263,480
      2,975,000   COLORADO HOUSING & FINANCE AUTHORITY BIRCHWOOD MANOR
                  PROJECT A (HOUSING REVENUE, GNMA INSURED)                              5.50      09/20/2036            3,131,961
      1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                  FACILITIES (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)             5.00      06/01/2023            1,393,590
      1,160,000   COLORADO SPRINGS CO PUBLIC FACILITIES AUTHORITY COP OLYMPIC
                  COMMITTEE PROJECT (LEASE REVENUE, ASSURED GUARANTY)                    5.00      11/01/2028            1,254,958
      1,325,000   COLORADO SPRINGS CO PUBLIC FACILITIES AUTHORITY COP OLYMPIC
                  COMMITTEE PROJECT (LEASE REVENUE, ASSURED GUARANTY)                    5.00      11/01/2029            1,422,971
      1,000,000   COLORADO STATE COP FITZSIMONS ACADEMIC SERIES B (LEASE
                  REVENUE, NATL-RE INSURED)                                              5.00      11/01/2030            1,042,770
      1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A (WATER REVENUE)                                         4.88      09/01/2017            1,825,041

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$     1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A (WATER REVENUE)                                         5.00%     09/01/2019   $        1,003,250
      1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A (WATER REVENUE)                                         4.50      09/01/2024            1,065,750
         55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A UNREFUNDED BALANCE (OTHER REVENUE)                      5.13      09/01/2018               55,185
         30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES B UNREFUNDED BALANCE (OTHER REVENUE)                      5.00      09/01/2019               30,098
      1,000,000   DENVER CO CITY & COUNTY BETTER DENVER & ZOO SERIES A
                  (PROPERTY TAX REVENUE)                                                 5.00      08/01/2025            1,157,550
      1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
                  INSURED)                                                               6.00      11/15/2012            1,005,240
      1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
                  INSURED)                                                               5.00      11/15/2022            1,357,825
      2,000,000   DENVER CO CITY & COUNTY SERIES A (TAX REVENUE, ASSURED
                  GUARANTY)                                                              6.00      09/01/2021            2,429,760
      1,205,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)              5.00      12/01/2030            1,120,927
      1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                  COUNTIES (PROPERTY TAX REVENUE, NATL-RE INSURED, FGIC, STATE
                  AID WITHHOLDING)                                                       5.75      12/15/2022            1,196,030
        210,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                  COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE AID
                  WITHHOLDING)##                                                         1.53      12/15/2014              196,837
      2,455,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SENIOR
                  SERIES B (TOLL ROAD REVENUE, NATL-RE INSURED)##                        5.50      09/01/2020            1,431,412
      6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES
                  A (OTHER REVENUE, NATL-RE INSURED)##                                   6.61      09/01/2034            1,268,520
        780,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TRANSPORTATION
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.00      09/01/2039              803,291
        625,000   EAGLE RIVER WATER & SANITATION DISTRICT (WATER REVENUE,
                  ASSURED GUARANTY)                                                      5.13      12/01/2039              665,644
      1,000,000   FORT COLLINS CO COP SERIES A (LEASE REVENUE, AMBAC INSURED)            5.38      06/01/2025            1,108,700
        715,000   GARFIELD COUNTY CO PUBLIC LIBRARY DISTRICT LEASE PURCHASE
                  FINANCING PROGRAM (LEASE REVENUE)                                      5.00      12/01/2026              767,124
      1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT SERIES RE 2 (PROPERTY TAX
                  REVENUE, AGM INSURED, STATE AID WITHHOLDING)                           5.25      12/01/2021            1,536,606
      1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                          5.00      12/01/2025            1,054,140
        525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO PREREFUNDED
                  (PROPERTY TAX REVENUE, FSA INSURED)                                    6.50      06/15/2011              548,058
        475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO UNREFUNDED
                  BALANCE (PROPERTY TAX REVENUE, FSA INSURED)                            6.50      06/15/2011              495,582
        500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
                  COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)               4.60      12/01/2019              500,205
      2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT  # R001 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED, STATE AID WITHHOLDINGS)                      6.50      12/15/2011            2,145,220
        600,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX
                  REVENUE, ACA INSURED)                                                  5.00      12/15/2024              482,334
        375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT CO SHARED SALES
                  TAX REVENUE (SALES TAX REVENUE)                                        5.00      12/01/2017              376,320
      1,000,000   REGIONAL TRANSPORTATION DISTRICT CO COP TRANSIT VEHICLES-A
                  (LEASE REVENUE, AMBAC INSURED)                                         5.00      12/01/2022            1,091,360
      1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
                  REVENUE, AGM INSURED)                                                  5.00      12/01/2031            1,066,240
      1,000,000   SUPERIOR METROPOLITAN DISTRICT # 1 (WATER REVENUE, AMBAC
                  INSURED)                                                               5.00      12/01/2028              976,600
      2,000,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES A (HCFR)              6.00      11/15/2029            2,164,780
      1,980,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                               5.00      12/01/2036            1,460,626
                                                                                                                       106,236,751
                                                                                                                ------------------
GUAM: 0.43%
        500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                  REVENUE)                                                               5.75      12/01/2034              525,395
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PUERTO RICO: 1.15%
$     1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L
                  (TOLL ROAD REVENUE, NATL-RE INSURED)                                   5.25%     07/01/2023   $        1,410,300
                                                                                                                ------------------
VIRGIN ISLANDS: 2.98%
      1,000,000   VIRGIN ISLANDS PFA REVENUE (SALES TAX REVENUE)                         5.00      10/01/2029            1,022,917
      2,500,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00      10/01/2025            2,614,150
                                                                                                                         3,637,067
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $112,295,551)                                                                      116,106,542
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
SHORT-TERM INVESTMENTS: 6.13%
INVESTMENT COMPANIES: 6.13%
      7,494,318   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                  TRUST(U)(L)                                                            0.13                            7,494,318
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,494,318)                                                                           7,494,318
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $119,789,869)*                                                   101.18%                                         123,600,860
OTHER ASSETS AND LIABILITIES, NET                                       (1.18)                                          (1,441,287)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      122,159,573
                                                                       ------                                   ------------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

(L)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $119,786,057 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 5,531,975
GROSS UNREALIZED DEPRECIATION    (1,717,172)
                                -----------
NET UNREALIZED APPRECIATION     $ 3,814,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 98.93%
GUAM: 0.27%
$       500,000   TERRITORY OF GUAM LIMITED OBLIGATION SECTION 30 SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00%     12/01/2013   $          532,995
                                                                                                                ------------------
MICHIGAN: 0.73%
      1,550,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATION REVENUE)                     5.50      10/01/2027            1,469,679
                                                                                                                ------------------
MINNESOTA: 96.19%
        500,000   ANOKA COUNTY MN CAPITAL IMPROVEMENT SERIES A (PROPERTY TAX
                  REVENUE)                                                               5.00      02/01/2024              567,400
      2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT # 11 SERIES A
                  PREREFUNDED (PROPERTY TAX REVENUE, AGM INSURED)                        5.00      02/01/2018            2,885,086
        610,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES
                  A (HOUSING REVENUE)                                                    7.15      01/01/2020              610,976
      1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES
                  A (HOUSING REVENUE)                                                    5.00      01/01/2031            1,578,585
      1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES
                  A (HOUSING REVENUE)                                                    7.25      01/01/2032            1,501,470
      2,150,000   BAYTOWN TOWNSHIP MN ST. CROIX PREPARATORY ACADEMY SERIES A
                  (LEASE REVENUE)                                                        7.00      08/01/2038            2,193,796
      2,150,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)SS.                  8.50      03/01/2019            2,434,940
      1,000,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)SS.                  8.50      09/01/2019            1,132,530
        185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                  GOLF COURSE (LEASE REVENUE)                                            4.38      05/01/2024              189,534
        515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HCFR)                               4.50      06/01/2011              519,650
        470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HCFR)                               4.75      06/01/2013              483,315
        659,708   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA
                  INSURED)                                                               5.30      12/01/2039              700,973
      1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER
                  IMPROVEMENTS SERIES A (PROPERTY TAX REVENUE)                           5.00      02/01/2034            1,067,570
      1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERIES A
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)                                5.00      02/01/2018            1,014,090
      3,400,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERIES A
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)                                5.00      02/01/2021            3,788,756
        100,000   FALCON HEIGHTS MN KALEIDOSCOPE CHARTER SCHOOL SERIES A
                  (LEASE REVENUE)                                                        5.50      11/01/2017               99,014
        800,000   FALCON HEIGHTS MN KALEIDOSCOPE CHARTER SCHOOL SERIES A
                  (LEASE REVENUE)                                                        6.00      11/01/2027              749,640
      1,000,000   FERGUS FALLS MN HEALTH CARE FACILITIES PIONEER RETIREMENT
                  COMMUNITY (HCFR)                                                       4.00      11/15/2011            1,002,110
        580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.10      09/01/2014              590,689
        605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.20      09/01/2015              614,571
        560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.30      09/01/2016              566,076
        700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (HCFR)             7.20      04/01/2016              730,765
        600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (HCFR)             7.40      04/01/2021              626,970
        585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (HCFR)             7.50      04/01/2031              611,588
      1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, AGM
                  INSURED)                                                               5.50      11/01/2016            1,179,028
      2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT # 318
                  (PROPERTY TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT
                  PROGRAM)                                                               5.00      02/01/2017            2,927,926
        160,000   LAKEVILLE MN (TOBACCO REVENUE)                                         5.00      02/01/2013              164,029
        180,000   LAKEVILLE MN (TOBACCO REVENUE)                                         5.00      02/01/2016              181,665
      1,735,000   MAPLE GROVE MN MAPLE GROVE HOSPITAL CORPORATION (HCFR)                 5.25      05/01/2024            1,827,580
        800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HCFR)                      5.63      11/01/2022              829,968
        500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                        5.25      12/01/2016              524,555
        500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                        5.63      12/01/2022              511,690
        600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                        5.88      12/01/2029              609,192
      1,400,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                  (HCFR, AMBAC INSURED)+/-SS.(M)(N)(A)                                   0.45      11/15/2017            1,323,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$     1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SENIOR SERIES A (TRANSPORTATION REVENUE, AMBAC INSURED)              5.00%      01/01/2018   $         1,137,020
        320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES A (TRANSPORTATION REVENUE, NATL-RE INSURED)                   5.25       01/01/2017               343,082
      2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (TRANSPORTATION REVENUE, AMBAC INSURED)                     5.00       01/01/2020             2,087,720
      2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES C (TRANSPORTATION REVENUE, NATL-RE & FGIC INSURED)            5.00       01/01/2022             2,118,300
      1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES B (TRANSPORTATION REVENUE, NATL-RE & FGIC INSURED)        5.00       01/01/2018             1,135,170
      1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES D (TRANSPORTATION REVENUE, NATL-RE & FGIC INSURED)        5.75       01/01/2012             1,011,420
      1,000,000   MINNEAPOLIS & ST. PAUL MN RDA HEALTHCARE SYSTEM CHILDRENS
                  SERIES A (HCFR)                                                      5.25       08/15/2025             1,081,420
      1,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)              6.63       11/15/2028             1,152,770
      1,900,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B (HCFR,
                  ASSURED GUARANTY)                                                    6.50       11/15/2038             2,181,162
        500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (MISCELLANEOUS TAX
                  REVENUE)                                                             5.65       02/01/2027               469,515
          5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)          10.00       06/01/2013                 5,717
      3,000,000   MINNEAPOLIS MN STATE SUPPORTED STADIUM DEBTS (EDUCATION
                  REVENUE)                                                             4.88       08/01/2025             3,053,580
        555,000   MINNEAPOLIS MN SUPPORTED DEVELOPMENT LIMITED TAX COMMON BOND
                  FUND SERIES 1A (MISCELLANEOUS REVENUE)                               4.80       12/01/2016               597,313
      1,115,000   MINNEAPOLIS MN SUPPORTED DEVELOPMENT LIMITED TAX COMMON BOND
                  FUND SERIES 2A (MISCELLANEOUS REVENUE)                               5.00       06/01/2028             1,126,262
      4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD ESSENTIA
                  HEALTH SERIES E (ECONOMIC DEVELOPMENT REVENUE, ASSURED
                  GUARANTY)                                                            5.00       02/15/2037             4,209,053
      1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HCFR)                                  6.00       02/01/2022             1,246,796
        220,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE ESSENTIA C1 RMKT 02 (HCFR, ASSURED GUARANTY)                    4.00       02/15/2020               231,653
      1,000,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE ESSENTIA C1 RMKT 02 (HCFR, ASSURED GUARANTY)                    5.00       02/15/2030             1,050,340
      2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A (HCFR)                                          5.88       11/15/2010             2,035,004
        935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A PREREFUNDED (HCFR)                              6.38       11/15/2022               951,493
      1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A UNREFUNDED (HCFR, NATL-RE INSURED)              5.50       11/15/2017             1,098,329
      1,115,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                               5.00       06/01/2020             1,271,133
      1,535,000   MINNESOTA STATE HEFAR BETHEL UNIVERSITY SERIES 6R (EDUCATION
                  REVENUE)                                                             5.50       05/01/2025             1,580,144
      2,000,000   MINNESOTA STATE HEFAR CARLETON COLLEGE SERIES D ( EDUCATION
                  REVENUE)                                                             5.00       03/01/2030             2,220,160
        300,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES SEVEN-E
                  (EDUCATION REVENUE)                                                  4.50       10/01/2021               308,721
        500,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES SEVEN-E
                  (EDUCATION REVENUE)                                                  5.00       10/01/2029               515,485
        500,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 7-F (EDUCATION
                  REVENUE)                                                             4.50       10/01/2030               517,215
      1,100,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
                  (EDUCATION REVENUE)                                                  5.00       10/01/2018             1,230,284
      1,030,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
                  (EDUCATION REVENUE)                                                  6.00       10/01/2025             1,132,629
      1,000,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
                  (EDUCATION REVENUE)                                                  6.00       10/01/2030             1,090,760
      1,000,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6X
                  (EDUCATION REVENUE)                                                  5.00       04/01/2029             1,063,830
      1,000,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6X
                  (EDUCATION REVENUE)                                                  5.25       04/01/2039             1,055,130
        635,000   MINNESOTA STATE HEFAR STATE BENEDICT COLLEGE SERIES V
                  (EDUCATION REVENUE)                                                  5.00       03/01/2018               701,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$       860,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING FINANCE AGENCY
                  SERIES B (HOUSING REVENUE, GO OF AGENCY)                               5.00%     07/01/2034   $          882,403
      4,500,000   MINNESOTA STATE HIGHWAY AND VARIOUS PURPOSES (PROPERTY TAX
                  REVENUE)                                                               5.00      08/01/2022            5,181,705
      1,695,000   MINNESOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)               4.20      07/01/2021            1,781,750
        965,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                  FINANCE SERIES B (HOUSING REVENUE, GO OF AGENCY)                       4.75      07/01/2026              972,894
      1,935,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                  FINANCE SERIES Q (HOUSING REVENUE, GO OF AGENCY)                       5.25      07/01/2033            1,980,086
        535,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A (SFMR,
                  NATL-RE INSURED)                                                       5.35      07/01/2017              557,700
        885,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES B (HOUSING
                  REVENUE)                                                               5.90      07/01/2028              944,968
        455,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES D (SFMR,
                  AMBAC INSURED, GO OF AGENCY)                                           5.80      07/01/2021              476,899
          5,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES E (SFMR, GO
                  OF AGENCY)                                                             5.90      07/01/2025                5,007
      1,000,000   MINNESOTA STATE IRON RANGE RESOURCE & REHABILITATION GIANTS
                  RIDGE RECREATION AREA (RECREATIONAL REVENUE)                           7.25      11/01/2016            1,020,660
      1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (UTILITIES REVENUE)             5.00      10/01/2037            1,144,110
      1,500,000   MINNESOTA STATE PUBLIC FACILITIES AUTHORITY SERIES B
                  (UTILITIES REVENUE)                                                    5.00      03/01/2020            1,836,225
      3,775,000   MINNESOTA STATE PUBLIC SAFETY COMMISSION
                  (TELECOMMUNICATIONS REVENUE, ASSURED GUARANTY)                         5.00      06/01/2019            4,542,911
      1,000,000   MINNESOTA STATE SERIES H (PROPERTY TAX REVENUE)                        5.00      11/01/2027            1,154,560
      1,890,000   MINNESOTA STATE TRUNK HIGHWAY SERIES E ( PROPERTY TAX
                  REVENUE)                                                               5.00      08/01/2016            2,258,285
        500,000   MONTGOMERY MN INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                  #394 SERIES B (PROPERTY TAX REVENUE, AGM INSURED, SCHOOL
                  DISTRICT CREDIT PROGRAM)                                               5.00      02/01/2025              548,435
        405,000   MOORHEAD MN (SFMR, FHA INSURED)                                        7.10      08/01/2011              424,562
      2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)                 5.38      02/01/2019            2,071,314
        530,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)                 4.00      02/01/2022              576,852
        695,000   MOWER COUNTY MN HOUSING & RDA FACILITIES PROJECT SERIES A
                  (LEASE REVENUE)                                                        5.75      02/01/2027              745,290
        375,000   MOWER COUNTY MN HOUSING & RDA FACILITIES PROJECT SERIES A
                  (LEASE REVENUE)                                                        5.90      02/01/2029              400,991
      1,500,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (UTILITIES
                  REVENUE, ASSURED GUARANTY)                                             5.00      01/01/2016            1,727,325
        820,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (UTILITIES
                  REVENUE, GUARANTY AGREEMENT)                                           5.00      01/01/2018              949,880
        615,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (UTILITIES
                  REVENUE, GUARANTY AGREEMENT)                                           5.00      01/01/2021              686,961
        360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                               5.90      02/01/2018              365,152
        455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                               6.00      02/01/2022              459,491
      1,000,000   PINE CITY MN LAKES INTERNATIONAL LANGUAGE ACADEMY SERIES A
                  (LEASE REVENUE)                                                        6.00      05/01/2026              958,940
        900,000   PINE CITY MN LAKES INTERNATIONAL LANGUAGE ACADEMY SERIES A
                  (LEASE REVENUE)                                                        6.25      05/01/2035              848,349
      1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT SERIES A (LEASE
                  REVENUE)                                                               5.00      02/01/2028            1,502,538
        250,000   PLYMOUTH MN COP INTERMEDIATE SCHOOL DISTRICT # 287 SERIES A
                  (LEASE REVENUE)                                                        5.00      02/01/2024              279,505
      1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT # 281 (PROPERTY
                  TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM)              5.00      02/01/2019            1,050,150
      1,520,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)                 5.00      02/01/2018            1,831,737
      1,715,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)                 5.00      02/01/2019            2,070,314
      2,000,000   ROCHESTER MN MAYO CLINIC SERIES E (HCFR)                               5.00      11/15/2038            2,128,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$     2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                  (HCFR)                                                                 5.90%     11/15/2010   $        2,013,920
      1,000,000   ROCHESTER MN SERIES C (UTILITIES REVENUE)                              5.00      12/01/2030            1,075,640
      2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT # 196 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)##               0.38      04/01/2011            1,996,180
      1,150,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATION REVENUE, MARSHALL & ILSLEY BANK
                  LOC)SS.                                                                1.48      11/01/2022            1,150,000
      3,900,000   SEAWAY PORT AUTHORITY OF DULUTH MN INDUSTRIAL DEVELOPMENT
                  DOCK & WHARF REVENUE CARGILL INCORPORATED PROJECT (IDR)                4.20      05/01/2013            4,049,058
        950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                 5.25      09/01/2034              929,699
      1,500,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCHR)                 5.00      09/01/2017            1,552,215
        605,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (IDR,
                  ASSURED GUARANTY)                                                      4.70      09/01/2019              627,010
        500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (IDR,
                  ASSURED GUARANTY)                                                      5.13      09/01/2029              506,980
      1,030,000   SOUTHERN MN MUNICIPAL POWER AGENCY CAPITAL APPRECIATION
                  SERIES A (UTILITIES REVENUE, NATL-RE INSURED)SS.                       2.86      01/01/2015              952,008
      5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY CAPITAL APPRECIATION
                  SERIES A (UTILITIES REVENUE, NATL-RE INSURED)                          3.27      01/01/2020            3,696,900
      2,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (UTILITIES
                  REVENUE)                                                               5.25      01/01/2030            2,171,200
        875,000   ST PAUL MN HOUSING & RDA (HCFR)                                        5.00      08/01/2035              902,388
      1,000,000   ST. CLOUD MN CENTRACARE HEALTH SYSTEM SERIES A (HCFR)                  5.13      05/01/2030            1,052,170
      1,000,000   ST. LOUIS PARK MN NICOLLETT HEALTH SERVICES (HCFR)                     5.50      07/01/2029            1,043,660
      1,000,000   ST. LOUIS PARK MN NICOLLETT HEALTH SERVICES (HCFR)                     5.75      07/01/2039            1,040,330
      1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 (PROPERTY
                  TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM)              5.00      02/01/2018            1,104,957
      2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 (PROPERTY
                  TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM)              5.00      02/01/2019            2,104,680
      2,000,000   ST. PAUL MINNESOTA HOUSING & RDA ST. PAUL ACADEMY & SUMMIT
                  (EDUCATION REVENUE)                                                    5.00      10/01/2024            2,150,160
      2,000,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A 1
                  (HCFR)                                                                 5.00      11/15/2024            2,135,780
      1,500,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY
                  PROJECT SERIES A (MISCELLANEOUS REVENUE)                               5.00      12/01/2036            1,369,380
      2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY
                  PROJECT SERIES A (MISCELLANEOUS TAX REVENUE)                           7.88      12/01/2030            2,065,200
        225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HCFR)                                                                 5.00      02/01/2012              229,145
        200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HCFR)                                                                 5.00      02/01/2013              206,052
        225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HCFR)                                                                 5.00      02/01/2014              233,523
        200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HCFR)                                                                 5.00      02/01/2015              207,726
        650,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                  (EDUCATION REVENUE)                                                    5.75      09/01/2026              606,931
        500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                  (EDUCATION REVENUE)                                                    6.00      09/01/2036              458,910
      1,715,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (MISCELLANEOUS
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.                                 2.50      05/01/2022            1,715,000
      1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.25      05/15/2018            1,701,683
      3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.30      05/15/2028            3,000,300
      1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                  DISTRICT LAKEWOOD (PROPERTY TAX REVENUE)                               5.13      12/01/2024            1,057,710
      1,540,000   UNIVERSITY OF MINNESOTA SERIES A (EDUCATION REVENUE, GO OF
                  UNIVERSITY)                                                            5.75      07/01/2017            1,884,513
      1,180,000   UNIVERSITY OF MINNESOTA SERIES A (EDUCATION REVENUE, GO OF
                  UNIVERSITY)                                                            5.00      04/01/2021            1,385,450
      7,310,000   UNIVERSITY OF MINNESOTA SERIES A (EDUCATION REVENUE, GO OF
                  UNIVERSITY)                                                            5.50      07/01/2021            8,941,007
      1,000,000   UNIVERSITY OF MINNESOTA SERIES A (EDUCATION REVENUE, GO OF
                  UNIVERSITY)                                                            5.13      04/01/2034            1,094,900
      1,275,000   UNIVERSITY OF MINNESOTA SERIES C (EDUCATION REVENUE, GO OF
                  UNIVERSITY)                                                            5.00      12/01/2020            1,508,708
      5,000,000   UNIVERSITY OF MINNESOTA STATE SUPPORTED STADIUM DEBT
                  (EDUCATION REVENUE)                                                    5.00      08/01/2025            5,472,650
      2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE
                  REVENUE)                                                               5.25      10/01/2025            2,117,484

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$     2,495,000   WASHINGTON COUNTY MN CAPITAL IMPROVEMENT PLAN SERIES A
                  (PROPERTY TAX REVENUE)                                                 5.00%     02/01/2021   $        2,868,576
        280,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (UTILITIES REVENUE,
                  NATL-RE INSURED)                                                       9.75      01/01/2016              378,927
        500,000   WESTERN MINNESOTA MUNICIPAL POWER SERIES B (UTILITIES
                  REVENUE, NATL-RE INSURED)                                              5.00      01/01/2015              565,430
                                                                                                                       193,040,150
                                                                                                                ------------------
PUERTO RICO: 0.28%
         25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDED
                  (UTILITIES REVENUE, XLCA INSURED)                                      5.25      07/01/2022               27,355
        500,000   UNIVERSITY OF PUERTO RICO SERIES Q (EDUCATION REVENUE)                 5.00      06/01/2016              535,295
                                                                                                                           562,650
                                                                                                                ------------------
VIRGIN ISLANDS: 1.46%
        750,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTES
                  SERIES A (SEWER TAX REVENUE)                                           5.00      10/01/2014              822,042
      1,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00      10/01/2025            1,045,660
      1,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.00      10/01/2039            1,066,560
                                                                                                                         2,934,262
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $187,426,594)                                                                      198,539,736
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
SHORT-TERM INVESTMENTS: 0.10%
INVESTMENT COMPANIES: 0.10%
        197,937   WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET
                  FUND(L)(U)                                                             0.01%                             197,937
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $197,937)                                                                               197,937
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $187,624,531)*                                                    99.03%                                  $      198,737,673
OTHER ASSETS AND LIABILITIES, NET                                        0.97                                            1,941,459
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      200,679,132
                                                                       ------                                   ------------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(M) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $187,759,820 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $11,424,583
GROSS UNREALIZED DEPRECIATION      (446,730)
                                -----------
NET UNREALIZED APPRECIATION     $10,977,853

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 98.47%
ALABAMA: 1.80%
$     2,640,000   ALABAMA PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL
                  IMPROVEMENT  (SALES TAX REVENUE)                                       5.00%     12/01/2017   $        3,141,811
      2,650,000   ALABAMA PUBLIC SCHOOL & COLLEGE AUTHORITY SERIES A (SALES
                  TAX REVENUE)                                                           5.00      05/01/2017            3,132,327
      6,000,000   COURTLAND AL INDUSTRIAL DEVELOPMENT BOARD INTERNATIONAL
                  PAPER COMPANY PROJECT SERIES A(IDR)                                    5.00      11/01/2013            6,417,780
      1,000,000   JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE REVENUE, AGM
                  INSURED)                                                               5.20      02/15/2012              996,010
      3,480,000   JEFFERSON COUNTY AL SERIES B8 (SEWER TAX REVENUE, AGM
                  INSURED)+/-SS.(A)(M)(N)                                                5.25      02/01/2016            3,340,730
        500,000   JEFFERSON COUNTY AL SERIES C10 (SEWER TAX REVENUE, AGM
                  INSURED)+/-SS.(A)(M)(N)                                                0.39      02/01/2042              230,000
        275,000   JEFFERSON COUNTY AL SERIES C2 (SEWER TAX REVENUE, FGIC
                  INSURED)+/-SS.(A)(M)(N)                                                0.71      02/01/2042              126,500
      1,525,000   JEFFERSON COUNTY AL SERIES C5 (SEWER TAX REVENUE, XLCA
                  INSURED)+/-SS.(A)(M)(N)                                                0.77      02/01/2040              701,500
        750,000   JEFFERSON COUNTY AL SERIES C9 (SEWER TAX REVENUE, AGM
                  INSURED)+/-SS.(A)(M)(N)                                                0.38      02/01/2042              345,000
      1,025,000   JEFFERSON COUNTY AL SUBSERIES B1A (SEWERTAX REVENUE, FGIC
                  INSURED)+/-SS.(A)(M)(N)                                                0.77      02/01/2042              471,500
      2,450,000   JEFFERSON COUNTY AL SUBSERIES B1C (SEWER TAX REVENUE, FGIC
                  INSURED)+/-SS.(A)(M)(N)                                                0.77      02/01/2042            1,127,000
        250,000   JEFFERSON COUNTY AL SUBSERIES B1E (SEWER TAX REVENUE, FGIC
                  INSURED)+/-SS.(A)(M)(N)                                                0.77      02/01/2042              115,000
      3,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                  COMPANY BARRY SERIES C (IDR)+/-SS.                                     5.00      06/01/2034            3,368,460
                                                                                                                        23,513,618
                                                                                                                ------------------
ALASKA: 0.04%
        350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES
                  (UTILITIES REVENUE, AGM INSURED)                                       6.00      07/01/2015              410,228
         55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED (TOBACCO REVENUE)                      4.80      06/01/2011               56,636
                                                                                                                           466,864
                                                                                                                ------------------
ARIZONA: 2.43%
      2,750,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HCFR)+/-SS.                                         1.27      02/01/2042            2,514,188
      4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-SS.                                         1.12      02/01/2042            4,485,975
      5,000,000   ARIZONA LOTTERY SERIES A (MISCELLENEOUS REVENUE,
                  AGM INSURED)                                                           5.00      07/01/2027            5,359,200
      2,375,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                  SCHOOL TRUST (MISCELLANEOUS REVENUE, AMBAC INSURED)                    4.00      07/01/2015            2,536,928
      2,800,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                  SCHOOL TRUST (MISCELLANEOUS REVENUE, AMBAC INSURED)                    5.00      07/01/2018            3,105,956
      2,450,000   GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
                  DISTRICT (MISCELLANEOUS REVENUE, AMBAC INSURED)                        5.25      01/01/2020            2,674,396
      5,000,000   PHOENIX AZ CIVIC IMPROVEMENT CORPORATION SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00      07/01/2029            5,358,450
        915,000   PINAL COUNTY AZ ELECTRICAL DISTRICT # 4 (UTILITIES REVENUE)            4.75      12/01/2015              974,850
      2,160,000   TEMPE AZ SERIES A (PROPERTY TAX REVENUE)                               4.00      07/01/2019            2,431,318
      1,450,000   UNIVERSITY AZ COP PROJECTS SERIES B (EDUCATION REVENUE,
                  AMBAC INSURED)                                                         5.00      06/01/2021            1,555,821
        430,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                               4.85      07/15/2014              431,238
        205,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                               6.00      07/15/2013              212,476
                                                                                                                        31,640,796
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ARKANSAS: 0.12%
$     1,330,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                               4.25%     03/01/2031   $        1,511,239
                                                                                                                ------------------
CALIFORNIA: 14.06%
      5,590,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                  APPRECIATION SUB LIEN SERIES A (TRANSPORTATION REVENUE,
                  AMBAC INSURED)##                                                       5.45      10/01/2018            3,649,376
      4,405,000   ALHAMBRA CA COP POLICE FACILITIES (LEASE REVENUE, AMBAC
                  INSURED)                                                               6.75      09/01/2023            5,192,922
      1,110,000   BASS LAKE CA ELEMENTARY SCHOOL DISTRICT APPRECIATION
                  ELECTION 2006 PROJECT (MISCELLANEOUS REVENUEM, AGM LOC)##              0.01      08/01/2036              231,513
      5,000,000   CA GO (GO STATE)                                                       5.25      03/01/2024            5,565,200
     13,000,000   CALIFORNIA DEPARTMENT OF WATER RESTORATION POWER SUPPLY
                  PROJECT SERIES L (UTILITIES REVENUE)                                   5.00      05/01/2019           15,405,520
      1,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A (UTILITIES
                  REVENUE)                                                               5.25      02/01/2024            1,898,190
      1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A (UTILITIES
                  REVENUE)                                                               5.75      02/01/2039            1,042,640
      7,685,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  ORANGE COUNTY PERFORMING SERIES C (RECREATIONAL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.60      07/01/2034            7,685,000
      1,440,000   CALIFORNIA STATE (GO STATE)                                            5.25      03/01/2030            1,526,659
      1,865,000   CALIFORNIA STATE DWR CENTRAL VALLEY PROJECT SERIES AF
                  (UTILITIES REVENUE)                                                    5.00      12/01/2021            2,182,740
      1,500,000   CALIFORNIA STATE DWR POWER SUPPLY (UTILITIES REVENUE)                  5.00      05/01/2021            1,722,660
      7,035,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F-5 (UTILTIES
                  REVENUE)                                                               5.00      05/01/2022            8,017,438
      1,890,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF
                  CALIFORNIA RESEARCH PROJECT SERIES L (EDUCATION REVENUE,
                  NATL-RE INSURED)                                                       5.25      11/01/2028            2,056,698
      7,605,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA
                  (MISCELLANEOUS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.               2.20      10/01/2038            7,605,000
      5,000,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH
                  SERIES A (MISCELLANEOUS REVENUE, BANK OF NEW YORK
                  LOC)+/-SS.                                                             2.40      06/01/2039            5,000,000
      8,495,000   CENTRAL BASIN CA MUNICIPAL WATER DISTRIBUTION SERIES B
                  (UTILTIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                    1.25      08/01/2037            8,495,000
      2,005,000   COLTON CA UNITED SCHOOL DISTRICT ELECTION 2208 PROJECT
                  SERIES B (MISCELLANEOUS REVENUE, AGM LOC)@                             4.50      08/01/2029              680,477
      1,325,000   COLTON CA UNITED SCHOOL DISTRICT ELECTION 2208 PROJECT
                  SERIES B (MISCELLANEOUS REVENUE, AGM LOC)@                             4.75      08/01/2027              521,149
      1,000,000   COLTON CA UNITED SCHOOL DISTRICT ELECTION 2208 PROJECT
                  SERIES B (MISCELLANEOUS REVENUE, AGM LOC)@                             5.25      08/01/2030              315,560
      1,500,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT # 2 (MISCELLANEOUS TAX REVENUE)                                4.45      10/01/2011            1,501,620
      2,000,000   GILROY CA UNITED SCHOOL DISTRICT APPRECIATION BOND ANTIC
                  NOTES (GO LOCAL)##                                                     4.74      04/01/2013            1,871,780
      2,100,000   GLENDORA CA UNITED SCHOOL DISTRICT APPRECIATION 2005
                  ELECTION PROJECT SERIES B (GO LOCAL, ASSURED GUARANTY)##               6.00      08/01/2031              640,626
      5,470,000   GLENDORA CA UNITED SCHOOL DISTRICT APPRECIATION 2005
                  ELECTION PROJECT SERIES B (GO LOCAL, ASSURED GUARANTY)##               6.00      08/01/2035            1,223,967
      2,565,000   LAKESIDE CA USD ELECTION 2008 SERIES A (PROPERTY TAX
                  REVENUE)##                                                             4.74      06/01/2014            2,278,156
      2,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION
                  NOTES SERIES A (EDUCATION REVENUE)                                     9.85      01/15/2013            2,393,820
      2,000,000   LOS ANGELES CA DEPARTMENT AIRPORTS SERIES A (TRANSPORTATION
                  REVENUE)                                                               4.00      05/15/2019            2,208,540
      3,000,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (TRANSPORTATION
                  REVENUE)                                                               5.00      08/01/2021            3,574,410
      7,725,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (TRANSPORTATION
                  REVENUE)                                                               5.25      08/01/2023            8,955,129
      1,925,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES C
                  (LEASE REVENUE)                                                        4.50      09/01/2019            2,110,455
      2,380,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES C
                  (LEASE REVENUE)                                                        5.00      09/01/2018            2,699,444
      1,790,000   LOS ANGELES CA USD ELECTION 2005 SERIES E (PROPERTY TAX
                  REVENUE, AGM INSURED)                                                  5.00      07/01/2022            1,998,589
      5,000,000   LOS ANGELES CA WASTEWATER SYSTEM REFUNDING (UTILITIES
                  REVENUE, AGM INSURED)                                                  5.00      06/01/2022            5,407,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     1,750,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES A (SALES TAX REVENUE, AMBAC INSURED)                            5.00%     07/01/2035   $        1,830,360
      1,215,000   NEVADA COUNTY CA COP (LEASE REVENUE, NATL-RE INSURED)                  5.25      10/01/2019            1,231,062
      1,000,000   NEW HAVEN CA UNITED SCHOOL DISTRICT CAPITAL APPRECIATION
                  PROJECT (GO LOCAL, ASSURED GUARANTEED)##                               5.95      08/01/2029              339,390
      6,000,000   NEW HAVEN CA UNITED SCHOOL DISTRICT CAPITAL APPRECIATION
                  PROJECT (GO LOCAL, ASSURED GUARANTEED)##                               6.03      08/01/2033            1,548,540
      2,000,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.96      07/01/2017            1,711,100
     18,500,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.99      07/01/2019           14,622,770
      5,150,000   NORTHERN CA POWER AGENCY SERIES A (UTILITIES REVENUE)                  5.25      08/01/2023            5,722,217
      1,000,000   OAKLAND CA UNITED SCHOOL DISTRICT ALAMEDA COUNTY ELECTION
                  2006 PROJECT SERIES A (GO LOCAL)                                       6.50      08/01/2020            1,186,280
      3,000,000   PATTERSON CA UNITED SCHOOL DISTRICT CAPITAL APPRECIATION
                  2008 ELECTION PROJECT SERIES B (GO LOCAL, FSA LOC)##                   6.13      08/01/2033              758,970
      2,000,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO
                  SERIES A (LEASE REVENUE)                                               6.25      07/01/2024            2,248,900
      1,000,000   ROSEVILLE CA NATURAL GAS FINANCING AUTHORITY (UTILITIES
                  REVENUE)                                                               5.00      02/15/2015            1,072,700
      2,000,000   SACRAMENTO COUNTY CA AIRPORT SYSTEMS (MISCELLANEOUS
                  REVENUE)                                                               5.00      07/01/2025            2,161,760
      5,000,000   SAN DIEGO CA USD ELECTION 1998 SERIES E-2 (PROPERTY TAX
                  REVENUE, FSA  INSURED)                                                 5.50      07/01/2027            6,018,250
      2,750,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT ELECTION
                  2004 CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                  AGM INSURED)##                                                         4.75      08/01/2018            2,085,655
      6,110,000   SAN JOSE CA LIBRARIES & PARKS PROJECT (PROPERTY TAX
                  REVENUE)                                                               5.13      09/01/2031            6,275,092
      1,355,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION MERGED AREA
                  REDEVELOPMENT PROJECT SERIES A-1 (TAX REVENUE)                         5.50      08/01/2030            1,419,918
      2,060,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                  SERIES E (PROPERTY TAX REVENUE)                                        4.99      08/01/2022            1,223,722
        700,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                  SERIES E (PROPERTY TAX REVENUE)                                        5.00      08/01/2020              467,929
        115,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
                  (MISCELLANEOUS REVENUE)                                                4.50      03/01/2011              115,038
      5,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MILFORD WIND
                  CORRIDOR PROJECT 1 (UTILITIES REVENUE)                                 5.00      07/01/2024            5,687,700
        100,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECTS
                  (UTILITIES REVENUE)                                                    6.75      07/01/2013              114,864
      2,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY SOUTHERN
                  TRANSMISSION PROJECT SERIES S (UTILITIES REVENUE)                      5.75      07/01/2024            2,351,360
      2,590,000   SYLVAN CALIFORNIA UNITED SCHOOL DISTRICT CAPITAL
                  APPRECIATION ELECTION 2006 (GO LOCAL)                                  5.89      08/01/2031              790,105
      2,800,000   SYLVAN CALIFORNIA UNITED SCHOOL DISTRICT CAPITAL
                  APPRECIATION ELECTION 2006 (GO LOCAL)                                  5.97      08/01/2032              784,896
      2,155,000   UNIVERSITY OF CALIFORNIA REVENUES GENERAL SERIES Q
                  (EDUCATION REVENUE)                                                    5.25      05/15/2024            2,475,836
        300,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.00      07/01/2016              326,016
        260,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.13      07/01/2017              283,241
      2,560,000   WEST BASIN CA MUNICIPAL WATER DISTRICT COP REFUNDING
                  SERIES B (UTILTIES REVENUE, ASSURED GUARANTY)                          5.00      08/01/2022            2,849,818
                                                                                                                       183,360,917
                                                                                                                ------------------
COLORADO: 1.11%
      1,185,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT
                  (MISCELLANEOUS REVENUE)                                                5.50      10/01/2017            1,226,013
        125,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH D-2
                  PROJECT PREREFUNDED (HCFR)+/-SS.                                       5.25      10/01/2038              142,490
        875,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH D-2
                  PROJECT UNREFUNDED BALANCE (HCFR)+/-SS.                                5.25      10/01/2038              977,480
      8,000,000   COLORADO SPRINGS CO UTILITIES SERIES B (UTILTIES
                  REVENUE)+/-SS.                                                         0.37      11/01/2036            8,000,000
      1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TRANSPORTATION
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.00      09/01/2039            1,544,790
        250,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX
                  REVENUE, ACA INSURED)                                                  5.00      12/15/2015              234,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$     2,150,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES
                  REVENUE)                                                               5.75%     11/15/2018   $        2,317,270
                                                                                                                        14,442,933
                                                                                                                ------------------
FLORIDA: 6.71%
      1,500,000   BOYNTON BEACH FL UTILITIES SYSTEMS (UTILITIES REVENUE, FGIC
                  INSURED)                                                               5.50      11/01/2016            1,664,685
      1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC
                  HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)                              5.50      08/15/2014            1,518,885
      2,200,000   BROWARD COUNTY FL PROFESSIONAL SPORTS FACILITIES PROJECT
                  SERIES A (MISCELLANEOUS REVENUE, AMBAC INSURED)                        5.00      09/01/2021            2,309,780
      1,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (UTILTIES REVENUE)               6.00      10/01/2011            1,030,620
      1,325,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (MISCELLANEOUS REVENUE)####                                            5.13      05/01/2016              503,898
      1,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (MISCELLANEOUS
                  REVENUE, NATL-RE INSURED)                                              5.00      07/01/2017            1,173,410
      7,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (MISCELLANEOUS
                  REVENUE)                                                               5.00      07/01/2017            8,213,870
      2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES D (PROPERTY TAX
                  REVENUE)                                                               5.00      06/01/2021            2,258,440
      1,665,000   GULF BREEZE FL CAPITAL FUNDING LOAN PORGRAM SERIES A
                  (MISCELLANEOUS REVENUE AGM INSURED)                                    5.00      10/01/2017            1,881,217
      1,000,000   GULF BREEZE FL CAPITAL FUNDING LOAN PORGRAM SERIES B
                  (MISCELLANEOUS REVENUE AGM INSURED)                                    4.00      10/01/2016            1,076,190
      1,000,000   GULF BREEZE FL CAPITAL FUNDING LOAN PORGRAM SERIES B
                  (MISCELLANEOUS REVENUE AGM INSURED)                                    4.00      10/01/2017            1,066,970
        850,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT PUTABLE
                  (MISCELLANEOUS REVENUE, FGIC INSURED)+/-SS.                            5.50      12/01/2015              853,689
        655,000   GULF BREEZE FL REVENUE MIAMI BEACH LOCAL GOVERNMENT
                  SERIES B (MISCELLANEOUS REVENUE, FGIC INSURED)+/-SS.                   4.75      12/01/2015              674,008
      1,900,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN
                  SERIES E (MISCELLANEOUS REVENUE, FGIC INSURED)                         5.00      12/01/2020            1,978,299
      3,000,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN
                  SERIES J (UTILITIES REVENUE)+/-SS.                                     4.10      12/01/2020            3,101,010
      2,290,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN
                  SERIES J (UTILITIES REVENUE)+/-SS.                                     4.20      12/01/2020            2,384,875
      5,005,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE,
                  AMBAC INSURED)+/-SS.                                                   5.00      12/01/2034            5,230,525
      2,755,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.25      07/01/2017            3,180,372
      2,950,000   JEA FLORIDA ELECTRIC SYSTEMS SUBSERIES B (UTILITIES
                  REVENUE)                                                               5.00      10/01/2019            3,225,943
      1,500,000   JUPITER FL UTILITIES SYSTEMS (UTILTIES REVENUE)                        5.00      10/01/2039            1,609,860
      6,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (UTILITIES REVENUE)+/-SS.            1.37      10/01/2014            5,938,140
      1,100,000   MANATEE COUNTY FL SCHOOL DISTRICT SALES TAX (SALES TAX
                  REVENUE, AGM INSURED)                                                  5.00      10/01/2014            1,217,931
      3,000,000   MIAMI DADE COUNTY FL AVIATION SERIES A (TRANSPORTATION
                  REVENUE)                                                               5.50      10/01/2019            3,502,290
      1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
                  UNIVERSITY OF MIAMI SERIES A (EDUCATION REVENUE)                       5.25      04/01/2016            1,132,860
      5,800,000   MIAMI DADE COUNTY FL IDR SERIES C (MISCELLANEOUS
                  REVENUE)+/-SS.                                                         3.20      07/01/2032            5,800,000
      3,000,000   MIAMI DADE COUNTY FL WATER & SEWER SERIES C (UTILITIES
                  REVENUE)                                                               5.25      10/01/2022            3,382,650
      2,950,000   MIAMI DADE COUNTY FL WATER AND SEWER REFUNDING SERIES C
                  (UTILITIES REVENUE, BHAC INSURED)                                      5.00      10/01/2024            3,273,261
        865,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                  CENTER PROJECT (HCFR)                                                  4.75      10/01/2013              930,584
      1,030,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                  CENTER PROJECT (HCFR)                                                  5.00      10/01/2015            1,139,911
      3,600,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                  PUTABLE (HOUSING REVENUE, FNMA INSURED)                                5.05      08/01/2033            3,856,248
      1,250,000   PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT
                  SERIES C (MISCELLANEOUS REVENUE, XLCA INSURED)                         5.00      11/01/2017            1,450,263
      3,200,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY PCR SEMINOLE PROJECT
                  SERIES A (UTILITIES REVENUE, AMBAC INSURED)+/-SS.                      5.35      03/15/2042            3,547,936
      1,180,000   SEMINOLE COUNTY FL SCHOOL BOART COP (EDUCATION REVENUE)                5.50      07/01/2014            1,334,049
      1,015,000   SOUTH LAKE COUNTY FL HOSPITAL DISTRICT SOUTH LAKE HOSPITAL
                  INCORPORATED (HCFR, AGMT GTY)                                          5.00      10/01/2016            1,103,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$       900,000   SOUTH LAKE COUNTY FL HOSPITAL DISTRICT SOUTH LAKE HOSPITAL
                  INCORPORATED (HCFR, AGMT GTY)                                          5.00%     10/01/2017   $          977,958
      2,515,000   UNIVERSITY OF NORTH FLORIDA FINANCING CORPORATION HOUSING
                  PROJECT (LEASE REVENUE, NATL-RE INSURED)                               5.00      11/01/2016            2,898,236
      1,000,000   USF FINANCING CORPORATION FL COP MASTER LEASE SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         5.00      07/01/2018            1,090,250
                                                                                                                        87,512,773
                                                                                                                ------------------
GEORGIA: 4.01%
     30,000,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY GEORGIA POWER
                  COMPANY VOGTLE (IDR)+/-SS.                                             0.42      07/01/2049           30,000,000
        845,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
                  HEALTHCARE SYSTEMS PROJECT (HCFA REVENUE)                              6.25      10/01/2018              989,005
      2,765,000   FULTON COUNTY GA TUFF ATLANTA HOUSING PROJECT SERIES A
                  (EDUCATION REVENUE, AMBAC INSURED)                                     5.50      09/01/2018            2,888,015
         10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  PREREFUNDED (UTILITIES REVENUE, NATL-RE INSURED)                       6.50      01/01/2017               11,862
        955,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  UNREFUNDED (UTILITIES REVENUE, NATL-RE INSURED)                        6.50      01/01/2017            1,125,353
      2,500,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED SERIES A
                  (UTILITIES REVENUE)                                                    5.00      10/01/2017            2,816,225
      3,335,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B
                  (UTILITIES REVENUE)                                                    5.00      03/15/2015            3,578,789
      1,250,000   MAIN STREET NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES A (UTILITIES REVENUE)                                   5.00      03/15/2022            1,328,488
      1,000,000   MAIN STREET NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES A (UTILITIES REVENUE)                                   5.50      09/15/2022            1,064,790
      2,450,000   MUNICIPAL ELECTRIC AUTHORITY GA SERIES B (UTILITIES
                  REVENUE)                                                               5.00      01/01/2020            2,828,256
      5,000,000   PUBLIC GAS PARTNERS INCORPORATED GA SERIES A (UTILITIES
                  REVENUE)                                                               5.00      10/01/2019            5,590,050
                                                                                                                        52,220,833
                                                                                                                ------------------
GUAM: 0.54%
      1,000,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                  FACILITIES PROJECT SERIES A (LEASE REVENUE)                            5.00      10/01/2015            1,034,300
      2,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                  FACILITIES PROJECT SERIES A (LEASE REVENUE)                            5.00      10/01/2017            2,265,569
      2,000,000   GUAM GOVERNMENT DEPARTMENT OF EDUCATION JOHN F KENNEDY HIGH
                  SCHOOL SERIES A(EDUCATION REVENUE)                                     6.00      12/01/2020            2,030,220
      1,635,000   GUAM GOVERNMENT LIMITED OBLIGATION REVENUE SECTION 30
                  SERIES A (MISCELLANEOUS REVENUE)                                       5.00      12/01/2014            1,753,963
                                                                                                                         7,084,052
                                                                                                                ------------------
IDAHO: 0.25%
      3,000,000   UNIVERSITY OF IDAHO GENERAL SERIES 2011 (EDUCATION
                  REVENUE)+/-SS.                                                         5.25      04/01/2041            3,314,100
                                                                                                                ------------------
ILLINOIS: 9.20%
        135,000   AURORA IL SERIES B (MISCELLANEOUS TAX REVENUE)                         4.90      12/30/2011              135,386
      1,015,000   CHAMPAIGN COLES IL ET AL COUNTIES COMMUNITY COLLEGE
                  DISTRICT # 505 SERIES A (PROPERTY TAX REVENUE)                         4.00      12/01/2018            1,130,974
      1,630,000   CHICAGO IL BOARD OF EDUCATION BENITO JUAREZ COMMUNITY
                  ACADEMY SERIES G (PROPERTY TAX REVENUE, NATL-RE INSURED)               6.00      12/01/2022            1,842,682
      4,075,000   CHICAGO IL O' HARE INTERNATIONAL AIRPORT THIRD LIEN SERIES
                  C (TRANSPORTATION REVENUE)                                             5.25      01/01/2025            4,532,093
        735,000   CHICAGO IL O' HARE INTERNATIONAL AIRPORT THIRD LIEN SERIES
                  F (TRANSPORTATION REVENUE)                                             4.25      01/01/2021              786,016
        555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       3.96      01/01/2028              652,852
      3,180,000   CHICAGO IL SERIES C (PROPERTY TAX REVENUE)                             5.00      01/01/2024            3,443,304
      1,135,000   CHICAGO IL TRANSIT AUTHORITY SALES TAX RECEIPTS SERIES A
                  (SALES TAX REVENUE)                                                    5.00      12/01/2018            1,314,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$       560,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (EDUCATION
                  REVENUE)+/-SS.                                                         7.00%     01/01/2019   $          566,994
      2,680,000   HAWTHORN WOODS IL AQUATIC CENTER PROJECT (MISCELLANEOUS
                  REVENUE)                                                               4.75      12/30/2017            2,443,865
      1,745,000   HUNTLEY IL SPECIAL SERVICE AREA # 9 (SPECIAL TAX REVENUE,
                  ASSURED GUARANTY)                                                      4.60      03/01/2017            1,885,717
      3,655,000   ILLINOIS DEVELOPMENT FINANCCE AUTHORITY ART INSTITUTION
                  SERIES A (MISCELLANEOUS REVENUE)+/-SS.                                 2.13      01/01/2019            3,341,401
      4,560,000   ILLINOIS EDUCATION FACILITIES AUTHORITY FIELD MUSEUM
                  (RECREATIONAL REVENUE)+/-SS.                                           4.13      11/01/2036            4,801,771
      9,050,000   ILLINOIS FINANCE AUTHORITY ADVENTIST HEALTH SYSTEMS SERIES
                  B (MISCELLENEOUS REVENUE)                                              5.00      03/01/2015           10,243,605
      1,550,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES A
                  (EDUCATION REVENUE, XLCA INSURED)                                      5.00      10/01/2019            1,657,322
      1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT
                  (MISCELLANEOUS REVENUE, XLCA INSURED)                                  5.00      11/15/2013            1,856,689
      5,000,000   ILLINOIS FINANCE AUTHORITY GAS SUPPLY PEOPLES GAS & COKE
                  COMPANY SERIES A (UTILITIES REVENUE)+/-SS.                             4.30      06/01/2035            5,279,750
      1,560,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                  REHABILITATION A (HCFR)                                                4.90      07/01/2013            1,575,475
      2,010,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                  REHABILITATION A (HCFR)                                                4.95      07/01/2014            2,026,281
      2,870,000   ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL &
                  MEDICAL CENTER (HCFR)                                                 10.00      01/01/2015            3,454,217
        540,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
                  SERIES A (HCFR, FSA INSURED)                                           7.60      02/15/2019              675,178
      1,000,000   ILLINOIS MUNICIPAL ELECTRIC AGENCY POWER (UTILITIES
                  REVENUE, NATL-RE & FGIC INSURED)                                       5.00      02/01/2023            1,072,740
      1,100,000   ILLINOIS MUNICIPAL ELECTRIC AGENCY POWER SUPPLY SERIES A
                  (UTILITIES REVENUE, NATL INSURED)                                      5.25      02/01/2023            1,193,973
      6,395,000   ILLINOIS REGIONAL TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE)                                                               5.75      06/01/2018            7,683,784
      2,705,000   ILLINOIS SERIES A (GO STATE)                                           5.00      03/01/2016            2,919,912
      5,000,000   ILLINOIS SERIES A (GO STATE)                                           5.00      10/01/2016            5,335,800
      5,000,000   ILLINOIS SERIES A (GO STATE)                                           5.25      10/01/2015            5,419,250
      1,000,000   ILLINOIS SERIES B (GO STATE)                                           5.00      06/15/2018            1,157,250
      7,500,000   ILLINOIS STATE SALES TAX REVENUE (TAX REVENUE, NATL-RE &
                  FGIC INSURED)                                                          6.00      06/15/2026            9,177,150
      3,500,000   ILLINOIS TOLL HIGHWAY AUTHORITY SERIES A-1 (TRANSPORTATION
                  REVENUE)                                                               5.25      01/01/2026            3,832,500
      1,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH
                  CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                     4.68      12/01/2016              784,400
      1,200,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A
                  (RESOURCE RECOVERY REVENUE, NATL-RE INSURED)                           5.00      05/01/2013            1,317,372
      7,725,000   REGIONAL TRANSPORTATION AUTHORITY GO OF AUTHORITY (SALES
                  TAX REVENUE, NATL-RE INSURED)                                          6.50      07/01/2026            9,935,741
      1,975,000   SOUTHWESTERN ILLINOIS DEVELOPMENT AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)            5.00      03/01/2025            1,618,276
      5,000,000   STATE OF ILLINOIS (OTHER REVENUE)                                      3.00      05/20/2011            5,053,300
        455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                  REVENUE, NATL-RE & FGIC INSURED)                                       9.00      12/01/2017              631,040
        535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                  REVENUE, NATL-RE & FGIC INSURED)                                       9.00      12/01/2018              755,912
      1,000,000   UNIVERSITY OF IL AUXILIARY SYSTEM FACILITIES SERIES A
                  (EDUCATION REVENUE, AMBAC INSURED)                                     5.50      04/01/2024            1,214,710
      9,730,000   WILL COUNTY IL COMMUNITY UNIT SCHOOL DISTRICT CAPITAL
                  APPRECIATION (PROPERTY TAX REVENUE, NATL-RE & FGIC
                  INSURED)##                                                             7.59      11/01/2018            7,125,571
                                                                                                                       119,874,628
                                                                                                                ------------------
INDIANA: 4.35%
      1,000,000   FORT WAYNE IN REDEVELOPMENT AUTHORITY GRAND WAYNE CENTER
                  PROJECT (LEASE REVENUE)                                                5.00      02/01/2020            1,064,800
        100,000   HAMMOND IN MULTI-SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                  (LEASE REVENUE, NATL-RE FGIC INSURED)                                  5.00      07/15/2014              114,094
      5,750,000   HAMMOND IN PCR AMOCO OIL COMPANY PROJECT (IDR)+/-SS.                   0.35      02/01/2022            5,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
INDIANA (continued)
$     1,340,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A
                  (MISCELLANEOUS REVENUE, INSURED BY MORAL OBLIGATION)                   5.00%     08/01/2016   $        1,514,602
      1,000,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH SERIES A
                  (MISCELLANEOUS REVENUE, INSURED BY MORAL OBLIGATION)                   4.00      08/01/2017            1,083,230
        900,000   INDIANA BOND BANK SPECIAL PROGRAM BMA INDEX SERIES B2
                  (UTILITIES REVENUE)+/-SS.                                              0.93      10/15/2022              746,307
      5,410,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (UTILITIES GAS
                  REVENUE)                                                               5.00      10/15/2017            5,783,939
        500,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (UTILITIES GAS
                  REVENUE)                                                               5.25      10/15/2016              545,195
     14,000,000   INDIANA FINANCE AUTHORITY CLARIAN HEALTH SERIES B (HCFR,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.50      03/01/2033           14,000,000
     15,000,000   INDIANA HEFA ASCENSION HEALTH SERIES B3 (HCFR)+/-SS.                   1.93      11/15/2031           15,000,000
      1,150,000   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLIES PROJECT
                  SERIES B (UTILITIES REVENUE)                                           5.50      01/01/2016            1,292,577
      5,900,000   JASPER COUNTY IN PCR NORTHERN SERIES A (IDR, NATL-RE
                  INSURED)                                                               5.60      11/01/2016            6,631,423
        980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE
                  SERIES C (LEASE REVENUE)                                               4.25      08/15/2017            1,047,640
      1,000,000   MT. VERNON IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                  SERIES 2007 (LEASE REVENUE, AGM INSURED)                               5.00      07/15/2019            1,150,200
        270,000   PORTAGE REDEVELOPMENT DISTRICT (MISCELLANEOUS REVENUE, CIFG
                  INSURED)                                                               4.00      01/15/2015              286,060
        350,000   PORTAGE REDEVELOPMENT DISTRICT (MISCELLANEOUS REVENUE, CIFG
                  INSURED)                                                               4.00      01/15/2016              369,170
        360,000   PORTAGE REDEVELOPMENT DISTRICT (MISCELLANEOUS REVENUE, CIFG
                  INSURED)                                                               4.00      07/15/2016              379,858
                                                                                                                        56,759,095
                                                                                                                ------------------
IOWA: 0.94%
      2,500,000   IOWA FINANCE AUTHORITY PCFA INTERSTATE POWER (IDR, FGIC
                  INSURED)                                                               5.00      07/01/2014            2,704,275
      3,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                  LOAN REVENUE)                                                          5.25      12/01/2017            3,336,840
      5,285,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                  LOAN REVENUE)                                                          5.25      12/01/2018            5,853,825
        385,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
                  (TOBACCO REVENUE)                                                      5.50      06/01/2012              401,905
                                                                                                                        12,296,845
                                                                                                                ------------------
KANSAS: 1.28%
      6,200,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER &
                  LIGHT SERIES A (IDR, XLCA INSURED)+/-SS.                               5.25      12/01/2023            6,677,710
         55,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                  HARTFORD SERIES B-1 (HCFR, ACA INSURED)                                6.13      04/01/2012               56,078
        280,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            5.00      09/01/2013              253,635
        305,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            5.00      09/01/2014              265,695
        235,000   OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER
                  CONVENTION SERIES A (MISCELLANEOUS REVENUE, AMBAC INSURED)             4.00      01/01/2011              235,714
        300,000   OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
                  CONVENTION SERIES B (MISCELLANEOUS REVENUE, AMBAC INSURED)             4.00      01/01/2011              300,912
      9,000,000   WYANDOTTE COUNTY & KANSAS CITY KS UNITED GOVERNMENT
                  SPECIAL OBLIGATION SALES TAX, SECOND LIEN SERIES A (SALES
                  TAX REVENUE)##                                                         6.05      06/01/2021            5,119,110
      2,500,000   WYANDOTTE COUNTY & KANSAS CITY KS UNITED GOVERNMENT SPECIAL
                  OBLIGATION SALES TAX, SECOND LIEN SERIES B (SALES TAX
                  REVENUE)                                                               5.00      12/01/2020            2,619,150
      1,445,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT TRANSPORTATION
                  DEVELOPMENT DISTRICT LEGENDS VILLAGE WEST PROJECT
                  (MISCELLANEOUS REVENUE)                                                4.88      10/01/2028            1,137,807
                                                                                                                        16,665,811
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
KENTUCKY: 1.50%
$     5,020,000   KENTUCKY ASSET / LIABILITY COMMISSION GENERAL FUND SERIES A
                  (MISCELLANEOUS REVENUE)+/-SS.                                          0.84%     11/01/2027   $        4,226,137
      6,175,000   KENTUCKY ASSET / LIABILITY COMMISSION GENERAL FUND SERIES B
                  (MISCELLANEOUS REVENUE)+/-SS.                                          0.86      11/01/2025            4,864,356
      1,265,000   KENTUCKY STATE PROPERTY & BUILDINGS COMMISSION SERIES A
                  PROJECT # 95 (MISCELLANEOUS REVENUE)                                   5.00      08/01/2019            1,479,961
      8,599,931   UNIVERSITY OF KENTUCKY COP MASTER STREET LEASE # 4 (LEASE
                  REVENUE)++                                                             4.45      06/18/2018            8,964,052
                                                                                                                        19,534,506
                                                                                                                ------------------
LOUISIANA: 2.42%
        500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT # 001 WEST
                  JEFFERSON MEDICAL CENTER SERIES A (HCFR, AGM INSURED)                  5.25      01/01/2013              503,865
      2,510,000   LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
                  (HOUSING REVENUE, GNMA INSURED)                                        6.70      01/20/2040            2,647,448
      1,225,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                  COMMUNITY DEVELOPMENT AUTHORITY (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                         4.25      04/15/2039            1,285,319
        200,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                  ORLEANS PROJECT (MISCELLANEOUS REVENUE, CFIG INSURED)                  5.00      07/01/2014              216,564
        100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                  ORLEANS PROJECT (MISCELLANEOUS REVENUE, CFIG INSURED)                  5.00      07/01/2016              109,357
        150,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                  ORLEANS PROJECT (MISCELLANEOUS REVENUE, CFIG INSURED)                  5.00      07/01/2017              163,514
        170,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (EDUCATION  REVENUE, CIFG
                  INSURED)                                                               4.13      07/01/2016              178,150
         55,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (EDUCATION  REVENUE, CIFG
                  INSURED)                                                               4.25      07/01/2017               57,493
        505,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (EDUCATION REVENUE, CIFG
                  INSURED)                                                               4.00      07/01/2015              529,821
      1,250,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (EDUCATION REVENUE, CIFG
                  INSURED)                                                               5.00      07/01/2022            1,295,538
        100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (HOUSING REVENUE, CIFG INSURED)            5.00      07/01/2014              105,083
        740,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (HOUSING REVENUE, CIFG INSURED)            5.00      07/01/2016              771,465
      1,465,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (HOUSING REVENUE, CIFG INSURED)            5.00      07/01/2019            1,480,207
        500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (HOUSING REVENUE, CIFG INSURED)            5.00      07/01/2020              502,195
        100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                  FACILITIES PROJECT SERIES A (HOUSING REVENUE, CIFG INSURED)            5.00      07/01/2022               98,942
      3,600,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
                  (MISCELLANEOUS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.               2.76      12/01/2036            3,600,000
      1,945,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (MISCELLANEOUS REVENUE, AMBAC INSURED)                        5.25      06/01/2013            2,084,457
      1,000,000   LOUISIANA STATE CORRECTIONAL FACILITIES CORPORATION (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      09/01/2019            1,153,530
        800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                  INSURED)                                                               5.38      06/01/2016              852,808
      1,350,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                    5.50      12/01/2016            1,516,415
        690,000   NEW ORLEANS LA (UTILITIES REVENUE, ASSURED GUARANTY)                   5.50      06/01/2016              754,398
        590,000   NEW ORLEANS LA (UTILITIES REVENUE, ASSURED GUARANTY)                   5.63      06/01/2017              648,286
        740,000   NEW ORLEANS LA (UTILITIES REVENUE, FGIC INSURED)                       5.50      06/01/2020              743,567
        925,000   NEW ORLEANS LA (UTILITIES REVENUE, NATL-RE INSURED)                    5.00      06/01/2012              948,782
        100,000   NEW ORLEANS LA (UTILITIES REVENUE, NATL-RE INSURED)                    5.00      06/01/2016              100,988
      1,365,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                               5.00      12/01/2016            1,521,975
      1,345,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                               5.00      12/01/2017            1,497,308
      5,000,000   PARISH OF DESOTO LA PCR SOUTHWESTERN ELECTRICAL POWER
                  (UTILITIES REVENUE)+/-SS.                                              3.25      01/01/2019            5,107,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
LOUISIANA (continued)
$     1,000,000   PORT OF NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                  RAILWAY INCORPORATED (TRANSPORTATION REVENUE, NATL-RE
                  INSURED)                                                               5.25%     08/15/2013   $        1,072,630
                                                                                                                        31,547,805
                                                                                                                ------------------
MASSACHUSETTS: 2.05%
      1,050,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS
                  INTERNATIONAL CHARTER SERIES A (MISCELLANEOUS REVENUE)                 6.50      04/15/2019            1,153,782
        615,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS
                  INTERNATIONAL CHARTER SERIES A (MISCELLANEOUS REVENUE)                 6.55      04/15/2020              671,531
      2,000,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I
                  SERIES A (EDUCATION REVENUE)                                           5.50      01/01/2017            2,289,180
      2,000,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY SERIES I
                  (EDUCATION REVENUE)                                                    5.50      01/01/2018            2,251,420
     14,000,000   MASSACHUSETTS HEFA (HEALTH CARE REVENUE)+/-SS.                         1.18      07/01/2038           14,056,000
      2,650,000   MASSACHUSETTS STATE FLOATING SERIES A (MISCELLANEOUS
                  REVENUE)+/-SS.                                                         0.77      11/01/2018            2,393,957
      4,175,000   MASSACHUSETTS STATE SERIES C (MISCELLANEOUS REVENUE, AGM
                  INSURED)+/-SS.                                                         2.12      11/01/2019            3,858,285
                                                                                                                        26,674,155
                                                                                                                ------------------
MICHIGAN: 5.33%
      5,240,000   CLINTON TOWNSHIP BUILDING AUTHORITY MI MACOMB COUNTY
                  (LEASE REVENUE, AMBAC INSURED)                                         5.50      11/01/2017            5,828,557
      4,235,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                  (PROPERTY TAX REVENUE)                                                 5.00      04/01/2015            4,138,357
      8,000,000   DETROIT MI CITY SCHOOL DISTRICT SERIES A
                  (EDUCATION REVENUE, AGM INSURED)                                       5.00      05/01/2019            8,431,280
      1,000,000   DETROIT MI DISTRICT AID (PROPERTY TAX REVENUE)                         5.00      11/01/2014            1,121,100
      1,700,000   DETROIT MI DISTRICT AID (PROPERTY TAX REVENUE)                         5.00      11/01/2020            1,889,567
      3,000,000   DETROIT MI DISTRICT AID(GO LOCAL)                                      5.00      11/01/2018            3,351,600
      3,130,000   DETROIT MI SENIOR LIEN SERIES A-1 (UTILITIES REVENUE, AGM
                  INSURED)                                                               5.50      07/01/2017            3,611,144
        100,000   DETROIT MI SERIES A-1 (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               5.00      04/01/2019               94,625
      1,000,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (UTILITIES REVENUE,
                  AGM INSURED)                                                           5.00      07/01/2015            1,098,160
        590,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATION REVENUE)                     5.00      10/01/2017              588,277
      2,270,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATION REVENUE)                     5.38      10/01/2022            2,189,302
        435,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATION REVENUE)                     5.50      10/01/2027              412,458
        570,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                  5.00      01/01/2018              671,831
      1,000,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                  5.00      01/01/2025            1,121,890
      6,000,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES A
                  (HCFR)+/-SS.                                                           5.50      01/15/2047            6,914,100
      7,000,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES E
                  (OTHER REVENUE)                                                        4.75      08/22/2011            7,055,720
      1,025,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES B GROUP A (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00      12/01/2018            1,042,599
        100,000   MICHIGAN MUNICIPAL BUILDING AUTHORITY GOVERNMENT LOAN
                  PROGRAM SERIES A (MISCELLENEOUS REVENUE, AMBAC INSURED)                4.50      05/01/2016              102,932
        600,000   MICHIGAN MUNICIPAL BUILDING AUTHORITY SCHOOL DISTRICT
                  CITY OF DETROIT (MISCELLENEOUS REVENUE)                                5.00      06/01/2014              668,046
      1,555,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION CHANDLER PARK ACADEMY (MISCELLANEOUS REVENUE)               5.60      11/01/2018            1,604,107
      1,075,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION NATAKI TALIBAH (MISCELLANEOUS REVENUE)                      6.25      10/01/2023              981,239
      2,750,000   MICHIGAN STATE COMPREHENSIVE TRANSPORTATION PROGRAM (SALES
                  TAX REVENUE)                                                           5.25      05/15/2017            3,212,303
        350,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM
                  (MISCELLANEOUS REVENUE)                                                6.25      11/01/2012              366,776
      2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOSPITAL
                  DAUGHTERS OF CHARITY (HCFR)                                            5.25      11/01/2015            2,140,820
      5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES C
                  (HCFR)+/-SS.                                                           6.00      12/01/2034            6,094,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$     2,235,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
                  GREENWOOD VILLA PROJECT (HOUSING REVENUE, AGM INSURED)                 4.75%     09/15/2017   $        2,426,607
      1,500,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY (PROPERTY TAX
                  REVENUE)                                                               5.00      01/01/2017            1,730,790
        500,000   WYANDOTTE MI SERIES A (UTILITIES REVENUE, ASSURED GUARANTY)            4.00      10/01/2016              544,915
                                                                                                                        69,433,352
                                                                                                                ------------------
MINNESOTA: 0.98%
      3,800,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-SS.               8.50      09/01/2019            4,303,614
      1,065,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SENIOR SERIES A (TRANSPORTATION REVENUE)                               4.00      01/01/2019            1,165,951
      4,555,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES B (TRANSPORTATION REVENUE, NATL-RE & FGIC INSURED)          5.00      01/01/2018            5,170,699
        120,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)            10.00      06/01/2013              137,210
      1,365,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (UTILITIES
                  REVENUE, ASSURED GUARANTY)                                             5.00      01/01/2016            1,571,866
        500,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HMONG ACADEMY
                  PROJECT SERIES A (EDUCATION REVENUE)                                   5.50      09/01/2018              491,490
                                                                                                                        12,840,830
                                                                                                                ------------------
MISSISSIPPI: 0.39%
      2,745,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ANDREWS EPISCOPAL
                  SCHOOL PROJECT(EDUCATION REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.52      07/01/2025            2,745,000
      1,810,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ANDREWS EPISCOPAL
                  SCHOOL PROJECT(EDUCATION REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.52      07/01/2025            1,810,000
        505,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MUNICIPAL
                  ENERGY AGENCY POWER SUPPLY PROJECT (UTILITIES REVENUE, XLCA
                  INSURED)                                                               5.00      03/01/2013              534,941
                                                                                                                         5,089,941
                                                                                                                ------------------
MISSOURI: 1.24%
      1,500,000   CHESTERFIELD VALLEY MO TRANSPORTATION DEVELOPMENT DISTRICT
                  (SALES TAX REVENUE, CIFG INSURED)                                      4.00      04/15/2026            1,158,690
      1,245,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            4.50      04/01/2021            1,247,403
        415,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION
                  (MISCELLANEOUS REVENUE)                                                5.25      12/01/2014              386,531
      1,000,000   MANCHESTER MO HIGHWAY 141 MANCHESTER ROAD PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            6.00      11/01/2025            1,029,560
      1,245,000   MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT A
                  (MISCELLANEOUS TAX REVENUE)                                            5.50      09/01/2018            1,199,321
     10,000,000   MISSOURI STATE HEFA MOTHER OF GOOD COUNSEL HOME PROJECT
                  (HCFR, ALLIED IRISH BANK PLC LOC)+/-SS.                                2.76      07/01/2037           10,000,000
        100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50      09/01/2011              101,921
        145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50      09/01/2013              152,349
        170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50      09/01/2014              180,005
        225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.55      09/01/2016              233,827
        415,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES
                  A-1 (TRANSPORTATION REVENUE)                                           6.00      07/01/2019              479,238
                                                                                                                        16,168,845
                                                                                                                ------------------
NEBRASKA: 0.06%
        500,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA SERIES A (UTILITIES
                  REVENUE, BHAC INSURED)                                                 5.00      04/01/2019              596,270
        225,000   O'NEILL NE ST. ANTHONY'S PROJECT (HCFR)                                6.25      09/01/2012              235,316
                                                                                                                           831,586
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEVADA: 2.20%
$     5,000,000   CLARK COUNTY NV AIRPORT REVENUE SERIES C (TRANSPORTATION
                  REVENUE, AGM INSURED)                                                  5.00%     07/01/2023   $        5,497,650
      2,750,000   CLARK COUNTY NV AIRPORT REVENUE SERIES D (TRANSPORTATION
                  REVENUE)                                                               5.00      07/01/2024            3,023,268
      3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A
                  (TRANSPORTATION REVENUE)                                               5.00      07/01/2016            3,390,000
      3,500,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A-2
                  (TRANSPORTATION REVENUE, AMBAC INSURED)                                5.00      07/01/2027            3,692,395
      7,500,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (GO LOCAL, NATL-RE
                  INSURED)                                                               5.00      06/15/2019            8,329,500
        905,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT # 121A
                  (MISCELLANEOUS REVENUE, AMBAC INSURED)                                 4.25      12/01/2013              935,598
      1,030,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HCFR, AMBAC INSURED)           5.50      06/01/2016            1,160,027
      2,580,000   RENO-SPARKS INDIAN COLONY NV GOVERNMENTAL (MISCELLANEOUS
                  REVENUE, US BANK NA LOC)                                               5.00      06/01/2021            2,634,696
                                                                                                                        28,663,134
                                                                                                                ------------------
NEW HAMPSHIRE: 0.26%
      1,000,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATION REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       2.60      09/01/2036            1,000,000
      2,240,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HCFR)                               6.00      10/01/2016            2,331,146
                                                                                                                         3,331,146
                                                                                                                ------------------
NEW JERSEY: 4.04%
      2,000,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         2.63      12/01/2029            2,021,540
      1,500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (TOBACCO REVENUE, FGIC INSURED)                                        5.00      06/15/2012            1,544,475
      2,385,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MOTOR VEHICLE
                  SERIES A (MISCELLANEOUS REVENUE, NATL-RE INSURED)                      5.25      07/01/2016            2,632,873
      2,000,000   NEW JERSEY HEFAR STUDENT LOAN SERIES 1A (EDUCATION REVENUE)            5.00      12/01/2016            2,221,660
     14,000,000   NEW JERSEY HEFAR STUDENT LOAN SERIES 2 (EDUCATION REVENUE)             4.50      12/01/2029           14,402,500
        500,000   NEW JERSEY HEFAR STUDENT LOAN SERIES A (EDUCATION REVENUE)             5.00      06/01/2016              553,490
      1,585,000   NEW JERSEY HFFA ATLANTIC CITY MEDICAL CENTER PROJECT (HCFR)            6.00      07/01/2012            1,660,763
        765,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY SERIES AA
                  (HOUSING REVENUE)                                                      5.25      10/01/2016              860,028
      1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY (RECREATIONAL
                  REVENUE, NATL-RE INSURED)                                              5.50      03/01/2022            1,963,599
      4,000,000   NEW JERSEY STATE HEFAR SERIES 1A (EDUCATION REVENUE)                   4.75      12/01/2029            4,090,280
      2,000,000   NEW JERSEY STATE HEFAR SERIES A (EDUCATION REVENUE)                    5.00      06/01/2017            2,212,560
      1,010,000   NEW JERSEY STATE HEFAR SERIES A (EDUCATION REVENUE)                    5.00      06/01/2019            1,108,374
      3,400,000   NEW JERSEY STATE HEFAR SERIES A (EDUCATION REVENUE)                    5.00      06/01/2027            3,523,012
      8,010,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY FACILITIES
                  CENTER SERIES A (TRANSPORTATION REVENUE, AGM-CR INSURED)               5.50      12/15/2022            9,619,289
      2,590,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY
                  TRANPORTATION SYSTEMS PROJECT SERIES C (TRANSPORTATION
                  REVENUE, AGM INSURED)                                                  5.50      12/15/2018            3,096,397
      1,000,000   TRENTON NJ (GO LOCAL)                                                  5.00      07/15/2020            1,147,250
                                                                                                                        52,658,090
                                                                                                                ------------------
NEW MEXICO: 0.28%
      2,475,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS I SERIES A
                  (HCFR, GNMA INSURED)                                                   4.63      09/01/2025            2,613,155
      1,030,000   OTERO COUNTY NM JAIL PROJECT (MISCELLANEOUS REVENUE)                   5.50      04/01/2013            1,017,908
                                                                                                                         3,631,063
                                                                                                                ------------------
NEW YORK: 4.38%
        165,000   BROOKHAVEN NY IDAG METHODIST PROJECT (HOUSING  REVENUE,
                  NORTH FORK BANK LOC)+/-SS.                                             4.25      11/01/2037              165,079

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$       615,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER
                  PROJECT (HCFR)                                                         4.75%     12/01/2014   $          618,868
      8,915,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES A
                  (TRANSPORTATION REVENUE)                                               5.00      11/15/2020            9,868,727
      2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES B-2
                  (MISCELLANEOUS REVENUE, AGM INSURED)+/-SS.(A)(M)(N)                    0.39      11/01/2022            2,644,130
        275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                  (MISCELLANEOUS REVENUE, CITIBANK NA LOC)                               4.50      11/01/2015              310,544
      2,875,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
                  SERIES A (INCOME TAX REVENUE)                                          5.00      05/01/2023            3,319,101
     11,410,000   NEW YORK NY IDA AMERICAN SOCIETY TECHNION PROJECT (IDR,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.60      10/01/2033           11,410,000
          5,000   NEW YORK NY UNREFUNDED BALANCE SERIES F (GO LOCAL, NATL-RE
                  INSURED)                                                               5.13      08/01/2013                5,018
        275,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR,
                  FHA INSURED)                                                           6.00      08/15/2015              296,051
        880,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE MEDICAL
                  CENTER (HCFR, NATL-RE FGIC FHA INSURED)                                5.00      02/01/2014              972,479
      2,000,000   NEW YORK STATE DORMITORY AUTHORITY MOUNT SINAI SCHOOL OF
                  MEDICINE (EDUCATION REVENUE)                                           5.50      07/01/2022            2,211,800
      3,650,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE JEWISH
                  SERIES B (HCFR)+/-SS.                                                  1.04      05/01/2018            3,248,099
      1,500,000   NEW YORK STATE DORMITORY AUTHORITY UNITED HEALTH HOSPITALS
                  (HCFR, FHA INSURED)                                                    4.50      08/01/2018            1,668,660
      8,500,000   NEW YORK URBAN DEVELOPMENT CORPORATION
                  (MISCELLANEOUS REVENUE)                                                5.88      02/01/2013            8,604,975
      3,000,000   NEW YORK URBAN DEVELOPMENT CORPORATION SERIES D
                  (IDR, AGC INSURED)                                                     5.50      01/01/2019            3,647,280
      2,000,000   NEWBURGH NY BOND ANTIC NOTES (GO LOCAL)                                5.15      08/30/2011            2,024,880
      3,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES A
                  (TOBACCO REVENUE)                                                      5.50      06/01/2018            3,182,580
        100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B
                  (TOBACCO REVENUE, XLCA INSURED)                                        4.00      06/01/2012              105,246
      1,430,000   TROY NY CAPITAL RESOURCE CORPORATION RENSSELAER POLYTECHNIC
                  SERIES B (RESOURCE REVENUE)                                            5.00      09/01/2020            1,617,387
      1,000,000   UPPER MOHAWK VALLEY NY REGIONAL WATER FINANCE AUTHORITY
                  SERIES A (UTILITIES REVENUE, ASSURED GUARANTY)                         5.00      04/01/2018            1,157,840
                                                                                                                        57,078,744
                                                                                                                ------------------
NORTH CAROLINA: 0.86%
         90,000   CHARLOTTE NC COP SERIES E (LEASE REVENUE)                              4.00      06/01/2017              100,553
      4,400,000   CRAVEN COUNTY NC COP (MISCELLANEOUS REVENUE,
                  NATL-RE INSURED)                                                       5.00      06/01/2023            4,825,832
      1,600,000   NASH NC HEALTH CARE SYSTEM (HCFR, AGM INSURED)                         5.00      11/01/2014            1,771,024
        225,000   NORTH CAROLINA EASTERN MUNICPAL POWER AGENCY PRE-REFUNDED
                  SERIES B (UTILITIES REVENUE)                                           5.50      01/01/2017              225,682
      1,000,000   NORTH CAROLINA EASTERN MUNICPAL POWER AGENCY SERIES B
                  (UTILITIES REVENUE)                                                    5.00      01/01/2017            1,141,360
         95,000   NORTH CAROLINA EASTERN MUNICPAL POWER AGENCY UNREFUNDED
                  SERIES B (UTILITIES REVENUE)                                           5.50      01/01/2017               95,229
      2,755,000   PITT COUNTY NC COP SCHOOL FACILITIES PROJECT
                  (EDUCATION REVENUE, NATL-RE INSURED)                                   5.00      04/01/2023            3,013,584
                                                                                                                        11,173,264
                                                                                                                ------------------
NORTH DAKOTA: 0.11%
      1,320,000   MERCER COUNTY ND PCR ANTELOPE VALLEY STATION
                  (UTILITIES REVENUE, AMBAC INSURED)                                     7.20      06/30/2013            1,426,867
                                                                                                                ------------------
OHIO: 1.09%
        500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                  SYSTEMS SERIES A (HCFR)                                                5.00      01/01/2014              530,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
OHIO (continued)
$     1,500,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A
                  (UTILITIES REVENUE)                                                    5.00%     02/01/2012   $        1,580,130
        675,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                 10.38      06/01/2013              728,386
      5,000,000   HAMILTON COUNTY OH SEWER SYSTEMS SERIES A
                  (UTILITIES REVENUE, NATL-RE INSURED)                                   5.00      12/01/2016            5,542,200
      1,040,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FRESH WATER
                  (UTILITIES REVENUE)                                                    5.50      06/01/2021            1,314,414
      3,000,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FRESH WATER SERIES B
                  (UTILITIES REVENUE)                                                    5.00      06/01/2016            3,547,980
        950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT
                  SERIES A (LEASE REVENUE)                                               5.75      12/01/2027              909,473
                                                                                                                        14,153,173
                                                                                                               -------------------
OKLAHOMA: 0.23%
        400,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD
                  PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 4.50      09/01/2016              439,736
        350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
                  PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 5.00      09/01/2012              369,604
      1,500,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE,
                  NATL-RE INSURED)                                                       6.00      01/01/2023            1,698,630
        425,000   OKMULGEE OK MUNICIPAL AUTHORITY SERIES A (SALES TAX REVENUE)           5.00      12/01/2024              472,940
                                                                                                                         2,980,910
                                                                                                               -------------------
PENNSYLVANIA: 4.47%
      1,500,000   ADAMS COUNTY PA IDA GETTYSBURG COLLEGE PROJECT (IDR)                   5.00      08/15/2024            1,667,895
      1,500,000   ADAMS COUNTY PA IDA GETTYSBURG COLLEGE PROJECT (IDR)                   5.00      08/15/2025            1,657,395
     10,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES A-1
                  (HCFR)+/-SS.                                                           1.03      02/01/2021            8,903,400
      3,000,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, AGM
                  INSURED)+/-SS.                                                         0.86      11/01/2026            2,402,790
      2,600,000   BEAVER COUNTY PA IDA PCR FIRSTENERGY SERIES B (IDR)+/-SS.              3.00      10/01/2047            2,628,080
        880,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT
                  SERIES A (MISCELLANEOUS REVENUE)                                       5.65      12/15/2017              901,454
        350,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                              5.63      10/01/2015              343,217
      1,380,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
                  (RESOURCE RECOVERY REVENUE)                                            6.10      07/01/2013            1,381,697
      1,500,000   HARRISBURG PA AUTHORITY CAPITAL APPRECIATION LIMITED
                  OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                      3.25      12/15/2010            1,486,185
      3,750,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                  SERIES D-2 (HCFR, NATL-RE INSURED)+/-SS.                               5.00      12/01/2033            3,777,038
        565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER TAX
                  REVENUE, RADIAN INSURED)                                               4.70      08/01/2017              591,244
      1,170,000   NORTHAMPTON COUNTY PA GENERAL PURPOSE HOSPITAL AUTHORITY
                  SAINT LUKES HOSPITAL PROJECT SERIES C (HCFR)+/-SS.                     4.50      08/15/2032            1,205,755
      5,000,000   NORWIN PA SCHOOL DISTRICT SERIES A (EDUCATION REVENUE,
                  NATL-RE INSURED)                                                       5.00      04/01/2030            5,056,050
      1,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      2.63      12/01/2033            1,513,695
        985,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE
                  REVENUE, AGM INSURED)                                                  5.25      05/01/2016            1,020,312
      5,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
                  (TRANSPORTATION REVENUE)+/-SS.                                         1.32      12/01/2014            4,951,100
      1,085,000   PHILADELPHIA IDA FIRST PHILADELPHIA CHARTER HIGH SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.30      08/15/2017            1,118,950
      1,195,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
                  ASSURED GUARANTY)                                                      5.25      08/01/2016            1,316,615
      1,000,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES A
                  (UTILITIES REVENUE)                                                    5.00      08/01/2015            1,103,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$     1,000,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES A
                  (UTILITIES REVENUE)                                                    5.00%     08/01/2016   $        1,111,450
      1,225,000   PHILADELPHIA PA GAS WORKS REVENUE REFUNDING 8TH-1998
                  GENERAL ORDINANCE SERIES A (UTILITIES REVENUE)                         5.25      08/01/2017            1,378,689
        915,000   PHILADELPHIA PA IDR MASTER CHARTER SCHOOL (MISCELLANEOUS
                  REVENUE)                                                               5.00      08/01/2020              936,493
      6,000,000   PHILADELPHIA PA SCHOOL DISTRICT REFUNDING SERIES 2010C
                  (GO LOCAL)                                                             5.00      09/01/2018            6,768,000
      5,000,000   PHILADELPHIA PA SCHOOL DISTRICT TAX & REVENUE ANTIC NOTES
                  SERIES A (EDUCATION REVENUE)                                           2.50      06/30/2011            5,055,600
                                                                                                                        58,276,114
                                                                                                                ------------------
PUERTO RICO: 2.02%
      5,000,000   COMMONWEALTH OF PUERTO RICO HIGHWAY & TRANSPORTATION
                  AUTHORITY SERIES AA-1 (TRANSPORTATION REVENUE)                         4.95      07/01/2026            5,382,250
      3,000,000   PUERTO RICO ELECTIC POWER AUTHORITY SERIES ZZ (UTILITIES
                  REVENUE)                                                               5.25      07/01/2019            3,419,400
      1,800,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNI SECURITIES TRUST
                  RECEIPTS-SGC-36-CLASS A (UTILITIES REVENUE, SOCIETE GENERAL
                  LOC)+/-SS.                                                             0.27      07/01/2032            1,800,000
      4,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (ELECTRIC
                  REVENUE, AGM INSURED)+/-SS.                                            0.88      07/01/2029            3,113,680
      2,000,000   PUERTO RICO HFA SUB-CAPITAL FUND MODERNIZATION (HOUSING
                  REVENUE)                                                               5.50      12/01/2017            2,287,280
     10,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                  SUBSERIES A (SALES TAX REVENUE)+/-SS.                                  5.00      08/01/2039           10,396,500
                                                                                                                        26,399,110
                                                                                                                ------------------
RHODE ISLAND: 0.38%
      2,060,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                  PROVIDENCE PUBLIC SCHOOLS FINANCING PROGRAM SERIES A
                  (MISCELLANEOUS REVENUE, AGM INSURED)                                   5.00      05/15/2015            2,339,377
      2,425,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                  PROVIDENCE PUBLIC SCHOOLS FINANCING PROJECT SERIES A
                  (EDUCATION REVENUE)                                                    5.00      05/15/2022            2,636,533
                                                                                                                         4,975,910
                                                                                                                ------------------
SOUTH CAROLINA: 1.82%
      1,000,000   BERKELEY COUNTY SC POLLUTION CONTROL FACILITIES GENERATING
                  COMPANY PROJECT (MISCELLANEOUS REVENUE)                                4.88      10/01/2014            1,075,500
      1,130,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TOLL ROAD REVENUE)##                            8.75      01/01/2032               52,285
      2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TOLL ROAD REVENUE)##                            8.75      01/01/2038               65,480
      2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION REVENUE)##                       7.35      01/01/2035               77,840
        500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION REVENUE)##                       7.45      01/01/2036               18,370
        100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION REVENUE)##                       8.20      01/01/2033                4,368
      1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION REVENUE)##                       8.30      01/01/2037               60,690
      1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT
                  POWER REVENUE (LEASE REVENUE, CIFG INSURED)                            5.00      12/01/2020            1,065,680
        740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                  (LEASE REVENUE, RADIAN INSURED)                                        6.00      12/01/2016              821,015
      1,365,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
                  (HCFR)                                                                 8.00      03/01/2019            1,640,798
      3,500,000   PIEDMONT MUNICIPAL POWER AGENCY SERIES A-3
                  (UTILITIES REVENUE)                                                    5.25      01/01/2019            3,977,925
      1,990,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH (HCFR)+/-SS.                                                    1.02      08/01/2039            1,887,376
      3,750,000   SOUTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY STUDENT
                  LOAN SERIES I (STUDENT LOAN REVENUE)                                   5.00      10/01/2024            3,949,950
      6,450,000   SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE SERIES A
                  (TRANSPORTATION REVENUE, XLCA INSURED)                                 5.00      10/01/2022            7,144,472

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
SOUTH CAROLINA (continued)
$     1,000,000   SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE SERIES A
                  (TRANSPORTATION REVENUE, XLCA INSURED)                                 5.25%     10/01/2022   $        1,091,290
        745,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC
                  (TOBACCO SETTLEMENT FUNDED)                                            5.00      06/01/2018              745,633
                                                                                                                        23,678,672
                                                                                                                ------------------
SOUTH DAKOTA: 0.03%
        500,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX REVENUE)             5.25      05/01/2015              450,675
                                                                                                                ------------------
TENNESSEE: 2.05%
      2,000,000   ELIZABETHTON TN HEALTH & EDUCATIONAL DEVELOPMENT FACILITIES
                  SERIES B (HCFR, NATL-RE INSURED)                                       6.25      07/01/2015            2,226,720
      1,250,000   LEWISBURG TN INDUSTRIAL DEVELOPMENT BOARD WASTE MANAGEMENT
                  INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                 2.50      07/01/2012            1,253,288
        725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD LE BONHUER CHILDREN'S MEDICAL CENTER SERIES D (HCFR,
                  NATL-RE INSURED)                                                       5.50      08/15/2019              855,014
      1,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS SERIES 2006A
                  (UTILITIES REVENUE)                                                    5.25      09/01/2019            1,051,340
      4,250,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      09/01/2015            4,499,645
      2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      09/01/2016            2,095,080
      1,600,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.25      09/01/2017            1,693,712
      1,875,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.00      09/01/2012            1,982,269
        635,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.00      09/01/2013              681,584
      1,115,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                  (UTILITIES REVENUE)                                                    5.00      02/01/2015            1,189,560
      1,820,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                  (UTILITIES REVENUE)                                                    5.00      02/01/2016            1,925,214
      7,030,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                  (UTILTIES REVENUE)                                                     5.00      02/01/2019            7,296,437
                                                                                                                        26,749,863
                                                                                                                ------------------
TEXAS: 8.66%
      6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00      08/15/2034            6,002,940
      1,520,000   AUSTIN TX AIRPORT SYSTEM PRIOR LIEN (TRANSPORTATION
                  REVENUE, NATL-RE INSURED)                                              5.25      11/15/2017            1,622,554
      1,370,000   AUSTIN TX ELECTRIC UTILITIES SYSTEMS (UTILITIES REVENUE)               5.00      11/15/2024            1,540,140
      1,310,000   CENTRAL TX REGIONAL MOBILITY AUTHORITY
                  (MISCELLENEOUS REVENUE)                                                5.75      01/01/2019            1,447,406
      1,640,000   EAGLE PASS TX INTERNATIONAL BRIDGES (MISCELLANEOUS REVENUE,
                  AMBAC INSURED)                                                         5.25      02/15/2014            1,726,018
      1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION
                  (LEASE REVENUE)                                                        5.25      10/01/2014            1,064,450
      1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION
                  (LEASE REVENUE)                                                        5.50      10/01/2016            1,124,710
      1,000,000   HOUSTON TX AIRPORT SENIOR LIEN SERIES A
                  (TRANSPORTATION REVENUE)                                               5.00      07/01/2025            1,093,210
        775,000   HOUSTON TX AIRPORT SENIOR LIEN SERIES A
                  (TRANSPORTATION REVENUE)                                               5.00      07/01/2026              842,324
      2,125,000   HOUSTON TX AIRPORT SYSTEMS SERIES A (TRANSPORTATION REVENUE)           5.00      07/01/2020            2,401,250
      1,035,000   LONE STAR COLLEGE SYSTEM TX MAINTENANCE TAX NOTES
                  (PROPERTY TAX REVENUE)                                                 4.00      09/15/2017            1,170,057
      1,005,000   LUBBOCK TX WATERWORKS SYSTEM SERIES A (MISCELLANEOUS TAX
                  REVENUE, AGM INSURED)                                                  5.00      02/15/2018            1,170,403
      1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (MISCELLANEOUS TAX
                  REVENUE, AMBAC INSURED)                                                5.00      01/01/2020            1,600,517
      1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION
                  UNITED REGIONAL HEALTH CARE SYSTEM (HCFR, AGM INSURED)                 5.00      09/01/2016            1,254,856
     10,395,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY INCOMING STUDENT
                  LOAN SERIES A-2 (STUDENT LOAN REVENUE)+/-SS.                           1.46      07/01/2030           10,386,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$     5,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE
                  SERIES L-2 (TRANSPORTATION REVENUE)+/-SS.                              6.00%     01/01/2038   $        5,487,050
      4,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E-3
                  (MISCELLANEOUS REVENUE)+/-SS.                                          5.75      01/01/2038            4,732,302
      1,000,000   ROUND ROCK TX TRANPORTATION SYSTEMS DEVELOPMENT CORPORATION
                  (TRANPORTATION REVENUE, NATL-RE INSURED)                               4.50      08/15/2020            1,050,830
      1,115,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TX
                  (UTILITIES REVENUE)                                                    5.25      08/01/2015            1,203,643
         55,000   SACHSE TX REFUNDING & IMPROVEMENTS (PROPERTY TAX REVENUE,
                  ASSURED GUARANTY)                                                      5.00      02/15/2025               61,577
     15,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                  SENIOR LIEN SERIES D (NATURAL GAS REVENUE)                             5.63      12/15/2017           17,036,562
        735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SUB
                  LIEN SERIES C (NATURAL GAS REVENUE)+/-SS.                              1.65      12/15/2026              527,774
      7,035,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES A (MISCELLANEOUS REVENUE)+/-SS.                                 0.90      09/15/2017            6,663,271
     10,930,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES B (UTILITIES REVENUE)+/-SS.                                     0.74      09/15/2017           10,432,576
      2,000,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORPORATION
                  LBJ INFRASTRUCTURE PROJECT (TRASNPORTATION REVENUE)                    7.50      06/30/2032            2,293,640
      2,000,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORPORATION
                  LBJ INFRASTRUCTURE PROJECT (TRASNPORTATION REVENUE)                    7.50      06/30/2033            2,290,380
      3,500,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORPORATION
                  SENIOR LIEN NOTE MOBILITY (TRANSPORTATION REVENUE)                     7.50      12/31/2031            4,037,495
        855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED SERIES A
                  (EDUCATION REVENUE, ACA INSURED)                                       4.50      02/15/2016              870,501
        960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (MISCELLANEOUS
                  REVENUE)                                                               5.00      02/15/2018              977,674
        425,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (MISCELLANEOUS
                  REVENUE)                                                               5.00      12/01/2012              443,071
      2,000,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY
                  DISTRICT # 1 POWER COMPANY (UTILITIES REVENUE)                         4.50      07/01/2011            2,040,900
        825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT REFUNDING SCHOOL
                  BUILDING (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                  GUARANTEED)##                                                          4.98      02/15/2015              766,871
      2,600,000   UNIVERSITY OF HOUSTON TX (EDUCATION REVENUE)                           5.00      02/15/2024            2,963,064
      1,115,000   UNIVERSITY OF HOUSTON TX SERIES A (EDUCATION REVENUE)                  5.00      02/15/2018            1,320,026
     10,000,000   UNIVERSITY OF HOUSTON TX SERIES B (EDUCATION REVENUE)                  5.25      07/01/2026           12,492,300
        670,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                  SYSTEM PROJECT SERIES A (HCFR, NATL-RE INSURED)                        5.00      08/01/2016              742,628
                                                                                                                       112,881,550
                                                                                                                ------------------
UTAH: 0.47%
      3,700,000   INTERMOUNTAIN POWER AGENCY UTAH SERIES A (UTILITIES REVENUE,
                  AGM INSURED)                                                           5.00      07/01/2018            4,019,606
        900,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (MISCELLANEOUS
                  REVENUE)                                                               5.35      07/15/2017              871,569
        400,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (MISCELLANEOUS
                  REVENUE)                                                               5.45      06/15/2017              389,676
        985,000   WEST VALLEY CITY UT CHARTER SCHOOL MONTICELLO ACADEMY
                  (PRIVATE SCHOOL REVENUE)                                               6.38      06/01/2037              902,684
                                                                                                                         6,183,535
                                                                                                                ------------------
VIRGIN ISLANDS: 1.28%
        500,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN NOTES DIAGO SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.00      10/01/2014              546,270
      5,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (MISCELLANEOUS REVENUE)           5.00      10/01/2017            5,481,750
      5,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00      10/01/2025            5,228,300
      1,890,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY (MISCELLENEOUS
                  REVENUE)                                                               5.25      10/01/2029            1,952,389
      3,000,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY (MISCELLENEOUS
                  REVENUE)                                                               6.75      10/01/2019            3,450,810
                                                                                                                        16,659,519
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
VIRGINIA: 0.43%
$     2,000,000   CHESTERFIELD COUNTY VA IDA PCR SERIES A (IDR)+/-SS.                    5.88%     06/01/2017   $        2,046,400
      1,800,000   MARQUIS CDA VA (SPECIAL ASSESSMENT REVENUE)                            5.63      09/01/2018            1,453,086
        750,000   REYNOLDS CROSSING CDA VA REYNOLDS CROSSING PROJECT (SPECIAL
                  ASSESSMENT REVENUE)                                                    5.10      03/01/2021              727,800
         55,000   VIRGINIA COLLEGE BUILDING AUTHORITY VA REGENT UNIVERSITY
                  PROJECT (EDUCATION REVENUE)                                            5.00      06/01/2013               57,800
        210,000   VIRGINIA COLLEGE BUILDING AUTHORITY VA REGENT UNIVERSITY
                  PROJECT (EDUCATION REVENUE)                                            5.00      06/01/2015              223,173
      1,100,000   WATKINS CENTRE CDA VA (SPECIAL ASSESSMENT REVENUE)                     5.40      03/01/2020            1,092,740
                                                                                                                         5,600,999
                                                                                                                ------------------
WASHINGTON: 1.67%
      5,000,000   ENERGY NORTHWEST WA ELECTRIC PROJECT SERIES A (UTILITIES
                  REVENUE)                                                               5.00      07/01/2017            5,967,350
      1,410,000   GOAT HILL PROPERTIES WA GOVERNMENT OFFICE BUILDING PROJECT
                  (LEASE REVENUE, NATL-RE INSURED, COUNTY GUARANTEED)                    5.00      12/01/2021            1,525,155
        695,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT # 2 PRIEST RAPIDS
                  SERIES A (UTILITIES REVENUE, NATL-RE FGIC INSURED)                     5.00      01/01/2023              744,936
      2,225,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A
                  (MISCELLANEOUS REVENUE, ACA INSURED)                                   5.80      12/01/2015            1,968,346
      1,480,000   TES PROPERTIES WA (LEASE REVENUE)                                      5.00      12/01/2024            1,641,202
      1,400,000   TES PROPERTIES WA (LEASE REVENUE)                                      5.50      12/01/2029            1,551,410
        250,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                             5.50      06/01/2012              260,213
      4,850,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                             6.50      06/01/2026            5,010,910
        800,000   WASHINGTON STATE HEFAR PACIFIC LUTHERAN UNIVERSITY
                  (EDUCATION REVENUE, RADIAN INSURED)                                    5.00      11/01/2013              843,176
      1,105,000   WASHINGTON STATE HEFAR PACIFIC LUTHERAN UNIVERSITY
                  (EDUCATION REVENUE, RADIAN INSURED)                                    5.00      11/01/2014            1,171,886
      1,010,000   WASHINGTON STATE HEFAR WHITWORTH UNIVERSITY PROJECT
                  (EDUCATION REVENUE)                                                    5.00      10/01/2015            1,100,254
                                                                                                                        21,784,838
                                                                                                                ------------------
WEST VIRGINIA: 0.26%
      2,000,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY PCR
                  APPALACHIAN POWER COMPANY AMOS SERIES C
                  (UTILITIES REVENUE)+/-SS.                                              4.85      05/01/2019            2,140,520
      1,100,000   WEST VIRGINIA SCHOOL BUILDING AUTHORITY (MISCELLANEOUS
                  REVENUE)                                                               5.25      07/01/2020            1,276,616
                                                                                                                         3,417,136
                                                                                                                ------------------
WISCONSIN: 0.67%
      1,620,000   KENOSHA WI USD # 1 SERIES A (PROPERTY TAX REVENUE)                     4.50      04/01/2015            1,803,611
         75,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.40      12/01/2010               75,305
      3,000,000   WISCONSIN HEFA MERCY ALLIANCE INCORPORATED PROJECT SERIES A
                  (EDUCATION REVENUE)                                                    5.00      06/01/2019            3,169,200
         20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                  (HOUSING REVENUE, GO OF AUTHORITY)                                     4.00      05/01/2013               21,204
        210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                  (HOUSING REVENUE, GO OF AUTHORITY)                                     4.15      05/01/2015              227,329
        890,000   WISCONSIN STATE HEFA BELL TOWER RESIDENCE PROJECT (HCFR,
                  ALLIED IRISH BANK PLC LOC)                                             4.75      07/01/2015              938,274
      2,650,000   WISCONSIN STATE HEFA SERIES M
                  (HCFR, NATL-RE INSURED)+/-SS.(A)                                       0.77      06/01/2019            2,495,817
                                                                                                                         8,730,740
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,234,968,811)                                                                  1,283,670,576
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

SHARES            SECURITY NAME                                                     YIELD                              VALUE
---------------   -----------------------------------------------------------   -------------                   ------------------
SHORT-TERM INVESTMENTS: 0.61%
INVESTMENT COMPANIES: 0.61%
      7,917,438   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                  TRUST(L)(U)                                                            0.13                   $        7,917,438
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,917,438)                                                                           7,917,438
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,242,886,249)*                                                  99.08%                                       1,291,588,014
OTHER ASSETS AND LIABILITIES, NET                                        0.92                                           12,043,950
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    1,303,631,964
                                                                       ------                                   ------------------

@    SECURITY ISSUED IN ZERO COUPON FORM WITH NO PERIODIC INTEREST PAYMENTS.

(L)  INVESTMENT IN AN AFFILIATE.

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(M) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

     COST FOR FEDERAL INCOME TAX PURPOSES IS $1,242,886,249 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $55,253,684
     GROSS UNREALIZED DEPRECIATION    (6,551,919)
                                     -----------
*    NET UNREALIZED APPRECIATION     $48,701,765

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 100.89%
ALABAMA: 0.65%
$     1,075,000   ALABAMA DRINKING WATER FINANCE AUTHORITY SERIES A
                  (WATER & SEWER TAX REVENUE, AMBAC INSURED)                             5.13%     08/15/2016   $        1,113,474
        800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN
                  SERIES A (WATER REVENUE, AMBAC INSURED)                                4.85      08/15/2022              800,720
      3,000,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SCHOOL
                  DISTRICT SERIES A (SPECIAL TAX REVENUE)                                5.25      01/01/2020            2,781,360
        775,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SERIES A
                  (SALES TAX REVENUE, AGM INSURED)                                       5.25      01/01/2018              763,468
      1,675,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 1
                  (LICENSING FEES REVENUE, AMBAC INSURED)+/-SS.(A)(M)(N)                 0.71      01/01/2027            1,122,250
      2,350,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 2
                  (LICENSING FEES REVENUE, AMBAC INSURED)+/-SS.(A)(M)(N)                 0.71      01/01/2027            1,574,500
      2,175,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 3
                  (LICENSING FEES REVENUE, AMBAC INSURED)+/-SS.(A)(M)(N)                 0.71      01/01/2027            1,457,250
        150,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 4
                  (LICENSING FEES REVENUE, AMBAC INSURED)+/-SS.(A)(M)(N)                 0.71      01/01/2027              100,500
      2,860,000   JEFFERSON COUNTY AL SERIES B8 (SEWER TAX REVENUE, AGM
                  INSURED)                                                               5.25      02/01/2014            2,723,321
        460,000   JEFFERSON COUNTY AL SERIES B8 (SEWER TAX REVENUE, AGM
                  INSURED)                                                               5.25      02/01/2015              434,948
        475,000   JEFFERSON COUNTY AL SERIES C10 (SEWER TAX REVENUE,
                  AGM INSURED)+/-SS.(A)(M)(N)                                            0.39      02/01/2042              218,500
        350,000   JEFFERSON COUNTY AL SERIES C2 (SEWER TAX REVENUE,
                  FGIC INSURED)+/-SS.(A)(M)(N)                                           0.71      02/01/2042              161,000
        800,000   JEFFERSON COUNTY AL SERIES C4 (SEWER TAX REVENUE,
                  FGIC INSURED)+/-SS.(A)(M)(N)                                           0.71      02/01/2042              368,000
      1,875,000   JEFFERSON COUNTY AL SERIES C5 (SEWER TAX REVENUE,
                  XLCA INSURED)+/-SS.(A)(M)(N)                                           0.77      02/01/2040              862,500
        325,000   JEFFERSON COUNTY AL SERIES C7 (SEWER TAX REVENUE,
                  FGIC INSURED)+/-SS.(A)(M)(N)                                           0.71      02/01/2042              149,500
        600,000   JEFFERSON COUNTY AL SERIES C8 (SEWER TAX REVENUE,
                  FGIC INSURED)+/-SS.(A)(M)(N)                                           0.71      02/01/2042              276,000
        300,000   JEFFERSON COUNTY AL SERIES C9 (SEWER TAX REVENUE, AGM
                  INSURED)+/-SS.(A)(M)(N)                                                0.38      02/01/2042              138,000
        275,000   JEFFERSON COUNTY AL SEWER REVIVAL PROJECT SERIES C-3
                  (WATER & SEWER TAX REVENUE, FGIC INSURED)+/-SS.(A)(M)(N)               0.71      02/01/2042              126,500
        500,000   JEFFERSON COUNTY AL SUBSERIES B1B (SEWER TAX REVENUE,
                  FGIC INSURED)+/-SS.(A)(M)(N)                                           0.78      02/01/2042              230,000
      2,975,000   JEFFERSON COUNTY AL SUBSERIES B1C (SEWER TAX REVENUE,
                  FGIC INSURED)+/-SS.(A)(M)(N)                                           0.77      02/01/2042            1,368,500
                                                                                                                        16,770,291
                                                                                                                ------------------
ALASKA: 0.72%
     12,900,000   ALASKA ENERGY AUTHORITY UTILITIES (POWER REVENUE, FSA
                  INSURED)                                                               6.60      07/01/2015           14,666,139
      3,000,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY LAKE
                  DOROTHY HYDRO-ELECTRIC PROJECT (IDR, AMBAC INSURED)                    5.25      12/01/2021            3,004,500
        985,000   ANCHORAGE AK ELECTRIC UTILITIES SENIOR LIEN (POWER
                  REVENUE, NATL-RE INSURED)                                              8.00      12/01/2010              997,037
                                                                                                                        18,667,676
                                                                                                                ------------------
ARIZONA: 3.38%
     66,495,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH
                  SERIES B (HCFR)+/-SS.                                                  1.17      01/01/2037           43,934,576
      5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                  CHILDREN'S HOSPITAL SERIES A (HCFR)+/-SS.                              1.27      02/01/2042            4,571,250
      4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                  CHILDREN'S HOSPITAL SERIES B (HCFR)+/-SS.                              1.12      02/01/2042            3,722,209
      1,100,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING
                  STATE SCHOOL TRUST (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               4.00      07/01/2015            1,174,998
      3,400,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING
                  STATE SCHOOL TRUST (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00      07/01/2016            3,790,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ARIZONA (continued)
$     1,000,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING
                  STATE SCHOOL TRUST (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00%     07/01/2017   $        1,114,920
      1,690,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING
                  STATE SCHOOL TRUST (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00      07/01/2018            1,874,666
      7,000,000   ARIZONA SPORTS & TOURISM AUTHORITY (MISCELLANEOUS
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.00      07/01/2036            7,000,000
      3,275,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE
                  STADIUM FACILITY PROJECT A (INCOME TAX REVENUE,
                  NATL-RE INSURED)                                                       5.00      07/01/2019            3,581,376
      2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B
                  (LEASE REVENUE)                                                        5.13      07/01/2028            2,884,919
        800,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                  (EDUCATIONAL FACILITIES REVENUE)                                       5.60      12/01/2016              791,648
      2,000,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT
                  (LEASE REVENUE)                                                        7.00      01/01/2038            1,959,220
        100,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT
                  (WATER & SEWER TAX REVENUE)                                            5.45      12/01/2017               98,249
      4,750,000   PIMA COUNTY AZ IDA LEGACY TRADITIONAL SCHOOL PROJECT
                  (EDUCATION REVENUE)                                                    8.50      07/01/2039            5,154,605
      1,375,000   TUCSON AZ AIRPORT AUTHORITY INCORPORATED (AIRPORT
                  REVENUE, NATL-RE INSURED)                                              5.00      12/01/2017            1,464,293
      2,000,000   UNIVERSITY MEDICAL CENTER CORPORATION ARIZONA
                  HOSPITAL (HOSPITAL REVENUE)                                            6.50      07/01/2039            2,179,300
      1,875,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1
                  (PROPERTY TAX REVENUE)                                                 6.00      07/15/2013            1,943,381
                                                                                                                        87,240,542
                                                                                                                ------------------
CALIFORNIA: 11.28%
      2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION
                  CA STUDENT LOAN PROGRAM SERIES D2 (STUDENT LOAN
                  REVENUE, GUARANTEED STUDENT LOANS)                                     7.85      07/01/2025            2,334,550
      8,445,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                  APPRECIATION SUB LIEN SERIES A (TRANSPORTATION
                  REVENUE, AMBAC INSURED)##                                              5.39      10/01/2018            5,513,234
      1,605,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                  APPRECIATION SUB LIEN SERIES A (TRANSPORTATION
                  REVENUE, AMBAC INSURED)##                                              5.66      10/01/2020              917,643
      7,500,000   ALHAMBRA CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, ASSURED GUARANTY LOC)##                                         5.96      08/01/2031            2,206,050
      1,175,000   ALISAL CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, ASSURED GUARANTY LOC)##                                         5.96      08/01/2030              366,530
      1,305,000   BASS LAKE CA UNIFIED ELEMENTARY SCHOOL DISTRICT
                  CAPITAL APPRECIATION (GO LOCAL, AGM LOC)##                             6.21      08/01/2037              252,844
      1,900,000   BASS LAKE CA UNIFIED ELEMENTARY SCHOOL DISTRICT
                  CAPITAL APPRECIATION (GO LOCAL, AGM LOC)##                             6.25      08/01/2038              342,570
      2,005,000   BASS LAKE CA UNIFIED ELEMENTARY SCHOOL DISTRICT
                  CAPITAL APPRECIATION (GO LOCAL, AGM LOC)##                             6.26      08/01/2039              338,985
     21,690,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  SERIES 2007 (EDUCATION REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.60      04/01/2039           21,690,000
     10,000,000   CALIFORNIA CDA KAISER PERMANENTE SERIES B (HOSPITAL
                  REVENUE BHAC LOC)+/-SS.                                                1.14      04/01/2036            6,439,700
     10,025,000   CALIFORNIA HFFA PROVIDENCE HEALTH SERVICES SERIES C
                  (HOSPITAL REVENUE)(H)                                                  5.00      10/01/2016           11,629,458
        660,000   CALIFORNIA HFA MFHR SERIES B (HOUSING REVENUE, AMBAC
                  & FHA INSURED)                                                         6.05      08/01/2016              661,148
      3,365,000   CALIFORNIA HFFA CALIFORNIA PRESBYTERIAN HOMES
                  (HCFR)+/-SS.                                                           1.60      07/01/2034            3,365,000
      4,425,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A
                  (UTILITIES REVENUE)                                                    5.75      02/01/2039            4,613,682
      2,100,000   CALIFORNIA PCFA REPUBLIC SERVICES INCORPORATED
                  PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                     5.25      06/01/2023            2,177,889
      1,230,000   CALIFORNIA STATE (GO STATE)                                            5.30      03/01/2029            1,313,000
      2,500,000   CALIFORNIA STATE (GO STATE)                                            5.25      03/01/2030            2,650,450
      2,000,000   CALIFORNIA STATE (GO STATE)                                            5.00      06/01/2032            2,031,600
      5,000,000   CALIFORNIA STATE (GO STATE)                                            6.00      03/01/2033            5,694,000
      3,850,000   CALIFORNIA STATE (GO STATE)                                            5.60      03/01/2036            4,109,914
      5,000,000   CALIFORNIA STATE (GO STATE)                                            5.50      03/01/2040            5,281,900
      1,000,000   CALIFORNIA STATEWIDE CDA ASPIRE PUBLIC SCHOOLS
                  (EDUCATION REVENUE)                                                    5.00      07/01/2020            1,045,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY CATHOLIC HEALTH CARE WEST SERIES D (HCFR)                    5.50%     07/01/2031   $        2,098,580
      1,950,000   CALIFORNIA STATEWIDE CDA COP SAVRS TAX EXEMPT
                  CONVERSION 02/10/05 (MISCELLANEOUS REVENUE, ACA
                  INSURED)+/-SS.                                                         0.77      05/15/2029            1,857,620
     10,000,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH
                  SERIES A (MISCELLANEOUS REVENUE, BANK OF NEW YORK
                  LOC)+/-SS.                                                             2.40      06/01/2039           10,000,000
      1,000,000   COLTON CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, AGM LOC)##                                                      5.96      08/01/2031              294,140
      1,000,000   COLTON CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, AGM LOC)##                                                      6.00      08/01/2032              275,020
      1,000,000   COLTON CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, AGM LOC)##                                                      6.03      08/01/2033              257,520
     15,000,000   COLTON CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, AGM LOC)##                                                      6.08      08/01/2037            3,006,300
     35,000,000   COLTON CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL, AGM LOC)##                                                      6.12      08/01/2042            5,135,550
      2,920,000   CORONA-NORCA USD CAPITAL APPRECIATION ELECTION 2006
                  SERIES C (PROPERTY TAX REVENUE, AGM INSURED)SS.##                      0.88      08/01/2039            2,256,576
      1,225,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY
                  REDEVELOPMENT PROJECT # 2 (MISCELLANEOUS TAX REVENUE)                  4.45      10/01/2011            1,226,323
        500,000   ELK GROVE CA USD SPECIAL TAX REFUNDING COMMUNITY
                  FACILITIES DISTRICT PROJECT (GO LOCAL, AMBAC INSURED)                  6.50      12/01/2024              566,445
      5,340,000   ESCONDIDO CA USD CAPITAL APPRECIATION SERIES A (GO
                  LOCAL, AGM LOC)##                                                      5.68      08/01/2029            1,859,388
      2,570,000   EVERGREEN CA UNIFIED ELEMENTARY SCHOOL DISTRICT
                  CAPITAL APPRECIATION (GO LOCAL, ASSURED GUARANTY
                  LOC)##                                                                 5.18      08/01/2025            1,201,706
      6,635,000   EVERGREEN CA UNIFIED ELEMENTARY SCHOOL DISTRICT
                  CAPITAL APPRECIATION (GO LOCAL, ASSURED GUARANTY
                  LOC)##                                                                 5.24      08/01/2026            2,920,329
      6,130,000   EVERGREEN CA UNIFIED ELEMENTARY SCHOOL DISTRICT
                  CAPITAL APPRECIATION (GO LOCAL, ASSURED GUARANTY
                  LOC)##                                                                 5.36      08/01/2027            2,511,829
      9,800,000   GILROY CA USD CAPITAL APPRECIATION SERIES A (GO
                  LOCAL, ASSURED GUARANTY LOC)##                                         5.99      08/01/2032            2,700,978
      1,265,000   HAWTHORNE CA SCHOOL DISTRICT CAPITAL APPRECIATION
                  SERIES C (GO LOCAL, NATL-RE LOC)##                                     6.16      11/01/2025              506,658
      1,265,000   LITTLE LAKE CA CITY SCHOOL DISTRICT CAPITAL
                  APPRECIATION SERIES D (GO LOCAL)##                                     5.53      07/01/2027              506,405
      1,470,000   LITTLE LAKE CA CITY SCHOOL DISTRICT CAPITAL
                  APPRECIATION SERIES D (GO LOCAL)##                                     5.75      07/01/2029              507,723
        400,000   LOS ANGELES CA HARBOR DEPARTMENT (AIRPORT & MARINA
                  REVENUE, NATL-RE INSURED)                                              5.00      08/01/2018              434,952
      7,000,000   M-S-R ENERGY AUTHORITY CA SERIES B (ENERGY REVENUE)                    6.50      11/01/2039            8,111,390
        725,000   MADERA COUNTY CA COP VALLEY CHILDREN'S HOSPITAL
                  (HCFR, NATL-RE INSURED)                                                6.50      03/15/2015              782,964
      2,000,000   MORONGO BAND OF MISSION INDIANS ENTERPRISE CASINO
                  SERIES B (CASINO REVENUE)                                              6.50      03/01/2028            1,912,660
     41,660,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-SS.                1.08      07/01/2027           29,142,836
     13,560,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.96      07/01/2017           11,601,258
     13,265,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.99      07/01/2019           10,484,921
     30,000,000   NORWALK-LA MIRADA CA USD CAPITAL APPRECIATION
                  ELECTION 2002 SERIES E (PROPERTY TAX REVENUE, ASSURED
                  GUARANTEE)##                                                           6.09      08/01/2038            5,647,800
      6,250,000   OAK GROVE CA SCHOOL DISTRICT CAPITAL APPRECIATION
                  SERIES A (GO LOCAL)##                                                  5.47      08/01/2027            2,515,250
      6,650,000   OAK GROVE CA SCHOOL DISTRICT CAPITAL APPRECIATION
                  SERIES A (GO LOCAL)##                                                  5.68      08/01/2029            2,315,530
      5,000,000   OAKLAND CA UNIVERSITY SCHOOL DISTRICT ALAMEDA COUNTY
                  ELECTION OF 2006 SERIES A (GO LOCAL)                                   6.13      08/01/2029            5,442,100
      1,000,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
                  (PROPERTY TAX REVENUE)                                                 6.50      08/01/2024            1,145,590
      2,000,000   ONTARIO MONTCLAIR CA SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, ASSURED GUARANTY LOC)##                                       5.59      08/01/2030              668,700
      1,500,000   ONTARIO MONTCLAIR CA SCHOOL DISTRICT CAPITAL
                  APPRECIATION (GO LOCAL, ASSURED GUARANTY LOC)##                        5.41      08/01/2028              577,875
      9,325,000   PALO ALTO CA USD CAPITAL APPRECIATION (GO LOCAL)##                     5.36      08/01/2031            3,091,238
        360,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER
                  REVENUE)                                                               5.75      12/01/2012              376,520
      1,190,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL
                  COMMUNITY PROJECT (TAX ALLOCATION REVENUE, AMBAC
                  INSURED)                                                               5.50      05/01/2014            1,209,195
      3,995,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC
                  CENTER PROJECT SERIES A (LEASE REVENUE, ASSURED
                  GUARANTY LOC)                                                          5.88      08/01/2037            4,339,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$     5,420,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT
                  POTRERO SERIES A (LEASE REVENUE)                                       6.25%     07/01/2024   $        6,094,519
     20,600,000   ROWLAND CA USD CAPITAL APPRECIATION SERIES B (GO
                  LOCAL)##                                                               6.09      08/01/2039            3,652,380
     10,000,000   SACRAMENTO CA HOUSING AUTHORITY MFHR NORTHPOINTE
                  PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-SS.                         5.00      06/01/2037           10,059,200
      2,350,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES A (GO
                  LOCAL)##                                                               5.36      07/01/2027              967,213
      2,800,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES A (GO
                  LOCAL)##                                                               5.45      07/01/2028            1,076,068
      1,830,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES A (GO
                  LOCAL)##                                                               5.56      07/01/2029              653,164
      3,085,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES A (GO
                  LOCAL)##                                                               5.65      07/01/2030            1,026,349
      2,750,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.65      07/01/2030              914,898
      2,000,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.71      07/01/2031              621,740
      1,500,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.75      07/01/2032              437,070
      1,000,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.79      07/01/2033              272,890
      2,000,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.82      07/01/2034              511,940
      1,500,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.83      07/01/2035              361,680
     14,395,000   SAN DIEGO CA USD CAPITAL APPRECIATION SERIES C (GO
                  LOCAL)##                                                               5.84      07/01/2036            3,268,961
      4,440,000   SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT
                  SERIES 34E (AIRPORT REVENUE, AGM INSURED)                              5.75      05/01/2024            4,907,221
      4,500,000   SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT
                  SERIES A (AIRPORT REVENUE)                                             4.90      05/01/2029            4,699,080
      1,000,000   SAN JOSE CA MFHR LENZEN HOUSING SERIES B (MFHR, GNMA
                  INSURED)                                                               5.45      02/20/2043            1,012,710
      2,905,000   SAN RAFAEL CA CITY HIGH SCHOOL DISTRICT CAPITAL
                  APPRECIATION SERIES B (GO LOCAL, GNMA & FHA
                  INSURED))##                                                            5.18      08/01/2025            1,358,349
        300,000   SANTA ANA CA FINANCE AUTHORITY LEASE POLICE
                  ADMINISTRATION & HOLDING FACILITIES PROJECT SERIES A
                  (LEASE REVENUE, NATL-RE INSURED)                                       6.25      07/01/2015              345,555
      2,285,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002
                  ELECTION SERIES E (PROPERTY TAX REVENUE)##                             4.64      08/01/2023            1,265,479
      2,265,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002
                  ELECTION SERIES E (PROPERTY TAX REVENUE)##                             4.74      08/01/2024            1,182,987
      2,165,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002
                  ELECTION SERIES E (PROPERTY TAX REVENUE)##                             4.85      08/01/2025            1,061,846
      1,525,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002
                  ELECTION SERIES E (PROPERTY TAX REVENUE)##                             4.92      08/01/2026              705,206
        205,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
                  (MISCELLANEOUS REVENUE)++                                              4.50      03/01/2011              205,068
        925,000   SOUTH PASADENA CA USD CAPITAL APPRECIATION (GO
                  LOCAL)##                                                               5.38      08/01/2029              339,669
        640,000   SOUTH PASADENA CA USD CAPITAL APPRECIATION SERIES C
                  (PROPERTY TAX REVENUE, NATL-RE & FGIC INSURED)##                       4.51      11/01/2021              389,715
      4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA
                  SERIES IV D1 (HEFAR, GUARANTEED STUDENT LOANS)                         5.88      01/01/2018            4,380,985
      1,085,000   SYLVAN CA USD CAPITAL APPRECIATION (GO LOCAL, AGM
                  INSURED)##                                                             6.21      08/01/2037              210,219
      1,610,000   UNION ELEMENTARY SCHOOL DISTRICT CA CAPITAL
                  APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  FGIC INSURED)##                                                        4.54      09/01/2022              941,415
      2,800,000   UNION ELEMENTARY SCHOOL DISTRICT CA CAPITAL
                  APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  FGIC INSURED)##                                                        4.97      09/01/2024            1,411,872
     25,650,000   UNIVERSITY OF CALIFORNIA REGENTS MEDICAL CENTER
                  SERIES C2 (HOSPITAL REVENUE)+/-SS.                                     1.04      05/15/2047           13,629,641
     20,000,000   WEST CONTRA COSTA CA USD CAPITAL APPRECIATION SERIES
                  D-2 (GO LOCAL, AGM INSURED)##                                          6.24      08/01/2036            4,088,600
     11,355,000   WEST CONTRA COSTA CA USD SERIES C-1 (GO LOCAL,
                  ASSURED GUARANTY LOC)##                                                5.71      08/01/2028            4,159,904
                                                                                                                       290,678,887
                                                                                                                ------------------
COLORADO: 2.13%
       3,800,000  AURORA CO HOUSING AUTHORITY MFHR 6TH AVENUE PROJECT
                  SERIES A (HOUSING REVENUE, U.S. BANCORP LOC)                           5.70      12/01/2018            3,810,830
       2,200,000  COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT
                  (LEASE REVENUE)                                                        7.13      12/01/2033            2,564,012
       3,385,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (EDUCATION
                  REVENUE)++                                                             6.13      12/15/2035            3,118,465
       1,420,000  COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP
                  (LEASE REVENUE)                                                        5.75      07/01/2019            1,406,411

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$       500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY SERIES
                  A (LEASE REVENUE)                                                      7.25%     10/01/2039   $          514,795
        410,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT
                  (MISCELLANEOUS REVENUE)                                                5.50      10/01/2017              424,190
      2,165,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
                  (MISCELLANEOUS REVENUE)++                                              5.75      12/01/2037            1,828,581
      4,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  INITIATIVES SERIES D (HOSPITAL REVENUE)                                6.25      10/01/2033            4,541,680
        565,000   COLORADO HFA SERIES A2 (SFHR, NATL-RE INSURED)                         6.50      08/01/2031              600,166
        140,000   COLORADO HFA SERIES B2 (SFHR)                                          7.10      04/01/2017              145,027
        575,000   COLORADO HFA SERIES B3 (SFHR, AGM INSURED)                             6.70      08/01/2017              613,554
        270,000   COLORADO HFA SFHR SERIES D-2 (HOUSING REVENUE)                         6.90      04/01/2029              292,267
      3,655,000   DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE
                  SERIES A (HOSPITAL REVENUE)                                            5.00      12/01/2017            3,784,131
      3,730,000   DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE
                  SERIES A (HOSPITAL REVENUE)                                            5.00      12/01/2020            3,771,179
      4,365,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL
                  APPRECIATION SENIOR LIEN SERIES B (TRANSPORTATION
                  REVENUE, NATL-RE INSURED)##                                            4.38      09/01/2016            3,373,621
      2,290,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                  TERMINAL IMPROVEMENT PROJECT SERIES A (AIRPORT
                  REVENUE)                                                               5.15      05/01/2017            2,213,835
        405,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                  TERMINAL IMPROVEMENT PROJECT SERIES B (AIRPORT
                  REVENUE)                                                               5.05      05/01/2015              395,458
        390,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                  TERMINAL IMPROVEMENT PROJECT SERIES B (AIRPORT
                  REVENUE)                                                               5.25      05/01/2020              375,012
     15,700,000   FITZSIMONS CO REDEVELOPMENT AUTHORITY RB UNIVERSITY
                  PHYSICIANS INCORPORATED PROJECT (EDUCATION REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       3.00      01/01/2025           15,700,000
      2,250,000   LARIMER COUNTY CO SCHOOL DISTRICT # 1 (GO LOCAL,
                  NATL-RE INSURED)                                                       7.00      12/15/2016            2,778,750
      2,500,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES
                  REVENUE)                                                               5.75      11/15/2018            2,694,500
                                                                                                                        54,946,464
                                                                                                                ------------------
CONNECTICUT: 0.71%
      1,000,000   CONNECTICUT DEVELOPMENT AUTHORITY WATER FACILITIES
                  (WATER & SEWER TAX REVENUE, AMBAC INSURED)                             6.15      04/01/2035            1,003,420
        900,000   CONNECTICUT HEFA EASTERN CONNECTICUT HEALTH NETWORK
                  SERIES A (PRE-REFUNDED REVENUE)                                        6.38      07/01/2016              910,359
      1,000,000   CONNECTICUT HEFA UNIVERSITY OF HARTFORD SERIES G
                  (EDUCATION REVENUE)                                                    5.25      07/01/2026            1,024,840
      2,000,000   CONNECTICUT HFA SPECIAL NEEDS HOUSING SERIES 2
                  (HOUSING REVENUE, AMBAC INSURED)                                       5.25      06/15/2022            2,042,980
      1,390,000   CONNECTICUT HFA SPECIAL NEEDS HOUSING SERIES 7
                  (HOUSING REVENUE, AGM INSURED)                                         5.00      06/15/2019            1,604,922
      6,790,000   EASTERN CONNECTICUT RESOURCE RECOVERY AUTHORITY SOLID
                  WASTE WHEELABRATOR LISBON INCORPORATED PROJECT SERIES
                  A (IDR)                                                                5.50      01/01/2014            6,811,932
      5,000,000   EASTERN CONNECTICUT RESOURCE RECOVERY AUTHORITY SOLID
                  WASTE WHEELABRATOR LISBON INCORPORATED PROJECT SERIES
                  A (IDR)                                                                5.50      01/01/2015            5,007,900
          5,000   NEW HAVEN CT ETM SERIES C (PRE-REFUNDED REVENUE,
                  NATL-RE INSURED)                                                       5.00      11/01/2019                5,482
                                                                                                                        18,411,835
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 0.40%
        665,000   DISTRICT OF COLUMBIA HFA SFHR SERIES B (HOUSING
                  REVENUE, FNMA & GNMA INSURED)                                          5.85      12/01/2018              696,455
      2,000,000   DISTRICT OF COLUMBIA WATER & SEWER AUTHORITY PUBLIC
                  UTILITIES SERIES A (WATER & SEWER TAX REVENUE)                         6.00      10/01/2035            2,299,680
        205,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                  CORPORATION ASSET-BACKED BONDS (TOBACCO SETTLEMENT
                  FUNDED REVENUE)                                                        5.70      05/15/2012              210,189
      6,680,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SYSTEMS
                  SERIES A (AIRPORT REVENUE, NATL-RE & FGIC INSURED)                     5.75      10/01/2018            7,217,406
                                                                                                                        10,423,730
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA: 5.33%
$     4,000,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY SHANDS
                  TEACHING HOSPITAL SERIES A (HOSPITAL REVENUE, NATL-RE
                  INSURED)                                                               6.25%     12/01/2016   $        4,622,200
      2,200,000   BROWARD COUNTY FL PROFESSIONAL SPORTS FACILITIES
                  PROJECT SERIES A (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00      09/01/2021            2,309,780
      2,265,000   CAPE CORAL FL BOND ANTICIPATION NOTES (UTILTIES
                  REVENUE)                                                               6.00      10/01/2011            2,334,354
      2,245,000   CHAMPIONSGATE FL COMMUNITY DEVELOPMENT DISTRICT
                  CAPITAL IMPROVEMENT SERIES A (TAX REVENUE)                             6.25      05/01/2020            2,061,135
      1,000,000   COLLIER COUNTY FL SCHOOL BOARD REFUNDING COP (LEASE
                  REVENUE, AGM INSURED)                                                  5.25      02/15/2021            1,147,640
      3,275,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL
                  SERIES B (MISCELLANEOUS REVENUE)                                       5.13      05/01/2016            1,245,483
      5,000,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY
                  ASCENSION HEALTH SERIES C (HOSPITAL REVENUE)                           5.75      11/15/2032            5,198,400
      4,185,000   FLORIDA PORT FINANCE COMMISSION TRANSPORTATION
                  INTERMODAL PROGRAM (TRANSPORTATION REVENUE, FGIC
                  INSURED)                                                               5.75      10/01/2014            4,218,145
        205,000   GULF BREEZE FL REVENUE MIAMI BEACH LOCAL GOVERNMENT
                  SERIES B (MISCELLANEOUS REVENUE, FGIC INSURED)+/-SS.                   4.75      12/01/2015              210,949
        595,000   HERITAGE HARBOR FL COMMUNITY DEVELOPMENT DISTRICT
                  (HOUSING REVENUE)                                                      7.75      05/01/2023              478,892
      2,150,000   HERITAGE ISLES FL COMMUNITY DEVELOPMENT DISTRICT
                  (HOUSING REVENUE)                                                      7.10      10/01/2023              864,064
         75,000   HILLSBOROUGH COUNTY FL PORT DISTRICT TAMPA PORT
                  AUTHORITY PROJECT SERIES A PREREFUNDED (AIRPORT
                  REVENUE, NATL-RE INSURED)                                              5.75      06/01/2018               79,843
      2,750,000   HOLLYWOOD FL COMMUNITY REDEVELOPMENT AGENCY
                  (MISCELLANEOUS REVENUE)                                                5.13      03/01/2014            2,858,515
        480,000   INDIAN TRACE FL COMMUNITY DEVELOPMENT DISTRICT SERIES
                  B (IDR)                                                                8.25      05/01/2011              483,010
      2,800,000   INDIGO FL COMMUNITY DEVELOPMENT DISTRICT SERIES C
                  (IDR)                                                                  7.00      05/01/2030            2,800,476
     10,000,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION ID
                  METROPOLITAN PARKING SOLUTIONS PROJECT
                  (TRANSPORTATION REVENUE, ACA INSURED)                                  5.75      10/01/2024           10,346,200
      5,000,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION ID
                  METROPOLITAN PARKING SOLUTIONS PROJECT
                  (TRANSPORTATION REVENUE, ACA INSURED)                                  5.88      06/01/2025            5,210,750
      3,565,000   JACKSONVILLE FL HCFR JACKSONVILLE MEDICAL CENTER
                  SERIES A (HOSPITAL REVENUE)                                            7.00      10/01/2029            3,570,348
      5,000,000   JACKSONVILLE FL PORT AUTHORITY (PORT AUTHORITY
                  REVENUE, ASSURED GUARANTY LOC)                                         6.00      11/01/2038            5,144,500
      1,406,585   LAKESIDE PLANTATION FL COMMUNITY DEVELOPMENT DISTRICT
                  SERIES A                                                               6.95      05/01/2031            1,406,627
        350,000   LEE COUNTY FL IDA SERIES A (IDR)                                       6.25      10/01/2017              321,591
      5,575,000   LEE COUNTY FL IDA SERIES A (IDR)                                       6.38      10/01/2025            4,857,442
      2,755,000   MARSHALL CREEK FL COMMUNITY DEVELOPMENT DISTRICT                       6.63      05/01/2032            2,455,972
      1,810,000   MARSHALL CREEK FL COMMUNITY DEVELOPMENT DISTRICT
                  SERIES A                                                               7.65      05/01/2032            1,813,385
      3,575,000   MIAMI-DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT
                  (IDR, AMBAC INSURED)                                                   6.00      10/15/2025            3,361,537
      5,000,000   MIAMI-DADE COUNTY FL IDR SERIES C (MISCELLANEOUS
                  REVENUE)+/-SS.                                                         3.20      07/01/2032            5,000,000
      1,200,000   MIAMI-DADE COUNTY FL EDUCATIONAL FACILITIES
                  UNIVERSITY OF MIAMI SERIES A (EDUCATION REVENUE)                       5.75      04/01/2028            1,289,928
      5,000,000   MIAMI-DADE COUNTY FL WATER & SEWER SERIES C (WATER &
                  SEWER TAX REVENUE)                                                     5.50      10/01/2025            5,633,250
      1,217,000   NORTH SPRINGS FL IMPROVEMENT DISTRICT SERIES B
                  (SPECIAL TAX REVENUE, NATL-RE INSURED)                                 7.00      05/01/2019            1,218,034
      1,335,000   NORTH SPRINGS FL WATER & SEWER SERIES B (WATER &
                  SEWER TAX REVENUE, NATL-RE INSURED)                                    6.50      10/01/2016            1,335,214
      2,310,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO
                  REGIONAL HEALTH CARE SYSTEMS SERIES C (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                              6.25      10/01/2016            2,657,332
        610,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY SERIES C
                  (PRE-REFUNDED REVENUE, NATL-RE INSURED)                                6.25      10/01/2016              741,284
      2,960,000   ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY
                  JUNIOR LIEN (TRANSPORTATION REVENUE, FGIC INSURED)                     8.25      07/01/2015            3,760,858
      3,210,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS
                  PROJECTS PUTABLE (HOUSING REVENUE, FNMA INSURED)                       5.05      08/01/2033            3,438,488
      3,000,000   PALM BEACH COUNTY FL CRIMINAL JUSTICE FACILITIES
                  (MISCELLANEOUS REVENUE, FGIC INSURED)                                  7.20      06/01/2015            3,727,170
        905,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY JOHN
                  F. KENNEDY MEMORIAL HOSPITAL INCORPORATED PROJECT
                  SERIES C (PRE-REFUNDED REVENUE)                                        9.50      08/01/2013            1,029,247

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$     2,000,000   PALM BEACH COUNTY FL PUBLIC IMPROVEMENT SERIES 2
                  (MISCELLANEOUS REVENUE)                                                5.38%     11/01/2028   $        2,245,580
      2,860,000   POINCIANA FL COMMUNITY DEVELOPMENT DISTRICT SERIES A
                  (MISCELLANEOUS REVENUE)                                                7.13      05/01/2031            2,860,744
      5,000,000   PORTICO FL COMMUNITY DEVELOPMENT DISTRICT
                  (MISCELLANEOUS REVENUE)                                                5.45      05/01/2037            2,416,700
      4,750,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY PCR SEMINOLE
                  PROJECT SERIES A (UTILITIES REVENUE, AMBAC
                  INSURED)+/-SS.                                                         5.35      03/15/2042            5,266,468
      5,000,000   SEMINOLE TRIBE FL SPECIAL OBLIGATION SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.75      10/01/2022            5,020,250
      7,605,000   STONEYBROOK FL COMMUNITY DEVELOPMENT DISTRICT
                  (HOUSING REVENUE)                                                      7.00      10/01/2022            3,073,028
      1,000,000   SAINTT JOHN'S COUNTY FL IDA HEALTH CARE GLENMOOR
                  PROJECT SERIES B (CONTINUING CARE RETIREMENT
                  COMMUNITY REVENUE)+/-SS.                                               4.75      01/01/2041            1,021,940
      5,500,000   SAINT PETERSBURG FL HEALTH FACILITIES AUTHORITY ALL
                  CHILDREN'S PROJECT SERIES A (HOSPITAL REVENUE)                         6.50      11/15/2039            6,196,960
      3,965,000   SUNRISE FL CAP APPRECIATION SERIES B (TAX REVENUE,
                  NATL-RE INSURED)##                                                     3.36      10/01/2016            3,241,427
      2,020,000   VIERA EAST FL COMMUNITY DEVELOPMENT DISTRICT WATER
                  MANAGEMENT PROJECT (WATER & SEWER TAX REVENUE,
                  NATL-RE INSURED)                                                       5.75      05/01/2020            2,138,433
      2,140,000   VIERA EAST FL COMMUNITY DEVELOPMENT DISTRICT WATER
                  MANAGEMENT PROJECT (WATER & SEWER TAX REVENUE,
                  NATL-RE INSURED)                                                       5.75      05/01/2021            2,263,371
      2,265,000   VIERA EAST FL COMMUNITY DEVELOPMENT DISTRICT WATER
                  MANAGEMENT PROJECT (WATER & SEWER TAX REVENUE,
                  NATL-RE INSURED)                                                       5.75      05/01/2022            2,374,286
                                                                                                                       137,351,230
                                                                                                                ------------------
GEORGIA: 1.98%
      1,315,000   ATHENS GA HOUSING AUTHORITY STUDENT HOUSING LEASE
                  UNIVERSITY OF GEORGIA EAST CAMPUS (EDUCATION REVENUE,
                  AMBAC INSURED)                                                         5.25      12/01/2020            1,440,767
      2,640,000   ATLANTA GA DEVELOPMENT AUTHORITY TUFF ADVANCED
                  TECHNOLOGY DEVELOPMENT CENTER PROJECT SERIES A
                  (EDUCATION REVENUE)                                                    5.63      07/01/2018            2,750,431
        510,000   BRUNSWICK & GLYNN COUNTY GA MEMORIAL HOSPITAL
                  AUTHORITY 2005 ANTICIPATION CERTIFICATES SOUTHEAST
                  GEORGIA HEALTH SYSTEMS INCORPORATED PROJECT (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                              6.00      08/01/2016              510,995
         55,000   CARTERSVILLE GA (GO LOCAL)                                             6.70      01/01/2012               57,290
      1,120,000   CARTERSVILLE GA DEVELOPMENT AUTHORITY WATER &
                  WASTEWATER FACILITIES (IDR)                                            7.40      11/01/2010            1,125,264
      1,000,000   CHATHAM COUNTY GA HOSPITAL AUTHORITY MEMORIAL HEALTH
                  MEDICAL CENTER SERIES A (HOSPITAL REVENUE)                             6.13      01/01/2024            1,012,870
        655,000   COBB & MARIETTA GA COLISEUM & EXHIBIT HALL AUTHORITY
                  (PUBLIC FACILITIES REVENUE, NATL-RE INSURED)                           5.50      10/01/2012              675,836
        465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY ANTICIPATION
                  CERTIFICATES GEORGIA BAPTIST HEALTH CARE SYSTEM
                  PROJECT (HCFR)                                                         6.38      10/01/2028              599,134
      6,000,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY
                  SENIOR LIVING FACILITIES, LANIER VILLAGE ESTATES
                  SERIES C (CONTINUING CARE RETIREMENT COMMUNITY
                  REVENUE)                                                               7.25      11/15/2029            6,109,860
      5,450,000   GEORGIA HFA SFHR SERIES A-2 (HOUSING REVENUE, GO OF
                  AUTHORITY)                                                             5.45      12/01/2022            5,631,485
      2,085,000   GEORGIA HFA SFHR SERIES B-2 (HOUSING REVENUE, GO OF
                  AUTHORITY)                                                             5.35      12/01/2022            2,109,582
      2,175,000   GEORGIA MUNICIPAL ASSOCIATION COP CITY COURT ATLANTA
                  PROJECT (LEASE REVENUE, AMBAC INSURED)                                 5.50      12/01/2016            2,284,729
      2,220,000   GEORGIA MUNICIPAL ASSOCIATION COP CITY COURT ATLANTA
                  PROJECT (LEASE REVENUE, AMBAC INSURED)                                 5.50      12/01/2017            2,321,898
      2,500,000   GEORGIA MUNICIPAL ASSOCIATION COP CITY COURT ATLANTA
                  PROJECT (LEASE REVENUE, AMBAC INSURED)                                 5.50      12/01/2018            2,604,975
        450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  UNREFUNDED (UTILITIES REVENUE, NATL-RE INSURED)                        6.50      01/01/2017              530,271
      1,000,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER SERIES B
                  (UTLITIES REVENUE, NATL-RE INSURED)                                    6.25      01/01/2017            1,217,070
        400,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER SERIES EE
                  (UTLITIES REVENUE, AMBAC INSURED)                                      7.25      01/01/2024              549,188
          5,000   GEORGIA STATE SERIES B PREREFUNDED (MISCELLANEOUS
                  REVENUE)                                                               6.25      03/01/2011                5,125
        245,000   HENRY COUNTY GA SCHOOL DISTRICT SERIES A (GO LOCAL)                    6.45      08/01/2011              254,712
      1,750,000   MAIN SAINT NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES A (UTILITIES REVENUE)                                   5.00      03/15/2018            1,849,838

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
GEORGIA (continued)
$     4,675,000   MAIN SAINT NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES A (UTILITIES REVENUE)                                   5.00%     03/15/2022   $        4,968,543
      3,230,000   MAIN SAINT NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES A (UTILITIES REVENUE)                                   5.50      09/15/2022            3,439,272
      1,685,000   MAIN SAINT NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES B (UTILITIES REVENUE)                                   5.00      03/15/2016            1,800,591
      3,000,000   MAIN SAINT NATURAL GAS INCORPORATED OF GEORGIA GAS
                  PROJECT SERIES B (UTILITIES REVENUE)                                   5.00      03/15/2018            3,150,300
      3,870,000   RICHMOND COUNTY GA DEVELOPMENT AUTHORITY STUDENT
                  HOUSING FACILITIES AUGUSTA STATE UNIVERSITY PROJECT
                  SERIES A (HOUSING REVENUE)                                             5.38      02/01/2025            3,943,530
                                                                                                                        50,943,556
                                                                                                                ------------------
GUAM: 0.17%
      2,000,000   GUAM DEPARTMENT OF EDUCATION COP JOHN F KENNEDY HIGH
                  SCHOOL SERIES A (EDUCATION REVENUE)                                    6.63      12/01/2030            2,037,820
      2,000,000   GUAM DEPARTMENT OF EDUCATION COP JOHN F KENNEDY HIGH
                  SCHOOL SERIES A (EDUCATION REVENUE)                                    6.88      12/01/2040            2,042,560
        280,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC
                  SCHOOL FACILITIES PROJECT SERIES B (LEASE REVENUE,
                  ACA INSURED)                                                           4.50      10/01/2026              242,774
         60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED
                  SECURITIES SERIES A (SFMR, FHLMC INSURED)                              5.75      09/01/2031               67,984
                                                                                                                         4,391,138
                                                                                                                ------------------
HAWAII: 0.22%
      5,000,000   HAWAII DEPARTMENT OF BUDGET AND FINANCE SPECIAL
                  PURPOSE HAWAIIAN ELECTRIC COMPANY PROJECT (GO STATE)                   6.50      07/01/2039            5,555,900
         40,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT
                  CORPORATION SERIES A (SFMR, FNMA INSURED)                              5.75      07/01/2030               40,510
                                                                                                                         5,596,410
                                                                                                                ------------------
IDAHO: 0.89%
      6,300,000   BOISE-KUNA ID IRRIGATION DISTRICT ARROWROCK
                  HYDROELECTRIC PROJECT  (UTILITIES REVENUE)                             7.38      06/01/2040            7,264,530
      3,000,000   IDAHO HEALTH FACILITIES AUTHORITY TRINITY HEALTH
                  CREDIT GROUP SERIES B (HOSPITAL REVENUE)                               6.25      12/01/2033            3,377,400
      1,650,000   IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS
                  CHARTER SCHOOL INCORPORATED SERIES A (MISCELLANEOUS
                  REVENUE)                                                               6.50      12/01/2038            1,652,904
        500,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER
                  SCHOOL SERIES A (MISCELLANEOUS REVENUE)                                6.00      06/01/2038              507,000
      2,500,000   IDAHO HOUSING & FINANCE ASSOCIATION NORTH STAR
                  CHARTER SCHOOL PROJECT SERIES A (MISCELLANEOUS
                  REVENUE)                                                               9.50      07/01/2039            2,926,675
      1,500,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.13      07/01/2038            1,506,705
         55,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES C2 (SFMR)                   6.35      07/01/2015               55,107
        290,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E CLASS I
                  (SFMR)                                                                 3.60      07/01/2033              293,674
         90,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (SFMR,
                  FHA INSURED)                                                           6.15      01/01/2028               90,436
        325,000   IDAHO HOUSING & FINANCE ASSOCIATION SFHR SERIES B-2
                  (HOUSING REVENUE)                                                      6.00      07/01/2014              330,915
        470,000   IDAHO HOUSING & FINANCE ASSOCIATION SFHR SERIES D
                  (HOUSING REVENUE)                                                      6.30      07/01/2025              470,743
      4,000,000   UNIVERSITY OF IDAHO GENERAL SERIES 2011 (EDUCATION
                  REVENUE)+/-SS.                                                         5.25      04/01/2041            4,418,800
                                                                                                                        22,894,889
                                                                                                                ------------------
ILLINOIS: 5.29%
      2,740,000   AURORA IL SERIES B (TAX/ALLOCATION REVENUE)                            5.85      12/30/2013            2,795,649
      3,060,000   CHICAGO IL HFA CAPITAL APPRECIATION BOND SERIES A
                  (HOUSING REVENUE, NATL-RE INSURED)SS.                                  0.00      01/01/2021            3,323,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$       190,000   DUPAGE COUNTY IL SPECIAL SERVICE AREA # 31MONARCH
                  LANDING PROJECT (SPECIAL TAX REVENUE)                                  5.40%     03/01/2016   $          186,240
      2,390,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B
                  (EDUCATION REVENUE)+/-SS.                                              7.00      01/01/2019            2,419,851
        136,056   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE
                  COMMUNITY REHABILITATION SERIES A (HCFR)                               7.88      07/01/2020               98,312
      5,000,000   ILLINOIS FINANCE AUTHORITY ADVOCATE HEALTHCARE
                  NETWORK SERIES D (HOSPITAL REVENUE)                                    6.50      11/01/2038            5,700,400
        305,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                  REHABILITATION SERIES A (HCFR, GO OF PARTICIPANTS)                     5.35      07/01/2027              268,919
      5,000,000   ILLINOIS FINANCE AUTHORITY NORTHWESTERN MEMORIAL
                  HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)                           6.00      08/15/2039            5,593,950
      1,470,000   ILLINOIS FINANCE AUTHORITY REVENUE IL MEDICAL
                  DISTRICT COMMISSION PROJECT A (HCFR, CIFG INSURED)                     4.13      09/01/2018            1,506,838
      2,830,000   ILLINOIS HEALTH FACILITIES AUTHORITY EDWARD HOSPITAL
                  OBLIGATED GROUP A SERIES 2001-A (HOSPITAL REVENUE,
                  AGM LOC)                                                               5.50      02/15/2014            2,892,741
      1,730,000   ILLINOIS HEALTH FACILITIES AUTHORITY EDWARD HOSPITAL
                  OBLIGATED GROUP A SERIES 2001-A (HOSPITAL REVENUE,
                  AGM LOC)                                                               5.50      02/15/2015            1,765,898
      1,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY GNMA
                  COLLATERIZED SERIES A (HOUSING REVENUE, GNMA INSURED)                  5.05      12/20/2020            1,002,340
      2,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI HOUSING
                  SERIES A-1 (MFHR, GNMA INSURED)                                        5.75      12/20/2032            2,022,700
      3,100,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY CAPITAL
                  DEVELOPMENT (HOUSING REVENUE, AGGM INSURED)                            4.60      09/01/2025            3,130,659
      6,520,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI HOUSING
                  (HOUSING REVENUE, GNMA INSURED)                                        5.80      12/20/2041            6,587,091
      9,595,000   ILLINOIS SPORTS FACILITIES AUTHORITY (IDR, AMBAC
                  INSURED) ##                                                            4.63      06/15/2021            5,869,933
      4,900,000   ILLINOIS STATE (GO STATE, AMBAC INSURED)                               5.00      11/01/2025            5,056,751
      7,475,000   ILLINOIS STATE (GO STATE, AMBAC INSURED)                               5.00      04/01/2027            7,696,410
      6,705,000   ILLINOIS STATE (GO STATE, AMBAC INSURED)                               5.00      04/01/2028            6,884,225
      5,000,000   ILLINOIS STATE SALES TAX REVENUE (TAX REVENUE,
                  NATL-RE & FGIC INSURED)                                                6.00      06/15/2026            6,118,100
      1,265,000   KANE & DE KALB COUNTY IL COMMUNITY UNIT SCHOOL
                  DISTRICT # 302 SCHOOL BUILDING (GO LOCAL, AGM
                  INSURED)##                                                             4.13      02/01/2025            1,468,931
      3,610,000   KANE & DE KALB COUNTY IL COMMUNITY UNIT SCHOOL
                  DISTRICT # 302 SCHOOL BUILDING (GO LOCAL, AGM
                  INSURED)##                                                             4.52      02/01/2026            4,167,528
     23,450,000   KANE, COOK & DU PAGE COUNTY IL COMMUNITY UNIT SCHOOL
                  DISTRICT # 46 SCHOOL BUILDING (GO LOCAL, AMBAC
                  INSURED)##                                                             4.62      01/01/2023           14,176,463
      5,000,000   KENDALL KANE & WILL COUNTY CAPITAL APPRECIATION BONDS
                  #308 (PROPERTY TAX REVENUE, AGM INSURED)##                             2.88      02/01/2026            2,511,700
     11,050,000   KENDALL KANE & WILL COUNTY CAPITAL APPRECIATION BONDS
                  #308 (PROPERTY TAX REVENUE, AGM INSURED)##                             5.72      02/01/2027            5,223,114
      1,745,000   LAKE COUNTY IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT
                  # 24 MILLBURN CAPITAL APPRECIATION BONDS (PROPERTY
                  TAX REVENUE, NATL-RE INSURED) ##                                       3.57      12/01/2015            1,503,527
      5,435,000   LAKE COUNTY IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT
                  # 38 CAPITAL APPRECIATION BONDS (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)##                                            3.95      02/01/2024            2,558,581
      3,080,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117
                  ANTIOCH CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)##                                            4.42      12/01/2016            2,415,952
        675,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HOLLOW
                  CAPITAL APPRECIATION (PROPERTY TAX REVENUE, AMBAC
                  INSURED)##                                                             5.13      02/01/2019              442,186
        715,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HOLLOW
                  CAPITAL APPRECIATION (PROPERTY TAX REVENUE, AMBAC
                  INSURED) ##                                                            4.58      02/01/2016              565,787
        910,000   LAKE COUNTY IL TOWNSHIP HIGH SCHOOL DISTRICT # 126
                  ZION-BENTON CAPITAL APPRECIATION (PROPERTY TAX
                  REVENUE, NATL-RE FGIC INSURED)##                                       5.12      02/01/2020              631,950
        600,000   MCHENRY & KANE COUNTYS IL COMMUNITY CONSOLIDATED
                  SCHOOL DISTRICT # 158 HUNTLEY CAPITAL APPRECIATION
                  (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##                         4.28      01/01/2019              422,346
      6,600,000   METROPOLITAN PIER & EXPOSITION AUTHORITY
                  (MISCELLANEOUS REVENUE, NATL-RE INSURED)##                             4.84      12/15/2025            3,059,364
      5,675,000   MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE
                  PROJECT (EDUCATION REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.25      06/01/2035            5,675,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$     1,500,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX
                  REVENUE)                                                               5.35%     03/01/2031   $        1,186,545
      2,525,000   SOUTHWESTERN IL DEVELOPMENT AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX
                  REVENUE)                                                               5.00      03/01/2025            2,068,935
        605,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                  REVENUE, NATL-RE FGIC INSURED)                                         9.00      12/01/2023              916,563
      2,000,000   TOWN OF CICERO IL SERIES A (PROPERTY TAX REVENUE,
                  XLCA INSURED)                                                          5.25      01/01/2016            2,103,140
      5,000,000   UNIVERSITY OF ILLINOIS AUXILIARY FACILITIES SYSTEMS
                  SERIES A (EDUCATION REVENUE)                                           5.75      04/01/2038            5,598,650
      7,370,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE
                  (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##                         5.12      11/01/2019            5,055,452
      1,500,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE
                  (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##                         3.25      11/01/2023              800,700
      3,680,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE
                  CAPITAL APPRECIATION (PROPERTY TAX REVENUE, NATL-RE
                  FGIC INSURED)##                                                        5.31      11/01/2016            3,020,765
                                                                                                                       136,493,897
                                                                                                                ------------------
INDIANA: 2.62%
      1,450,000   INDIANA BOARD BANK SPECIAL PROGRAM GAS SERIES A
                  (UTILITIES REVENUE)                                                    5.25      10/15/2015            1,579,398
      3,600,000   INDIANA BOND BANK SPECIAL PROGRAM BMA INDEX SERIES B2
                  (UTILITIES REVENUE)+/-SS.                                              0.93      10/15/2022            2,985,228
      2,000,000   INDIANA FINANCE AUTHORITY ENVIROMENTAL DUKE ENERGY
                  SERIES B (UTLITIES REVENUE)                                            6.00      08/01/2039            2,232,040
     55,710,000   INDIANA HEFA ASCENSION HEALTH SERIES B3 (HCFR)+/-SS.                   1.93      11/15/2031           55,710,000
      3,050,000   INDIANA HEFA CLARIAN HEALTH SERIES B (HCFR)                            5.00      02/15/2022            3,155,500
        240,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B
                  (MISCELLANEOUS REVENUE)                                                6.00      01/10/2020              283,495
        400,000   LAWRENCE TOWNSHIP, IN METROPOLITAN SCHOOL DISTRICT
                  (LEASE REVENUE, NATL-RE INSURED)                                       6.88      07/05/2011              409,876
      1,450,000   VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY
                  YMCA (MISCELLANEOUS REVENUE)                                           6.00      12/01/2036            1,266,778
                                                                                                                        67,622,315
                                                                                                                ------------------
IOWA: 0.23%
        295,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE,
                  CIFG INSURED)                                                          3.70      12/01/2010              289,587
      1,620,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE,
                  CIFG INSURED)                                                          5.00      12/01/2017            1,088,186
        500,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE,
                  CIFG INSURED)                                                          4.25      12/01/2019              315,700
      1,400,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE,
                  CIFG INSURED)                                                          4.50      12/01/2031              763,462
      6,420,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE,
                  CIFG INSURED)                                                          5.00      12/01/2041            3,596,291
                                                                                                                         6,053,226
                                                                                                                ------------------
KANSAS: 1.39%
        150,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH
                  FACILITIES HARTFORD SERIES B-1 (HCFR, ACA INSURED)                     6.13      04/01/2012              152,940
      1,165,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX INCREMENTAL/ALLOCATION REVENUE)                           5.50      09/01/2026              777,766
        295,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED
                  SECURITIES SERIES A2 (SFMR, GNMA INSURED)+/-SS.                        6.70      06/01/2029              300,278
        475,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED
                  SECURITIES SERIES A5 (SFMR, GNMA/FNMA INSURED)                         5.70      12/01/2036              509,471
     25,900,000   WYANDOTTE COUNTY & KANSAS CITY KS UNITED GOVERNMENT
                  SPECIAL OBLIGATION SALES TAX, SECOND LIEN SERIES A
                  (SALES TAX REVENUE) ##                                                 5.89      06/01/2021           14,731,661
     16,050,000   WYANDOTTE COUNTY & KANSAS CITY KS UNITED GOVERNMENT
                  SPECIAL OBLIGATION SALES TAX, SECOND LIEN SERIES B
                  (SALES TAX REVENUE)                                                    5.00      12/01/2020           16,814,943
      3,320,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT
                  TRANSPORTATION DEVELOPMENT DISTRICT LEGENDS VILLAGE
                  WEST PROJECT (MISCELLANEOUS REVENUE)                                   4.88      10/01/2028            2,614,201
                                                                                                                        35,901,260
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
KENTUCKY: 1.63%
$    22,910,000   KENTUCKY ASSET  LIABILITY COMMISSION GENERAL FUND
                  SERIES A (MISCELLANEOUS REVENUE, NATL-RE FGIC
                  INSURED)+/-SS.                                                         0.84%     11/01/2027   $       19,287,013
     16,825,000   KENTUCKY ASSET  LIABILITY COMMISSION GENERAL FUND
                  SERIES B (MISCELLANEOUS REVENUE, NATL-RE FGIC
                  INSURED)+/-SS.                                                         0.86      11/01/2025           13,253,894
      4,320,000   KENTUCKY EDFA BALANCE NORTON SERIES B (HCFR, NATL-RE
                  INSURED)##                                                             5.84      10/01/2023            2,181,859
        940,000   KENTUCKY EDFA BALANCE NORTON SERIES B (HCFR, NATL-RE
                  INSURED)##                                                             5.71      10/01/2028              341,154
      4,580,000   KENTUCKY EDFA UNREFUNDED BALANCE NORTON SERIES C
                  (HCFR, NATL-RE INSURED)+/-SS.                                          5.95      10/01/2017            4,924,874
      2,000,000   KENTUCKY HOUSING CORPORATION AMT SERIES H (HOUSING
                  REVENUE)                                                               4.80      07/01/2022            2,048,680
                                                                                                                        42,037,474
                                                                                                                ------------------
LOUISIANA: 0.88%
      3,925,000   LOUISIANA LOCAL GOVERNMENT ENVIROMENTAL FACILITIES
                  (MISCELLANEOUS REVENUE, AMBAC INSURED)                                 5.25      12/01/2018            4,047,735
      2,500,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES
                  A (EDUCATION REVENUE, CIFG INSURED)                                    5.00      07/01/2032            2,397,400
        700,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES
                  A (HEFAR, CIFG INSURED)                                                5.00      07/01/2030              651,714
        255,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES
                  A (HOUSING REVENUE, CIFG INSURED)                                      4.50      07/01/2038              207,116
        925,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                  CORPORATION SERIES B (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00      06/01/2019              971,167
        345,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                  CORPORATION SERIES B (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.00      06/01/2020              356,402
      2,275,000   LOUISIANA STATE TOBACCO SETTLEMENT FINANCING
                  CORPORATION SERIES 2001B (TOBACCO SETTLEMENT FUNDED)                   5.50      05/15/2030            2,289,014
      1,700,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                    5.50      12/01/2021            1,861,670
      5,950,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE
                  CONSOLIDATED RENTAL CAR SERIES A (AIRPORT REVENUE)                     6.50      01/01/2040            6,347,936
      1,100,000   NEW ORLEANS LA AVIATION BOARD RESTRUCTURING SERIES
                  A-1 (AIRPORT REVENUE, ASSURED GUARANTY)                                6.00      01/01/2023            1,282,699
        770,000   NEW ORLEANS LA SEWER SERVICE (SEWER TAX REVENUE,
                  ASSURED GUARANTY)                                                      5.75      06/01/2018              848,579
        320,000   NEW ORLEANS LA SEWER SERVICE (SEWER TAX REVENUE,
                  ASSURED GUARANTY)                                                      6.00      06/01/2019              361,347
      1,000,000   NEW ORLEANS LA SEWER SERVICE (SEWER TAX REVENUE,
                  ASSURED GUARANTY)                                                      6.00      06/01/2024            1,104,360
                                                                                                                        22,727,139
                                                                                                                ------------------
MAINE: 0.49%
     11,650,000   MAINE EDUCATIONAL LOAN AUTHORITY STUDENT LOAN SERIES
                  A-3, CLASS A (EDUCATION REVENUE, ASSURED GUARANTY,
                  LIMITED INSURED)                                                       5.88      12/01/2039           12,623,241
                                                                                                                ------------------
MARYLAND: 1.24%
        270,000   ANNAPOLIS MD EDFASAINT JOHN'S COLLEGE FACILITIES
                  (EDUCATION REVENUE)                                                    5.50      10/01/2018              270,996
      8,780,000   FREDERICK COUNTY MD SPECIAL OBLIGATION CDA (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          6.63      07/01/2025            8,805,550
      1,900,000   FREDERICK COUNTY MD SPECIAL OBLIGATION CDA (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.00      07/01/2040            1,951,528
        302,000   HOWARD COUNTY MD COP, AGRICULTURAL LAND PRESERVATION
                  # 90-23 SERIES A (LEASE REVENUE)                                       8.00      08/15/2020              413,477
        500,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                  DEVELOPMENT SERIES A (HOUSING REVENUE)                                 5.88      07/01/2021              500,665
      1,000,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                  DEVELOPMENT SERIES A (HOUSING REVENUE)                                 5.50      07/01/2022            1,020,490
      4,900,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                  DEVELOPMENT SERIES A (HOUSING REVENUE)                                 4.55      09/01/2022            5,071,500
        630,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                  DEVELOPMENT SERIES B (HOUSING REVENUE)                                 5.50      09/01/2031              667,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MARYLAND (continued)
$     1,500,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                  DEVELOPMENT SERIES P (HOUSING REVENUE)                                 4.45%     09/01/2021   $        1,526,190
      2,760,000   MARYLAND ENERGY FINANCE ADMINISTRATION RECYCLING
                  OFFICE PAPERSYSTEMS PROJECT SERIES A (MISCELLANEOUS
                  REVENUE)                                                               7.50      09/01/2015            2,883,703
      2,500,000   MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY ANNE ARUNDEL HTLH. SYSTEMS SERIES A
                  (HOSPITAL REVENUE)                                                     6.75      07/01/2039            2,879,575
      1,200,000   MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY CATHOLIC HEALTH INITIATIVES (HOSPITAL
                  REVENUE)                                                               6.00      12/01/2013            1,216,272
      4,000,000   MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY WASHINGTON COUNTY HOSPITAL (CONTINUING CARE
                  RETIREMENT COMMUNITY REVENUE)                                          6.00      01/01/2043            4,129,960
        500,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES MFHR
                  COMMUNITY HOUSING SERIES A (HOUSING REVENUE)                           5.35      07/01/2021              504,240
                                                                                                                        31,841,234
                                                                                                                ------------------
MASSACHUSETTS: 2.29%
      2,660,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE
                  SABIS INTERNATIONAL CHARTER SERIES A (MISCELLANEOUS
                  REVENUE)                                                               8.00      04/15/2031            3,089,537
      3,900,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE
                  SABIS INTERNATIONAL CHARTER SERIES A (MISCELLANEOUS
                  REVENUE)                                                               8.00      04/15/2039            4,479,189
      7,995,000   MASSACHUSETTS EDUCATIONAL FINANCE AUTHORITY
                  EDUCATIONAL LOAN REVENUE ISSUE SERIES A (STUDENT LOAN
                  REVENUE)                                                               5.15      01/01/2026            8,292,254
      4,015,000   MASSACHUSETTS EDUCATIONAL FINANCE AUTHORITY
                  EDUCATIONAL LOAN REVENUE ISSUE SERIES B (STUDENT LOAN
                  REVENUE)                                                               5.38      01/01/2020            4,331,784
      1,315,000   MASSACHUSETTS EDUCATIONAL FINANCE AUTHORITY
                  EDUCATIONAL LOAN REVENUE ISSUE SERIES E (STUDENT LOAN
                  REVENUE, AMBAC INSURED)                                                5.30      01/01/2016            1,317,288
      4,000,000   MASSACHUSETTS EDUCATIONAL FINANCE AUTHORITY SERIES
                  (EDUCATION REVENUE)                                                    6.00      01/01/2028            4,342,440
     25,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL AUTHORITY (HEALTH
                  CARE REVENUE)+/-SS.                                                    1.18      07/01/2038           25,100,000
        100,000   MASSACHUSETTS HOUSING FINANCE AGENCY MFHR SERIES F
                  (HOUSING REVENUE)                                                      5.13      12/01/2034              100,042
      1,000,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY SERIES A (IDR)                 5.50      12/01/2013            1,004,820
      1,825,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY
                  NUCLEAR MIX # 4 SERIES 1 (UTLITIES REVENUE, NATL-RE
                  INSURED)+/-SS.(A)                                                      0.28      07/01/2017            1,662,493
        800,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.50      01/01/2013              786,008
      1,200,000   MASSACHUSETTS STATE SERIES C (MISCELLANEOUS REVENUE,
                  AGM INSURED)+/-SS.                                                     2.13      11/01/2020            1,103,856
      3,870,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT POOL
                  PROGRAM (WATER REVENUE)+/-SS.                                          3.01      08/01/2022            3,491,088
                                                                                                                        59,100,799
                                                                                                                ------------------
MICHIGAN: 3.49%
      1,400,000   CESAR CHAVEZ ACADEMY MI INCORPORATED COP (LEASE
                  REVENUE)                                                               8.00      02/01/2033            1,477,182
      1,955,000   DETROIT MI (PROPERTY TAX  REVENUE, NATL-RE INSURED)                    4.00      04/01/2011            1,954,218
      5,855,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                  (PROPERTY TAX REVENUE)                                                 5.00      04/01/2015            5,721,389
      7,765,000   DETROIT MI CITY SCHOOL DISTRICT SERIES A (EDUCATION
                  REVENUE, AGM INSURED)                                                  5.00      05/01/2019            8,183,611
      3,190,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX
                  REVENUE, NATL-RE INSURED)                                              5.00      09/30/2013            3,379,263
      3,150,000   DETROIT MI DISTRICT AID (GO LOCAL)                                     5.00      11/01/2030            3,268,692
      1,355,000   DETROIT MI SEWAGE DISPOSAL REVENUE REFUNDING SENIOR
                  LIEN SERIES C (SEWER TAX REVENUE, NATL-RE & FGIC
                  INSURED)                                                               5.25      07/01/2016            1,531,733
      2,710,000   JACKSON MI CAPITAL APPRECIATION DOWNTOWN DEVELOPMENT
                  (PROPERTY TAX REVENUE, AGM INSURED) ##                                 6.21      06/01/2026            1,098,634
      1,000,000   MICHIGAN FINANCE AUTHORITY EDUCATIONAL FACILITIES
                  SERIES A (EDUCATIONAL FACILITIES REVENUE)                              7.38      10/01/2020              998,810
      1,000,000   MICHIGAN FINANCE AUTHORITY EDUCATIONAL FACILITIES
                  SERIES A (EDUCATIONAL FACILITIES REVENUE)                              8.00      10/01/2030            1,001,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$     8,000,000   MICHIGAN FINANCE AUTHORITY EDUCATIONAL FACILITIES
                  SERIES A (EDUCATIONAL FACILITIES REVENUE)                              8.50%     10/01/2045   $        8,084,880
        490,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES
                  A (MISCELLANEOUS REVENUE)                                              7.50      12/01/2020              500,045
      1,135,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES
                  A (MISCELLANEOUS REVENUE)                                              8.00      12/01/2030            1,160,923
      2,220,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES
                  A (MISCELLANEOUS REVENUE)                                              8.25      12/01/2039            2,274,790
      6,000,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES
                  E (MISCELLANEOUS REVENUE)                                              4.75      08/22/2011            6,047,760
        150,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES A (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                4.80      11/01/2015              151,602
        450,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES A (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                5.00      05/01/2017              459,855
        150,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES A (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                4.00      11/01/2021              139,796
        565,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES B-GROUP A
                  (MISCELLANEOUS REVENUE, AMBAC INSURED)                                 5.00      12/01/2015              596,600
      2,770,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES B-GROUP A
                  (MISCELLANEOUS REVENUE, AMBAC INSURED)                                 4.25      12/01/2016            2,810,414
      2,275,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES B-GROUP A
                  (MISCELLANEOUS REVENUE, AMBAC INSURED)                                 5.00      12/01/2017            2,327,666
      1,185,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES B-GROUP A
                  (MISCELLANEOUS REVENUE, AMBAC INSURED)                                 5.25      12/01/2023            1,191,126
      1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES C (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                3.63      05/01/2016              993,080
        450,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES C (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                3.75      05/01/2017              443,120
        100,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES C (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)                                                4.00      05/01/2019               97,232
        100,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES G (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)##                                              3.84      05/01/2016               80,770
        110,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES G (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)##                                              4.17      05/01/2017               83,749
         75,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES G (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)##                                              4.63      05/01/2019               50,559
         50,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL
                  GOVERNMENT LOAN PROGRAM SERIES G (MISCELLANEOUS
                  REVENUE, AMBAC INSURED)##                                              4.81      05/01/2020               31,652
      2,500,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                  BRADFORD ACADEMY PROJECT (EDUCATION REVENUE) ++                        8.75      09/01/2039            2,871,325
      2,445,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                  LIMITED OBLIGATION BRADFORD ACADEMY PROJECT
                  (EDUCATIONAL FACILITIES REVENUE) ++                                    6.50      09/01/2037            2,497,885
      1,242,500   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                  LIMITED OBLIGATION CRESCENT (PRIVATE SCHOOL REVENUE)                   7.00      10/01/2036            1,210,617
      1,055,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                  LIMITED OBLIGATION NATAKI TALIBAH (MISCELLANEOUS
                  REVENUE)                                                               6.25      10/01/2023              962,983
      2,085,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                  MADISON ACADEMY PROJECT (EDUCATION REVENUE)                            8.38      12/01/2030            2,181,890
      4,170,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                  MADISON ACADEMY PROJECT (EDUCATION REVENUE)                            8.63      12/01/2039            4,337,968
      2,450,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES C
                  (HCFR)+/-SS.                                                           6.00      12/01/2034            2,986,183
        500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY
                  HEALTH SERIES A (HCFR)                                                 5.00      12/01/2014              558,365
        850,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION
                  ADJUSTED REFUNDING DOW CHEMICAL PROJECT SERIES J-A-2
                  (IDR)+/-SS.                                                            5.50      12/01/2028              880,532
         40,000   MICHIGAN STATE STRATEGIC FUND SERIES A (HOUSING
                  REVENUE, GUARANTEE AGREEMENT)                                          5.25      10/15/2021               45,237
     10,000,000   MONROE COUNTY MI ECONOMIC DEVELOPMENT CORPORATION
                  DETROIT EDISON COMPANY SERIES AA (IDR, FGIC INSURED)                   6.95      09/01/2022           12,600,700
      1,390,000   STAR INTERNATIONAL ACADEMY MI COP FULL TERM (LEASE
                  REVENUE)                                                               6.13      03/01/2037            1,401,398

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$     1,115,000   WAYNE COUNTY MI AIRPORT AUTHORITY JUNIOR LIEN
                  (AIRPORT REVENUE, NATL-RE)                                             5.00%     12/01/2016   $        1,176,615
                                                                                                                        89,852,749
                                                                                                                ------------------
MINNESOTA: 0.68%
        500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT
                  SERIES A (HOUSING REVENUE)                                             7.25      01/01/2032              500,490
        750,000   BAYTOWN TOWNSHIP MN ST. CROIX PREPARATORY ACADEMY
                  SERIES A (LEASE REVENUE)                                               7.00      08/01/2038              765,278
        550,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-SS.               8.50      09/01/2019              625,246
        900,000   FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A
                  (LEASE REVENUE)                                                        6.00      11/01/2037              802,242
        500,000   FERGUS FALLS MN HEALTH CARE FACILITIES PIONEER
                  RETIREMENT COMMUNITY (HCFR)                                            4.00      11/15/2011              501,055
      3,000,000   ST PAUL MN HFA AND RDA (HOUSING REVENUE)                               6.00      11/15/2035            2,905,290
      6,750,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         2.10      10/01/2025            6,750,000
      3,130,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
                  (MISCELLANEOUS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.               2.50      10/01/2025            3,130,000
      1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A
                  (MISCELLANEOUS REVENUE)                                                7.50      12/01/2031            1,541,175
                                                                                                                        17,520,776
                                                                                                                ------------------
MISSISSIPPI: 0.03%
        450,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS
                  PASSENGER FACILITIES SERIES A (AIRPORT REVENUE, ACA
                  INSURED)                                                               5.00      10/01/2022              379,998
        400,000   MISSISSIPPI HOME CORPORATION SFHR SERIES B (HOUSING
                  REVENUE, FNMA & GNMA INSURED)                                          6.20      06/01/2030              407,868
                                                                                                                           787,866
                                                                                                                ------------------
MISSOURI: 1.22%
      2,000,000   CHESTERFIELD VALLEY MO TRANSPORTATION DEVELOPMENT
                  DISTRICT (SALES TAX REVENUE, CIFG INSURED)                             4.00      04/15/2026            1,544,920
        315,000   DESLOGE MO US HIGHWAY 67 STATE SAINT REDEVELOPMENT
                  PROJECT (TAX INCREMENTAL REVENUE)                                      5.20      04/15/2020              294,453
        455,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            4.50      04/01/2021              455,878
      4,300,000   INDEPENDENCE MO THIRTY-NINTH SAINT TRANSPORTATION
                  DISTRICT IMPROVEMENT DEVELOPMENT ROAD IMPROVEMENT
                  PROJECT (SALES TAX REVENUE)                                            6.88      09/01/2032            4,329,627
      3,030,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION
                  (MISCELLANEOUS REVENUE)                                                5.25      12/01/2014            2,822,142
      3,000,000   MANCHESTER MO HIGHWAY 141 MANCHESTER ROAD PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            6.00      11/01/2025            3,088,680
         35,000   MISSOURI HOUSING DEVELOPMENT COMMISSION MORTGAGE SFHR
                  SERIES B (HOUSING REVENUE, FNMA & GNMA INSURED)                        6.25      09/01/2015               35,065
        165,000   MISSOURI HOUSING DEVELOPMENT COMMISSION MORTGAGE SFHR
                  SERIES B (HOUSING REVENUE, FNMA & GNMA INSURED)                        6.45      09/01/2027              165,233
        460,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  5.00      09/01/2026              461,766
      1,500,000   SIKESTON MO (UTILITIES REVENUE, NATL-RE INSURED)                       6.00      06/01/2016            1,656,345
        500,000   SIKESTON MO ELECTRIC (UTLITIES REVENUE, NATL-RE
                  INSURED)                                                               6.00      06/01/2015              545,600
      5,000,000   ST LOUIS MO MUNICIPAL FINANCE CORPORATION LEASEHOLD
                  CONVENTION CENTER PROJECT SERIES A (LEASE REVENUE,
                  AGM INSURED)                                                           5.93      07/15/2031            1,483,500
      6,250,000   ST LOUIS MO MUNICIPAL FINANCE CORPORATION LEASEHOLD
                  CONVENTION CENTER PROJECT SERIES A (LEASE REVENUE,
                  AGM INSURED)                                                           6.00      07/15/2033            1,624,500
      5,790,000   ST LOUIS MO MUNICIPAL FINANCE CORPORATION LEASEHOLD
                  CONVENTION CENTER PROJECT SERIES A (LEASE REVENUE,
                  AGM INSURED)##                                                         6.03      07/15/2035            1,327,473
      3,500,000   ST LOUIS MO MUNICIPAL FINANCE CORPORATION LEASEHOLD
                  CONVENTION CENTER PROJECT SERIES A (LEASE REVENUE,
                  AGM INSURED)##                                                         6.02      07/15/2036              758,065

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MISSOURI (continued)
$     2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES A-1 (AIRPORT REVENUE)                                           6.25%     07/01/2029   $        2,178,240
      2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES A-1 (AIRPORT REVENUE)                                           6.63      07/01/2034            2,176,160
      2,555,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES B (AIRPORT REVENUE, NATL-RE FGIC INSURED)                       6.00      07/01/2013            2,787,071
      5,000,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION
                  CENTRE SERIES A (LEASE REVENUE, AGM INSURED)##                         5.97      07/15/2032            1,387,500
      6,750,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION
                  CENTRE SERIES A (LEASE REVENUE, AGM INSURED)##                         6.02      07/15/2034            1,646,123
      3,000,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION
                  CENTRE SERIES A (LEASE REVENUE, AGM INSURED)##                         6.04      07/15/2037              609,180
                                                                                                                        31,377,521
                                                                                                                ------------------
NEVADA: 0.88%
      3,000,000   CLARK COUNTY NV AIRPORT JET PROJECT SERIES C (AIRPORT
                  REVENUE, AMBAC INSURED)                                                5.38      07/01/2019            3,147,420
      4,750,000   CLARK COUNTY NV IDA (SPECIAL TAX REVENUE)                              5.00      06/01/2033            4,968,168
      3,000,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT
                  SERIES D (IDR, ACA INSURED)                                            5.30      10/01/2011            3,000,600
        300,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF
                  BUSINESS & INDUSTRY SOLID WASTE DISPOSAL REPUBLIC
                  SERVICES INCORPORATE PROJECT (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         5.63      12/01/2026              316,890
      2,465,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.05      09/01/2017            1,221,925
      2,500,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.10      09/01/2018            1,238,975
      2,975,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.13      09/01/2019            1,474,113
      2,105,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.15      09/01/2020            1,042,859
      3,500,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.25      09/01/2026            1,733,095
      2,500,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL
                  (MISCELLANEOUS REVENUE, US BANK NA LOC)                                5.00      06/01/2024            2,520,700
      1,900,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL
                  (MISCELLANEOUS REVENUE, US BANK NA LOC)                                5.13      06/01/2027            1,901,254
                                                                                                                        22,565,999
                                                                                                                ------------------
NEW HAMPSHIRE: 1.16%
      2,375,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY
                  CAPITAL APPRECIATION SERIES B (MISCELLANEOUS REVENUE,
                  ACA INSURED)##                                                         7.98      01/01/2021            1,067,895
        250,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY
                  CAPITAL APPRECIATION SERIES B (MISCELLANEOUS REVENUE,
                  ACA INSURED)##                                                         8.20      01/01/2025               79,960
      1,300,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY PC CENTRAL
                  MAINE POWER COMPANY (IDR)                                              5.38      05/01/2014            1,433,523
      1,400,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY WASTE
                  MANAGEMENT INCORPORATED PROJECT  (IDR)+/-SS.                           5.20      05/01/2027            1,421,756
     13,660,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                  BREWSTER ACADEMY (EDUCATION REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                    2.40      09/01/2031           13,660,000
      6,100,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION
                  (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                        2.40      01/01/2037            6,100,000
      5,940,000   NEW HAMPSHIRE HFA MFHR SERIES (HOUSING REVENUE,
                  MERRILL LYNCH & COMPANY INCORPORATED LOC)+/-SS.                        5.50      07/01/2017            6,029,100
                                                                                                                        29,792,234
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW JERSEY: 4.19%
$     5,000,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY HEALTH CARE
                  REDEVELOPMENT COOPER HEALTH SYSTEMS OBLIGATION GROUP
                  A (HOSPITAL REVENUE)                                                   5.25%     02/15/2020   $        5,159,150
      6,000,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY HEALTH CARE
                  REDEVELOPMENT COOPER HEALTH SYSTEMS OBLIGATION SERIES
                  A (HOSPITAL REVENUE)                                                   5.75      02/15/2034            6,095,160
        400,000   LAKEWOOD TOWNSHIP NJ SCHOOL DISTRICT (GO LOCAL, AMBAC
                  INSURED)                                                               6.25      02/15/2012              429,284
        385,000   MERCER COUNTY NJ IMPROVEMENT AUTHORITY SPECIAL
                  SERVICES SCHOOL DISTRICT SERIES A (LEASE REVENUE)                      5.95      12/15/2012              428,563
      7,000,000   NEW JERSEY COP, EQUIPMENT LEASE PURCHASE SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.25      06/15/2027            7,621,530
        710,000   NEW JERSEY EDFA DEPARTMENT OF HUMAN SERVICES SERIES A
                  (LEASE REVENUE)                                                        5.70      07/01/2012              726,721
      2,825,000   NEW JERSEY HEALTH CARE FACILITIES FINANCE AUTHORITY
                  BURDETTE TOMLIN MEMORIAL HOSPITAL (HOSPITAL REVENUE)                   5.60      07/01/2019            2,829,238
         50,000   NEW JERSEY HEALTH CARE FACILITIES FINANCE AUTHORITY
                  BURLINGTON COUNTY MEMORIAL HOSPITAL PROJECT SERIES C
                  (PRE-REFUNDED REVENUE)                                                 6.00      07/01/2012               53,228
      6,235,000   NEW JERSEY HEALTH CARE FACILITIES FINANCE AUTHORITY
                  MERIDIAN HEALTH SYSTEMS OBLIGATION GROUP (HOSPITAL
                  REVENUE, AGM INSURED)                                                  5.63      07/01/2011            6,257,446
     17,000,000   NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY
                  STUDENT LOAN SERIES A-2 (STUDENT LOAN REVENUE)+/-SS.                   1.25      06/01/2036           16,916,700
      1,275,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES A (HOUSING REVENUE, AMBAC INSURED)                              5.40      11/01/2017            1,276,454
        815,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES B (HOUSING REVENUE, AGM INSURED)                                6.05      11/01/2017              816,744
      2,710,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES E-1 (HOUSING REVENUE, AGM INSURED)                              5.35      11/01/2013            2,716,829
        900,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES E-1 (HOUSING REVENUE, AGM INSURED)                              5.45      11/01/2014              902,097
        200,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES E-1 (HOUSING REVENUE, AGM INSURED)                              5.70      05/01/2020              200,294
        340,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES E-2 (HOUSING REVENUE, AGM INSURED)                              5.70      11/01/2020              340,500
      1,550,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR
                  SERIES F (HOUSING REVENUE, AGM INSURED)                                5.05      11/01/2013            1,610,032
      5,000,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY SFHR
                  SERIES T (HOUSING REVENUE)                                             4.55      10/01/2022            5,095,250
      4,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE
                  AUTHORITY SERIES 1A (STUDENT LOAN REVENUE)                             4.75      12/01/2029            4,090,280
      2,900,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE
                  AUTHORITY SERIES A (EDUCATION REVENUE)                                 5.63      06/01/2030            3,142,701
     10,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE
                  AUTHORITY SERIES A (EDUCATION REVENUE)                                 5.00      06/01/2027           10,361,800
     16,000,000   NEW JERSEY TTFA TRANSPORTATION SYSTEMS SERIES A
                  (TRANSPORTATION REVENUE)                                               6.00      12/15/2038           18,207,200
     10,000,000   NEW JERSEY TTFA TRANSPORTATION SYSTEMS SERIES A
                  (TRANSPORTATION REVENUE, NATL-RE INSURED)                              5.75      06/15/2025           12,017,800
        165,000   NEW JERSEY TURNPIKE AUTHORITY SERIES C (TOLL
                  COLLECTION REVENUE, NATL-RE INSURED)                                   6.50      01/01/2016              207,182
        315,000   STONY BROOK REGIONAL SEWER AUTHORITY NEW JERSEY
                  SERIES B (WATER & SEWER TAX REVENUE)                                   5.45      12/01/2012              330,237
         50,000   WEST WINDSOR TOWNSHIP NJ PARKING AUTHORITY
                  (MISCELLANEOUS REVENUE)                                                6.10      12/01/2012               50,237
                                                                                                                       107,882,657
                                                                                                                ------------------
NEW MEXICO: 0.04%
      1,060,000   OTERO COUNTY NM JAIL PROJECT (MISCELLANEOUS REVENUE)                   5.50      04/01/2013            1,047,556
                                                                                                                ------------------
NEW YORK: 7.54%
      2,555,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER
                  PROJECT (HCFR)                                                         4.75      12/01/2014            2,571,071

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$       100,000   ISLIP NY RESOURCE RECOVERY AGENCY 1985 FACILITIES
                  SERIES B (RESOURCE RECOVERY REVENUE, AMBAC INSURED)                    7.25%     07/01/2011   $          104,512
      4,000,000   LONG ISLAND NY POWER AUTHORITY ELECTRIC SYSTEMS
                  SERIES A (UTLITIES REVENUE, BHAC LOC)                                  5.50      05/01/2033            4,509,680
     10,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
                  SERVICES CONTRACT SERIES 7 (PRE-REFUNDED REVENUE)                      5.63      07/01/2016           10,694,300
      8,000,000   METROPOLITAN TRANSPORTATION AUTHORITY SERIES 2008-C
                  (TRANSPORTATION REVENUE)                                               6.50      11/15/2028            9,571,520
      1,220,000   NEW YORK CITY NY IDA AMERICAN AIRLINES JFK
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE)                                7.13      08/01/2011            1,225,173
     30,000,000   NEW YORK DORMATORY AUTHORITY AUSTIN TRUST VARIABLE
                  CERTIFICATES SERIES 2008-1148 (SPECIAL TAX REVENUE)(H)                 5.00      03/15/2035           31,475,700
     10,000,000   NEW YORK DORMATORY AUTHORITY PERSONAL INCOME TAX
                  SERIES B (EDUCATION REVENUE)                                           5.75      03/15/2036           11,634,800
     11,625,000   NEW YORK NY MUNICIPAL WATER & SEWERSYSTEMS FINANCE
                  AUTHORITY 2ND GENERAL RESOLUTION SERIES DD (WATER &
                  SEWER TAX REVENUE)                                                     6.00      06/15/2040           13,641,589
     10,000,000   NEW YORK NY MUNICIPAL WATER & SEWERSYSTEMS FINANCE
                  AUTHORITY SERIES 2009-A (WATER & SEWER TAX REVENUE)                    5.75      06/15/2040           11,515,300
     20,000,000   NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.70      08/01/2023           20,000,000
      2,500,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY BUILDING
                  AID FISCAL YEAR 2009 SERIES S-4 (MISCELLANEOUS
                  REVENUE, STATE AID WITHHOLDING)                                        5.75      01/15/2039            2,884,150
      6,465,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE JEWISH
                  SERIES B (HCFR)+/-SS.                                                  1.04      05/01/2018            5,753,139
      4,300,000   NEW YORK STATE ENERGY R&D AUTHORITY GAS FACILITIES
                  REVENUE BROOKLYN UNION GAS COMPANY SERIES B
                  (UTILITIES REVENUE)+/-SS.                                             13.08      07/01/2026            4,317,544
      2,600,000   NEW YORK STATE ENERGY R&D AUTHORITY GAS FACILITIES
                  REVENUE LINKED SAVERS & RIBS BROOKLYN (UTILITIES
                  REVENUE)                                                               6.95      07/01/2026            2,605,304
     12,000,000   NEW YORK URBAN DEVELOPMENT CORPORATION (MISCELLANEOUS
                  REVENUE)                                                               5.88      02/01/2013           12,148,200
      8,520,000   NEW YORK URBAN DEVELOPMENT CORPORATION SUB LIEN
                  (MISCELLANEOUS REVENUE)                                                5.50      07/01/2016            8,552,120
      2,500,000   NIAGARA COUNTY NY IDAG SOLID WASTE DISPOSAL SERIES C
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      5.63      11/15/2024            2,563,750
        915,000   NIAGARA FALLS NY PUBLIC IMPROVEMENT PROJECT (GO
                  LOCAL, NATL-RE INSURED)                                                7.50      03/01/2014            1,084,376
        685,000   NIAGARA FALLS NY PUBLIC IMPROVEMENT PROJECT (GO
                  LOCAL, NATL-RE INSURED)                                                7.50      03/01/2016              857,051
         65,000   NIAGARA FALLS NY PUBLIC IMPROVEMENT PROJECT (GO
                  LOCAL, NATL-RE INSURED)                                                7.50      03/01/2016               85,730
      5,000,000   PORT AUTHORITY OF NEW YORK & NEW JERSEY SERIES 37
                  (PORT AUTHORITY REVENUE, AGM INSURED)                                  5.50      07/15/2019            5,636,300
      4,000,000   PORT AUTHORITY OF NEW YORK & NEW JERSEY SPECIAL
                  OBLIGATION JFK INTERNATIONAL AIRPORT TERMINAL 6
                  (MISCELLANEOUS REVENUE, NATL-RE INSURED)                               5.75      12/01/2025            4,006,880
     10,000,000   SENECA COUNTY NY IDA SOLID WASTE DISPOSAL SENECA
                  MEADOWS INCORPORATED PROJECT (IDR)+/-SS. ++                            6.63      10/01/2035           10,111,500
     11,000,000   TOBACCO SETTLEMENT FINANCE CORPORATION OF NEW YORK
                  SERIES C-1 (TOBACCO REVENUE)                                           5.50      06/01/2021           11,926,750
      2,380,000   YONKERS NY IDA CIVIC FACILITIES SARAH LAWRENCE
                  COLLEGE PROJECT SERIES A (EDUCATION REVENUE)                           5.75      06/01/2024            2,645,584
      1,000,000   YONKERS NY IDA CIVIC FACILITIES SARAH LAWRENCE
                  COLLEGE PROJECT SERIES A (EDUCATION REVENUE)                           6.00      06/01/2029            1,096,840
      1,000,000   YONKERS NY IDA CIVIC FACILITIES SARAH LAWRENCE
                  COLLEGE PROJECT SERIES A (EDUCATION REVENUE)                           6.00      06/01/2041            1,069,570
                                                                                                                       194,288,433
                                                                                                                ------------------
NORTH CAROLINA: 1.06%
      1,250,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES
                  A (UTLITIES REVENUE)                                                   5.50      01/01/2026            1,389,888
      2,000,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES
                  C (UTLITIES REVENUE)                                                   6.75      01/01/2024            2,439,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NORTH CAROLINA (continued)
$     1,000,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES
                  C (POWER REVENUE)                                                      5.38%     01/01/2017   $        1,081,780
      3,500,000   NORTH CAROLINA HOUSING FINANCE AGENCY HOMEOWNERSHIP
                  SFHR SERIES 28-A (HOUSING REVENUE)+/-SS.                               4.65      07/01/2023            3,557,890
      2,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION FIRST MORTGAGE
                  SERIES A (HCFR)                                                        5.75      10/01/2037            1,857,620
      4,400,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH
                  SERIES A (HCFR)+/-SS.(A)                                               0.37      11/01/2028            4,400,000
      4,000,000   NORTH CAROLINA TURNPIKE AUTHORITY TRIANGLE EXPRESSWAY
                  SYSTEMS SERIES A (TRANSPORTATION REVENUE, ASSURED
                  GUARANTY LOC)                                                          5.75      01/01/2039            4,375,800
      7,600,000   UNIVERSITY OF NORTH CAROLINA CHAPEL HILL AUSTIN TRUST
                  VARIABLE CERTIFICATES (EDUCATION REVENUE)(H)                           5.25      12/01/2036            8,147,580
                                                                                                                        27,250,378
                                                                                                                ------------------
NORTH DAKOTA: 0.01%
        340,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD
                  RESERVATION ND (RECREATIONAL REVENUE)                                  6.30      11/15/2010              339,327
                                                                                                                ------------------
OHIO: 0.73%
      2,000,000   ADAMS & HIGHLAND COUNTY OH VALLEY LOCAL SCHOOL
                  DISTRICT (GO LOCAL, NATL-RE INSURED)                                   7.00      12/01/2015            2,271,420
      1,500,000   AKRON OH SEWER SYSTEM (SEWER TAX REVENUE, AMBAC
                  INSURED)                                                               5.00      12/01/2016            1,658,235
        250,000   JOHNSTOWN OH WATERWORKS SYSTEM MORTGAGE (SEWER TAX
                  REVENUE)                                                               6.00      12/01/2017              250,483
      1,000,000   KINGS OH LOCAL SCHOOL DISTRICT (GO LOCAL, FGIC
                  INSURED)                                                               7.50      12/01/2016            1,187,010
      2,500,000   MONTGOMERY COUNTY OH HOSPITAL KETTERING MEDICAL
                  CENTER (HOSPITAL REVENUE, NATL-RE INSURED)                             6.25      04/01/2020            2,973,200
      4,200,000   OHIO ENTERPRISE BOND TOLEDO SERIES 2A (ECONOMIC
                  DEVELOPMENT REVENUE)                                                   5.50      12/01/2019            4,397,022
      4,020,000   OHIO MUNICIPAL ELECTRIC GENERATION AGENCY REFUNDING
                  JOINT VENTURE 5 CERTIFICATES OF BENEFICIAL INTEREST
                  (ELECTRIC, POWER & LIGHT  REVENUE, AMBAC INSURED)                      5.00      02/15/2018            4,330,103
      1,900,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING
                  REDEVELOPMENT SERIES A (LEASE REVENUE)                                 5.75      12/01/2027            1,818,946
                                                                                                                        18,886,419
                                                                                                                ------------------
OKLAHOMA: 1.08%
      2,652,748   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4
                  GERONIMO (EDUCATIONAL FACILITIES REVENUE)                              6.25      08/15/2014            2,792,469
      7,970,000   EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND
                  PROJECT SERIES A (EDUCATION REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                    1.50      06/01/2031            7,970,000
      1,110,000   MCALESTER OK PUBLIC WORKS AUTHORITY SERIES A (WATER
                  REVENUE, FSA INSURED)                                                  5.75      02/01/2020            1,169,274
      5,000,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER
                  REVENUE, NATL-RE INSURED)                                              6.00      01/01/2023            5,662,100
      4,850,000   OKLAHOMA CITY OK INDUSTRIAL & CULTURAL FACILITIES
                  SERIES B (HCFR, NATL-RE INSURED)+/-SS.(A)                              0.77      06/01/2019            4,567,417
      2,500,000   OKLAHOMA DELOPMENT FINANCE AUTHORITY SOLID WASTE
                  MANAGEMENT SERIES A (IDR)+/-SS.                                        7.00      12/01/2021            2,514,425
      1,150,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PCR PUBLIC
                  SERVICE COMPANY OKLAHOMA PROJECT (IDR)                                 5.25      06/01/2014            1,265,702
      1,400,000   OKLAHOMA WATER RESOURCE BOARD REVOLVING FUND (WATER &
                  SEWER TAX REVENUE)                                                     5.00      04/01/2028            1,590,764
        375,000   OKMULGEE OK MUNICIPAL AUTHORITY SERIES A (SALES TAX
                  REVENUE)                                                               5.00      12/01/2024              417,300
                                                                                                                        27,949,451
                                                                                                                ------------------
OREGON: 0.23%
      1,370,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II
                  SERIES A (HOUSING REVENUE)                                             6.13      04/15/2029              738,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
OREGON (continued)
$       365,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
                  SERIES N (HOUSING REVENUE)                                             3.90%     07/01/2029   $          370,555
        760,000   WESTERN GENERATION AGENCY OF OREGON WAUNA
                  COGENERATION PROJECT SERIES B (UTLITIES REVENUE)                       5.00      01/01/2012              765,928
      2,855,000   WESTERN GENERATION AGENCY OF OREGON WAUNA
                  COGENERATION PROJECT SERIES B (UTLITIES REVENUE)                       5.00      01/01/2013            2,874,785
      1,100,000   WESTERN GENERATION AGENCY OF OREGON WAUNA
                  COGENERATION PROJECT SERIES B (UTLITIES REVENUE)                       5.00      01/01/2014            1,099,747
                                                                                                                         5,849,897
                                                                                                                ------------------
OTHER: 1.74%
     40,000,000   FHLMC (MORTGAGE-BACKED SECURITIES REVENUE)+/-SS.                       5.50      08/15/2051           44,855,600
                                                                                                                ------------------
PENNSYLVANIA: 5.82%
      1,410,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURG
                  INTERNATIONAL AIRPORT NATL-RE (AIRPORT REVENUE,
                  NATL-RE INSURED)+/-SS.                                                 5.00      01/01/2016            1,499,465
      9,620,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY SERIES A
                  (AIRPORT REVENUE, FSA INSURED)                                         5.00      01/01/2015           10,612,880
      5,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES A
                  (HOSPITAL REVENUE)                                                     5.00      05/15/2018            5,743,000
      5,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES A
                  (HOSPITAL REVENUE)                                                     5.63      08/15/2039            5,247,050
      9,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES A-1
                  (HCFR)+/-SS.                                                           1.03      02/01/2021            8,013,060
      1,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  WEST PENNYSYLVANIA SERIES A (HCFR)                                     5.00      11/15/2011            1,503,495
      2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD
                  PROJECT SERIES A (MISCELLANEOUS REVENUE)                               7.50      12/15/2029            2,284,550
     14,675,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX
                  REVENUE, AGM INSURED)+/-SS.                                            0.86      11/01/2026           11,753,648
        175,000   CAMBRIA COUNTY PA (PROPERTY TAX REVENUE, FGIC INSURED)                 5.50      08/15/2016              175,257
      1,520,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT
                  SERIES A (EDUCATION REVENUE)                                           5.63      10/01/2015            1,490,542
      1,245,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY
                  SERIES A (RESOURCE RECOVERY REVENUE)                                   6.10      07/01/2013            1,246,531
      2,110,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY
                  SERIES A (RESOURCE RECOVERY REVENUE)                                   6.20      07/01/2019            2,110,063
     12,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT PUBLIC IMPROVEMENTS PROJECT (MISCELLANEOUS
                  REVENUE)                                                               5.75      07/01/2032           14,109,500
      1,400,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT SERIES A (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               5.50      08/01/2028            1,553,916
      2,070,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT SERIES C (MISCELLANEOUS REVENUE, AMBAC
                  INSURED)                                                               7.75      07/01/2027            2,840,454
      5,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY
                  SERIES C (MISCELLANEOUS REVENUE)+/-SS.                                 0.85      06/01/2027            3,759,516
      1,000,000   GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME
                  PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)+/-SS.                        2.80      02/01/2030            1,000,000
      4,625,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED
                  SUBORDINATED SERIES D-2 (HCFR, NATL-RE INSURED)+/-SS.                  5.00      12/01/2033            4,658,346
      1,165,000   LATROBE PA IDA COLLEGE SAINT VINCENT COLLEGE PROJECT
                  (EDUCATION REVENUE)                                                    5.35      05/01/2015            1,192,226
        825,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FSA
                  INSURED)                                                               7.00      11/01/2018            1,011,788
        135,000   LUZERNE COUNTY PA SERIES E (PROPERTY TAX REVENUE, FSA
                  INSURED)                                                               8.00      11/01/2027              164,878
      7,000,000   MONTGOMERY COUNTY PA IDA (PROPERTY TAX REVENUE, FHA
                  INSURED)                                                               5.38      08/01/2038            7,407,820
      1,000,000   PENN HILLS MUNICIPALITY PA COMPOUND INTEREST BONDS
                  SERIES B (PROPERTY TAX REVENUE, AMBAC INSURED)##                       3.55      12/01/2017              776,100
      4,250,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                  SOLID WASTE DISPOSAL WASTE MANAGEMENT INCORPORATED
                  PROJECT (SOLID WASTE REVENUE)+/-SS.                                    2.75      09/01/2013            4,302,828
      4,000,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00      12/01/2012            4,061,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$     5,750,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00%     12/01/2015   $        5,739,248
      5,000,000   PENNSYLVANIA EDFA WATER FACILITIES
                  PENNSYLVANNIA-AMERICAN WATER COMPANY PROJECT (WATER &
                  SEWER TAX REVENUE)                                                     6.20      04/01/2039            5,531,800
      4,900,000   PENNSYLVANIA HEFAR UNIVERSITY OF PENNSYLVANIA MEDICAL
                  CENTER HEALTH SYSTEMS SERIES A (HOSPITAL REVENUE)                      6.00      01/15/2022            5,029,948
      8,560,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING
                  SERIES A (EDUCATION REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.40      07/01/2034            8,560,000
      1,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  CULTURAL & COMMERCIAL CORRIDORS SERIES PG A
                  (MISCELLANEOUS REVENUE, NATL-RE FGIC INSURED)                          5.00      12/01/2015            1,771,689
        680,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  CULTURAL & COMMERCIAL CORRIDORS SERIES PG A
                  (MISCELLANEOUS REVENUE, NATL-RE FGIC INSURED)                          5.00      12/01/2016              740,615
      1,410,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  MAST CHARTER SCHOOL (MISCELLANEOUS REVENUE)                            6.00      08/01/2035            1,457,475
      6,140,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  PHILADELPHIA AIRPORT SYSTEM PROJECT SERIES A (AIRPORT
                  REVENUE, NATL-RE FGIC INSURED)                                         5.30      07/01/2018            6,148,166
      3,340,000   PHILADELPHIA PA GAS WORKS REVENUE REFUNDING 8TH-1998
                  GENERAL ORDINANCE SERIES A (UTILITIES REVENUE)                         5.25      08/01/2017            3,759,036
      1,270,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                    4.70      04/01/2015            1,374,102
      1,860,000   PHILADELPHIA PA SCHOOL DISTRICT REFUNDING SERIES
                  2010C (GO LOCAL)                                                       5.00      09/01/2018            2,098,080
      6,300,000   SCHUYLKILL COUNTY IDA PINE GROVE LANDFILL
                  INCORPORATED (IDR)+/-SS.                                               4.25      10/01/2019            6,404,580
      2,155,000   SCRANTON PA SCHOOL DISTRICT PREREFUNDED (PROPERTY
                  TAX, AMBAC INSURED)                                                    5.00      04/01/2017            2,162,930
        750,000   WASHINGTON COUNTY PA HOSPITAL AUTHORITY MONONGAHELA
                  VALLEY HOSPITAL PROJECT (HOSPITAL REVENUE)                             6.25      06/01/2022              777,938
                                                                                                                       150,073,840
                                                                                                                ------------------
PUERTO RICO: 0.77%
      2,000,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES
                  Z (TRANSPORTATION REVENUE, AGM INSURED)                                6.00      07/01/2018            2,375,640
      4,235,000   PUERTO RICO ELECTRIC POWER AUTHORITY REFUNDING LIBOR
                  SERIES UU (UTILITIES REVENUE)+/-SS.                                    1.06      07/01/2031            2,997,110
     14,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                  (UTLITIES REVENUE, AGM INSURED)+/-SS.                                  0.88      07/01/2029           10,897,880
      1,000,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION
                  (HOUSING REVENUE)                                                      5.13      12/01/2027            1,036,730
      1,845,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                  SUBSERIES A (SALES TAX REVENUE)                                        6.38      08/01/2039            2,106,344
        460,000   UNIVERSITY OF PUERTO RICO SERIES Q (EDUCATION REVENUE)                 5.00      06/01/2016              492,471
                                                                                                                        19,906,175
                                                                                                                ------------------
RHODE ISLAND: 0.13%
      3,295,000   RHODE ISLAND CLEAN WATER FINANCE AGENCY CRANSTON
                  WASTEWATER TREATMENT SYSTEM (LEASE REVENUE, NATL-RE
                  INSURED)                                                               5.80      09/01/2022            3,296,549
                                                                                                                ------------------
SOUTH CAROLINA: 4.29%
      1,050,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS
                  SPECIAL OBLIGATION (LEASE REVENUE, STATE AID
                  WITHHOLDING)                                                           7.00      12/01/2013            1,099,791
      1,780,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS
                  SPECIAL OBLIGATION (LEASE REVENUE, STATE AID
                  WITHHOLDING)                                                           8.50      12/01/2018            1,893,279
      1,760,000   BERKELEY COUNTY SC SCHOOL DISTRICT INSTALLMENT LEASE
                  SECURING ASSETS FOR EDUCATION (EDUCATION REVENUE)                      5.25      12/01/2024            1,842,931
        400,000   CALHOUN COUNTY SC SOLID WASTE DISPOSAL FACILITIES
                  EASTMAN KODAK COMPANY PROJECT (PRE-REFUNDED REVENUE)                   6.75      05/01/2017              510,756
      7,500,000   CHARLESTON SC EDUCATIONAL EXCELLENCE FINANCE
                  CORPORATION CHARLESTON COUNTY SCHOOL DISTRICT PROJECT
                  (EDUCATION REVENUE)+/-SS.                                              9.85      12/01/2013            9,075,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
SOUTH CAROLINA (continued)
$     9,105,000   CHARLESTON SC EDUCATIONAL EXCELLENCE FINANCE
                  CORPORATION CHARLESTON COUNTY SCHOOL DISTRICT PROJECT
                  (EDUCATION REVENUE)                                                    5.00%     12/01/2023   $       10,108,644
      2,295,000   CHEROKEE COUNTY SC SCAGO EDUCATIONAL FACILITIES
                  CORPORATION CHEROKEE SCHOOL DISTRICT # 1 SERIES B
                  (EDUCATION REVENUE, FSA INSURED)                                       5.00      12/01/2026            2,424,576
      2,000,000   COLUMBIA SC PARKING FACILITIES (TRANSPORTATION
                  REVENUE, AMBAC INSURED)                                                5.88      12/01/2013            2,007,420
      5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION
                  REVENUE)##(I)####                                                     18.37      01/01/2027              309,600
        400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION
                  REVENUE)##(I)####                                                     17.61      01/01/2028               23,388
     10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION
                  REVENUE)##(I)####                                                     15.32      01/01/2032              478,895
      7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION
                  REVENUE)##(I)####                                                     14.47      01/01/2034              321,594
      4,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION
                  REVENUE)##(I)####                                                     13.16      01/01/2038              142,419
      2,075,000   FORT MILL SC FORT MILL SCHOOL FACILITIES CORPORATION
                  (LEASE REVENUE)                                                        5.25      12/01/2019            2,274,345
      4,335,000   GRAND STRAND SC WATER & SEWER AUTHORITY (WATER &
                  SEWER TAX REVENUE, AGM INSURED)                                        5.38      06/01/2018            4,627,136
      1,995,000   GRAND STRAND SC WATER & SEWER AUTHORITY (WATER &
                  SEWER TAX REVENUE, NATL-RE INSURED)                                    6.38      06/01/2012            2,089,822
      1,080,000   GREENVILLE SC SEWER SYSTEMS (WATER & SEWER TAX
                  REVENUE, NATL-RE INSURED)                                              5.50      04/01/2019            1,142,759
         85,000   HORRY COUNTY SC AIRPORT SERIES A (AIRPORT REVENUE,
                  AGM INSURED)                                                           5.60      07/01/2017               85,180
      7,415,000   KERSHAW COUNTY SC PUBLIC SCHOOL DISTRICT KERSHAW
                  COUNTY SCHOOL DISTRICT INSTALLMENT PURCHASE PROJECT
                  (EDUCATION REVENUE, CIFG INSURED)                                      5.00      12/01/2024            7,701,367
      3,420,000   KERSHAW COUNTY SC PUBLIC SCHOOL DISTRICT KERSHAW
                  COUNTY SCHOOL DISTRICT INSTALLMENT PURCHASE PROJECT
                  (EDUCATION REVENUE, CIFG INSURED)                                      5.00      12/01/2026            3,512,887
        250,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION
                  INSTALLMENT POWER REVENUE (LEASE REVENUE, CIFG
                  INSURED)                                                               5.00      12/01/2018              271,748
      1,340,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION
                  INSTALLMENT POWER REVENUE (LEASE REVENUE, CIFG
                  INSURED)                                                               5.00      12/01/2020            1,428,011
      2,870,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY
                  SCHOOL DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                  5.00      12/01/2021            3,034,049
      1,405,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY
                  SCHOOL DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                  5.00      12/01/2022            1,472,061
      6,950,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY
                  SCHOOL DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                  5.00      12/01/2023            7,265,530
      4,000,000   LANCASTER COUNTY SC EDUCATIONAL ASSISTANCE PROGRAM
                  SCHOOL DISTRICT LANCASTER COUNTY PROJECT (EDUCATION
                  REVENUE)                                                               5.00      12/01/2026            4,099,480
      1,070,000   LAURENS COUNTY SC SCHOOL DISTRICT # 055 (LEASE
                  REVENUE)                                                               5.25      12/01/2030            1,088,308
      2,890,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES
                  2006 (LEASE REVENUE, RADIAN INSURED)                                   6.00      12/01/2031            3,017,883
      1,000,000   LEXINGTON COUNTY SC HEALTH SERVICES DISTRICT
                  INCORPORATED (LEASE REVENUE)                                           5.00      11/01/2016            1,118,740
      2,110,000   LEXINGTON COUNTY SC ONE SCHOOL FACILITIES CORPORATION
                  INSTALLMENT PURCHASE LEXINGTON COUNTY SCHOOL DISTRICT
                  # 1 (EDUCATION REVENUE)                                                5.25      12/01/2024            2,320,916
      2,340,000   LEXINGTON COUNTY SC ONE SCHOOL FACILITIES CORPORATION
                  INSTALLMENT PURCHASE LEXINGTON COUNTY SCHOOL DISTRICT
                  # 1 (EDUCATION REVENUE)                                                5.25      12/01/2026            2,539,930
      2,000,000   LEXINGTON SC WATER & SEWER (WATER & SEWER TAX
                  REVENUE, NATL-RE INSURED)                                              5.50      04/01/2029            2,258,940
        500,000   LEXINGTON SC WATER & SEWER SERIES A (WATER & SEWER
                  TAX REVENUE, NATL-RE INSURED)                                          5.75      04/01/2020              506,970
      1,460,000   MYRTLE BEACH SC TAX INCREMENT MYRTLE BEACH AIR FORCE
                  BASE REDEVELOPMENT PROJECT SERIES A (SPECIAL TAX
                  REVENUE)                                                               5.25      10/01/2026            1,070,530
      2,500,000   MYRTLE BEACH SC TAX INCREMENT MYRTLE BEACH AIR FORCE
                  BASE REDEVELOPMENT PROJECT SERIES A (SPECIAL TAX
                  REVENUE)                                                               5.30      10/01/2035            1,641,000
        760,000   NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                  (LEASE REVENUE)                                                        5.25      12/01/2017              834,412

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
SOUTH CAROLINA (continued)
$     1,630,000   NORTH CHARLESTON SC SEWER DISTRICT SERIES A (WATER &
                  SEWER TAX REVENUE, NATL-RE INSURED)                                    6.38%     07/01/2012   $        1,702,274
        210,000   PIEDMONT SC MUNICIPAL POWER AGENCY (PRE-REFUNDED
                  REVENUE, FGIC INSURED)                                                 6.75      01/01/2019              277,643
        290,000   PIEDMONT SC MUNICIPAL POWER AGENCY SERIES A
                  (PRE-REFUNDED REVENUE, FGIC INSURED)                                   6.50      01/01/2014              341,426
        590,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR CALHOUN
                  SCHOOL DISTRICT SC SCHOOL PROJECT (LEASE REVENUE,
                  RADIAN INSURED)                                                        5.00      12/01/2012              615,341
        150,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON
                  SCHOOL DISTRICT SC SCHOOL PROJECT (LEASE REVENUE,
                  ASSURED GUARANTY)                                                      5.00      12/01/2015              169,434
      5,000,000   SOUTH CAROLINA EDUCATION ASSISTANCE AUTHORITY STUDENT
                  LOAN SERIES I (STUDENT LOAN REVENUE)                                   5.10      10/01/2029            5,223,850
      3,500,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                  AUTHORITY MORTGAGE SERIES A-2 (HOUSING REVENUE)                        5.30      07/01/2023            3,692,500
        535,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                  AUTHORITY MORTGAGE SERIES A-2 (HOUSING REVENUE, FSA
                  INSURED)                                                               6.35      07/01/2019              542,779
        280,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                  AUTHORITY MORTGAGE SERIES B-1 (HOUSING REVENUE, FSA
                  INSURED)                                                               5.75      07/01/2015              281,358
      1,600,000   SOUTH CAROLINA JOBS EDFA HOSPITAL FACILITIES
                  GEORGETOWN MEMORIAL HOSPITAL (HOSPITAL REVENUE)                        6.00      11/01/2014            1,620,112
      7,500,000   SOUTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY
                  STUDENT LOAN SERIES I (STUDENT LOAN REVENUE)                           5.00      10/01/2024            7,899,900
      1,530,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL
                  APPRECIATION LANDFILL GAS PROJECT (RESOURCE RECOVERY
                  REVENUE)##                                                             5.70      10/01/2030              497,112
      1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL
                  APPRECIATION LANDFILL GAS PROJECT (RESOURCE RECOVERY
                  REVENUE)##                                                             5.64      10/01/2031              570,575
      1,300,000   UNIVERSITY OF SOUTH CAROLINA ATHLETIC FACILITIES
                  (EDUCATION REVENUE, AMBAC INSURED)                                     5.50      05/01/2018            1,404,871
                                                                                                                       110,479,472
                                                                                                                ------------------
SOUTH DAKOTA: 0.41%
      2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX
                  REVENUE)                                                               5.50      05/01/2019            1,680,020
      1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX
                  REVENUE)                                                               5.60      05/01/2020            1,190,362
        315,000   SISSETON-WAHPETON SIOUX TRIBE LAKE TRAVERSE
                  RESERVATION SD (MISCELLANEOUS REVENUE)                                 7.00      11/01/2013              293,013
      1,290,000   SISSETON-WAHPETON SIOUX TRIBE LAKE TRAVERSE
                  RESERVATION SD (MISCELLANEOUS REVENUE)                                 7.00      11/01/2023              997,351
        285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS
                  INCORPORATED PROJECT SERIES A (UTLITIES REVENUE,
                  LASALLE BANK NA LOC)                                                   5.00      04/01/2011              290,498
        300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS
                  INCORPORATED PROJECT SERIES A (UTLITIES REVENUE,
                  LASALLE BANK NA LOC)                                                   5.25      04/01/2012              315,759
        320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS
                  INCORPORATED PROJECT SERIES A (UTLITIES REVENUE,
                  LASALLE BANK NA LOC)                                                   5.25      04/01/2013              345,795
        370,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT
                  SERIES B (IDR)                                                         5.00      04/01/2014              404,780
        595,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT
                  SERIES A (IDR)                                                         5.50      04/01/2018              607,769
      3,310,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM SPEARFISH
                  FOREST SERIES A (MISCELLANEOUS REVENUE)                                5.88      04/01/2028            3,475,401
      1,000,000   SOUTH DAKOTA HEFA SANFORD HEALTH (HOSPITAL REVENUE)                    5.50      11/01/2040            1,042,780
                                                                                                                        10,643,528
                                                                                                                ------------------
TENNESSEE: 1.94%
      2,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION
                  (UTILITIES REVENUE)                                                    5.00      12/15/2015            2,114,560
      9,055,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY
                  (MISCELLANEOUS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.               1.20      06/01/2032            9,055,000
      9,200,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS SERIES
                  2006A (UTILITIES REVENUE)                                              5.25      09/01/2019            9,672,328

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TENNESSEE (continued)
$     3,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS SERIES A
                  (UTILITIES REVENUE)                                                    5.25%     09/01/2018   $        3,166,170
      7,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS SERIES C
                  (UTILITIES REVENUE)                                                    5.00      02/01/2021            7,269,290
      5,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS SERIES C
                  (UTILITIES REVENUE)                                                    5.00      02/01/2025            5,139,050
      2,085,000   TENNESSEE ENERGY ACQUISITION CORPORATION GAS SERIES C
                  (UTILITIES REVENUE)                                                    5.25      09/01/2026            2,146,299
        500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTLITIES REVENUE)                                                     5.00      09/01/2015              529,370
      3,015,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTLITIES REVENUE)                                                     5.00      09/01/2016            3,158,333
      1,935,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTLITIES REVENUE)                                                     5.25      09/01/2017            2,048,333
      2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTLITIES REVENUE)                                                     5.00      02/01/2022            2,071,720
      3,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                  (UTLITIES REVENUE)                                                     5.00      02/01/2018            3,665,340
                                                                                                                        50,035,793
                                                                                                                ------------------
TEXAS: 12.26%
      5,000,000   ALLIANCE AIRPORT AUTHORITY INCORPORATED SPECIAL
                  OBLIGATION (AIRPORT REVENUE)                                           4.85      04/01/2021            5,065,000
     11,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES
                  A (SALES TAX REVENUE, NATL-RE INSURED)                                 5.00      08/15/2034           11,505,635
      1,005,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED
                  CONVENTION CENTER SECOND TIER SERIES B (IDR) ++                        6.00      01/01/2011            1,007,050
      5,000,000   AUSTIN TX LOWER COLORADO RIVER AUTHORITY SERIES A
                  (MISCELLANEOUS REVENUE)                                                7.25      05/15/2037            5,632,450
      3,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                  APPRECIATION (TOLL ROADS REVENUE)##                                    5.93      01/01/2026            1,230,330
      3,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                  APPRECIATION (TOLL ROADS REVENUE)##                                    6.03      01/01/2027            1,142,310
      4,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                  APPRECIATION (TOLL ROADS REVENUE)##                                    6.46      01/01/2031            1,105,840
      1,250,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                  APPRECIATION (TOLL ROADS REVENUE)##                                    6.75      01/01/2035              250,438
      1,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                  APPRECIATION (TOLL ROADS REVENUE)##                                    6.81      01/01/2040              141,410
        400,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY SENIOR LIEN
                  (TOLL ROADS REVENUE, NATL-RE & FGIC INSURED)+/-SS.##                   2.82      01/01/2016              344,812
      2,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY SENIOR LIEN
                  (TRANSPORTATION REVENUE)                                               5.75      01/01/2025            2,131,220
      2,225,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY SENIOR LIEN
                  (TRANSPORTATION REVENUE)##                                             6.09      01/01/2028              790,365
      4,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY SENIOR LIEN
                  (TRANSPORTATION REVENUE)##                                             6.17      01/01/2029            1,319,320
        150,000   CLIFTON TX HIGHER EDUCATION FINANCE CORPORATION
                  TEJANO CENTER COMMUNITY RAUL SERIES A (MISCELLANEOUS
                  REVENUE)                                                               7.75      02/15/2018              177,455
     10,000,000   DALLAS TX AUSTIN TRUST VARIABLE CERTIFICATES SERIES
                  08-1163-1 (SPECIAL TAX REVENUE)(H)                                     5.25      12/01/2038           10,950,800
     10,000,000   DALLAS TX AUSTIN TRUST VARIABLE CERTIFICATES SERIES
                  08-1163-2 (SPECIAL TAX REVENUE)(H)                                     5.25      12/01/2043           10,769,300
     10,000,000   DALLAS TX AUSTIN TRUST VARIABLE CERTIFICATES SERIES
                  08-1163-3 (SPECIAL TAX REVENUE)(H)                                     5.25      12/01/2048           10,706,300
     10,000,000   DALLAS TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                  (GO LOCAL)                                                             6.38      02/15/2034           12,425,700
     11,300,000   DALLAS-FORT WORTH TX INTERNATIONAL AIRPORT SERIES A
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.50      11/01/2020           11,997,097
      5,000,000   DALLAS-FORT WORTH TX INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     6.25      11/01/2028            5,018,500
      1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.25      10/01/2016            1,272,780
        825,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.50      10/01/2016              927,886
        755,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.25      10/01/2017              792,388
      1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.50      10/01/2019            1,459,388
      1,750,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.75      10/01/2025            1,855,455
      4,575,000   GULF COAST TX WASTE DISPOSAL AUTHORITY ENVIROMENTAL
                  IMPROVEMENT INTERNATIONAL PAPER SERIES A (IDR)                         6.10      08/01/2024            4,643,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$    11,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                  CORPORATION HOSPITAL MEMORIAL HERMANN HEALTH CARE
                  SYSTEMS SERIES B (HOSPITAL REVENUE)                                    7.25%     12/01/2035   $       12,706,100
        500,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                  CORPORATION MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES
                  A (HCFR, NATL-RE INSURED)                                              6.00      06/01/2013              549,460
      1,400,000   HOUSTON TX  WATER CONVEYANCE COP SERIES H (LEASE
                  REVENUE, AMBAC INSURED)                                                7.50      12/15/2015            1,709,232
      7,725,000   HOUSTON TX AIRPORT SYSTEM SERIES C (AIRPORT REVENUE,
                  XLCA INSURED)+/-SS.(A)                                                 0.51      07/01/2032            6,910,024
      1,000,000   HOUSTON TX WATER CONVEYANCE SYSTEMS COP SERIES H
                  (LEASE REVENUE, AMBAC INSURED)                                         7.50      12/15/2014            1,194,430
        750,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION
                  SERIES A (MISCELLANEOUS REVENUE)                                       6.25      02/15/2017              827,670
      2,415,000   LEWISVILLE TX COMBINATION CONTRACT (SPECIAL
                  ASSESSMENT REVENUE)                                                    6.75      10/01/2032            2,531,910
      5,000,000   LOWER COLORADO RIVER TEXAS AUTHORITY SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.50      05/15/2037            5,480,750
      1,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL ALLIED WASTE INCORPORATED PROJECT
                  SERIES A (IDR)                                                         5.20      04/01/2018            1,008,690
     24,500,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY INCOMING
                  STUDENT LOAN SERIES A-2 (STUDENT LOAN REVENUE)+/-SS.                   1.46      07/01/2030           24,480,155
      4,000,000   RED RIVER TX EDUCATION FINANCE CORPORATION RB PARISH
                  DAY SCHOOL PROJECT SERIES 2001-A (EDUCATION REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.85      12/01/2031            4,000,000
      4,640,000   RED RIVER TX EDUCATION FINANCE CORPORATION RB PARISH
                  EPISCOPAL SCHOOL PROJECT SERIES 2004 (EDUCATION
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              1.85      12/01/2034            4,640,000
      7,865,000   SABINE RIVER TX AUTHORITY PCR TXU ELECTRIC COMPANY
                  PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                     5.75      05/01/2030            7,491,413
      1,735,000   SAN LEANNA TX EDUCATION FACILITIES CORPORATION SAINT
                  EDWARDS UNIVERSITY PROJECT (EDUCATION REVENUE)                         5.13      06/01/2022            1,795,257
      1,000,000   SAN LEANNA TX EDUCATION FACILITIES CORPORATION SAINT
                  EDWARDS UNIVERSITY PROJECT (EDUCATION REVENUE)                         5.13      06/01/2023            1,029,390
        750,000   SAN LEANNA TX EDUCATION FACILITIES CORPORATION SAINT
                  EDWARDS UNIVERSITY PROJECT (EDUCATION REVENUE)                         5.13      06/01/2024              766,298
        415,754   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION
                  MORTGAGE-BACKED SECURITIES PG SERIES B (HOUSING
                  REVENUE, GNMA/FNMA INSURED)                                            6.30      10/01/2035              433,149
        773,699   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION
                  MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE,
                  GNMA/FNMA INSURED)                                                     6.00      02/01/2036              824,670
      8,400,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES
                  FINANCE CORPORATION (CONTINUING CARE RETIREMENT
                  COMMUNITY REVENUE)                                                     6.38      11/01/2036            3,250,548
      1,400,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES
                  FINANCE CORPORATION AIR FORCE VILLAGE OBLIGATION
                  GROUP (CONTINUING CARE RETIREMENT COMMUNITY REVENUE)                   5.00      05/15/2017            1,429,190
      9,900,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES
                  FINANCE CORPORATION TEXAS HEALTH RESOURCES SERIES A
                  (HOSPITAL REVENUE)                                                     5.00      02/15/2023           10,372,329
      5,915,000   TEXAS GAS SUPPLY SA ENERGY ACQUISITION PUBLIC
                  FACILITIES CORPORATION (UTILITIES REVENUE)                             5.50      08/01/2021            6,404,821
      7,810,000   TEXAS GAS SUPPLY SA ENERGY ACQUISITION PUBLIC
                  FACILITIES CORPORATION (UTILITIES REVENUE)                             5.50      08/01/2023            8,483,613
      4,760,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  BMA INDEX RATE (UTILITIES REVENUE)                                     5.25      12/15/2024            4,840,825
     18,610,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  I SENIOR LIEN SERIES D (UTLITIES REVENUE)                              5.63      12/15/2017           20,034,782
      4,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  I SERIES D (UTILITIES REVENUE)                                         6.25      12/15/2026            4,474,560
      1,250,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  I SUB LIEN SERIES C (UTLITIES REVENUE)+/-SS.                           1.65      12/15/2026              897,575
      6,945,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES A (MISCELLANEOUS REVENUE)+/-SS.                                 0.90      09/15/2017            6,578,026

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$     5,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES A (UTILITIES REVENUE)+/-SS.                                     0.82%     09/15/2027   $        3,920,950
     33,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES B (UTILITIES REVENUE)+/-SS.                                     0.74      09/15/2017           31,975,415
      3,500,000   TEXAS MUNICIPAL GAS ACQUISITION & VARIOUS SENIOR LIEN
                  SERIES B (UTLITIES REVENUE)+/-SS.                                      0.90      12/15/2026            2,412,970
         40,000   TEXAS MUNICIPAL POWER AGENCY (PRE-REFUNDED REVENUE,
                  NATL-RE INSURED)##                                                     1.46      09/01/2015               37,212
      7,450,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION
                  CORPORATION LBJ INFRASTRUCTURE PROJECT(TRASNPORTATION
                  REVENUE)                                                               7.50      06/30/2032            8,543,809
     12,450,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION
                  CORPORATION LBJ INFRASTRUCTURE PROJECT(TRASNPORTATION
                  REVENUE)                                                               7.50      06/30/2033           14,257,616
        965,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION
                  UPLIFT EDUCATION SERIES A (MISCELLANEOUS REVENUE)                      5.75      12/01/2027              977,912
        880,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION
                  UPLIFT EDUCATION SERIES A (MISCELLANEOUS REVENUE)                      5.88      12/01/2036              886,310
      2,260,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00      02/15/2018            2,301,607
        981,783   TRAVIS COUNTY TX HOUSING FINANCE CORPORATION SERIES A
                  (SFMR, GNMA INSURED)+/-SS.                                             6.35      10/01/2034              986,594
                                                                                                                       316,107,933
                                                                                                                ------------------
UTAH: 0.21%
      1,000,000   CARBON COUNTY UT SOLID WASTE DISPOSAL LAIDLAW
                  ENVIROMENTAL PROJECT SERIES A (SOLID WASTE REVENUE)                    7.45      07/01/2017            1,002,200
      1,665,000   SPANISH FORK CITY UT CHARTER SCHOOL AMERICAN
                  LEADERSHIP ACADEMY (MISCELLANEOUS REVENUE) ++                          5.55      11/15/2021            1,568,597
        950,000   UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN
                  SERIES A (PRIVATE SCHOOL REVENUE)                                      5.75      02/15/2022              899,090
         30,000   UTAH HOUSING FINANCE AGENCY SFHR SERIES C-2 (HOUSING
                  REVENUE, FHA INSURED)                                                  5.75      07/01/2021               30,290
         35,000   UTAH HOUSING FINANCE AGENCY SFHR SERIES E-1 (HOUSING
                  REVENUE, FHA INSURED)                                                  5.38      07/01/2018               35,258
      1,975,000   WEST VALLEY CITY UT CHARTER SCHOOL MONTICELLO ACADEMY
                  (PRIVATE SCHOOL REVENUE) ++                                            6.38      06/01/2037            1,809,949
                                                                                                                         5,345,384
                                                                                                                ------------------
VIRGIN ISLANDS: 1.36%
        435,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN
                  NOTE SERIES A (SEWER TAX REVENUE)                                      5.25      10/01/2018              465,015
        300,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN
                  NOTE SERIES A (SEWER TAX REVENUE)                                      5.25      10/01/2019              318,300
      2,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (MISCELLANEOUS
                  REVENUE)                                                               5.00      10/01/2017            2,192,700
      5,500,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (MISCELLANEOUS
                  REVENUE)                                                               5.00      10/01/2022            5,770,215
      4,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES
                  SERIES A (MISCELLANEOUS REVENUE)                                       5.00      10/01/2025            4,182,640
      5,750,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.75      10/01/2037            6,489,220
      1,500,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES B
                  (MISCELLANEOUS REVENUE)                                                5.00      10/01/2025            1,545,240
      8,860,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C
                  (MISCELLANEOUS REVENUE)                                                5.00      10/01/2018            9,657,932
      4,040,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C
                  (SPECIAL TAX REVENUE)                                                  5.00      10/01/2016            4,444,040
                                                                                                                        35,065,302
                                                                                                                ------------------
VIRGINIA: 2.17%
      1,765,000   ARLINGTON COUNTY VA IDA MFHR PATRICK HENRY APARTMENTS
                  PROJECT (HOUSING REVENUE, FNMA INSURED)                                6.05      11/01/2032            1,769,024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
VIRGINIA (continued)
$     3,810,000   ARLINGTON COUNTY VA IDA OGDEN MARTIN SYSTEMS OF
                  ALEXANDRIA & ARLINGTON PROJECT (RESOURCE RECOVERY
                  REVENUE, AGM INSURED)                                                  5.38%     01/01/2013   $        3,820,897
         90,000   BUENA VISTA VA IDA WATER & SEWER FACILITIES ROUTE 60
                  PROJECT (WATER & SEWER TAX REVENUE)                                    6.25      07/15/2011               90,159
      8,705,000   DULLES VA CDA SPECIAL ASSESSMENT DULLES TOWN CENTER
                  PROJECT (COMMUNITY DEVELOPMENT DISTRICT REVENUE)                       6.25      03/01/2026            8,602,803
        500,000   FAIRFAX COUNTY VA REDEVELOPMENT & HOUSING AUTHORITY
                  HOUSING FOR THE ELDERLY SERIES A (HOUSING REVENUE,
                  FHA INSURED)                                                           6.00      09/01/2016              501,240
        500,000   HARRISONBURG VA REDEVELOPMENT & HOUSING AUTHORITY
                  MFHR GREENS OF SALEM RUN PROJECT (HOUSING REVENUE,
                  FSA INSURED)                                                           6.20      04/01/2017              500,830
      3,750,000   HENRICO COUNTY VA IDA SOLID WASTE BROWNING FERRIS
                  INDUSTRIAL SOUTH ATLANTIC INCORPORATED SERIES A (IDR)                  5.88      03/01/2017            3,753,713
      1,000,000   KING & QUEEN COUNTY VA IDA AUTHORITY PUBLIC
                  FACILITIES LEASE KING & QUEEN COURTS COMPLEX SERIES A
                  (PUBLIC FACILITIES REVENUE)                                            5.63      07/15/2017            1,000,930
        245,000   LOUISA VA IDA ELECTRIC & POWER COMPANY PROJECT SERIES
                  A (UTILITIES REVENUE)+/-SS.                                            2.50      03/01/2031              246,899
      1,855,000   MARQUIS CDA VA (SPECIAL ASSESSMENT REVENUE)                            5.63      09/01/2018            1,497,486
      1,120,000   MONTGOMERY COUNTY VA IDA LEASE (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.50      01/15/2020            1,186,976
      2,794,000   REYNOLDS CROSSING CDA VA REYNOLDS CROSSING PROJECT
                  (SPECIAL ASSESSMENT REVENUE)                                           5.10      03/01/2021            2,711,298
      1,000,000   RICHMOND VA IDA STUDENT HOUSING UNIVERSITY REAL
                  ESTATE FOUNDATION (EDUCATION REVENUE)                                  5.45      01/01/2021            1,023,820
      3,670,000   ROANOKE VA IDA HOSPITAL CARILION HEALTH SYSTEMS
                  SERIES A (HOSPITAL REVENUE, NATL-RE INSURED)                           5.50      07/01/2018            3,842,013
        605,000   SUFFOLK VA REDEVELOPMENT & HOUSING AUTHORITY MFHR
                  HOPE VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
                  FNMA INSURED)                                                          5.10      02/01/2014              621,075
      1,125,000   VIRGINIA BIOTECHNOLOGY RESEARCH PARK IDA BIOTECH FIVE
                  PROJECT SERIES A (LEASE REVENUE, BRANCH BANK & TRUST
                  COMPANY LOC)                                                           5.25      10/01/2014            1,140,649
      1,300,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL
                  FACILITIES HAMPTON UNIVERSITY PROJECT (EDUCATION
                  REVENUE)                                                               5.00      04/01/2018            1,302,353
      3,000,000   VIRGINIA HDA COMMONWEALTH MORTGAGE SERIES A1 (HOUSING
                  REVENUE)                                                               4.80      10/01/2018            3,141,900
      3,100,000   VIRGINIA HDA COMMONWEALTH MORTGAGE SERIES A1 (HOUSING
                  REVENUE)                                                               4.85      04/01/2019            3,243,189
      3,100,000   VIRGINIA HDA COMMONWEALTH MORTGAGE SERIES A1 (HOUSING
                  REVENUE)                                                               4.85      10/01/2019            3,239,469
      2,225,000   VIRGINIA HDA RENTAL HOUSING SERIES D (HOUSING REVENUE)                 4.50      07/01/2023            2,248,719
      3,000,000   VIRGINIA PORT AUTHORITY COMMONWEALTH PORT FUNDING
                  PROJECT (TRANSPORTATION REVENUE)                                       5.50      07/01/2018            3,190,830
        210,000   VIRGINIA RESOURCE AUTHORITY INFRASTRUCTURE LOAN BOND
                  PROGRAM SERIES A (PRE-REFUNDED REVENUE, NATL-RE
                  INSURED)                                                               5.50      05/01/2016              217,755
      1,150,000   WATKINS CENTRE CDA VA (SPECIAL ASSESSMENT REVENUE)                     5.40      03/01/2020            1,142,410
      2,300,000   WINCHESTER VA IDA WINCHESTER MEDICAL CENTER
                  INCORPORATED (HOSPITAL REVENUE, AMBAC INSURED)+/-SS.                   5.50      01/01/2015            2,493,016
      3,200,000   WINCHESTER VA IDA WINCHESTER MEDICAL CENTER
                  INCORPORATED (HOSPITAL REVENUE, AMBAC INSURED)+/-SS.                   5.50      01/01/2015            3,468,544
                                                                                                                        55,997,997
                                                                                                                ------------------
WASHINGTON: 1.92%
      7,500,000   CHELAN COUNTY WA DEVELOPMENT CORPORATION PC ALCOA
                  INCORPORATED PROJECT (IDR)                                             5.85      12/01/2031            7,571,700
      2,250,000   PORT OF SUNNYSIDE WA (AIRPORT REVENUE)                                 6.63      12/01/2021            2,452,230
        605,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A
                  (MISCELLANEOUS REVENUE, ACA INSURED)                                   5.80      12/01/2015              535,213
        250,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                             5.50      06/01/2012              260,213
     19,865,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                             6.50      06/01/2026           20,524,121
     16,000,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY CATHOLIC
                  HEALTH INITIATIVES SERIES D (HOSPITAL REVENUE)(H)                      6.38      10/01/2016           18,158,400
                                                                                                                        49,501,877
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WEST VIRGINIA: 0.01%
$       215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT
                  SERIES A (TAX INCREMENTAL REVENUE)                                     5.00%     06/01/2015   $          212,872
                                                                                                                ------------------
WISCONSIN: 1.38%
        470,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (MISCELLANEOUS REVENUE)                                       5.13      08/01/2015              471,095
      1,500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (MISCELLANEOUS REVENUE)                                       5.63      08/01/2025            1,475,445
        800,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (MISCELLANEOUS REVENUE)                                       5.75      08/01/2035              767,304
      1,500,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC
                  INCORPORATED (HCFR)                                                    5.88      02/15/2039            1,559,670
      5,000,000   SUPERIOR WI LIMITED OBLIGATION MIDWEST ENERGY SERIES
                  E (TRANSPORTATION REVENUE, FGIC INSURED)                               6.90      08/01/2021            6,621,950
      2,800,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM
                  PROJECT (HOUSING REVENUE)+/-SS.                                        5.00      12/01/2027            2,894,752
      3,715,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  FORT HEALTH CARE INCORPORATED PROJECT (HOSPITAL
                  REVENUE)                                                               6.10      05/01/2034            3,756,385
      2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT
                  (EDUCATION REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.(A)                2.50      11/01/2017            2,400,000
      1,000,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED
                  A (HCFR)                                                               5.25      04/15/2024            1,052,090
      6,400,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED
                  B (HCFR)+/-SS.                                                         5.13      08/15/2027            7,039,360
        800,000   WISCONSIN STATE HEFA CHILDREN'S HOSPITAL WISCONSIN B
                  (HCFR)                                                                 5.38      08/15/2024              895,208
      7,000,000   WISCONSIN STATE HEFA SERIES M (HCFR, NATL-RE
                  INSURED)+/-SS.                                                         0.77      06/01/2019            6,592,725
                                                                                                                        35,525,984
                                                                                                                ------------------
WYOMING: 0.22%
      5,280,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR,
                  JPMORGAN CHASE BANK LOC)                                               4.65      12/01/2016            5,548,171
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,523,037,711)                                                                  2,600,704,973
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
SHORT-TERM INVESTMENTS: 1.04%
INVESTMENT COMPANIES: 0.94%
     24,195,312   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                  TRUST(L)(U)                                                            0.13                           24,195,312
                                                                                                                ------------------

    PRINCIPAL                                                                                   MATURITY DATE
---------------                                                                                 -------------
US TREASURY BILLS: 0.10%
        100,000   US TREASURY BILL###                                                    0.15      12/23/2010               99,965
      2,600,000   US TREASURY BILL###                                                    0.15      12/23/2010            2,599,074
                                                                                                                         2,699,039
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,894,351)                                                                         26,894,351
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,549,932,062)*                                                 101.93%                                  $    2,627,599,324
OTHER ASSETS AND LIABILITIES, NET                                       (1.93)                                         (49,827,294)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    2,577,772,030
                                                                       ------                                   ------------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(M) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED. SEE NOTE 2.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(L)  INVESTMENT IN AN AFFILIATE.

(U) RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,549,961,968 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $120,861,758
GROSS UNREALIZED DEPRECIATION    (43,224,402)
                                ------------
NET UNREALIZED APPRECIATION     $ 77,637,356

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MORTGAGE-BACKED SECURITIES: 1.96%
$    44,675,000   FHLMC MULTIFAMILY VRD CERTIFICATES (TE) SERIES M012 CLASS
                  A1A+/-SS.                                                              5.50%     08/15/2051   $       50,098,098
     24,000,000   FHLMC MULTIFAMILY VRD CERTIFICATES (TE) SERIES M012 CLASS
                  A1A1+/-(A)                                                             5.50%     08/15/2051           26,940,000
TOTAL MORTGAGE-BACKED SECURITIES (COST $74,881,427)                                                                     77,038,098
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 96.52%
ALABAMA: 1.81%
      3,410,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA
                  ELECTRIC COOPERATIVE INCORPORATE PROJECT SERIES C
                  (ELECTRIC REVENUE, AMBAC INSURED)+/-SS.(A)                             0.70      08/01/2016            3,264,772
     22,265,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY
                  COOPERATIVE PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC
                  INSURED)+/-SS.                                                         0.90      11/15/2038           22,265,000
      4,000,000   COURTLAND AL INDUSTRIAL DEVELOPMENT BOARD INTERNATIONAL
                  PAPER COMPANY PROJECT SERIES A(IDR)                                    5.00      11/01/2013            4,278,520
      1,150,000   EAST AL HEALTH CARE AUTHORITY SERIES B (HCFR REVENUE)                  4.63      09/01/2012            1,184,995
      3,000,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER
                  REVENUE, NATL-RE INSURED)                                              5.75      10/01/2012            3,009,750
        450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY
                  TAX REVENUE, AGM INSURED)                                              4.63      02/15/2012              444,825
        500,000   JEFFERSON COUNTY AL SERIES B8 (SEWER TAX REVENUE, AGM
                  INSURED)                                                               5.25      02/01/2016              479,990
        975,000   JEFFERSON COUNTY AL SERIES C10 (SEWER TAX REVENUE, AGM
                  INSURED)+/-SS.(A)                                                      0.39      02/01/2042              448,500
      2,650,000   JEFFERSON COUNTY AL SERIES C2 (SEWER TAX REVENUE, FGIC
                  INSURED)+/-SS.(A)                                                      0.71      02/01/2042            1,219,000
      8,750,000   JEFFERSON COUNTY AL SERIES C5 (SEWER TAX REVENUE, XLCA
                  INSURED)+/-SS.(A)                                                      0.77      02/01/2040            4,025,000
        525,000   JEFFERSON COUNTY AL SERIES C9 (SEWER TAX REVENUE, AGM
                  INSURED)+/-SS.(A)                                                      0.38      02/01/2042              241,500
      7,875,000   JEFFERSON COUNTY AL SUBSERIES B1C (SEWER TAX REVENUE, FGIC
                  INSURED)+/-SS.(A)                                                      0.77      02/01/2042            3,622,500
      9,755,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA POWER
                  COMPANY BARRY SERIES A (POWER REVENUE)+/-SS.                           4.75      06/01/2034           10,259,919
      1,500,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA POWER
                  COMPANY BARRY SERIES B (POWER REVENUE)+/-SS.                           4.88      06/01/2034            1,618,935
      1,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM HOSPITAL SERIES A
                  (HCFR)                                                                 4.00      09/01/2011            1,021,990
        800,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM HOSPITAL SERIES A
                  (HCFR)                                                                 5.00      09/01/2012              847,592
        380,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM HOSPITAL SERIES A
                  (HCFR)                                                                 5.00      09/01/2013              409,651
     10,030,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR,
                  REGIONS BANK LOC)+/-SS.                                                1.08      09/01/2031           10,030,000
      3,245,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE
                  PROJECT (OTHER REVENUE, WEST GEORGIA NATIONAL BANK
                  LOC)+/-SS.                                                             5.00      07/01/2037            2,107,628
                                                                                                                        70,780,067
                                                                                                                ------------------
ALASKA: 0.23%
        460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY
                  UNREFUNDED BALANCE SNETTISHAM 1ST (UTILITIES REVENUE,
                  AMBAC INSURED)                                                         6.00      01/01/2015              463,059
        500,000   ALASKA STUDENT LOAN CORPORATION (STUDENT LOAN REVENUE)                 5.00      06/01/2014              537,580
      8,080,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4018
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)+/-SS.                          0.40      04/01/2021            8,080,000
                                                                                                                         9,080,639
                                                                                                                ------------------
ARIZONA: 2.37%
      1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D
                  (HCFR)                                                                 5.00      01/01/2012            1,044,400
      2,570,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CATHOLIC
                  HEALTHCARE WEST SERIES E (HCFR)+/-SS.                                  5.00      07/01/2029            2,696,804
     21,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HCFR)+/-SS.                                         1.27      02/01/2042           19,656,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ARIZONA (continued)
$    15,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-SS.                                         1.12%     02/01/2042   $       13,964,035
      4,050,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST (OTHER
                  REVENUE, AMBAC INSURED)                                                4.25      07/01/2015            4,371,287
      3,840,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES
                  A (OTHER REVENUE, AMBAC INSURED)                                       5.50      07/01/2014            4,297,613
     15,000,000   ARIZONA SPORTS & TOURISM AUTHORITY (MISCELLANEOUS REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       2.00      07/01/2036           15,000,000
      2,300,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  FACILITY PROJECT (INCOME TAX REVENUE)                                  5.25      07/01/2015            2,469,073
      3,000,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION
                  SUB LIEN (WATER REVENUE)                                               4.75      10/01/2032            3,007,230
     10,635,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES B
                  (HCFR)+/-SS.                                                           5.00      07/01/2025           11,201,101
      2,000,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES A
                  (HCFR)                                                                 5.00      07/01/2013            2,163,220
      1,310,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES A
                  (HCFR)                                                                 5.00      07/01/2016            1,312,332
      2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT (LEASE
                  REVENUE)                                                               6.38      01/01/2019            2,970,780
      1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC PROJECT
                  (WATER REVENUE)                                                        5.50      12/01/2013            1,637,207
      1,000,000   SCOTTSDALE AZ IDA (HCFR)+/-SS.                                         1.42      05/01/2041              999,220
      1,540,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                               4.85      07/15/2014            1,544,435
      1,177,000   WATSON AZ COMMUNITY FACILITIES DISTRIBUTION (OTHER REVENUE)            5.10      07/01/2012            1,174,258
      1,244,000   WATSON AZ COMMUNITY FACILITIES DISTRIBUTION (OTHER REVENUE)            5.20      07/01/2013            1,230,042
      1,412,000   WATSON AZ COMMUNITY FACILITIES DISTRIBUTION (OTHER REVENUE)            5.30      07/01/2014            1,390,693
        886,076   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN
                  RESERVATION FORT APACHE TIMBER EQUIPMENT LEASE (OTHER
                  REVENUE)                                                               6.95      03/04/2012              862,541
                                                                                                                        92,992,646
                                                                                                                ------------------
ARKANSAS: 0.01%
        355,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC
                  HEALTH LABORATORY PROJECT (HCFR, AMBAC INSURED)                        3.90      12/01/2024              355,007
         40,000   FAYETTEVILLE AR CAPITAL IMPROVEMENTS (SALES TAX REVENUE,
                  AGM INSURED)                                                           4.13      11/01/2026               40,426
                                                                                                                           395,433
                                                                                                                ------------------
CALIFORNIA: 12.09%
      1,300,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                  CALIFORNIA BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                    2.95      07/01/2038            1,300,000
      2,190,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                  CALIFORNIA GEORGIANA BRUCE KIRBY PREPARATORY SCHOOL
                  (PRIVATE SCHOOL REVENUE, COMMERCIAL BANK CA LOC)+/-SS.                 3.85      02/01/2037            2,216,652
      3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                  CALIFORNIA MARIN ACADEMY PROJECT (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.55      07/01/2029            3,000,000
      2,185,000   ALAMEDA COUNTY CA COP CAPITAL APPRECIATION (LEASE REVENUE,
                  NATL-RE INSURED)##                                                     3.20      06/15/2014            1,940,848
      3,500,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE REVENUE,
                  NATL-RE INSURED)                                                       5.38      12/01/2014            3,675,280
     37,675,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT SERIES
                  2007 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.60      04/01/2039           37,675,000
     22,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF
                  LA VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                    2.40      03/01/2038           22,500,000
      1,000,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES L (HOUSING
                  REVENUE, FGIC INSURED)                                                 4.05      02/01/2014            1,012,790
     10,975,000   CALIFORNIA HFFA CALIFORNIA PRESBYTERIAN HOMES (HCFR)+/-SS.             1.60      07/01/2034           10,975,000
      4,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES F
                  (HCFR)+/-SS.                                                           5.00      07/01/2027            4,392,080
      3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G
                  (HCFR)+/-SS.                                                           5.00      07/01/2028            3,168,840
      2,500,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                     5.00      08/15/2012            2,658,875
     21,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                    1.85      09/01/2038           21,910,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    33,620,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  COLBURN SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         1.60%     08/01/2037   $       33,620,000
      7,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.85      09/01/2037            7,000,000
      7,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  PACIFIC GAS & ELECTRIC SERIES E (ELECTRIC REVENUE)+/-SS.               2.25      11/01/2026            7,033,460
     10,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARET EPISCOPAL SCHOOL SERIES 2008 (PRIVATE SCHOOLS
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.95      01/01/2038           10,625,000
      3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC
                  SCHOOL (EDUCATION REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.            2.95      05/01/2039            3,500,000
      3,750,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT (LEASE REVENUE)+/-SS.                             3.00      09/01/2014            3,838,575
     10,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         2.38      02/01/2039           10,102,900
      7,700,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES A (IDR,
                  NATL-RE INSURED)+/-SS.                                                 5.35      12/01/2016            7,956,641
      2,670,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL BROWNING FERRIS
                  INDUSTRIES (IDR, NATL-RE INSURED)                                      4.55      02/01/2015            2,728,126
      5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A (RESOURCE RECOVERY REVENUE)+/-SS.                             5.00      11/01/2038            5,295,200
      1,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES C (IDR)+/-SS.                                                   6.75      12/01/2027            1,007,730
        820,000   CALIFORNIA PCFA WEST COMPANY SERIES A (RESOURCE RECOVERY
                  REVENUE, BANK OF AMERICA NA LOC)                                       5.13      01/01/2014              821,648
         95,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY (RESOURCE
                  RECOVERY REVENUE)                                                      6.75      07/01/2011               99,107
     10,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY (RESOURCE
                  RECOVERY REVENUE)+/-SS.                                                1.30      08/01/2023            9,999,600
      8,500,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                  REVENUE)                                                               5.00      07/01/2016            8,702,555
      4,070,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS
                  INCORPORATED (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         2.95      05/01/2035            4,070,000
     18,660,000   CALIFORNIA STATEWIDE CDA CATHEDRAL HIGH SCHOOL PROJECT
                  (ALLIED IRISH BANK PLC LOC)+/-SS.                                      1.40      04/01/2033           18,660,000
      5,250,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES
                  A (RESOURCE RECOVERY REVENUE)                                          4.95      12/01/2012            5,498,798
      3,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL WASTE MANAGEMENT
                  INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                 1.88      04/01/2011            3,004,140
        720,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                  PROJECT (EDUCATION REVENUE)                                            4.60      11/01/2013              716,904
      6,135,000   CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE
                  SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                       2.95      07/01/2036            6,135,000
      5,000,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES
                  A (MISCELLANEOUS REVENUE, BANK OF NEW YORK LOC)+/-SS.                  2.40      06/01/2039            5,000,000
      1,850,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR
                  EARLY EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         2.95      09/01/2031            1,850,000
        750,000   CHINO ONTARIO UPLAND CA WATER FACILITIES AUTHORITY COP
                  AGUA DE LEJOS PROJECT (WATER REVENUE)                                  5.20      10/01/2015              765,083
     14,765,000   CITY OF FREMONT CA (LEASE REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             3.00      08/01/2038           14,765,000
      2,305,000   CULVER CITY CA RDFA (MISCELLANEOUS TAX REVENUE, AMBAC
                  INSURED)                                                               5.50      11/01/2014            2,378,760
      3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT # 2 (MISCELLANEOUS TAX REVENUE)                                4.45      10/01/2011            3,303,564
      7,325,000   EUREKA CA USD SERIES A (NATL-RE FGIC INSURED)##                        4.06      08/01/2018            5,338,973
      8,500,000   GILROY CA SCHOOL DISTRICT MEASURE P (EDUCATION REVENUE)                5.00      04/01/2013            9,105,455
     15,000,000   GOLDEN EMPIRE SCHOOLS  FINANCING AUTHORITY (LEASE REVENUE)             4.00      05/01/2012           15,699,900
      5,575,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                  ENHANCED ASSET-BACKED SERIES A (TOBACCO REVENUE, AMBAC
                  INSURED)                                                               5.00      06/01/2013            5,956,888
     15,000,000   KERN CA COMMUNITY COLLEGE DISTRICT COP (LEASE REVENUE)                 4.00      04/01/2014           15,619,500
      6,000,000   LAKESIDE CA USD ELECTION 2008 SERIES A (PROPERTY TAX
                  REVENUE)                                                               0.00      06/01/2014            5,329,020
        500,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      11/15/2012              528,330

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$       800,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00%     11/15/2014   $          862,072
     18,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION
                  NOTES SERIES A (EDUCATION REVENUE)                                     9.85      01/15/2013           21,544,380
      5,685,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.95      12/01/2035            5,685,000
      2,675,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.95      07/01/2037            2,675,000
        800,000   MONTEREY COUNTY CA COP REFINANCING PROJECT (AGM INSURED)               4.00      08/01/2013              861,104
     16,745,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.96      07/01/2017           14,326,185
     15,600,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.99      07/01/2019           12,330,552
     10,000,000   PITTSBURG CA PUBLIC FINANCE AUTHORITY WATER RRB SERIES
                  2008 (WATER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                  1.90      06/01/2035           10,000,000
      1,645,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                  PROJECT (TAX ALLOCATION REVENUE, AMBAC INSURED)                        5.50      05/01/2014            1,671,534
      2,485,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.75      11/01/2014            2,492,430
      2,975,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.88      11/01/2017            2,981,753
      4,090,000   PORT OF OAKLAND CA SERIES N (TRANSPORTATION REVENUE,
                  NATL-RE INSURED)                                                       5.00      11/01/2014            4,299,204
      3,070,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                  BUSINESS (SPECIAL ASSESSMENT REVENUE)                                  3.50      08/15/2013            3,113,103
      6,915,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.38      11/01/2014            7,300,027
      2,725,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE
                  REVENUE)                                                               5.00      11/01/2014            2,854,792
      7,640,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
                  AUTHORITY SUBORDINATE LIEN SACRAMENTO REGULATION SERIES C
                  (SEWER REVENUE, CREDIT AGRICOLE INDOSUEZ LOC)+/-SS.                    0.25      12/01/2030            7,640,000
      4,310,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.00      02/15/2014            4,661,050
      4,525,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.00      02/15/2015            4,959,264
        550,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
                  (MISCELLANEOUS REVENUE)                                                4.50      03/01/2011              550,182
        900,000   SAVANNA CA ELEMENTARY SCHOOL DISTRICT BOND ANTICIPATION
                  NOTES (PROPERTY TAX REVENUE)                                           4.00      05/01/2012              932,544
      2,000,000   SAVANNA CA ELEMENTARY SCHOOL DISTRICT CAPITAL APPRECIATION
                  (PROPERTY TAX REVENUE)##                                               2.80      05/01/2012            1,913,240
        500,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT SCHOOL
                  FACILITIES IMPROVEMENT DISTRICT # 2 CAPITAL APPRECIATION
                  WESTERN NEVADA SERIES B (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               3.36      08/01/2015              432,920
      1,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY NATIONAL GAS PROJECT
                  REVENUE SERIES A (NATURAL GAS REVENUE)                                 5.00      11/01/2013            1,087,450
        750,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT ELECTION 2004
                  SERIES A (PROPERTY TAX REVENUE)                                        6.50      08/01/2013              854,715
      1,000,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT ELECTION 2004
                  SERIES A (PROPERTY TAX REVENUE)                                        6.50      08/01/2014            1,177,460
        775,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            4.25      07/01/2011              789,229
        300,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.00      07/01/2012              315,789
      3,000,000   WHITTIER CA HEALTH FACILITY REVENUE PRESBYTERIAN
                  INTERCOMMUNITY HOSPITAL D (HOSPITAL REVENUE)                           5.00      06/01/2013            3,239,640
                                                                                                                       474,031,841
                                                                                                                ------------------
COLORADO: 1.62%
        195,000   COLORADO ECFA TWIN PEAKS CHARTER SCHOOL (OTHER REVENUE)                5.75      11/15/2018              210,263
      3,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  SERIES C-2 (HCFR)+/-SS.                                                4.00      10/01/2040            3,298,680
      4,900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  SERIES C-8 (HCFR)+/-SS.                                                4.10      09/01/2036            5,073,215
        125,000   COLORADO HEALTH FACILITIES PREREFUNDED HEALTH EVANGELICAL
                  (HCFR)                                                                 6.25      12/01/2010              126,241
     12,150,000   COLORADO SPRINGS CO UTILITIES SERIES B (UTILTIES
                  REVENUE)+/-SS.                                                         0.37      11/01/2036           12,150,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$     2,000,000   CONFLUENCE METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)                5.25%     12/01/2017   $        1,782,260
      1,600,000   DENVER CO CITY & COUNTY AIRPORT SERIES A (AIRPORT REVENUE,
                  AMBAC INSURED)                                                         6.00      11/15/2016            1,608,800
      1,975,000   DENVER CO CITY & COUNTY AIRPORT SERIES D (AIRPORT REVENUE,
                  AMBAC-TCRS INSURED)                                                    7.75      11/15/2013            2,144,909
      1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.00      09/01/2039            1,537,065
      7,685,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B (TOLL ROAD
                  REVENUE, NATL-RE INSURED)                                              3.21      09/01/2011            7,471,126
      9,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2
                  (TRANSPORTATION REVENUE, NATL-RE INSURED)+/-SS.                        5.00      09/01/2039            9,783,670
      1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                               5.38      12/01/2013            1,162,622
      9,415,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES
                  REVENUE)                                                               5.75      11/15/2018           10,147,487
      6,820,000   UNIVERSITY OF COLORADO ENTERPRISE SYSTEMS RRB SERIES
                  2007-A (COLLEGE & UNIVERSITY REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.47      06/01/2026            6,820,000
                                                                                                                        63,316,338
                                                                                                                ------------------
CONNECTICUT: 0.08%
      3,000,000   EASTERN CONNECTICUT RESOURCE RECOVERY AUTHORITY SOLID
                  WASTE WHEELABRATOR LISBON INCORPORATED PROJECT SERIES A
                  (IDR)                                                                  5.50      01/01/2014            3,009,690
        305,000   NAUGATUCK CT COP INCINERATION FACILITY PROJECT SERIES A
                  (LEASE REVENUE, AMBAC INSURED)                                         5.00      06/15/2015              316,935
                                                                                                                         3,326,625
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 1.42%
      2,900,000   DISTRICT OF COLUMBIA BOND ANTICIPATION NOTES PILOT ARTHUR
                  (OTHER REVENUE)                                                        4.00      12/01/2012            3,034,328
      6,400,000   DISTRICT OF COLUMBIA CHILDREN'S RESEARCH CENTER (OTHER
                  REVENUE, SUNTRUST BANK LOC)+/-SS.                                      0.67      04/01/2038            6,400,000
      1,980,000   DISTRICT OF COLUMBIA CONVENTION CENTER AUTHORITY SERIES A
                  (OTHER REVENUE, AMBAC INSURED)                                         5.00      10/01/2012            2,133,034
      7,300,000   DISTRICT OF COLUMBIA GEORGETOWN DAY SCHOOL ISSUES (PRIVATE
                  SCHOOLS REVENUE, SUNTRUST BANK LOC)+/-SS.                              0.62      07/01/2040            7,300,000
      1,150,000   DISTRICT OF COLUMBIA HFA SERIES B (HOUSING REVENUE)                    5.63      06/01/2035            1,202,670
      7,400,000   DISTRICT OF COLUMBIA JEWISH CAMPUS LIFE (OTHER REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      05/01/2027            7,400,000
     10,000,000   DISTRICT OF COLUMBIA POPULATION SERVICES INTERNATIONAL
                  (OTHER REVENUE, SUNTRUST BANK NA LOC)+/-SS.                            0.62      11/01/2042           10,000,000
     13,000,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-SS.                           0.62      04/01/2035           13,000,000
      5,000,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                  CORPORATION ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED
                  REVENUE)                                                               5.70      05/15/2012            5,126,550
                                                                                                                        55,596,582
                                                                                                                ------------------
FLORIDA: 5.50%
      2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION
                  LIMITED PROJECT (MFHR)                                                 4.25      01/01/2012            2,803,276
        270,000   BOYNTON BEACH FL UTILITY SYSTEM REFUNDING (WATER REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.00      11/01/2012              277,055
         95,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE, GNMA
                  INSURED)                                                               6.50      09/01/2022              106,230
        500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC
                  HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)                              5.50      08/15/2014              506,295
      5,000,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                               5.25      10/01/2011            5,016,850
      6,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (UTILTIES REVENUE)               6.00      10/01/2011            6,183,720
      2,170,000   CITRUS COUNTY FL COP (OTHER REVENUE)                                   4.00      04/01/2013            2,301,676
      1,400,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (MISCELLANEOUS REVENUE)                                                5.13      05/01/2016              532,420
      1,290,000   COOPER CITY FL UTILITY SYSTEM (ELECTRIC REVENUE)                       6.92      10/01/2013            1,047,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$     1,000,000   EMERALD COAST FL UTILITIES AUTHORITY REVENUE SERIES B
                  (UTILITIES REVENUE, NATL-RE FGIC INSURED)                              6.25%     01/01/2013   $        1,101,870
        420,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2
                  (HOUSING REVENUE, GNMA INSURED)                                        6.95      04/01/2024              433,373
      1,010,000   ESCAMBIA COUNTY FL UTILITIES AUTHORITY (UTILITIES REVENUE)             6.25      01/01/2015            1,128,392
      2,820,000   FLORIDA HOUSING FINANCE CORPORATION SERIES 2 (HOUSING
                  REVENUE)                                                               5.00      01/01/2035            2,860,411
      1,500,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.50      07/01/2014            1,573,680
      1,000,000   FLORIDA STATE DEPARTMENT OF CORRECTIONS COP OKEECHOBEE
                  CORRECTIONAL FACILITY PROJECT (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.00      03/01/2014            1,094,810
      6,030,000   GULF BREEZE FL LOCAL GOVERNMENT LOAN SERIES FG & H (OTHER
                  REVENUE)+/-SS.                                                         5.00      12/01/2020            6,053,457
        100,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE,
                  FGIC INSURED)+/-SS.                                                    5.30      12/01/2015              100,478
      1,135,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE,
                  FGIC INSURED)+/-SS.                                                    4.00      12/01/2020            1,120,801
        290,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT LOAN E TEND
                  12/01/15 (OTHER REVENUE, FGIC INSURED)+/-SS.                           5.55      12/01/2020              293,358
      2,000,000   GULF BREEZE FL SERIES B (OTHER REVENUE, FGIC INSURED)+/-SS.            4.25      12/01/2020            1,993,860
      2,225,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-SS.            4.00      12/01/2020            2,227,359
      1,070,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-SS.            4.00      12/01/2020            1,072,044
      1,000,000   HALIFAX HOSPITAL MEDICAL CENTER (HOSPITAL REVENUE)                     5.25      06/01/2016            1,091,220
      4,625,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY HEALTH
                  SERIES I (HCFR)                                                        4.50      11/15/2015            5,126,674
         15,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                  (HCFR)                                                                 5.00      11/15/2010               15,082
        385,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                  (HCFR)                                                                 5.00      11/15/2010              387,214
      2,045,000   HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SYSTEM D
                  PREREFUNDED (HCFR)                                                     5.38      11/15/2035            2,299,030
      4,575,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE)                 5.00      10/01/2016            4,872,741
      2,225,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE,
                  AMBAC INSURED)+/-SS.                                                   5.00      12/01/2034            2,325,259
      1,060,000   HILLSBOROUGH COUNTY FL PORT DISTRICT SERIES A (AIRPORT &
                  MARINA REVENUE, NATL-RE INSURED)                                       5.75      06/01/2016            1,128,444
     42,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (UTILITIES REVENUE)+/-SS.            1.37      10/01/2014           41,566,980
      3,000,000   LEE COUNTY FL AIRPORT REFUNDING SERIES A (AIRPORT REVENUE)             5.00      10/01/2014            3,308,910
      2,700,000   LEE COUNTY FL MEMORIAL  HEALTH SYSTEM SERIES A
                  (NURSINGHOME REVENUE, AGM INSURED)                                     5.75      04/01/2013            2,864,673
        750,000   LEE COUNTY FL SOLID WASTE SYSTEM REFUNDING (OTHER REVENUE,
                  NATL-RE INSURED)                                                       5.63      10/01/2013              777,090
        100,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUB-SERIES 2 (HOUSING
                  REVENUE, GNMA INSURED)                                                 6.50      11/01/2023              101,826
        325,000   MARION COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  AMBAC INSURED)                                                         5.00      06/01/2014              363,087
      1,000,000   MIAMI DADE COUNTY FL AVIATION (AIRPORT REVENUE)                        5.25      10/01/2014            1,002,420
      1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
                  UNIVERSITY OF MIAMI SERIES A (EDUCATION REVENUE)                       5.25      04/01/2016            1,132,860
      1,650,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
                  CHILDRENS SERIES A-2 (HCFR, NATL-RE INSURED)+/-SS.                     4.55      08/01/2046            1,739,678
     17,000,000   MIAMI DADE COUNTY FL IDA DOLPHINS STADIUM PROJECT SERIES D
                  (IDR)+/-SS.                                                            3.20      07/01/2032           17,000,000
      1,000,000   MIAMI DADE COUNTY FL IDR SERIES C (MISCELLANEOUS
                  REVENUE)+/-SS.                                                         3.20      07/01/2032            1,000,000
      4,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP (LEASE REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.25      10/01/2015            4,394,120
      4,530,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      08/01/2011            4,666,308
      1,600,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      08/01/2012            1,698,048
      7,760,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES A (LEASE
                  REVENUE, NATL-RE FGIC INSURED)                                         5.00      05/01/2012            8,186,567
      2,750,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.50      05/01/2030            2,810,280
     13,051,819   MIAMI DADE COUNTY FL SCHOOL BOARD MASTER EQUIPMENT LEASE 2
                  (LEASE REVENUE)                                                        3.59      03/03/2016           13,608,479

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$     1,450,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO
                  HEALTH INCORPORATED (HCFR)                                             5.00%     10/01/2013   $        1,570,423
      1,000,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO
                  HEALTH INCORPORATED (HCFR)                                             5.00      10/01/2014            1,092,070
      2,000,000   ORANGE COUNTY FL SALES TAX REVENUE REFUNDING SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                   5.13      01/01/2016            2,149,340
      7,000,000   ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY SUB SERIES
                  B-2 (TOLL ROAD REVENUE, SUNTRUST BANK LOC)+/-SS.                       0.38      07/01/2040            7,000,000
      2,215,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  FGIC INSURED)+/-SS.                                                    5.00      08/01/2025            2,290,930
        535,000   POLK COUNTY FL SCHOOL BOARD COP SERIES A (LEASE REVENUE,
                  AGM INSURED)                                                           3.00      01/01/2014              556,395
      1,935,000   POLK COUNTY FL SCHOOL BOARD COP SERIES A (LEASE REVENUE,
                  AGM INSURED)                                                           3.00      01/01/2015            2,007,059
      1,235,000   POLK COUNTY FL SCHOOL BOARD COP SERIES B (LEASE REVENUE,
                  AGM INSURED)                                                           3.00      01/01/2015            1,280,991
      1,000,000   SARASOTA COUNTY FL EDUCATIONAL FACILITIES SCHOOL ARTS &
                  SCIENCES PROJECT                                                       5.20      07/01/2017            1,033,710
        835,000   SOUTH LAKE COUNTY HOSPITAL DISTRICT (HOSPITAL REVENUE)                 4.00      10/01/2014              874,470
        920,000   SOUTH LAKE COUNTY HOSPITAL DISTRICT (HOSPITAL REVENUE)                 5.00      10/01/2015            1,001,098
     12,225,000   SOUTHEAST VOLUSIA FL HOSPITAL DISTRICT BERT FISH MEDICAL
                  CENTER ISSUE (HCFR, BANK OF AMERICA NA LOC)+/-SS.                      0.40      05/01/2022           12,225,000
      1,920,000   ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED
                  SERIES A (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-SS.              0.62      12/15/2026            1,920,000
      2,600,000   ST. JOHNS COUNTY FL WATER AND SEWER AUTHORITY SERIES A
                  (WATER & SEWER REVENUE)##                                              2.05      06/01/2013            2,461,056
      1,500,000   ST. JOHNS COUNTY FL WATER AND SEWER AUTHORITY SERIES A
                  (WATER & SEWER REVENUE)##                                              2.30      06/01/2014            1,378,110
      8,530,000   SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION (OTHER
                  REVENUE)+/-SS.                                                         0.38      07/01/2016            8,530,000
      4,885,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                  FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      07/01/2036            4,885,000
                                                                                                                       215,552,014
                                                                                                                ------------------
GEORGIA: 2.17%
      1,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)              5.50      11/01/2011            1,047,870
      8,500,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)              5.50      11/01/2012            9,247,915
      8,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)              5.50      11/01/2013            8,946,480
      5,000,000   ATLANTA GA SERIES B-2 (AIRPORT REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         2.27      01/01/2030            5,000,000
      2,500,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)            6.13      01/01/2012            2,533,375
      1,145,422   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE #
                  996-021203                                                             4.20      08/01/2013            1,153,497
        439,968   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE #
                  996-021203 SERIES B                                                    4.20      08/01/2013              440,606
      2,500,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES AUTHORITY
                  LENBROOK PROJECT SERIES A (HFRC)                                       5.00      07/01/2017            2,420,500
        332,521   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                4.20      03/01/2013              333,043
      5,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL
                  REVENUE, NATL-RE INSURED)                                              5.75      07/01/2014            5,064,750
      6,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL
                  REVENUE, NATL-RE INSURED)                                              5.75      07/01/2015            6,076,260
      4,710,952   HENRY COUNTY GA MASTER STATE MUNICIPAL LOAN 144A (OTHER
                  REVENUE)                                                               4.09      04/24/2016            4,763,903
      4,000,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A
                  (UTILITIES REVENUE)                                                    5.00      03/15/2014            4,301,240
        820,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B (ELECTRIC
                  REVENUE)                                                               5.00      03/15/2012              855,112
      5,825,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B
                  (UTILITIES REVENUE)                                                    5.00      03/15/2013            6,166,636
      5,050,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B
                  (UTILITIES REVENUE)                                                    5.00      03/15/2015            5,419,155
     15,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY (IDR)+/-SS.                     0.42      10/01/2048           15,000,000
      1,000,000   PIKE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                         5.70      02/01/2016            1,088,840
      1,525,000   PUBLIC GAS PARTNERS INCORPORATED GA SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      10/01/2013            1,682,563
      3,000,000   PUBLIC GAS PARTNERS INCORPORATED GA SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      10/01/2014            3,370,020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
GEORGIA (continued)
$       196,064   PUTNAM COUNTY GA SCHOOL DISTRICT (LEASE REVENUE)                       4.20%     03/01/2013   $          196,372
                                                                                                                        85,108,137
                                                                                                                ------------------
GUAM: 0.01%
        500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A
                  (OTHER REVENUE)                                                        5.00      12/01/2012              527,315
                                                                                                                ------------------
HAWAII: 0.20%
        645,000   HAWAII STATE HARBOR SYSTEMS SERIES A (MARINA REVENUE)                  5.00      01/01/2013              688,725
      2,250,000   STATE OF HAWAII AIRPORTS SYSTEM REFUNDING SERIES B
                  (AIRPORT REVENUE)                                                      5.00      07/01/2012            2,385,878
      4,545,000   STATE OF HAWAII DEPARTMENT OF BUDGET & FINANCE HAWAIIAN
                  ELECTRIC COMPANY SERIES A (ELECTRIC REVENUE, NATL-RE
                  INSURED)                                                               4.95      04/01/2012            4,723,619
                                                                                                                         7,798,222
                                                                                                                ------------------
IDAHO: 0.06%
       2,130,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (HOUSING
                  REVENUE)                                                               6.25      07/01/2038            2,237,459
                                                                                                                ------------------
ILLINOIS: 5.86%
      1,050,000   AURORA IL (TAX INCREMENT REVENUE)                                      5.00      12/30/2010            1,052,258
      1,560,000   AURORA IL SERIES B (MISCELLANEOUS TAX REVENUE)                         4.90      12/30/2011            1,564,462
         70,000   CHICAGO IL (AIRPORT REVENUE, AMBAC INSURED)                            5.50      01/01/2016               70,000
      9,125,000   CHICAGO IL BOARD OF EDUCATION FLOATS PAYMENTS 3624
                  (PROPERTY TAX REVENUE, AMBAC INSURED)+/-SS.                            0.47      12/01/2027            9,125,000
        600,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)            4.50      12/01/2012              616,452
        360,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)            5.00      12/01/2014              373,680
      9,120,000   CHICAGO IL DEVELOPMENT FINANCE AUTHORITY PEOPLES GAS LIGHT
                  COKE SERIES B (IDR)+/-SS.                                              3.75      02/01/2033            9,169,886
      2,580,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, AGM HUD
                  LOAN)                                                                  5.00      07/01/2013            2,836,529
      2,265,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, AGM HUD
                  LOAN)                                                                  5.00      07/01/2014            2,542,145
        385,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT
                  SERIES A (TAX REVENUE, ACA INSURED)                                    5.00      11/15/2010              386,070
      1,230,000   CHICAGO IL MOTOR FUEL TAX REVENUE (FUEL SALES TAX REVENUE,
                  AMBAC INSURED)                                                         5.38      01/01/2014            1,314,218
     15,875,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SECOND LIEN
                  GENERAL AIRPORT (AIRPORT & MARINA REVENUE, AMBAC INSURED)              5.50      01/01/2018           16,079,153
      1,500,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE)              5.00      01/01/2016            1,653,930
      2,000,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE)              5.00      01/01/2017            2,280,240
      1,785,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)            5.38      01/01/2013            1,881,658
      1,335,000   CICERO IL SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)                5.00      01/01/2014            1,405,234
      2,725,000   CICERO IL SERIES A (PROPERTY TAX, XLCA INSURED)                        5.00      01/01/2015            2,878,445
        380,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY
                  TAX, ASSURED GTY)                                                      4.00      12/15/2012              396,196
      4,195,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY
                  TAX, ASSURED GTY)                                                      4.00      12/15/2013            4,417,838
      2,540,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY
                  TAX, ASSURED GTY)                                                      4.50      12/15/2014            2,736,266
      2,000,000   COOK COUNTY IL SERIES A (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                               6.25      11/15/2012            2,187,940
      2,535,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH
                  (OTHER REVENUE)                                                        4.00      02/15/2013            2,608,363
        200,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH
                  (OTHER REVENUE)+/-SS.                                                  5.50      11/15/2013              221,194
      4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH
                  (OTHER REVENUE)                                                        5.00      05/15/2014            4,866,300
      2,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH
                  (OTHER REVENUE)                                                        5.00      02/15/2015            2,680,150
      3,500,000   ILLINOIS FINANCE AUTHORITY ADVOCATE HEALTH SUBSERIES C3B
                  (HCFR)+/-SS.                                                           4.38      11/01/2038            3,745,245
      2,225,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-SS.                     3.50      10/01/2026            2,239,997
      7,000,000   ILLINOIS FINANCE AUTHORITY GAS SUPPLY PEOPLES GAS & COKE
                  COMPANY SERIES A (UTILITIES REVENUE)+/-SS.                             4.30      06/01/2035            7,391,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$     1,425,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                  REHABILITATION SERIES A (HCFR, GO OF PARTICIPANTS)                     4.80%     07/01/2011   $        1,423,746
        990,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                  REHABILITATION SERIES A (HCFR, GO OF PARTICIPANTS)                     4.85      07/01/2012              995,544
        670,000   ILLINOIS FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM
                  (HCFR)                                                                 4.00      04/01/2013              704,820
        655,000   ILLINOIS FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM
                  (HCFR)                                                                 4.00      04/01/2014              692,381
        555,000   ILLINOIS FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM
                  (HCFR)                                                                 4.00      04/01/2015              588,783
      8,000,000   ILLINOIS FINANCE AUTHORITY REVENUE RESURRECTION HEALTH
                  (HCFR)                                                                 5.00      05/15/2013            8,336,560
      3,250,000   ILLINOIS FINANCE AUTHORITY REVENUE RESURRECTION HEALTH
                  (HCFR)                                                                 5.00      05/15/2014            3,394,203
        900,000   ILLINOIS FINANCE AUTHORITY REVENUE ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)                                 5.00      04/01/2015              942,417
      1,430,000   ILLINOIS FINANCE AUTHORITY REVENUE UNIVERSITY OF CHICAGO
                  SYSTEM (HCFR, NATL-RE INSURED)                                         5.00      08/15/2015            1,473,629
      1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                  HOSPITAL (HCFR)                                                        5.50      10/01/2010            1,050,105
        500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, NATL-RE
                  INSURED)                                                               5.50      11/15/2010              501,395
      5,000,000   ILLINOIS SERIES A (GO STATE)                                           5.00      10/01/2016            5,335,800
      5,000,000   ILLINOIS STATE (OTHER REVENUE)                                         5.38      12/01/2014            5,393,200
      4,500,000   ILLINOIS STATE (OTHER REVENUE)                                         5.50      05/01/2015            5,082,885
     10,000,000   ILLINOIS STATE (OTHER REVENUE)                                         5.00      09/01/2015           11,117,500
     10,000,000   ILLINOIS STATE (OTHER REVENUE)                                         5.00      09/01/2016           10,871,500
     11,000,000   ILLINOIS STATE SERIES B (OTHER REVENUE)+/-SS.                          2.75      10/01/2033           11,000,000
      1,800,000   LAKE COUNTY IL FOREST PRESERVATION DISTRICT SERIES A
                  (PROPERTY TAX REVENUE)+/-SS.                                           0.65      12/15/2016            1,661,814
     18,720,000   REGIONAL TRANSPORTATION AUTHORITY (SALES TAX REVENUE, GO
                  OF AUTHORITY INSURED)+/-SS.                                            1.40      06/01/2025           18,720,000
     14,000,000   STATE OF ILLINOIS (OTHER REVENUE)                                      3.00      04/15/2011           14,119,700
     20,000,000   STATE OF ILLINOIS (OTHER REVENUE)                                      3.00      05/20/2011           20,213,200
      5,800,000   UNIVERSITY OF ILLINOIS COP INFRASTRUCTURE PROJECT (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      08/15/2013            6,325,306
      6,275,000   UNIVERSITY OF ILLINOIS COP INFRASTRUCTURE PROJECT (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      08/15/2014            6,970,207
        150,000   UPPER IL RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                  HOSPITAL (HCFR)                                                        6.05      12/01/2011              155,511
        500,000   WINNEBAGO & BOONE COUNTIES IL SCHOOL DISTRICTS (OTHER
                  REVENUE)##                                                             2.65      02/01/2015              445,700
      3,600,000   WINNEBAGO COUNTY IL SCHOOL DISTRICT #122 CAPITAL
                  APPRECIATION (PROPERTY TAX REVENUE, AGM INSURED)##                     2.39      01/01/2014            3,330,144
                                                                                                                       229,566,549
                                                                                                                ------------------
INDIANA: 3.28%
        765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                  (LEASE REVENUE, NATL-RE INSURED)                                       6.25      07/05/2016              871,565
      4,325,000   BOONE COUNTY IN REDEVELOPMENT DISTRICT BOND ANTICIPATION
                  NOTES (PUBLIC FACILITIES REVENUE)                                      4.00      05/15/2013            4,327,076
      4,040,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-SS.             0.77      10/15/2010            4,034,829
      2,000,000   INDIANA BOND BANK COMMON FUND FDG-B (OTHER REVENUE,
                  NATL-RE INSURED)                                                       5.00      02/01/2013            2,124,100
      2,000,000   INDIANA BOND BANK COMMON SCHOOL FUND ADVANCE PURCHASE
                  FUNDING SERIES B (OTHER REVENUE, NATL-RE INSURED)                      5.00      08/01/2013            2,147,560
      4,810,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (UTILITIES GAS
                  REVENUE)                                                               5.25      10/15/2016            5,244,776
      1,250,000   INDIANA DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT (OTHER REVENUE)+/-SS.                             4.70      10/01/2031            1,307,838
     10,000,000   INDIANA FINANCE AUTHORITY CLARIAN HEALTH SERIES B (HCFR,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.50      03/01/2033           10,000,000
      1,895,000   INDIANA FINANCE AUTHORITY HEALTH & EDUCATION FACILITIES
                  FINANCING AUTHORITY ASCENSION HEALTH SERIES B-2 (HOSPITAL
                  REVENUE)                                                               5.00      03/01/2015            2,057,591
      1,810,000   INDIANA FINANCE AUTHORITY HOSPITAL FLOYD MEMORIAL HOSPITAL
                  & HEALTH REFUNDING (HOSPITAL REVENUE)                                  5.00      03/01/2014            1,952,881
     15,000,000   INDIANA HEFA ASCENSION HEALTH SERIES B3 (HCFR)+/-SS.                   1.93      11/15/2031           15,000,000
        135,000   INDIANA HFFA (OTHER REVENUE)                                           5.50      11/15/2010              135,863
     56,940,000   INDIANA HFFA ASCENSION HEALTH SERIES B2 (OTHER
                  REVENUE)+/-SS.                                                         1.93      11/15/2046           56,940,000
      2,000,000   INDIANA PORT COMMISSION CARGILL INCORPORATED PROJECT (IDR)             4.10      05/01/2012            2,063,420
      4,500,000   JASPER COUNTY IN PCR NORTHERN SERIES B (IDR, NATL-RE
                  INSURED)                                                               5.20      06/01/2013            4,806,045
        280,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (LEASE
                  REVENUE)                                                               4.00      08/15/2012              291,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
INDIANA (continued)
$       135,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (LEASE
                  REVENUE)                                                               4.00%     08/15/2012   $          140,424
     10,000,000   PLAINFIELD IN REDEVELOPMENT DISTRICT RONALD REAGAN
                  CORRIDOR PROJECT (OTHER REVENUE)+/-SS.                                 4.88      02/01/2035           10,083,500
      5,000,000   UNIVERSITY OF SOUTHERN INDIANA AUXILARY SYSTEM (COLLEGE &
                  UNIVERSITY REVENUE)                                                    5.50      10/01/2015            5,180,250
                                                                                                                       128,708,968
                                                                                                                ------------------
IOWA: 0.82%
      4,300,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                  LOAN REVENUE)                                                          4.00      12/01/2013            4,511,732
     20,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 3 (STUDENT
                  LOAN REVENUE                                                           5.25      12/01/2024           21,567,600
        180,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
                  (TOBACCO REVENUE)                                                      5.50      06/01/2012              187,904
        460,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
                  (TOBACCO SETTLEMENT FUNDED REVENUE)                                    5.50      06/01/2014              480,199
      5,000,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT BOND ANTICIPATION
                  NOTES (SALES TAX REVENUE)                                              3.75      05/01/2012            5,085,000
        500,000   XENIA RURAL WATER DISTRICT IA (WATER REVENUE, CIFG
                  INSURED)                                                               4.00      12/01/2015              346,265
                                                                                                                        32,178,700
                                                                                                                ------------------
KANSAS: 0.78%
     12,500,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER &
                  LIGHT SERIES A (IDR, XLCA INSURED)+/-SS.                               5.25      12/01/2023           13,463,125
      5,000,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER &
                  LIGHT SERIES B (IDR, FGIC INSURED)+/-SS.                               5.38      09/01/2035            5,400,400
        225,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                  (TAX INCREMENTAL REVENUE)                                              5.00      03/01/2011              222,278
        200,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                  (TAX INCREMENTAL REVENUE)                                              5.00      09/01/2011              194,854
        100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                  (TAX INCREMENTAL REVENUE)                                              5.00      03/01/2012               95,442
        100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
                  (TAX INCREMENTAL REVENUE)                                              5.00      09/01/2012               93,963
         20,000   SEDWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
                  PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)                      4.10      12/01/2023               20,057
      1,750,000   WICHITA KS FACILITIES IMPROVEMENT SERIES III A (HCFR)                  5.00      11/15/2013            1,914,640
      2,280,000   WICHITA KS HOSPITAL REVENUE VIA CHRISTI HEALTH SYSTEM
                  (HCFR)                                                                 5.00      11/15/2013            2,494,502
      3,950,000   WYANDOTTE COUNTY & KANSAS CITY KS UNITED GOVERNMENT
                  SPECIAL OBLIGATION SALES TAX, SECOND LIEN SERIES B (SALES
                  TAX REVENUE)                                                           5.00      12/01/2020            4,138,257
      2,365,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT SPECIAL
                  OBLIGATION SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)            4.75      12/01/2016            2,518,559
                                                                                                                        30,556,077
                                                                                                                ------------------
KENTUCKY: 1.75%
      8,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      12/01/2025            8,000,000
      1,000,000   ASHLAND KY ASHLAND HOSPITAL CORPORATION SERIES B (HCFR)                4.00      02/01/2014            1,056,740
     20,000,000   JEFFERSON COUNTY KY POLLUTION (OTHER REVENUE)                          1.15      10/05/2010           20,000,000
      1,975,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN
                  KENTUCKY SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                   5.63      03/01/2014            2,069,642
      1,710,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN
                  KENTUCKY SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                   5.63      03/01/2015            1,781,444
      2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN
                  KENTUCKY SERIES A (AIRPORT REVENUE, XLCA INSURED)                      5.00      03/01/2013            2,937,198
      9,000,000   KENTUCKY EDFA CATHOLIC HEALTH SERIES B (HCFR)+/-SS.                    5.00      05/01/2039           10,173,960
      1,500,000   KENTUCKY EDFA SERIES SAINT ELIZABETH SERIES A (HCFR)                   4.00      05/01/2013            1,586,910
     20,000,000   KENTUCKY HIGHER EDUCATION STUDENT LOAN CORPORATION SERIES
                  1 CLASS A-1 (STUDENT LOAN REVENUE)+/-SS.                               0.95      05/01/2020           19,933,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
KENTUCKY (continued)
$     1,000,000   LOUISVILLE & JEFFERSON COUNTY KY METRO GOVERNMENT
                  ENVIRONMENTAL FACILITIES LOUISVILLE GAS & ELECTRIC COMPANY
                  PROJECT (OTHER REVENUE)+/-SS.                                          5.63%     06/01/2033   $        1,065,230
                                                                                                                        68,604,724
                                                                                                                ------------------
LOUISIANA: 4.40%
      1,130,000   ENGLAND LA SUB DISTRICT NUMBER 1 (OTHER REVENUE)                       5.00      08/15/2013            1,244,390
     14,250,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA
                  LASHIP LLC PROJECT (IDR, REGIONS BANK LOC)+/-SS.                       1.08      09/01/2036           14,250,000
      1,500,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES
                  CORPORATION PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)            4.00      10/01/2013            1,617,510
      1,500,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES
                  CORPORATION PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)            4.00      10/01/2014            1,636,485
      5,500,000   LOUISIANA PFA AIR PRODUCTS CHEMICAL PROJECT SERIES A
                  (IDR)+/-SS.                                                            0.46      08/01/2043            5,500,000
      4,445,000   LOUISIANA PFA CHRISTUS HEALTH C3 (OTHER REVENUE, AGM
                  INSURED)                                                               5.00      07/01/2013            4,804,023
      3,000,000   LOUISIANA PFA CLECO POWER LLC PROJECT (IDR)+/-SS.                      7.00      12/01/2038            3,151,020
      2,830,000   LOUISIANA PFA FRANCISCAN SERIES B (HCFR)                               5.00      07/01/2013            3,017,742
     11,805,000   LOUISIANA PFA GCGK INVESTMENTS LLC PROJECT (IDR, AMSOUTH
                  BANK LOC)+/-SS.                                                        1.08      05/01/2026           11,805,000
     22,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY AIR PRODUCTS
                  CHEMICALS PROJECT SERIES A (IDR)+/-SS.                                 0.50      08/01/2049           22,000,000
      3,750,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (PROPERTY TAX REVENUE, AMBAC INSURED)                         5.00      06/01/2012            3,925,988
     40,500,000   LOUISIANA STATE GAS & FUELS TAX SECOND LIEN SERIES A-1
                  (FUELS SALES TAX REVENUE)+/-SS.                                        1.02      05/01/2043           40,479,750
     17,000,000   LOUISIANA STATE OFFSHORE TERMINAL AUTHORITY DEEPWATER PORT
                  LOOP LLC PROJECT SERIES C (MARINA REVENUE, SUNTRUST BANK
                  LOC)+/-SS.                                                             0.57      09/01/2027           17,000,000
      1,120,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE
                  CONSOLIDATED RENTAL CAR-A (AIRPORT & MARINA REVENUE)                   4.63      01/01/2015            1,187,973
      1,000,000   NEW ORLEANS LA AVIATION BOARD SERIES A REFUNDING (AIRPORT
                  REVENUE)                                                               5.00      01/01/2015            1,109,190
      1,845,000   NEW ORLEANS LA AVIATION BOARD SERIES B-2 REFUNDING
                  (AIRPORT REVENUE)                                                      5.00      01/01/2015            2,046,456
         54,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS
                  (OTHER REVENUE)                                                        6.25      01/15/2011               54,825
     28,000,000   PARISH OF DESOTO LA PCR SOUTHWESTERN ELECTRICAL POWER
                  (UTILITIES REVENUE)+/-SS.                                              3.25      01/01/2019           28,603,120
        910,000   PORT OF NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                  RAILWAY INCORPORATED (TRANSPORTATION REVENUE, NATL-RE
                  INSURED)                                                               5.25      08/15/2013              976,093
      2,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC
                  PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                              6.00      10/01/2038            2,068,280
      5,000,000   ST. TAMMANY PARISH LA SLIDELL DEVELOPMENT COMPANY LLC
                  PROJECT A (IDR, REGIONS BANK LOC)+/-SS.                                1.08      05/01/2038            5,000,000
      1,000,000   TANGIPAHOA PARISH LA HOSPITAL SERVICE DISTRICT # 1 NORTH
                  OAKS MEDICAL CENTER PROJECT A (HCFR)                                   5.00      02/01/2012            1,027,660
                                                                                                                       172,505,505
                                                                                                                ------------------
MAINE: 0.20%
      1,320,000   BUCKSPORT ME SOLID WASTE DISPOSAL INTERNATIONAL PAPER
                  SERIES A (IDR)                                                         4.00      03/01/2014            1,369,051
      3,440,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                  REVENUE, ASSURED GUARANTY)                                             4.63      12/01/2013            3,688,162
      2,220,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                  REVENUE, ASSURED GUARANTY)                                             4.95      12/01/2014            2,429,968
        285,000   MAINE STATE HOUSING AUTHORITY SERIES A2 (HOUSING REVENUE)              4.55      11/15/2026              295,696
                                                                                                                         7,782,877
                                                                                                                ------------------
MARYLAND: 0.87%
        400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
                  SERIES H (HOUSING REVENUE)                                             4.55      09/01/2012              400,668

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MARYLAND (continued)
$     1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY SERIES
                  A (SALES TAX REVENUE)                                                  5.13%     12/01/2011   $        1,445,730
     15,060,000   MARYLAND STATE HEFA KENNEDY (HCFR, RADIAN INSURED,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      07/01/2036           15,060,000
     17,040,000   MARYLAND STATE HEFA SHEPPARD PRATT SERIES B (HCFR,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      07/01/2028           17,040,000
                                                                                                                        33,946,398
                                                                                                                ------------------
MASSACHUSETTS: 3.05%
      4,000,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY (SALES TAX
                  REVENUE)+/-SS.                                                         0.28      07/01/2026            4,000,000
        225,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                  SYSTEMS (ELECTRIC REVENUE)                                             5.13      12/01/2011              231,422
      3,530,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I
                  SERIES A (STUDENT LOAN REVENUE)                                        2.25      01/01/2013            3,559,017
      3,000,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I
                  SERIES A (STUDENT LOAN REVENUE)                                        2.75      01/01/2014            3,061,800
      2,500,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I
                  SERIES A (STUDENT LOAN REVENUE)                                        3.15      01/01/2015            2,586,600
     40,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL AUTHORITY (HEALTH CARE
                  REVENUE)+/-SS.                                                         1.18      07/01/2038           40,160,000
      1,500,000   MASSACHUSETTS HEFA CARE GROUP SERIES E-2 (HCFR)                        5.00      07/01/2012            1,577,355
      1,165,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                  (HCFR)                                                                 6.50      07/01/2012            1,195,640
      1,680,000   MASSACHUSETTS HEFA HEALTH SYSTEM CATHOLIC EAST (HCFR)                  5.00      11/15/2013            1,831,099
        700,000   MASSACHUSETTS STATE HEFA MASS EYE & EAR INFIRMARY SERIES C
                  (OTHER REVENUE)                                                        5.00      07/01/2015              749,049
      3,000,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
                  (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                   4.10      10/01/2037            3,125,010
      1,000,000   MASSACHUSETTS HEFA SERIES T-1 NORTHEASTERN UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                   4.13      10/01/2037            1,031,720
      1,870,000   MASSACHUSETTS HFA SERIES A (HOSPITAL REVENUE, AGM INSURED)             4.45      07/01/2011            1,901,192
      5,700,000   MASSACHUSETTS HFA CONSTRUCTION LOAN NOTES SERIES A
                  (HOUSING REVENUE, GO OF AGENCY)                                        2.45      06/01/2013            5,774,442
      1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                  SERIES A (OTHER REVENUE)                                               5.35      12/01/2010            1,445,760
      3,770,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                  MIX # 1 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                  INSURED)+/-SS.(A)                                                      0.32      07/01/2014            3,463,825
      6,500,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT
                  # 6 SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)+/-SS.(A)              0.28      07/01/2019            5,904,820
     25,000,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-SS.              0.65      02/01/2013           24,852,750
     11,170,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-SS.              0.80      02/01/2014           11,098,512
      1,840,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES B (WATER &
                  SEWER REVENUE)                                                         5.25      12/01/2015            2,061,444
                                                                                                                       119,611,457
                                                                                                                ------------------
MICHIGAN: 5.44%
        400,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                  (PROPERTY TAX REVENUE, FGIC INSURED)                                   7.88      05/01/2011              415,172
      4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                  (PROPERTY TAX REVENUE)                                                 5.00      04/01/2013            4,498,965
     10,350,000   DETROIT MI CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE, FSA
                  INSURED)+/-SS.                                                         0.27      05/01/2029           10,350,000
      2,750,000   DETROIT MI CITY SCHOOL DISTRICT SCHOOL BUILDING & SITE
                  IMPROVEMENT SERIES A (PRIVATE SCHOOL REVENUE, FGIC INSURED)            5.00      05/01/2013            2,964,830
      2,540,000   DETROIT MI COBO HALL (TAX REVENUE, NATL-RE INSURED)                    5.00      09/30/2011            2,602,840
      4,350,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE,
                  NATL-RE INSURED)                                                       5.00      09/30/2012            4,538,355
      4,320,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE,
                  NATL-RE INSURED)                                                       5.00      09/30/2013            4,576,306
      2,655,000   DETROIT MI SEWER DISPOSAL SYSTEM SENIOR LIEN A REFUNDING
                  (WATER & SEWER REVENUE)+/-SS.                                          5.50      07/01/2013            2,836,788

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$       450,000   DETROIT MI SEWER DISPOSAL SYSTEM SENIOR LIEN A REFUNDING
                  (WATER & SEWER REVENUE)+/-SS.                                          5.50%     07/01/2013   $          480,812
      6,290,000   DETROIT MI WATER SUPPLY FLOATS PT-2587 (WATER REVENUE,
                  FGIC INSURED)+/-SS.                                                    0.47      07/01/2015            6,290,000
        980,000   DETROIT MI WATER SUPPLY SYSTEM (WATER & SEWER REVENUE)                 5.00      07/01/2013            1,055,323
      1,265,000   DETROIT MI WATER SUPPLY SYSTEM (WATER & SEWER REVENUE)                 5.00      07/01/2013            1,357,307
      2,505,000   DETROIT MI WATER SUPPLY SYSTEMS SENIOR LIEN SERIES B
                  (WATER REVENUE, NATL-RE INSURED)+/-SS.                                 5.00      07/01/2013            2,685,009
      1,605,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATION REVENUE)                     5.00      10/01/2017            1,600,313
      2,965,000   HURON VALLEY MI SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                       5.00      05/01/2015            3,358,456
      8,125,000   KALAMAZOO MI ECONOMIC DEVELOPMENT CORPORATION FRIENDSHIP
                  VLG (HCFR, FIFTH THIRD BANK LOC)+/-SS.                                 0.42      05/01/2027            8,125,000
      3,445,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES
                  A (HCFR)+/-SS.                                                         5.00      01/15/2047            3,623,382
      3,000,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES
                  A (HCFR)+/-SS.                                                         5.25      01/15/2047            3,360,150
      8,450,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES
                  A (HCFR)+/-SS.                                                         5.50      01/15/2047            9,737,358
     32,150,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES
                  B2 (HCFR)+/-SS.                                                        0.31      01/15/2047           32,150,000
      6,000,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES E
                  (OTHER REVENUE)                                                        4.75      08/22/2011            6,047,760
      9,500,000   MICHIGAN MUNICIPAL BOARD AUTHORITY SERIES B (OTHER REVENUE)            5.00      03/21/2011            9,506,365
        275,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES A (HCFR, AMBAC INSURED)                                 5.00      05/01/2013              286,006
        100,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                        4.25      05/01/2015              102,285
        105,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                        5.00      05/01/2016              110,045
        200,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES B (OTHER REVENUE, AMBAC INSURED)                        5.00      12/01/2013              209,284
      1,300,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)                5.00      12/01/2012            1,353,274
      3,535,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)                5.75      12/01/2014            3,833,884
        300,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                        5.00      05/01/2013              312,006
         80,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                        3.50      05/01/2014               79,694
      3,605,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION MICHIGAN TECHNICAL (OTHER REVENUE, FIFTH THIRD
                  BANK LOC)+/-SS.                                                        0.44      02/01/2038            3,605,000
      2,500,000   MICHIGAN STATE BUILDING AUTHORITY SERIES I (LEASE REVENUE,
                  AGM INSURED)                                                           5.25      10/15/2014            2,788,400
      5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM (HCFR, FIFTH THIRD BANK LOC)+/-SS.              0.42      12/01/2032            5,000,000
      1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH
                  CARE (HCFR)                                                            5.00      05/15/2013            1,535,120
      1,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SPARROW HOSPITAL
                  OBLIGATED (HCFR)                                                       5.00      11/15/2015            1,089,760
      4,020,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
                  GREENWOOD VILLA PROJECT (HOUSING REVENUE, AGM INSURED)                 4.75      09/15/2017            4,364,635
        640,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION ADJUSTED
                  REFUNDING DOW CHEMICAL PROJECT SERIES J-A-2 (IDR)+/-SS.                5.50      12/01/2028              662,989
      4,000,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION DETROIT
                  EDITION (ELECTRICAL POWER REVENUE)+/-SS.                               3.05      08/01/2024            4,098,440
      5,000,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE
                  MANAGEMENT (RESOURCE RECOVERY REVENUE)+/-SS.                           4.50      12/01/2013            5,190,400
      1,250,000   MICHIGAN STATE STRATEGIC FUND OBLIGATION DOW CHEMICAL A-1
                  (IDR)+/-SS.                                                            6.75      12/01/2028            1,387,588
      2,000,000   MICHIGAN STATE STRATEGIC FUND OBLIGATION DOW CHEMICAL B-1
                  (IDR)                                                                  6.25      06/01/2014            2,255,400
        250,000   MICHIGAN STATE STRATEGIC FUND OBLIGATION DOW CHEMICAL B-2
                  (IDR)                                                                  6.25      06/01/2014              280,285
     12,500,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  SERIES A (AIRPORT REVENUE, NATLE-RE INSURED)                           5.25      12/01/2013           12,540,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$    10,170,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  SERIES A (AIRPORT REVENUE, NATLE-RE INSURED)                           5.25%     12/01/2014   $       10,203,053
     13,825,000   WAYNE CHARTER COUNTY MI ECONOMIC DEVELOPMENT CORPORATION
                  RB UNIVERSITY OF DETROIT JESUIT HIGH SCHOOL PROJECT
                  (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.             2.80      12/01/2031           13,825,000
      1,500,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN
                  (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                5.00      12/01/2012            1,561,470
      3,365,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN
                  (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                5.00      12/01/2013            3,521,203
      1,110,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT MBIA (AIRPORT
                  & MARINA REVENUE, AGC-ICC, MBIA-RE, FGIC INSURED)                      5.00      12/01/2015            1,234,520
      7,045,000   WAYNE COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY AIRPORT
                  (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                            5.25      12/01/2016            7,458,964
      1,075,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEMS (PROPERTY TAX REVENUE)                                         4.00      01/01/2013            1,145,907
      1,100,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEMS (PROPERTY TAX REVENUE)                                         4.00      01/01/2014            1,192,807
                                                                                                                       213,388,535
                                                                                                                ------------------
MINNESOTA: 0.91%
      4,745,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-SS.               8.50      03/01/2019            5,373,855
      8,400,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-SS.               8.50      09/01/2019            9,513,252
        500,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                  (LEASE REVENUE)                                                        3.00      12/01/2012              517,650
        515,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                  (LEASE REVENUE)                                                        3.00      12/01/2013              536,635
        530,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                  (LEASE REVENUE)                                                        3.00      12/01/2014              553,559
        290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                  CENTER PROJECT (HCFR)                                                  4.50      11/01/2011              301,171
      1,200,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
                  CARE FACILITIES SERIES A (HCFR)                                        4.00      08/15/2014            1,280,844
        750,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
                  CARE FACILITIES SERIES A1 (HCFR, AGM INSURED)                          4.00      08/15/2015              813,623
        600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
                  CARE FACILITIES SERIES B (HCFR, AGM INSURED)+/-SS.                     5.00      08/15/2015              679,710
      9,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES
                  B (HCFR, AMBAC INSURED)+/-SS.(A)                                       0.45      11/15/2017            9,358,256
      1,275,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORT SERIES A
                  (HCFR)                                                                 4.00      01/01/2015            1,399,746
      1,935,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)                5.13      11/15/2013            2,123,740
      2,200,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES B (HCFR, NATL-RE INSURED)                                       5.50      05/15/2016            2,324,894
        900,000   SEAWAY PORT AUTHORITY OF DULUTH MN INDUSTRIAL DEVELOPMENT
                  DOCK & WHARF REVENUE CARGILL INCORPORATED PROJECT (IDR)                4.20      05/01/2013              934,398
                                                                                                                        35,711,333
                                                                                                                ------------------
MISSISSIPPI: 0.85%
      1,895,000   JACKSON STATE UNIVERSITY MS EDUCATIONAL BUILDING
                  CORPORATION CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-SS.            5.00      03/01/2034            1,931,971
     15,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG
                  PROJECT A (IDR, MARSHALL & ILSLEY BANK LOC)+/-SS.                      1.48      10/01/2033           15,000,000
      3,580,000   MISSISSIPPI BUSINESS FINANCE CORPORATION SERIES A
                  (ELECTRICAL POWER)                                                     3.25      05/01/2014            3,616,301
     10,340,000   MISSISSIPPI BUSINESS FINANCE CORPORATION VY SERVICES
                  INCORPORATED SERIES A (IDR, REGIONS BANK LOC)+/-SS.                    1.08      07/01/2023           10,340,000
      1,360,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SERIES B1
                  (HCFR, ASSURED GUARANTY)                                               2.00      07/01/2012            1,385,350
      1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                  MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                  (HCFR REVENUE)                                                         5.00      08/15/2012            1,054,590
                                                                                                                        33,328,212
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MISSOURI: 0.69%
$     4,250,000   CHESTERFIELD VALLEY MO TRANSPORTATION DEVELOPMENT DISTRICT
                  (SALES TAX REVENUE, CIFG INSURED)                                      4.00%     04/15/2026   $        3,282,955
        770,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT
                  (MISCELLANEOUS TAX REVENUE)                                            4.50      04/01/2021              771,486
      3,485,000   JACKSON COUNTY MO SPECIAL OBLIGATION (SALES TAX REVENUE,
                  NATL-RE)                                                               5.50      12/01/2015            3,810,952
      1,745,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION
                  (MISCELLANEOUS REVENUE)                                                5.25      12/01/2014            1,625,293
        475,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI
                  CENTERPOINT SERIES F (LEASE REVENUE)                                   4.00      04/01/2012              491,141
        500,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI
                  CENTERPOINT SERIES F (LEASE REVENUE)                                   4.25      04/01/2013              528,965
      1,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY
                  RESOURCES AUTHORITY KANSAS CITY POWER & LIGHT (IDR, XLCA
                  INSURED)+/-SS.                                                         5.25      07/01/2017            1,064,060
      2,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY
                  RESOURCES AUTHORITY KANSAS CITY POWER & LIGHT CORPORATION
                  PROJECT (IDR)+/-SS.                                                    4.90      05/01/2038            2,122,620
      1,530,000   MISSOURI STATE HOUSING DEVELOPMENT SINGLE FAMILY HOME
                  OWNERSHIP SERIES B (HOUSING REVENUE)                                   5.80      09/01/2035            1,597,427
      2,145,000   SIKESTON MO ELECTRICAL REVENUE (ELECTRICAL POWER, NATL-RE
                  INSURED)                                                               6.00      06/01/2013            2,279,856
      1,390,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES A-2 (AIRPORT REVENUE)                                           4.25      07/01/2012            1,412,268
      2,750,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES B (AIRPORT REVENUE, NATL-RE FGIC INSURED)                       6.00      07/01/2013            2,999,783
      5,835,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION
                  CENTRE SERIES B (LEASE REVENUE, AGM INSURED)##                         2.85      07/15/2014            5,238,371
                                                                                                                        27,225,177
                                                                                                                ------------------
MONTANA: 0.48%
         45,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER
                  PARK INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                  5.00      06/01/2011               45,747
        310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER
                  PARK INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                  5.00      06/01/2012              321,256
        150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER
                  PARK INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                  5.00      06/01/2012              155,447
        350,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
                  PROJECT (HCFR, AMBAC INSURED)                                          5.38      09/01/2011              364,581
        190,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR, GO OF BOARD)              4.20      12/01/2013              198,155
     17,800,000   MONTANA STATE HEALTH FACILITY FINANCE AUTHORITY LINKED
                  SAVERS & RIBS (HCFR, AMBAC INSURED)                                    6.51      03/08/2016           17,809,968
                                                                                                                        18,895,154
                                                                                                                ------------------
NEBRASKA: 0.26%
      2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      12/01/2014            2,164,160
      7,340,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      12/01/2015            7,775,629
        325,000   O'NEILL NE ST. ANTHONY'S PROJECT (HCFR)                                6.25      09/01/2012              339,901
                                                                                                                        10,279,690
                                                                                                                ------------------
NEVADA: 0.36%
      2,460,000   CLARK COUNTY NV JET AVIATION FUEL TAX SERIES C (AIRPORT
                  REVENUE, AMBAC INSURED)                                                5.00      07/01/2013            2,660,072
      2,000,000   HENDERSON NV HEALTH CARE FACILITIES CATHOLIC HEALTHCARE
                  WEST SERIES B (HEALTH CARE REVENUE)                                    5.00      07/01/2013            2,151,500
      1,755,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          4.70      09/01/2012            1,172,989
      2,215,000   HENDERSON NV LOCAL IMPROVEMENT DISTRICT (COMMUNITY
                  DEVELOPMENT DISTRICT REVENUE)                                          5.00      09/01/2013            1,110,446
        220,000   NEVADA HOUSING DIVISION SERIES A (SFHR)                                5.75      04/01/2031              230,899
        295,000   NEVADA HOUSING DIVISION SERIES C (SFHR)                                5.40      04/01/2031              312,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEVADA (continued)
$     1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                         5.25%     06/01/2011   $        1,171,965
      1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                         5.25      06/01/2012            1,260,163
      1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                         5.25      06/01/2013            1,319,889
      1,260,000   SPARKS NV REDEVEOPMENT AGENCY TAX INCREMENT AREA NUMBER 1
                  (TAX REVENUE)                                                          4.00      01/15/2014            1,307,263
      1,520,000   SPARKS NV REDEVEOPMENT AGENCY TAX INCREMENT AREA NUMBER 1
                  (TAX REVENUE)                                                          4.00      01/15/2015            1,573,413
                                                                                                                        14,270,995
                                                                                                                ------------------
NEW HAMPSHIRE: 0.66%
      8,610,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED
                  ILLUMINATING COMPANY PROJECT (PCR)+/-SS.                               7.13      07/01/2027            9,013,034
      6,450,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY UNITED
                  ILLUMINATING SERIES A (UTLITIES REVENUE)+/-SS.                         4.50      07/01/2027            6,749,990
      4,000,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATION
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.60      09/01/2036            4,000,000
      5,635,000   NEW HAMPSHIRE HOUSING FINANCE AUTHORITY SFMR SERIES B
                  (HOUSING REVENUE)                                                      5.00      07/01/2027            6,006,685
                                                                                                                        25,769,709
                                                                                                                ------------------
NEW JERSEY: 2.24%
      2,700,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE
                  MANAGEMENT INCORPORATED PROJECT SERIES A (RESOURCE
                  RECOVERY REVENUE)+/-SS.                                                2.63      12/01/2029            2,729,079
      2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (TOBACCO REVENUE, FGIC INSURED)                                        5.00      06/15/2012            2,059,300
      1,810,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MOTOR VEHICLE
                  COMMISSION SERIES A (OTHER REVENUE)##                                  2.36      07/01/2014            1,656,222
     20,440,000   NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT
                  LOAN SERIES 2 (EDUCATION REVENUE)                                      4.50      12/01/2029           21,027,650
      2,000,000   NEW JERSEY STATE HFFA CATHOLIC HEALTH EAST (HCFR)                      5.00      11/15/2013            2,139,080
      2,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES 1A (STUDENT LOAN REVENUE)                                       4.75      12/01/2029            2,045,140
     10,340,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES 1B (STUDENT LOAN REVENUE)                                       3.00      12/01/2013           10,659,092
      5,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES 1B (STUDENT LOAN REVENUE)                                       5.00      12/01/2013            5,425,850
      1,285,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES A (STUDENT LOAN REVENUE)                                        5.00      06/01/2013            1,379,448
      5,555,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES A (STUDENT LOAN REVENUE)                                        5.00      06/01/2014            6,064,560
        995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES A (STUDENT LOAN REVENUE, AMBAC INSURED)                         5.20      06/01/2013              997,199
     14,270,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  STUDENT LOAN SERIES FFELP-CLASS A-1 (STUDENT LOAN
                  REVENUE)+/-SS.                                                         0.60      06/01/2020           14,213,063
     17,500,000   NEWARK NJ TAX ANTICIPATION NOTES SERIES H (OTHER REVENUE)              4.00      03/15/2011           17,587,850
                                                                                                                        87,983,533
                                                                                                                ------------------
NEW MEXICO: 0.81%
      1,250,000   CLAYTON NM JAIL PROJECT REVENUE (OTHER REVENUE, CIFG
                  INSURED)                                                               5.00      11/01/2014            1,341,100
     10,685,000   FARMINGTON NM PCR SOUTHERN CALIFORNIA EDISON SERIES A
                  (OTHER REVENUE)+/-SS.                                                  2.88      04/01/2029           10,948,706
     17,050,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES A-2
                  (EDUCATION REVENUE)+/-SS.                                              0.94      12/01/2028           17,025,107
        890,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS IA2
                  (SFMR, FNMA INSURED)                                                   5.60      01/01/2039              968,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW MEXICO (continued)
$       355,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2
                  (HOUSING REVENUE, GNMA INSURED)                                        4.05%     07/01/2026   $          352,664
        940,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2
                  (HOUSING REVENUE, GNMA INSURED)                                        4.38      07/01/2033              951,947
                                                                                                                        31,587,541
                                                                                                                ------------------
NEW YORK: 3.42%
      1,005,000   BUFFALO NY SEWER AUTHORITY SERIES F (SEWER REVENUE,
                  NATL-RE FGIC INSURED)                                                  6.00      07/01/2013            1,068,355
      1,000,000   LONG ISLAND POWER NY AUTHORITY ELECTRICAL SYSTEM SERIES D
                  (ELECTRICAL POWER, NATL-RE INSURED)+/-SS.                              1.82      09/01/2015              980,350
      4,010,000   MONROE COUNTY  NY AIRPORT AUTHORITY GREATER ROCHESTER
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.75      01/01/2014            4,333,607
      5,030,000   MONROE COUNTY  NY AIRPORT AUTHORITY GREATER ROCHESTER
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.75      01/01/2015            5,527,517
      3,830,000   MONROE COUNTY NY AIRPORT AUTHORITY GREATER ROCHESTER
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.88      01/01/2016            4,254,058
        135,000   NASSAU COUNTY NY IDAG NORTH SHORE HEALTH SYSTEMS PROJECTS
                  C (HCFR)                                                               5.63      11/01/2010              135,340
     13,000,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION MFHR
                  SERIES L-2 (HOUSING REVENUE)+/-SS.                                     2.00      05/01/2045           13,082,810
      4,685,000   NEW YORK CITY NY IDA AMERICAN AIRLINES JFK INTERNATIONAL
                  AIRPORT (AIRPORT REVENUE)                                              7.13      08/01/2011            4,704,864
        250,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION
                  PROJECT (LEASE REVENUE)                                                5.00      01/01/2011              251,870
      6,935,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION
                  PROJECT (LEASE REVENUE)                                                5.00      01/01/2012            7,162,052
      2,745,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION
                  PROJECT (LEASE REVENUE)                                                5.50      01/01/2014            2,981,784
      2,000,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION
                  PROJECT (LEASE REVENUE)                                                5.50      01/01/2015            2,192,280
      1,070,000   NEW YORK CITY NY IDAG YANKEE STADIUM (RECREATIONAL
                  REVENUE, GUARANTEE AGREEMENT)##                                        1.64      03/01/2012            1,045,283
      2,755,000   NEW YORK CITY NY IDAG YANKEE STADIUM (RECREATIONAL
                  REVENUE, GUARANTEE AGREEMENT)##                                        1.92      03/01/2013            2,629,703
      1,000,000   NEW YORK CITY NY TRANSIT AUTHORITY TRIBOROUGH BRIDGE &
                  TUNNEL (LEASE REVENUE, AMBAC INSURED)                                  5.30      01/01/2012            1,009,930
     15,000,000   NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-SS.                                              1.70      08/01/2023           15,000,000
      9,935,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE JEWISH
                  SERIES B (HCFR)+/-SS.                                                  1.04      05/01/2018            8,841,057
      7,995,000   NEW YORK STATE ENERGY R&D AUTHORITY NY STATE ELECTRICAL &
                  GAS D (ELECTRICAL POWER, NATL-RE INSURED)+/-SS.                        4.10      12/01/2015            8,015,547
      8,600,000   NEW YORK STATE ENERGY R&D AUTHORITY PCR NEW YORK STATE
                  ELECTRICAL & GAS (IDR, NATL-RE INSURED)+/-SS.                          4.10      03/15/2015            8,658,910
      3,000,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
                  MANAGEMENT PROJECT SERIES A (IDR)+/-SS.                                4.55      05/01/2012            3,060,900
     14,000,000   NEW YORK URBAN DEVELOPMENT CORPORATION (MISCELLANEOUS
                  REVENUE)                                                               5.88      02/01/2013           14,172,900
      2,000,000   NEWBURGH NY BOND ANTIC NOTES (GO LOCAL)                                5.15      08/30/2011            2,024,880
      1,245,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL ROAD
                  REVENUE, NATL-RE INSURED)                                              5.25      10/01/2015            1,317,907
        520,000   NIAGARA NY BUFFALO NIAGARA INTERNATIONAL AIRPORT SERIES A
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.75      04/01/2011              524,280
        325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                  PROGRAM G1 (ECONOMIC DEVELOPMENT REVENUE, ACA INSURED)                 4.35      07/01/2011              323,021
     10,450,000   SENECA COUNTY NY IDA SOLID WASTE DISPOSAL SENECA MEADOWS
                  INCORPORATED PROJECT (IDR)+/-SS.                                       6.63      10/01/2035           10,566,518
      2,395,000   ST. LAWRENCE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY
                  POSTDAM AUXILIARY (OTHER REVENUE)+/-SS.                                0.39      07/01/2037            2,395,000
      3,145,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY ASSET BACKED
                  SERIES A-1 CALLABLE (TOBACCO SETTLEMENT REVENUE)                       5.50      06/01/2016            3,155,504
      2,000,000   TROY NY CAPITAL RESOURCE CORPORATION SERIES B (OTHER
                  REVENUE)                                                               5.00      09/01/2015            2,257,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$     2,310,000   UTICA NY INDUSTRIAL DEVELOPMENT AGENCY UTICA COLLEGE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)+/-SS.                           0.39%     10/01/2025   $        2,310,000
                                                                                                                       133,983,947
                                                                                                                ------------------
NORTH CAROLINA: 0.88%
      4,470,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                    7.00      01/01/2013            4,773,558
      5,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH
                  SERIES A (HCFR)+/-SS.                                                  0.37      11/01/2028            5,000,000
      8,980,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                  SYSTEM SERIES E1 (HCFR)+/-SS.                                          5.75      12/01/2036            9,836,333
     11,000,000   NORTH CAROLINA MEDICAL CARE COMMONWEALTH HEALTH CARE
                  FACILITIES DUKE UNIVERSITY HEALTH SYSTEM SERIES A
                  (HOSPITAL REVENUE)+/-SS.                                               0.57      06/01/2039           11,000,000
      1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HCFR)                                5.38      12/01/2010            1,257,525
      2,465,000   RALEIGH DURHAM NC AIRPORT AUTHORITY SERIES A (AIRPORT
                  REVENUE, NATL-RE FGIC INSURED)                                         5.25      11/01/2013            2,560,691
                                                                                                                        34,428,107
                                                                                                                ------------------
NORTH DAKOTA: 0.07%
        355,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (HCFR, NATL-RE
                  INSURED)                                                               5.50      06/01/2011              357,265
      1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR,
                  NATL-RE INSURED)                                                       5.40      08/15/2011            1,027,942
      1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR,
                  NATL-RE INSURED)                                                       5.40      08/15/2012            1,313,419
                                                                                                                         2,698,626
                                                                                                                ------------------
OHIO: 2.09%
         50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES
                  A-1 (TOBACCO SETTLEMENT REVENUE)                                       4.25      06/01/2011               50,446
      4,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES
                  A-1 (TOBACCO SETTLEMENT REVENUE)                                       5.00      06/01/2011            4,055,400
      5,000,000   CLEVELAND OH WATER RESOURCES SERIES S (WATER & SEWER
                  REVENUE)+/-SS.                                                         2.00      01/01/2033            5,000,000
      9,850,000   CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND
                  BOTANICAL GARDENS PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       2.80      07/01/2031            9,850,000
      4,120,000   GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.80      08/01/2016            4,120,000
      1,805,000   LAKE COUNTY OH LAKE HOSPITAL SYSTEM SERIES C (HCFR)                    4.00      08/15/2011            1,827,779
      1,625,000   MONTGOMERY COUNTY OH  WATER REVENUE GREATER MORAINE BEAVER
                  (WATER REVENUE, AMBAC INSURED)                                         4.00      05/01/2015            1,723,979
      5,500,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH INITIATIVES SERIES D2
                  (HCFR)+/-SS.                                                           5.25      10/01/2038            6,144,160
      2,650,000   MONTGOMERY COUNTY OH WATER REVENUE REFUNDING SYSTEM
                  GREATER MORAINE BEAVER (WATER REVENUE, AMBAC INSURED)                  5.38      11/15/2015            2,790,132
      2,000,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY COLUMBUS
                  SOUTHERN POWER CORPORATION SERIES A (ELECTRIC, POWER &
                  LIGHT REVENUE)+/-SS.                                                   3.88      12/01/2038            2,094,140
      2,900,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY FIRST ENERGY
                  SERIES B (IDR)+/-SS.                                                   3.00      10/01/2033            2,940,368
     15,000,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION
                  CONTROL SERIES A (ELECTRIC, POWER & LIGHT REVENUE)+/-SS.               2.25      12/01/2023           15,012,900
      1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                  CLEVELAND CLINIC HEALTH SERIES A (HCFR)                                4.00      01/01/2013            1,857,748
      1,000,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                  CLEVELAND CLINIC HEALTH SERIES A (HCFR)                                5.00      01/01/2014            1,115,080
      7,500,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION SERIES B
                  UNIVERSITY HOSPITAL HEALTH SYSTEM (HCFR)+/-SS.                         3.75      01/15/2025            7,751,925
        150,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION
                  UNIVERSITY HOSPITAL HEALTH SYSTEM SERIES A (HCFR)                      4.00      01/15/2013              157,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
OHIO (continued)
$     1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION
                  UNIVERSITY HOSPITAL HEALTH SYSTEM SERIES A (HCFR)                      5.00%     01/15/2014   $        1,898,208
      2,050,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION
                  UNIVERSITY HOSPITAL HEALTH SYSTEM SERIES C (HCFR)+/-SS.                4.88      01/15/2039            2,227,243
      7,700,000   OHIO STATE SOLID WASTE REPUBLIC SERVICES PROJECT
                  (IDR)+/-SS.                                                            4.25      04/01/2033            7,871,710
      3,300,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WASTE MANAGEMENT
                  PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                              2.63      07/01/2021            3,322,308
                                                                                                                        81,810,806
                                                                                                                ------------------
OKLAHOMA: 1.48%
      5,000,000   CLEVELAND COUNTY OK PUBLIC FACILITIES AUTHORITY
                  EDUCATIONAL FACILITIES NORMAN PUBLIC SCHOOLS PROJECT
                  (LEASE REVENUE)                                                        4.00      06/01/2014            5,390,300
        607,376   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4
                  GERONIMO (EDUCATIONAL FACILITIES REVENUE)                              6.25      08/15/2014              639,367
      3,065,000   KINGFISHER OK PUBLIC SCHOOLS PROJECT (EDUCATION REVENUE)               4.50      09/01/2016            3,290,216
      1,865,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                  EDUCATIONAL FACILITIES BLANCHARD PUBLIC SCHOOLS PROJECT
                  (LEASE REVENUE)                                                        4.25      09/01/2014            2,021,679
      4,490,000   MUSKOGEE OK INDUSTRIAL TRUST EDUCATIONAL FACILITIES PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE, ASSURED GUARANTY)                      4.25      09/01/2012            4,769,907
      5,905,000   OKLAHOMA CITY OK AIRPORT TRUST JUNIOR LIEN SERIES B
                  (AIRPORT REVENUE, ACA INSURED)                                         5.75      07/01/2015            5,922,892
     12,650,000   OKLAHOMA CITY OK INDUSTRIAL & CULTURAL FACILITIES SERIES B
                  (HCFR, NATL-RE INSURED)+/-SS.(A)                                       0.77      06/01/2019           11,912,955
        235,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY JONES PUBLIC SCHOOL
                  PROJECT (LEASE REVENUE)                                                4.00      09/01/2014              250,125
      2,590,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                        4.00      03/01/2013            2,735,713
      3,405,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                        4.00      03/01/2014            3,644,814
        840,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY WESTERN HEIGHTS
                  PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 3.25      09/01/2012              862,067
      1,090,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY LEASE REVENUE
                  DEPARTMENT OF HUMAN SERVICES COMMUNITY OFFICE (LEASE
                  REVENUE, AMBAC INSURED)                                                5.25      02/01/2015            1,120,771
      8,000,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PCR PUBLIC SERVICE
                  COMPANY OKLAHOMA PROJECT (IDR)                                         5.25      06/01/2014            8,804,880
      1,130,000   OKMULGEE OK MUNICIPAL UTILITY SYSTEM & SALES TAX REVENUE
                  SERIES A (OTHER REVENUE)                                               2.00      12/01/2012            1,154,702
      1,000,000   OKMULGEE OK MUNICIPAL UTILITY SYSTEM & SALES TAX REVENUE
                  SERIES A (OTHER REVENUE)                                               2.25      12/01/2013            1,031,790
      1,035,000   TULSA OK AIRPORTS IMPROVEMENT TRUST SERIES A (AIRPORT &
                  MARINA REVENUE)                                                        3.00      06/01/2012            1,056,145
      2,250,000   TULSA OK AIRPORTS IMPROVEMENT TRUST SERIES A (AIRPORT &
                  MARINA REVENUE)                                                        3.00      06/01/2013            2,299,253
      1,035,000   WOODWARD COUNTY OK PFA (SALES TAX REVENUE)                             4.00      04/01/2014            1,091,470
                                                                                                                        57,999,046
                                                                                                                ------------------
OREGON: 0.21%
      1,000,000   OREGON STATE FACILITIES AUTHORITY LEGACY HEALTH SYSTEM
                  (HCFR)                                                                 5.00      03/15/2013            1,075,200
        750,000   OREGON STATE FACILITIES AUTHORITY LEGACY HEALTH SYSTEM
                  (HCFR)                                                                 5.00      03/15/2014              819,240
         20,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
                  SERIES H (SFMR)                                                        5.13      01/01/2029               21,052
        240,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
                  SERIES J (SFMR)                                                        4.70      07/01/2030              241,838
      6,000,000   SALEM OR HOSPITAL FACILITY AUTHORITY SALEM HOSPITAL
                  PROJECT SERIES C (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.75      08/15/2036            6,000,000
                                                                                                                         8,157,330
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA: 9.21%
$     1,775,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               4.00%     01/01/2012   $        1,809,346
      1,410,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.00      01/01/2013            1,480,994
        700,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.75      01/01/2013              737,989
      1,350,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.00      01/01/2014            1,440,801
      1,000,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.75      01/01/2014            1,066,960
      1,000,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.00      01/01/2015            1,081,740
     29,405,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES A-1
                  (HCFR)+/-SS.                                                           1.03      02/01/2021           26,180,448
      1,475,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTER SERIES B (HCFR)                5.00      06/15/2014            1,655,968
     10,560,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                5.00      05/15/2014           11,834,909
      9,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                5.00      05/15/2015           10,205,190
     13,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTRE SERIES F
                  (HCFR)+/-SS.                                                           1.32      05/15/2038           12,871,300
      1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST
                  PENNYSYLVANIA SERIES A (HCFR)                                          5.00      11/15/2011            1,092,540
      1,000,000   ALLEGHENY COUNTY PA IDAG DUQUESNE LIGHT PCR SERIES A
                  (ELECTRIC REVENUE, AMBAC INSURED)+/-SS.                                4.35      12/01/2013            1,058,290
        500,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE,
                  NATL-RE INSURED)                                                       5.00      12/01/2012              528,170
      4,070,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE,
                  NATL-RE INSURED)                                                       5.38      12/01/2013            4,300,403
      2,585,000   ALLEGHENY COUNTY PA UNIVERSITY OF PITTSBURGH MEDICAL
                  CENTER SERIES B (HCFR)                                                 5.00      06/15/2014            2,902,154
      5,100,000   BEAVER COUNTY PA IDA PCR FIRSTENERGY SERIES B (IDR)+/-SS.              3.00      10/01/2047            5,155,080
      6,500,000   BUCKS COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY (OTHER
                  REVENUE)+/-SS.                                                         1.60      05/01/2033            6,500,000
        765,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                              5.25      10/01/2010              765,000
      1,870,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                              5.63      10/01/2015            1,833,759
        650,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN
                  (HCFR)                                                                 3.75      01/01/2013              657,826
      2,310,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN
                  (HCFR)                                                                 5.00      01/01/2015            2,450,379
      3,315,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
                  (RESOURCE RECOVERY REVENUE)                                            6.10      07/01/2013            3,319,077
        200,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES
                  1985 B (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                0.32      12/01/2020              200,000
      1,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                       0.32      12/01/2019            1,100,000
      1,725,000   GALLERY CERTIFICATE TRUST PA (AUTO PARKING REVENUE, FSA
                  INSURED)                                                               4.50      02/15/2013            1,729,727
      3,250,000   HARRISBURG PA AUTHORITY CAPITAL APPRECIATION LIMITED
                  OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                      4.48      12/15/2010            3,220,068
      8,080,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES
                  D-1 (OTHER REVENUE, AGM INSURED)+/-SS.                                 6.75      12/01/2033            8,117,087
     13,500,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                  SERIES D-2 (HCFR, NATL-RE INSURED)+/-SS.                               5.00      12/01/2033           13,597,335
      2,365,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FSA
                  INSURED)                                                               7.00      11/01/2018            2,900,460
      2,000,000   LYCOMING COUNTY PA HEALTH SYSTEM SUSQUEHANNA HEALTH SYSTEM
                  PROJECT A (HCFR, ACA INSURED)                                          5.00      07/01/2014            2,149,720
        850,000   MCKEAN COUNTY PA BRADFORD HOSPITAL PROJECT (HCFR, ACA
                  INSURED)                                                               5.00      10/01/2010              850,009
      2,000,000   MCKEESPORT PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)##                                                       3.32      10/01/2014            1,751,300
      1,880,000   MONTGOMERY COUNTY PA IDA (OTHER REVENUE)                               5.00      02/01/2014            2,071,403
      2,955,000   MONTGOMERY COUNTY PA IDA (OTHER REVENUE)                               5.00      08/01/2014            3,287,999
      2,505,000   MONTGOMERY COUNTY PA IDA (OTHER REVENUE)                               5.00      08/01/2015            2,806,477

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$     1,425,000   NORTHAMPTON COUNTY PA GENERAL PURPOSE HOSPITAL AUTHORITY
                  SAINT LUKES HOSPITAL PROJECT SERIES C (HCFR)+/-SS.                     4.50%     08/15/2032   $        1,468,548
      4,250,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTHORITY SOLID
                  WASTE DISPOSAL WASTE MANAGEMENT INCORPORATED PROJECT
                  (SOLID WASTE REVENUE)+/-SS.                                            2.75      09/01/2013            4,302,828
        455,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTHORITY SOLID
                  WASTE DISPOSAL WASTE MANAGEMENT INCORPORATED PROJECT
                  (SOLID WASTE REVENUE)                                                  5.13      12/01/2015              438,761
      6,135,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A
                  (HCFR)                                                                 5.00      10/15/2013            6,415,370
        900,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A
                  (HCFR)                                                                 5.25      10/15/2014              958,131
      4,215,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00      12/01/2013            4,256,518
      2,250,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00      12/01/2014            2,264,130
      1,675,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00      12/01/2015            1,671,868
      5,000,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F REFUNDING
                  (RESOURCE RECOVERY REVENUE)                                            4.50      12/01/2011            5,031,450
     11,785,000   PENNSYLVANIA EDFA MAIN LINE HEALTH (OTHER REVENUE)+/-SS.               0.67      10/01/2027           11,596,558
      6,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      2.63      12/01/2033            6,559,345
      1,590,000   PENNSYLVANIA STATE FINANCE AUTHORITY COMMUNITY COLLEGE
                  BEAVER COUNTY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  NATL-RE INSURED)                                                       4.65      12/01/2013            1,594,834
      4,855,000   PENNSYLVANIA STATE HEFAR FOUNDATION INDIANA UNIVERSITY PA
                  SERIES A (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-SS.            0.81      07/01/2017            4,340,321
      3,970,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITTSBURGH MEDICAL
                  CENTER SERIES E (HCFR)                                                 5.00      05/15/2014            4,449,298
      3,750,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITTSBURGH MEDICAL
                  CENTER SERIES E (HCFR)                                                 5.00      05/15/2015            4,252,163
      1,375,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF THE ARTS (COLLEGE &
                  UNIVERSITY REVENUE, RADIAN INSURED)                                    5.50      03/15/2013            1,377,668
      1,455,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC)+/-SS.            1.75      07/15/2036            1,455,000
     15,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD
                  REVENUE)+/-SS.                                                         1.17      12/01/2013           14,859,750
     20,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
                  (TRANSPORTATION REVENUE)+/-SS.                                         1.32      12/01/2014           19,804,400
      1,000,000   PHILADELPHIA PA 16TH SERIES (NATURAL GAS REVENUE, AGM
                  INSURED)                                                               5.50      07/01/2013            1,003,570
      1,150,000   PHILADELPHIA PA 4TH SERIES 1998 GENERAL ORDINANCE (NATURAL
                  GAS REVENUE, AGM INSURED)                                              5.25      08/01/2015            1,248,831
      3,225,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE
                  (UTILITIES REVENUE, AMBAC INSURED)                                     5.00      10/01/2013            3,501,673
      1,000,000   PHILADELPHIA PA 8TH SERIES 1998 GENERAL ORDINANCE (NATURAL
                  GAS REVENUE)                                                           5.00      08/01/2013            1,081,710
      4,045,000   PHILADELPHIA PA 8TH SERIES GENERAL ORDINANCE (NATURAL GAS
                  REVENUE)                                                               5.00      08/01/2014            4,445,738
      2,450,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  PHILADELPHIA AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE
                  FGIC INSURED)                                                          5.00      07/01/2015            2,454,606
      4,675,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  SERIES A (AIRPORT REVENUE)                                             5.50      07/01/2013            4,854,240
      8,000,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  SERIES A (LEASE REVENUE, NATL-RE FGIC INSURED)                         5.00      10/01/2012            8,469,200
      5,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  SERIES A (LEASE REVENUE, NATL-RE FGIC INSURED)                         5.00      10/01/2013            6,061,500
      2,320,000   PHILADELPHIA PA CITY OF PHILADELPHIA (PROPERTY TAX
                  REVENUE, CIFG INSURED)                                                 5.00      08/01/2014            2,562,695
      2,000,000   PHILADELPHIA PA GAS WORKS 18TH SERIES (OTHER REVENUE)                  5.00      08/01/2014            2,198,140
      2,000,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES A
                  (UTILITIES REVENUE)                                                    5.00      08/01/2015            2,206,020
        780,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                    4.00      04/01/2012              801,809
      1,290,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                    4.00      04/01/2013            1,345,277
      1,365,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                    5.25      05/15/2013            1,488,341
      2,265,000   PHILADELPHIA PA PARKING AUTHORITY (AIRPORT REVENUE)                    5.00      09/01/2012            2,400,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$    10,105,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES A (PROPERTY TAX
                  REVENUE, AMBAC INSURED, STATE AID WITHHOLDING)                         5.00%     08/01/2015   $       11,392,074
      7,500,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                        5.00      09/01/2013            8,231,175
      2,405,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES E (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                        5.00      09/01/2011            2,491,748
     36,500,000   PHILADELPHIA PA SCHOOL DISTRICT TAX & REVENUE ANTIC NOTES
                  SERIES A (EDUCATION REVENUE)                                           2.50      06/30/2011           36,905,880
      6,250,000   PITTSBURGH PA WATER & SEWER AUTHORITY SERIES C (WATER
                  REVENUE, ASSURED GTY)+/-SS.                                            2.63      09/01/2035            6,315,250
      2,400,000   SCHUYLKILL COUNTY IDA PINE GROVE LANDFILL INCORPORATED
                  (IDR)+/-SS.                                                            4.25      10/01/2019            2,439,840
      2,000,000   ST MARY HOSPITAL AUTHORITY PA CALTHOLIC HEALTHCARE EAST
                  SERIES B (HCFR)                                                        5.00      11/15/2013            2,164,700
      1,380,000   WESTMORELAND COUNTY PA IDA EXCELA HEALTH PROJECT (HCFR)                4.00      07/01/2014            1,449,621
      1,435,000   WESTMORELAND COUNTY PA IDA EXCELA HEALTH PROJECT (HCFR)                4.00      07/01/2015            1,506,520
                                                                                                                       360,827,228
                                                                                                                ------------------
PUERTO RICO: 0.85%
      2,740,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)                 5.50      07/01/2011            2,829,571
        250,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                  AUTHORITY SERIES 2447 (OTHER REVENUE, ASSURED
                  GUARANTY)+/-SS.                                                        0.28      07/01/2036              250,000
      4,120,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                  AUTHORITY SERIES W MBIA (FUEL SALES TAX REVENUE, NATL-RE
                  IBC INSURED)                                                           5.50      07/01/2013            4,356,735
      1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER
                  REVENUE)                                                               5.00      07/01/2011            1,544,340
      4,125,000   PUERTO RICO GOVERNMENT FACILITIES SERIES M (LEASE REVENUE,
                  COMMONWEALTH GUARANTEED)                                               5.50      07/01/2011            4,245,780
      4,625,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)               4.75      10/01/2011            4,631,290
      2,470,000   PUERTO RICO HIGHWAY & TRANSPORTATION SERIES W (FUEL SALES
                  TAX REVENUE)                                                           5.50      07/01/2013            2,692,078
      1,820,000   PUERTO RICO HIGHWAY & TRANSPORTATION SERIES X (FUEL SALES
                  TAX REVENUE)                                                           5.50      07/01/2013            1,933,149
      5,550,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                  SUBSERIES A (SALES TAX REVENUE)+/-SS.                                  5.00      08/01/2039            5,770,058
      4,875,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS (OTHER
                  REVENUE)+/-SS.                                                         0.46      07/01/2030            4,875,000
                                                                                                                        33,128,001
                                                                                                                ------------------
RHODE ISLAND: 0.03%
      1,175,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                  PROVIDENCE PUBLIC SCHOOLS PROGRAM SERIES A (OTHER REVENUE,
                  AGM INSURED)                                                           5.00      05/15/2014            1,316,235
                                                                                                                ------------------
SOUTH CAROLINA: 0.70%
      2,860,000   BERKELEY COUNTY SC POLLUTION CONTROL FACILITIES GENERATING
                  COMPANY PROJECT (MISCELLANEOUS REVENUE)                                4.88      10/01/2014            3,075,930
      1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TOLL ROAD REVENUE)##                           18.37      01/01/2027               83,592
      3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TOLL ROAD REVENUE)##                           17.61      01/01/2028              200,844
     14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TOLL ROAD REVENUE)##                           13.16      01/01/2038              474,730
     18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                  APPRECIATION SERIES B (TRANSPORTATION REVENUE)                        13.45      01/01/2037              632,910
         65,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT
                  A (AIRPORT REVENUE)                                                    5.50      04/01/2011               64,286
        500,000   LEXINGTON COUNTY SC HEALTH SERVICES INCORPORATE (HOSPITAL
                  REVENUE)                                                               5.00      11/01/2014              553,030
      1,000,000   NEWBERRY INVESTING IN NEWBERRY COUNTY SCHOOL DISTRICT
                  PROJECT (EDUCATION REVENUE)                                            5.25      12/01/2014            1,113,540
      1,100,000   ORANGEBURG COUNTY SC JOINT GOVERNMENT ACTION AUTHORITY
                  (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00      10/01/2013            1,165,648
      2,010,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES
                  TAX REVENUE, NATL-RE INSURED)                                          5.00      04/01/2011            2,040,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
SOUTH CAROLINA (continued)
$     1,860,000   PIEDMONT MUNICIPAL POWER AGENCY SC UNREFUNDED BALANCE 2004
                  SERIES A (ELECTRICAL POWER REVENUE, FGIC INSURED)                      6.50%     01/01/2016   $        2,232,130
      1,500,000   RICHLAND COUNTY SC SERIES A (ENVIRONMENTAL REVENUE)                    4.60      09/01/2012            1,579,455
      1,520,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                  HEALTH PROJECT (HCFR                                                   5.00      02/01/2014            1,667,911
        225,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                  HEALTH PROJECT (HCFR)                                                  3.00      02/01/2015              231,095
      1,145,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                  HEALTH PROJECT (HCFR)                                                  5.00      02/01/2015            1,269,908
      9,445,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                  PALMETTO HEALTH (HCFR)+/-SS.                                           1.02      08/01/2039            8,957,921
      1,985,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC
                  (TOBACCO SETTLEMENT FUNDED)                                            5.00      06/01/2018            1,986,687
                                                                                                                        27,330,149
                                                                                                                ------------------
SOUTH DAKOTA: 0.36%
        830,000   LOWER BRULE SIOUX TRIBE OF SOUTH DAKOTA SERIES B (PROPERTY
                  TAX REVENUE)                                                           5.15      05/01/2014              763,144
        120,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG SD PROJECT-B
                  (IDR)                                                                  4.38      04/01/2011              121,939
      1,910,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES F
                  (HOUSING REVENUE)                                                      5.25      05/01/2028            1,982,752
     10,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                  AUTHORITY ARERA HEALTH SERIES C (HOSPITAL REVENUE, ALLIED
                  IRISH BANKS PLC LOC)+/-SS.                                             2.50      07/01/2033           10,000,000
      1,200,000   SOUTH DAKOTA STATE HEFA SANFORD HEALTH (HCFR)                          4.00      11/01/2013            1,272,684
                                                                                                                        14,140,519
                                                                                                                ------------------
TENNESSEE: 3.99%
      6,900,000   CHATTANOOGA TN INDUSTRIAL BOARD (RECREATIONAL REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      07/01/2026            6,900,000
      1,850,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR,
                  AGM INSURED)                                                           5.00      10/01/2013            2,020,589
      4,200,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR,
                  AGM INSURED)                                                           5.00      10/01/2013            4,587,282
      1,650,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR,
                  AGM INSURED)                                                           5.00      10/01/2014            1,823,762
      4,085,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR,
                  AGM INSURED)                                                           5.00      10/01/2014            4,515,191
      2,785,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION
                  (NATURAL GAS REVENUE)                                                  5.00      12/15/2012            2,943,689
      2,395,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  HOSPITAL 1ST MORTGAGE SERIES B (HCFR, NATL-RE INSURED)                 6.25      07/01/2014            2,635,219
     13,070,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  HOSPITAL 1ST MORTGAGE SERIES B (HCFR)                                  8.00      07/01/2033           14,667,415
      1,200,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  HOSPITAL SERIES B MBIA (HCFR, NATL-RE IBC INSURED)                     7.75      07/01/2029            1,337,340
      3,535,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                  MORTGAGE MOUNTAIN STATES (HCFR)                                        3.00      07/01/2013            3,536,768
     10,700,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                  MORTGAGE MOUNTAIN STATES (HCFR)                                        7.50      07/01/2033           11,940,451
      8,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                  MORTGAGE MOUNTAIN STATES SERIES A MBIA (HCFR, NATL-RE IBC
                  INSURED)                                                               7.50      07/01/2033            9,764,388
      7,000,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD FORT SANDERS ALLIANCE (HCFR, NATL-RE INSURED)                    5.75      01/01/2012            7,322,000
      1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD UNIVERSITY HEALTH SYSTEM (HCFR)                                  4.13      04/01/2011            1,145,124
      1,750,000   LEWISBURG TN INDUSTRIAL DEVELOPMENT BOARD WASTE MANAGEMENT
                  INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                 2.50      07/01/2012            1,754,603
      1,795,000   MEMPHIS SHELBY COUNTY TN AIRPORT AUTHORITY REFUNDING
                  SERIES B (AIRPORT REVENUE)                                             4.00      07/01/2014            1,913,398

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TENNESSEE (continued)
$     1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  COUNTY HEFA MEHARRY MEDICAL COLLEGE (HCFR, AMBAC INSURED)              6.00%     12/01/2012   $        1,242,084
      9,130,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY GO LOCAL
                  GOVERNMENT PUBLIC IMPROVEMENT SERIES B-2 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.20      06/01/2039            9,130,000
      2,750,000   SHELBY COUNTY TN HEALTH, EDUCATIONAL & HOUSING FACILITIES
                  SERIES 2004A (OTHER REVENUE)                                           5.00      09/01/2015            3,113,000
        680,000   SULLIVAN COUNTY TN HEALTH EDUCATIONIONAL & HOUSING
                  FACILITIES BOARD WELLMONT HEALTH SYSTEMS (HCFR, RADIAN
                  INSURED)                                                               5.00      09/01/2011              686,011
      3,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                           5.00      02/01/2013            3,203,280
      9,210,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                           5.00      09/01/2014            9,939,248
     23,790,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                           5.00      09/01/2015           25,187,425
      7,130,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                           5.00      09/01/2016            7,468,960
      4,185,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.00      09/01/2013            4,492,012
     12,135,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                  (UTILITIES REVENUE)                                                    5.00      02/01/2015           12,946,467
                                                                                                                       156,215,706
                                                                                                                ------------------
TEXAS: 6.98%
      3,155,000   AMARILLO TX HEALTH FACILITIES CORPORATION EVANGELICAL
                  (HCFR)+/-SS.                                                           2.50      11/01/2017            3,155,000
     10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00      08/15/2034           10,004,900
        165,000   BEXAR COUNTY TX HEALTH FACILITIES (HEALTH CARE REVENUE)                5.00      07/01/2011              167,703
      3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT BRAZORIA COUNTY
                  DOW CHEMICAL COMPANY PROJECT SERIES A-1 (IDR)+/-SS.                    6.25      05/15/2033            3,166,320
      1,300,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW
                  CHEMICAL COMPANY (OTHER REVENUE)                                       5.25      10/01/2011            1,317,134
        500,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY (OTHER REVENUE)              5.75      01/01/2017              551,730
      3,000,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE)                                                      5.75      11/01/2018            3,009,600
      1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.00      10/01/2011            1,245,998
         10,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE
                  REVENUE)                                                               5.00      10/01/2012               10,364
      3,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION METHODIST HOSPITAL SYSTEM SERIES B (HCFR)                  5.25      12/01/2013            3,354,990
      8,900,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
                  REVENUE, ALLIED IRISH BANK LOC)+/-SS.                                  2.23      06/01/2038            8,900,000
      1,525,000   HARRIS COUNTY TX HEALTH FACILITIES CHRISTUS HEALTH SERIES
                  A-5 (HCFR, AGM INSURED)+/-SS.                                          1.00      07/01/2036            1,525,000
      1,250,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, NATL-RE
                  INSURED)                                                               6.00      06/01/2012            1,336,400
      3,345,000   HARRIS COUNTY TX SPORTS AUTHORITY CAPITAL APPRECIATION
                  JUNIOR LIEN SERIES B (HOTEL OCCUPANCY TAX, NATL-RE
                  INSURED)##                                                             5.50      11/15/2011            3,146,575
      5,940,000   HOUSTON TX AIRPORT SYSTEM SUB LIEN SERIES A (AIRPORT
                  REVENUE, NATL-RE FGIC INSURED)                                         5.50      07/01/2017            5,951,642
      4,000,000   HOUSTON TX AIRPORT SYSTEM SUB LIEN SERIES B (AIRPORT
                  REVENUE, NATL-RE FGIC INSURED)                                         5.25      07/01/2015            4,009,120
      1,548,000   HOUSTON TX BENEFICIAL OWNERSHIP SERIES 14 PUTABLE (HOUSING
                  REVENUE)                                                               5.75      11/01/2034            1,555,322
      3,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC
                  INSURED)+/-SS.                                                         5.00      05/15/2034            3,080,280
      2,500,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                  INSURED)+/-SS.                                                         5.00      05/15/2034            2,566,900
      2,930,000   HOUSTON TX HOTEL OCCUPANCY REFUNDING CONVENTION &
                  ENTERTAINMENT (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)             5.38      09/01/2014            2,982,213
      3,505,000   HOUSTON TX HOTEL OCCUPANCY TAX & SUPPLEMENT SERIES B
                  (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)                           5.75      09/01/2015            3,591,574
        760,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (HOUSING
                  REVENUE, GNMA INSURED)                                                 6.75      06/01/2033              786,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$     5,080,000   LAREDO TX PUBLIC PROPERTY FINANCE CONTRACTUAL OBLIGATION
                  (OTHER REVENUE)                                                        3.88%     02/15/2018   $        5,339,334
        240,000   LEWISVILLE TX REFINANCING & CAPITAL IMPROVEMENT SPECIAL
                  ASSESSMENT (PROPERTY TAX REVENUE, ACA INSURED)                         5.75      09/01/2012              246,382
      3,260,000   LOWER COLORADO RIVER AUTHORITY TX (OTHER REVENUE, AMBAC
                  INSURED)                                                               5.00      05/15/2017            3,329,145
      1,510,000   LOWER COLORADO RIVER AUTHORITY TX UNREFUNDED BALANCE 2010
                  SERIES A (OTHER REVENUE, AGM INSURED)                                  5.88      05/15/2015            1,516,025
      3,415,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                  JOSEPH HEALTH SYSTEMS SERIES A (HCFR)+/-SS.                            3.05      07/01/2030            3,483,095
      3,765,000   MATAGORDA COUNTY TX PCR AEP TEXAS CENTER PROJECT
                  NAVIGATION DISTRICT # 1 (IDR)+/-SS.                                    5.13      06/01/2030            3,847,642
      2,850,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION SOLID WASTE
                  DISPOSAL ALLIED WASTE INCORPORATED PROJECT SERIES A (IDR)              5.20      04/01/2018            2,874,767
      5,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION SOLID WASTE
                  DISPOSAL REPUBLIC SERVICES INCORPORATED SERIES A (RESOURCE
                  RECOVERY REVENUE)+/-SS.                                                0.95      01/01/2020            5,000,000
        850,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                  UNITED REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST
                  SECURITY BANK LOC)                                                     5.00      09/01/2017              938,885
     26,335,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED
                  STUDENT LOAN SERIES 1 CLASS A-1 (STUDENT LOAN
                  REVENUE)+/-SS.                                                         0.96      07/01/2019           26,298,131
     17,395,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES
                  L-2 (TRANSPORTATION REVENUE)+/-SS.                                     6.00      01/01/2038           19,089,447
      2,000,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES A (TOLL ROAD REVENUE)             3.00      01/01/2012            2,045,620
        430,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                  SERIES B (HOUSING REVENUE, HUD INSURED)                                6.38      10/01/2011              430,133
     11,360,000   SABINE RIVER TX AUTHORITY PCR TXU ELECTRIC COMPANY PROJECT
                  SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                             5.75      05/01/2030           10,820,400
      1,315,000   SAN ANTONIO TX HOTEL OCCUPANCY (OTHER REVENUE, NATL-RE
                  INSURED)##                                                             0.85      08/15/2011            1,305,216
      1,000,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES (EDUCATION
                  REVENUE)                                                               5.00      05/15/2013            1,032,950
     37,245,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                  SENIOR LIEN SERIES D (NATURAL GAS REVENUE)                             5.63      12/15/2017           40,096,477
      6,080,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                  SERIES A (UTILITIES REVENUE)                                           5.00      12/15/2015            6,428,262
      9,265,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES A (MISCELLANEOUS REVENUE)+/-SS.                                 0.90      09/15/2017            8,775,437
        600,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES A (NATURAL GAS REVENUE)                                         5.00      12/15/2012              634,188
     55,850,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES B (UTILITIES REVENUE)+/-SS.                                     0.74      09/15/2017           53,308,267
      1,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES B (UTILITIES REVENUE)+/-SS.                                     0.75      12/15/2017            1,331,955
      2,785,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE
                  (ELECTRICAL POWER, AMBAC INSURED)##                                    1.43      09/01/2012            2,709,137
      8,000,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE
                  (ELECTRICAL POWER, NATL-RE INSURED)                                    2.23      09/01/2015            7,167,200
        310,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (HOUSING
                  REVENUE, GNMA INSURED)                                                 5.50      09/01/2038              322,536
                                                                                                                       273,785,624
                                                                                                                ------------------
UTAH: 0.04%
        770,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY NORTH DAVIS
                  PREPARATORY (OTHER REVENUE)                                            5.00      07/15/2015              783,390
        670,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY
                  SERIES A (OTHER REVENUE)                                               5.13      06/15/2017              677,906
                                                                                                                         1,461,296
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
VIRGIN ISLANDS: 0.67%
$     2,100,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN NOTES DIAGO SERIES A
                  (MISCELLANEOUS REVENUE)                                                6.00%     10/01/2014   $        2,294,334
        645,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTES
                  SERIES A (SEWER TAX REVENUE)                                           5.00      10/01/2014              706,959
      2,500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                5.00      10/01/2013            2,703,450
        500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                5.00      10/01/2014              548,030
      3,250,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00      10/01/2013            3,506,133
      2,250,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00      10/01/2014            2,462,715
        400,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO
                  SERIES A (OTHER REVENUE)                                               3.00      10/01/2010              400,016
        465,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO
                  SERIES A (OTHER REVENUE)                                               3.00      10/01/2011              470,101
        465,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO
                  SERIES A (OTHER REVENUE)                                               3.00      10/01/2012              472,779
        605,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO
                  SERIES A (OTHER REVENUE)                                               5.00      10/01/2013              653,448
        600,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO
                  SERIES A (OTHER REVENUE)                                               4.00      10/01/2014              633,072
        620,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO
                  SERIES A (OTHER REVENUE)                                               5.00      10/01/2015              683,872
      4,000,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C (SPECIAL
                  TAX REVENUE)                                                           5.00      10/01/2016            4,400,040
      3,500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                  (ELECTRICAL, POWER & LIGHT REVENUE)                                    4.00      07/01/2013            3,671,115
      2,500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                  (ELECTRICAL, POWER & LIGHT REVENUE)                                    4.00      07/01/2014            2,641,825
                                                                                                                        26,247,889
                                                                                                                ------------------
VIRGINIA: 0.72%
      3,000,000   CHESTERFIELD COUNTY VA IDA PCR SERIES A (IDR)+/-SS.                    5.88      06/01/2017            3,069,600
      2,425,000   CHESTERFIELD COUNTY VA IDA PCR SERIES B (IDR)+/-SS.                    5.88      06/01/2017            2,481,260
      2,375,000   HARRISONBURG VA IDA ROCKINGHAM MEMORIAL HOSPITAL (HCFR,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      12/01/2021            2,375,000
      6,095,000   LOUISA VA IDA ELECTRIC & POWER COMPANY PROJECT SERIES A
                  (UTILITIES REVENUE)+/-SS.                                              2.50      03/01/2031            6,142,236
      2,000,000   LOUISA VA IDA ELECTRIC & POWER COMPANY PROJECT SERIES A
                  (UTILITIES REVENUE)+/-SS.                                              5.38      11/01/2035            2,193,740
      3,072,000   MARQUIS COUNTY VA IDA (OTHER REVENUE)                                  5.10      09/01/2013            2,785,382
        360,000   RICHMOND VA GOVERNMENT FACILITIES REVENUE BONDS (LEASE
                  REVENUE, AMBAC INSURED)                                                5.00      07/15/2013              391,446
      3,670,000   SMYTH COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE (HCFR)             5.00      07/01/2013            3,889,319
        395,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)                                 4.50      06/01/2012              405,361
        535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)                                 5.00      06/01/2014              567,116
        750,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A-5
                  (HOUSING REVENUE, GO OF AUTHORITY)                                     3.90      01/01/2013              769,185
        600,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A-5
                  (HOUSING REVENUE, GO OF AUTHORITY)                                     3.90      07/01/2013              618,312
        750,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A-5
                  (HOUSING REVENUE, GO OF AUTHORITY)                                     4.20      07/01/2014              782,640
      1,500,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SUB SERIES C
                  (HOUSING REVENUE)                                                      4.25      07/01/2013            1,559,610
                                                                                                                        28,030,207
                                                                                                                ------------------
WASHINGTON: 1.99%
      5,000,000   CLARK COUNTY WA SCHOOL DISTRICT NUMBER 114 (EDUCATION
                  REVENUE)                                                               5.25      12/01/2012            5,510,750
      1,070,000   KING COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 001 SERIES
                  A (HOSPITAL REVENUE)                                                   5.00      06/15/2013            1,130,252

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WASHINGTON (continued)
$     1,520,000   KING COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 001 SERIES
                  A (HOSPITAL REVENUE)                                                   5.00%     06/15/2014   $        1,623,330
        500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                              5.25      12/01/2015              551,715
        260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                               4.25      12/01/2011              269,342
        200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                               4.25      12/01/2012              211,588
        185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                               4.25      12/01/2013              199,262
        395,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A
                  (MISCELLANEOUS REVENUE, ACA INSURED)                                   5.80      12/01/2015              349,437
        500,000   SKAGIT COUNTY PUBLIC HOSPITAL DISTRICT #1 (HOSPITAL
                  REVENUE)                                                               5.50      12/01/2013              534,810
        965,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A (TAX
                  REVENUE, NATL-RE INSURED)                                              5.00      12/01/2011            1,007,614
     16,655,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                             6.50      06/01/2026           17,207,613
        790,000   WASHINGTON SATE HEFAR WHITWORTH UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)                                         4.00      10/01/2014              826,885
     25,230,000   WASHINGTON STATE COP CONVENTION & TRADE CENTER (LEASE
                  REVENUE, NATL-RE)                                                      5.25      07/01/2015           25,314,773
      2,000,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                  (HCFR)                                                                 5.00      08/15/2012            2,127,100
      1,250,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                  (HCFR)                                                                 5.00      08/15/2013            1,356,613
      1,500,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                  (HCFR)                                                                 5.00      08/15/2014            1,651,215
     13,980,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                  (HCFR)+/-SS.                                                           2.00      09/01/2034           13,980,000
        710,000   WASHINGTON STATE HEFAR WHITWORTH UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)                                         4.00      10/01/2012              732,365
        630,000   WASHINGTON STATE HEFAR WHITWORTH UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)                                         4.00      10/01/2013              654,765
      3,000,000   WASHINGTON STATE HOUSING AUTHORITY (HOUSING REVENUE)                   5.10      01/01/2013            2,886,540
                                                                                                                        78,125,969
                                                                                                                ------------------
WEST VIRGINIA: 0.22%
        545,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (OTHER REVENUE)               4.55      10/01/2014              576,152
        200,000   KANAWHA COUNTY WV RESIDENTIAL MORTGAGE (HOUSING REVENUE,
                  FGIC INSURED)                                                          7.38      09/01/2011              212,892
         95,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER (HCFR)               7.00      10/01/2010               95,016
      7,400,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY PCR SERIES D
                  (UTILITIES REVENUE)+/-SS.                                              4.85      05/01/2019            7,919,924
                                                                                                                         8,803,984
                                                                                                                ------------------
WISCONSIN: 1.30%
      7,575,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED PREREFUNDED (OTHER REVENUE)                               6.13      06/01/2027            8,099,645
      2,130,000   KENOSHA WI USD # 1 SERIES A (PROPERTY TAX REVENUE)                     4.00      04/01/2013            2,276,608
      1,000,000   KIMBERLY WI AREA SCHOOL DISTRICT REFUDNING (OTHER REVENUE)             4.35      03/01/2013            1,039,030
      6,000,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MERCY
                  ALLIANCE INCORPORATED PROJECT SERIES A (EDUCATION REVENUE)             5.00      06/01/2019            6,338,400
        825,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES
                  A (HOUSING REVENUE, AMBAC INSURED, GO OF AUTHORITY)                    5.88      11/01/2016              826,865
        130,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES
                  F (HOUSING REVENUE)                                                    5.20      07/01/2018              133,969
        555,000   WISCONSIN STATE HEFA AURORA HEALTHCARE INCORPORATED SERIES
                  A (HCFR)                                                               5.00      04/15/2012              581,307
      1,500,000   WISCONSIN STATE HEFA AURORA HEALTHCARE INCORPORATED SERIES
                  A (HCFR)                                                               5.00      04/15/2014            1,614,870
      1,250,000   WISCONSIN STATE HEFA FROEDTERT & COMMUNITY HEALTHCARE
                  (HCFR)                                                                 4.00      04/01/2014            1,336,350
      6,645,000   WISCONSIN STATE HEFA MARQUETTE UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, NATL-RE INSURED)                                   5.25      06/01/2013            6,664,935
      1,000,000   WISCONSIN STATE HEFA MINISTRY HEALTHCARE SERIES A (HCFR)               4.00      08/15/2014            1,060,480
      1,750,000   WISCONSIN STATE HEFA MINISTRY HEALTHCARE SERIES A (HCFR)               5.00      08/15/2015            1,937,968
      1,060,000   WISCONSIN STATE HEFA THEDACARE INCORPORATED (HCFR)                     5.00      12/15/2014            1,169,615
      1,730,000   WISCONSIN STATE HEFA THEDACARE INCORPORATED SERIES A (HCFR)            5.00      12/15/2014            1,910,854
      3,405,000   WISCONSIN STATE HEFA THEDACARE INCORPORATED SERIES B (HCFR)            4.00      12/15/2014            3,625,406

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WISCONSIN (continued)
$       860,000   WISCONSIN STATE HEFA WHEATON HEALTHCARE SERIES B (HCFR)                5.00%     08/15/2012   $          897,238
     10,750,000   WISCONSIN STATE HEFA WHEATON HEALTHCARE SERIES B
                  (HCFR)+/-SS.                                                           4.75      08/15/2025           11,553,240
                                                                                                                        51,066,780
                                                                                                                ------------------
WYOMING: 0.03%
      1,000,000   LINCOLN COUNTY WY ENVIRONMENTAL CORPORATION (RESOURCE
                  RECOVERY REVENUE)+/-SS.                                                4.13      11/01/2025            1,038,970
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,733,959,915)                                                                  3,783,240,871
                                                                                                                ------------------

SHORT-TERM INVESTMENTS: 0.81%

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 0.78%
     30,548,573   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                  TRUST(L)(U)                                                            0.13                           30,548,574
                                                                                                                ------------------

   PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
US TREASURY SECURITIES: 0.3%
$       200,000   US TREASURY BILL##                                                     0.15%     12/23/2010              199,929
      1,100,000   US TREASURY BILL##                                                     0.15%     12/23/2010            1,099,608
                                                                                                                         1,299,537
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $31,848,111)                                                                         31,848,111
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,840,689,453)*                                                  99.29%                                  $    3,892,127,080
OTHER ASSETS AND LIABILITIES, NET                                        0.71                                           27,644,438
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    3,919,771,518
                                                                       ------                                   ------------------

(L)  INVESTMENT IN AN AFFILIATE.

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

     COST FOR FEDERAL INCOME TAX PURPOSES IS $3,840,689,453 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 66,273,030
     GROSS UNREALIZED DEPRECIATION    (14,835,403)
                                     ------------
*    NET UNREALIZED APPRECIATION     $ 51,437,627

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 97.26%
ALABAMA: 2.57%
$     1,100,000   ALABAMA 21ST CENTURY AUTHORITY (TOBACCO REVENUE)                       5.50%     12/01/2011   $        1,135,310
      3,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA ELECTRIC
                  SERIES A (ELECTRIC REVENUE, GUARANTEE AGREEMENT)+/-SS.                 1.20      08/01/2037            3,000,000
      3,585,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA
                  ELECTRIC COOPERATIVE INCORPORATE PROJECT SERIES C
                  (ELECTRIC REVENUE, AMBAC INSURED)+/-SS.                                0.70      08/01/2016            3,432,319
      8,600,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD PCR ELECTRIC
                  SERIES C (RESOURCE RECOVERY REVENUE)+/-SS.                             1.05      12/01/2024            8,600,258
     49,035,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY
                  COOPERATIVE PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC
                  INSURED)+/-SS.                                                         0.90      11/15/2038           49,035,000
      2,380,000   COUNTY OF JEFFERSON AL SERIES B-8 (OTHER REVENUE, FIRST
                  SECURITY BANK INSURED)                                                 5.25      02/01/2012            2,322,737
      4,360,000   GULF SHORES AL MEDICAL CLINIC BOARD COLONIAL PINNACLE MOB
                  PROJECT (HCFR, REGIONS BANK LOC)+/-SS.                                 1.08      07/01/2034            4,360,000
      2,900,000   HEALTH CARE AUTHORITY FOR BAPTIST HEALTH (HCFR)+/-SS.                  6.13      11/15/2036            3,038,852
     10,675,000   HEALTH CARE AUTHORITZ FOR BAPTIST HEALTH (HCFR)+/-SS.                  0.80      11/15/2037           10,675,000
      3,550,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER
                  REVENUE, NATL-RE INSURED)                                              5.75      10/01/2012            3,561,538
      5,030,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER
                  REVENUE, NATL-RE INSURED)                                              5.50      10/01/2014            5,043,128
      2,225,000   HUNTSVILLE MADISON COUNTY AL AIRPORT AUTHORITY (AIRPORT
                  REVENUE, AGM INSURED)                                                  5.00      07/01/2011            2,281,404
        500,000   INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES FINANCING
                  AUTHORITY OF MOBILE AL SERIES A ( HCFR)                                5.00      02/01/2012              520,600
      1,000,000   INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES FINANCING
                  AUTHORITY OF MOBILE AL SERIES A ( HCFR)                                5.00      02/01/2013            1,063,270
      4,810,000   JEFFERSON COUNTY AL YMCA PROJECT (OTHER REVENUE, AMSOUTH
                  BANK LOC)+/-SS.                                                        1.13      09/01/2025            4,810,000
     20,500,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL
                  COLLEGE PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                1.21      09/01/2037           20,500,000
        775,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA POWER
                  COMPANY BARRY SERIES B (POWER REVENUE)+/-SS.                           4.88      06/01/2034              836,450
        500,000   MONTGOMERY AL MEDICAL CLINIC BOARD JACKSON HOSPITAL &
                  CLINIC (HCFR)                                                          5.00      03/01/2011              505,105
      1,960,000   ORANGE BEACH AL REFUNDING (PROPERTY TAX REVENUE)                       3.00      10/01/2011            2,001,885
      3,205,000   TUSCALOOSA COUNTY AL BOARD OF EDUCATION SERIES B (SALES
                  TAX REVENUE, REGIONS BANK LOC)+/-SS.                                   1.13      02/01/2017            3,205,000
     57,900,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR,
                  REGIONS BANK LOC)+/-SS.                                                1.08      09/01/2031           57,900,000
                                                                                                                       187,827,856
                                                                                                                ------------------
ALASKA: 0.97%
     37,035,000   ALASKA SATE HOUSING FINANCE CORPORATION SERIES A (HOUSING
                  REVENUE, AGM GO)+/-SS.                                                 0.38      06/01/2032           37,035,000
      2,000,000   ALASKA STATE INTERNATIONAL AIRPORT SYSTEMS SERIES A
                  (AIRPORT REVENUE, AMBAC INSURED)                                       5.13      10/01/2010            2,000,260
      1,000,000   ALASKA STATE INTERNATIONAL AIRPORTS SYSTEM SERIES A
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.00      10/01/2010            1,000,120
      1,000,000   ALASKA STUDENT LOAN CORPORATION SERIES A-3 (STUDENT LOAN
                  REVENUE)                                                               5.00      06/01/2011            1,019,330
     29,800,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES
                  INCORPORATED PROJECT SERIES B (IDR)+/-SS.                              0.33      07/01/2037           29,800,000
                                                                                                                        70,854,710
                                                                                                                ------------------
ARIZONA: 3.23%
      9,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CATHOLIC
                  HEALTHCARE WEST SERIES E (HCFR)+/-SS.                                  5.00      07/01/2029            9,444,060
     64,410,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HCFR)+/-SS.                                         1.27      02/01/2042           58,886,843

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ARIZONA (continued)
$    43,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-SS.                                         1.12%     02/01/2042   $       39,844,660
      3,195,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES
                  A (OTHER REVENUE, AMBAC INSURED)                                       5.25      07/01/2012            3,397,978
      2,275,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES
                  A (OTHER REVENUE, AMBCA INSURED)                                       5.25      07/01/2011            2,341,089
     27,650,000   ARIZONA SPORTS & TOURISM AUTHORITY (MISCELLANEOUS
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.00      07/01/2036           27,650,000
      1,500,000   CHANDLER AZ INDUSTRIAL DEVELOPMENT AUTHORITY (IDA)+/-SS.               4.38      12/01/2035            1,509,465
      8,500,000   COCONINO COUNTY AZ POLLUTION CONTROL CORPORATION
                  (ELECTRIC, POWER, & LIGHT REVENUES)+/-SS.                              3.63      10/01/2029            8,581,685
      4,210,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES A
                  (HCFR, NATL-RE INSURED)                                                5.75      07/01/2011            4,225,324
      5,400,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES B
                  (HCFR)+/-SS.                                                           5.00      07/01/2025            5,687,442
      2,000,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE
                  MANAGEMENT INCOME PROJECT (SOLID WASTE REVENUE)+/-SS.                  7.00      12/01/2031            2,011,540
      5,000,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT
                  (OTHER REVENUE)                                                        6.75      05/01/2012            5,260,450
      2,250,000   NAVAJO COUNTY AZ POLLUTUION CONTROL CORPORATION(IDA)+/-SS.             5.00      06/01/2034            2,329,470
     30,350,000   SCOTTSDALE AZ INDUSTRIAL DEVELOPMENT AUTHORITY
                  (HCFR)+/-SS.                                                           1.42      05/01/2041           30,326,327
     34,825,000   SCOTTSDALE AZ INDUSTRIAL DEVELOPMENT AUTHORITY (HCFR,
                  FIRST SECURITY BANK INSURED)+/-SS.                                     0.97      09/01/2045           34,825,000
                                                                                                                       236,321,333
                                                                                                                ------------------
ARKANSAS: 0.05%
        525,000   CITY OF SPRINGDALE AR (SALES TAX REVENUE, AGM INSURED)                 4.00      07/01/2027              521,682
        520,000   COUNTY OF BAXTER AR (HCFR)                                             3.00      09/01/2011              525,169
      1,555,000   COUNTY OF BAXTER AR (HCFR)                                             3.00      09/01/2012            1,579,414
      1,260,000   NORTH LITTLE ROCK AR HEALTH FACILITIES BOARD BAPTIST
                  HEALTH SERIES B (HCFR)                                                 5.00      12/01/2010            1,267,497
                                                                                                                         3,893,762
                                                                                                                ------------------
CALIFORNIA: 11.51%
     14,320,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS
                  KATHERINE DELMAR BRUKE SCHOOL (EDUCATION REVENUE, ALLIED
                  IRISH BANKS PLC LOC)+/-SS.                                             2.95      10/01/2037           14,320,000
      5,638,000   AUSTIN CA TRUST SERIES 2008-1182 (HOUSING REVENUE)+/-SS.               2.52      02/01/2042            5,638,000
     66,490,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT SERIES
                  2007 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.60      04/01/2039           66,490,000
     13,890,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                   1.40      05/01/2033           13,890,000
      3,400,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (HOUSING REVENUE,
                  FGIC INSURED)                                                          5.00      02/01/2014            3,466,368
     23,760,000   CALIFORNIA HFFA CALIFORNIA PRESBYTERIAN HOMES (HCFR)+/-SS.             1.60      07/01/2034           23,760,000
      3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G
                  (HCFR)+/-SS.                                                           5.00      07/01/2028            3,168,840
      1,630,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES H
                  UNREFUNDED BALANCE (HCFR)+/-SS.                                        4.45      07/01/2026            1,665,827
      2,000,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                     5.00      08/15/2011            2,063,080
      6,500,000   CALIFORNIA HFFA SAN DIEGO HOSPITAL SERIES A (HCFR,
                  NATL-RE INSURED)+/-SS.                                                 0.49      07/15/2018            5,994,877
     25,520,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  COLBURN SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         1.60      08/01/2037           25,520,000
      8,835,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  FLOATERS PT 3689 (TOLL ROAD REVENUE, AMBAC INSURED)+/-SS.              0.39      07/01/2036            8,835,000
      9,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  FLOATERS PT 3701 (TOLL ROAD REVENUE, AMBAC INSURED)+/-SS.              0.46      07/01/2036            9,200,000
     10,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.85      09/01/2037           10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    45,570,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  ORANGE COUNTY PERFORMING SERIES C (RECREATIONAL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.60%     07/01/2034   $       45,570,000
     13,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  PACIFIC GAS & ELECTRIC SERIES E (ELECTRIC REVENUE)+/-SS.               2.25      11/01/2026           13,062,140
     44,900,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN
                  FRANCISCO BALLET (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.23      08/01/2038           44,900,000
     22,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY REPUBLIC SERVICES
                  REMARKETING (RESOURCE RECOVERY REVENUE)+/-SS.                          1.20      09/01/2021           22,500,000
      5,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         1.63      02/01/2019            4,996,700
      6,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A (RESOURCE RECOVERY REVENUE)+/-SS.                             5.00      11/01/2038            6,354,240
      2,500,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A 1 (RESOURCE RECOVERY REVENUE)+/-SS.                           4.70      04/01/2025            2,579,250
      6,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES C (IDR)+/-SS.                                                   6.75      12/01/2027            6,046,380
     20,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      1.30      08/01/2023           19,999,200
     17,720,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G-5 (WATER
                  REVENUE, AGM INSURED)+/-SS.                                            0.27      05/01/2016           17,720,000
     18,775,000   CALIFORNIA STATE FLOATERS DCL-049 (GENERAL FUND REVENUE,
                  FSA INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.                             0.46      08/01/2032           18,775,000
      4,885,000   CALIFORNIA STATE FLOATERS PT-2266 (GENERAL FUND REVENUE,
                  AMBAC INSURED)+/-SS.                                                   0.46      04/01/2017            4,885,000
      5,270,000   CALIFORNIA STATE FLOATERS PT-2272 (GENERAL FUND REVENUE,
                  FSA CR INSURED)+/-SS.                                                  0.46      02/01/2015            5,270,000
      4,385,000   CALIFORNIA STATE FLOATERS PT-2831 (GENERAL FUND REVENUE,
                  AMBAC INSURED)+/-SS.                                                   0.46      02/01/2028            4,385,000
      9,340,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA
                  (MISCELLANEOUS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.               2.20      10/01/2038            9,340,000
      1,250,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES
                  SERIES A (RESOURCE RECOVERY REVENUE)                                   4.95      12/01/2012            1,309,238
      8,700,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES CATHOLIC
                  SERIES E (HCFR, AGM INSURED)+/-SS.                                     0.68      07/01/2040            8,700,000
     50,200,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES
                  A (MISCELLANEOUS REVENUE, BANK OF NEW YORK LOC)+/-SS.                  2.40      06/01/2039           50,200,000
      1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  (LOCAL OR GTD HOUSING REVENUE, FREDDIE MAC INSURED)                    1.88      12/01/2012            1,001,720
     14,435,000   CALIFORNIA TRANSPORTATION FINANCING AUTHORITY (TRANSIT
                  REVENUE, AGM INSURED)+/-SS.                                            0.34      10/01/2027           14,435,000
      9,290,000   CITY OF FREMONT CA (LEASE REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             3.00      08/01/2038            9,290,000
      8,570,000   CITY OF LOS ANGELES CA (PRIVATE SCHOOL REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-SS.                                              2.37      02/01/2034            8,570,000
     20,000,000   GOLDEN EMPIRE SCHOOLS  FINANCING AUTHORITY (LEASE REVENUE)             4.00      05/01/2012           20,933,200
     27,965,000   IRWINDALE CA CDA FLOATERS PT-3542 (TAX ALLOCATION
                  REVENUE, FSA INSURED)+/-SS.                                            0.46      07/15/2026           27,965,000
      2,340,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL
                  GAS REVENUE)                                                           5.00      11/15/2014            2,521,561
      6,305,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NAUTRAL
                  GAS REVENUE)                                                           5.00      11/15/2013            6,755,177
     19,800,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND
                  ANTICIPATION NOTES SERIES A (EDUCATION REVENUE)                        9.85      01/15/2013           23,698,818
        455,000   LONG BEACH CA SERIES B (AIRPORT REVENUE)                               3.00      06/01/2011              458,722
      1,475,000   LONG BEAH CA HARBOR FLOATS -PT-3876 (OTHER REVENUE)+/-SS.              0.53      05/15/2014            1,475,000
     10,000,000   LOS ANGELES COUNTY SCHOOLS POOLED FINANCING PROGRAM COP
                  SERIES E-2 (OTHER REVENUE, GO OF PARTICIPANTS)                         2.00      03/31/2011           10,044,300
      5,500,000   NEWPORT BEACH CA HOAG MEMORIAL PRESBYTERIAN HOSPITAL
                  SERIES C (HCFR)+/-SS.                                                  4.00      12/01/2038            5,563,140
     10,000,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.81      07/01/2013            9,558,800
      5,225,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES
                  REVENUE)+/-SS.                                                         0.96      07/01/2017            4,470,249
      2,750,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED
                  SAVERS & RIBS (SALES TAX REVENUE)                                      6.20      02/14/2011            2,785,118

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    31,675,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES A (HCFR,
                  AGM INSURED)+/-SS.                                                     0.95%     11/01/2036   $       31,675,000
     24,650,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES B (HCFR,
                  AGM INSURED)+/-SS.                                                     0.90      11/01/2036           24,650,000
     11,825,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES C (HCFR,
                  AGM INSURED)+/-SS.                                                     0.90      11/01/2036           11,825,000
      8,965,000   PITTSBURG CA PUBLIC FINANCE AUTHORITY WATER RRB SERIES
                  2008 (WATER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                  1.90      06/01/2035            8,965,000
      1,225,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.50      11/01/2010            1,229,435
      8,240,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (TRANSPORTATION
                  REVENUE, NATL-RE FGIC INSURED)                                         5.75      11/01/2013            8,266,203
      2,590,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                  BUSINESS (SPECIAL ASSESSMENT TAX)                                      3.00      08/15/2011            2,604,452
      2,980,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                  BUSINESS (SPECIAL ASSESSMENT TAX)                                      3.25      08/15/2012            3,011,081
      8,915,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4011 (SEWER
                  REVENUE, FGIC INSURED)+/-SS.                                           0.46      12/01/2023            8,915,000
      9,635,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4043 (TAX
                  REVENUE, FSA GO OF DISTRICT INSURED)+/-SS.                             0.46      10/15/2023            9,635,000
      9,790,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4166
                  (PROPERTY TAX REVENUE, DEXIA CREDIT LOCAL LOC)+/-SS.                   0.46      03/01/2016            9,790,000
     27,550,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4211
                  (PROPERTY TAX REVENUE,)+/-SS.                                          0.46      02/01/2025           27,550,000
     10,635,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4369 (FSA
                  INSURED)+/-SS.                                                         0.46      08/01/2032           10,635,000
      1,215,000   ROSEVILLE CA NATURAL GAS FINANCE AUTHORITY (NATURAL GAS
                  REVENUE)                                                               5.00      02/15/2012            1,264,572
      8,630,000   SACRAMENTO COUNTY CA SFMR FLOATERS 2327 (GOVERNMENT
                  SECURITIES REVENUE, FNMA/GNMA INSURED)+/-SS.                           0.53      10/01/2023            8,630,000
      1,000,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.00      02/15/2012            1,042,040
      4,110,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                               5.00      02/15/2013            4,367,409
      9,220,000   STATE OF CALIFORNIA (PROPERTY TAX REVENUE)                             4.15      12/01/2012            9,726,639
      7,250,000   TURLOCK CA IRRIGATION DISTRICT SENIOR NOTES (UTILITIES
                  REVENUE)                                                               0.75      08/12/2011            7,250,000
      5,045,000   TUSTIN CA COMMUNITY REDEVELOPMENT AGENCY+/-SS.                         0.41      02/03/2011            5,045,000
      1,730,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT 2004 ELECTION
                  SERIES A (PROPERTY TAX REVENUE)                                        6.00      08/01/2012            1,883,866
        315,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            4.50      07/01/2011              321,369
        285,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            4.50      07/01/2012              297,557
        290,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            4.50      07/01/2013              307,313
        305,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)            5.00      07/01/2014              332,026
      1,500,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES
                  (PROPERTY TAX REVENUE)                                                 3.00      12/01/2011            1,511,760
      1,000,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES
                  (PROPERTY TAX REVENUE)                                                 4.00      12/01/2011            1,019,300
      8,550,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES
                  (PROPERTY TAX REVENUE)                                                 5.00      12/01/2011            8,813,084
                                                                                                                       840,693,051
                                                                                                                ------------------
COLORADO: 1.87%
         62,162   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                  (SFMR, GNMA COLLATERAL)                                                5.25      11/01/2019               62,728
      9,615,000   ARKANSAS RIVER POWER AUTHORITY CO FLOATERS PT-3550
                  (UTILITIES REVENUE, XLCA INSURED)+/-SS.                                0.47      10/01/2026            9,615,000
      6,000,000   COLORADO ECFA NORTHWESTERN COLLEGE SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)+/-SS.                       1.48      08/01/2038            6,000,000
      2,495,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  SERIES C-6 (HCFR)+/-SS.                                                3.95      09/01/2036            2,503,982
        500,000   COLORADO HEALTH FACILITIES AUTHORITY COVENANT RETIREMENT
                  COMMUNITIES INCORPORATED (HCFR)                                        5.00      12/01/2010              501,940
      1,000,000   COLORADO HEALTH FACILITIES AUTHORITY COVENANT RETIREMENT
                  COMMUNITIES INCORPORATED (HCFR)                                        5.00      12/01/2011            1,025,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$     1,555,000   COLORADO HEALTH FACILITIES AUTHORITY LONGMONT UNITED
                  HOSPITAL SERIES B (HCFR, RADIAN INSURED)                               5.25%     12/01/2011   $        1,598,835
     14,675,000   COLORADO SPRINGS CO SUB LIEN IMPROVEMENTS SERIES A
                  (UTTILITIES REVENUE)+/-SS.                                             0.32      11/01/2025           14,675,000
      5,000,000   COLORADO SPRINGS CO UTILITIES SERIES B (UTILTIES
                  REVENUE)+/-SS.                                                         0.37      11/01/2036            5,000,000
     10,750,000   DENVER CO CITY & COUNTY (AIRPORT REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.54      11/15/2012           10,750,000
      1,370,000   DENVER CO CITY & COUNTY RENTAL CAR PROJECT SERIES A
                  (OTHER REVENUE, NATL-RE INSURED)                                       6.00      01/01/2011            1,382,563
     10,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
                  INSURED)                                                               6.00      11/15/2013           10,051,100
      2,950,000   DENVER CO CITY & COUNTY SUBSERIES F2 (AIRPORT REVENUE,
                  ASSURED GUARANTY)+/-SS.                                                0.75      11/15/2025            2,950,000
      2,650,000   DENVER CO CITY & COUNTY SUBSERIES F3 (AIRPORT REVENUE,
                  ASSURED GUARANTEE)+/-SS.                                               0.59      11/15/2025            2,650,000
      1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.00      09/01/2039            1,537,065
     10,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B (TOLL ROAD
                  REVENUE, NATL-RE INSURED)##                                            3.07      09/01/2011            9,721,700
      4,715,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2
                  (TRANSPORTATION REVENUE, NATL-RE INSURED)+/-SS.                        5.00      09/01/2039            4,855,790
      1,535,000   FITZSIMONS CO REDEVELOPMENT AUTHORITY RB UNIVERSITY
                  PHYSICIANS INCORPORATED PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              3.00      01/01/2025            1,535,000
     50,000,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES B
                  (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                   1.05      11/15/2035           50,000,000
                                                                                                                       136,416,623
                                                                                                                ------------------
CONNECTICUT: 0.29%
     11,250,000   CAPITAL CITY CT EDFA SERIES B (AUTO PARKING REVENUE)+/-SS.             0.36      06/15/2034           11,250,000
      9,800,000   CONNECTICUT STATE DEVELOPMENT AUTHORITY CONNECTICUT LIGHT
                  & POWER SERIES A (PCR)+/-SS.                                           1.40      05/01/2031            9,804,116
                                                                                                                        21,054,116
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 1.00%
     12,000,000   DISTRICT OF COLUMBIA AMERICAN COLLEGE CARDIOLOGY (COLLEGE
                  & UNIVERSITY REVENUE, SUNTRUST BANK NA LOC)+/-SS.                      0.62      06/01/2040           12,000,000
      6,000,000   DISTRICT OF COLUMBIA BOND ANTICIPATION NOTES PILOT ARTHUR
                  (OTHER REVENUE)                                                        4.00      12/01/2012            6,277,920
      8,000,000   DISTRICT OF COLUMBIA GEORGETOWN DAY SCHOOL ISSUES
                  (PRIVATE SCHOOLS REVENUE, SUNTRUST BANK LOC)+/-SS.                     0.62      07/01/2040            8,000,000
      6,750,000   DISTRICT OF COLUMBIA INCOME TAX SERIES C+/-SS.                         0.45      12/01/2011            6,719,153
     18,200,000   DISTRICT OF COLUMBIA POPULATION SERVICES INTERNATIONAL
                  (OTHER REVENUE, SUNTRUST BANK NA LOC)+/-SS.                            0.62      11/01/2042           18,200,000
     22,000,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-SS.                           0.62      04/01/2035           22,000,000
                                                                                                                        73,197,073
                                                                                                                ------------------
FLORIDA: 7.74%
      1,000,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY (HCFR)                   3.00      12/01/2011            1,013,230
      4,340,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY SHANDS
                  HEALTHCARE SERIES B (HEALTHCARE REVENUE)                               5.00      12/01/2013            4,666,585
        500,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY SHANDS
                  HEALTHCARE SERICES B (HEALTHCARE REVENUE)                              3.00      12/01/2012              508,685
      2,000,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION
                  LIMITED PROJECT (MFHR)                                                 4.25      01/01/2012            2,002,340
      1,525,000   BROWARD COUNTY FL PASSENGER FINANCIAL CONVENTION LIEN
                  SERIES H-1 (AIRPORT REVENUE, AMBAC INSURED)                            5.25      10/01/2011            1,530,139
      3,100,000   BROWARD COUNTY FL SERIES C (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                               5.38      09/01/2011            3,110,726
      5,665,000   BROWARD COUNTY FL SERIES C (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                               5.38      09/01/2012            5,681,712
      4,700,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                               5.25      10/01/2011            4,715,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$     1,300,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                               5.25%     10/01/2012   $        1,303,822
      4,900,000   BROWARD COUNTY SCHOOL BOARD/FL (LEASE REVENUE, AGM
                  INSURED)+/-SS.                                                         0.27      07/01/2031            4,900,000
     21,455,000   CAPE CORAL FL BOND ANTICIPATION NOTES (UTILTIES REVENUE)               6.00      10/01/2011           22,111,952
      2,180,000   CITRUS COUNTY FL COP SERIES B (OTHER REVENUE, ASSURED
                  GUARANTEE)                                                             4.00      04/01/2012            2,266,088
      1,260,000   CITY OF MIAMI FL (PROPERTY TAX REVENUE)                                3.00      01/01/2011            1,265,783
      2,000,000   COUNTY OF POLK  FL (SALES TAX REVENUE, AGM INSURED)+/-SS.              5.50      12/01/2021            2,015,600
      6,900,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT 2ND SERIES (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         0.43      04/01/2039            6,900,000
     10,500,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT FIRST SERIES (POWER REVENUE)+/-SS.                     2.00      04/01/2039           10,578,645
      4,020,000   FLORIDA HOUSING FINANCE CORPORATION BRIARWOOD APARTMENTS
                  SERIES E (MFMR)                                                        4.00      10/01/2010            4,020,201
      1,315,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                  CONSTRUCTION PROJECTS (OTHER REVENUE)                                  3.25      11/01/2011            1,316,354
      1,350,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                  CONSTRUCTION PROJECTS (OTHER REVENUE)                                  3.50      11/01/2011            1,351,526
      1,650,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                  CONSTRUCTION PROJECTS (OTHER REVENUE)                                  4.00      11/01/2011            1,652,756
      3,095,000   FLORIDA STATE BOARD OF EDUCATION SERIES A (PARIMUTUEL
                  BETTING REVENUE)                                                       5.00      07/01/2012            3,325,547
      5,350,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (PARIMUTUEL
                  BETTING REVENUE)                                                       3.00      07/01/2012            5,562,502
      1,215,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (PARIMUTUEL
                  BETTING REVENUE)                                                       5.00      07/01/2012            1,305,505
      2,335,000   FLORIDA STATE DEPARTMENT OF CORRECTIONS COP IKEECHOBEE
                  CORRECTIONAL (LEASE REVENUE AMBAC INSURED)                             5.00      03/01/2011            2,370,889
      7,940,000   GREATER ORLANDO AVIATION AUTHORITY ORLANDO FL AIRPORT
                  FANILITIES SERIES B (AIRPORT REVENUE)                                  3.00      10/01/2011            8,106,343
     12,270,000   GULF BREEZE FL LOCAL GOVERNMENT LOAN SERIES FG & H (OTHER
                  REVENUE)+/-SS.                                                         5.00      12/01/2020           12,317,730
      1,330,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES E
                  (OTHER REVENUE, FGIC INSURED)+/-SS.                                    5.00      12/01/2020            1,346,452
      2,805,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES E
                  (HCFR)                                                                 3.00      11/15/2011            2,871,759
      1,395,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES E
                  (HCFR)                                                                 4.50      11/15/2012            1,487,279
      1,850,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY TAMPA
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, AMBAC
                  INSURED)                                                               5.25      10/01/2012            1,985,679
      2,045,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP MASTER LEASE
                  PROGRAM SERIES A (LEASE REVENUE, NATL-RE INSURED)                      5.50      07/01/2012            2,188,334
      1,200,000   JACKSONVILLE FL (SALES TAX REVENUE, AMBAC INSURED)                     5.50      10/01/2014            1,250,316
     27,600,000   JACKSONVILLE FL SERIES CAP PROJECT REVENUE B (WATER
                  REVENUE, SUNTRUST BANK LOC)+/-SS.                                      0.62      10/01/2034           27,600,000
      2,990,000   KEY WEST FL UTILITY BOARD (UTILITIES REVENUE, AMBAC
                  INSURED)                                                               6.00      10/01/2011            3,137,467
     35,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-SS.             1.02      10/01/2012           34,905,150
     10,975,000   LAKELAND FL ENERGY SYSTEM REVENUE (UTILITIES
                  REVENUE)+/-SS.                                                         1.37      10/01/2014           10,861,848
        500,000   LEE COUNTY FL FEFUNDING SERIES A (AIRPORT REVENUE, AGM
                  INSURED)                                                               5.00      10/01/2012              531,285
      4,140,000   LEE COUNTY FL REFUNDING SERIES A (AIRPORT REVENUE, AGM
                  INSURED)                                                               5.00      10/01/2013            4,504,651
      5,850,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE (OTHER REVENUE,
                  NATL-RE INSURED)                                                       5.50      10/01/2011            6,046,326
      1,000,000   LEE COUNTY FL SOLID WASTE SYSTEM SERIES R (RESOURCE
                  RECOVERY REVENUE)                                                      5.00      10/01/2011            1,026,110
     16,795,000   LEESBURG FL LEESBURG REGIONAL SERIES A (HCFR, REGIONS
                  BANK LOC)+/-SS.                                                        1.08      07/01/2031           16,795,000
        980,000   MARION COUNTY FL IDA WASTE 2 WATER INCORPORATED PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-SS.                                         0.87      10/01/2026              980,000
      2,000,000   MIAMI DADE COUNTY FL AVIATION REVENUE SERIES C (AIRPORT
                  REVENUE, NATL-RE INSURED)                                              5.25      10/01/2010            2,000,240
      6,250,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
                  CHILDREN'S SERIES A (HCFR, NATL-RE INSURED)+/-SS.                      4.13      08/01/2046            6,369,688
        605,000   MIAMI DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES
                  A (MFHR)                                                               5.50      09/01/2012              606,355
     19,075,000   MIAMI DADE COUNTY FL IDA DOLPHINS STADIUM PROJECT SERIES
                  A+/-SS.                                                                3.17      07/01/2032           19,075,000
     19,075,000   MIAMI DADE COUNTY FL IDA DOLPHINS STADIUM PROJECT SERIES
                  B+/-SS.                                                                3.20      07/01/2032           19,075,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$     5,730,000   MIAMI DADE COUNTY FL IDA GOODWILL INDUSTRIES SOUTH
                  FLORIDA PROJECT (IDR, SUNTRUST BANK LOC)+/-SS.                         0.62%     05/01/2028   $        5,730,000
      2,800,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
                  FLORIDA PROJECT (OTHER REVENUE)+/-SS.                                  5.40      08/01/2023            2,868,684
      6,850,000   MIAMI DADE COUNTY FL IDR SERIES C (MISCELLANEOUS
                  REVENUE)+/-SS.                                                         3.20      07/01/2032            6,850,000
      4,005,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.50      05/01/2030            4,092,790
      2,770,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                  REVENUE, NATL-RE INSURED)+/-SS.                                        5.00      05/01/2031            2,821,522
     14,476,552   MIAMI DADE COUNTY FL SCHOOL BOARD MASTER EQUIPMENT LEASE
                  1 (LEASE REVENUE)                                                      3.59      03/03/2016           14,859,457
      3,350,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES A (LEASE
                  REVENUE, NATL-RE FGIC INSURED)                                         5.00      05/01/2011            3,422,327
      2,000,000   MIAMI- DADE COUNTY FL EXPRESSWAY AUTHORITY
                  (TRANSPORTATION REVENUE, ASSURED GUARANTEE INSURED)+/-SS.              0.35      07/01/2018            2,000,000
      1,385,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES
                  A (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                       5.00      04/01/2011            1,405,193
      1,455,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES
                  A (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                       5.00      04/01/2012            1,514,131
      6,690,000   OKEECHOBEE COUNTY FL DISPOSAL WASTE MANAGEMENT LANDFILL A
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      2.63      07/01/2039            6,735,224
      6,300,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY SCOOL
                  SERVICES INCORPORATED PROJECT (HCFR, SUNTRUST BANK
                  LOC)+/-SS.                                                             0.62      12/01/2023            6,300,000
     12,860,000   ORANGE COUNTY FL INDEPENDENT BLOOD & TISSUE SERVICES
                  (IDR, SUNTRUST BANK LOC)+/-SS.                                         0.62      10/01/2027           12,860,000
      2,300,000   ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY SUB
                  SERIES B-2 (TOLL ROAD REVENUE, SUNTRUST BANK LOC)+/-SS.                0.38      07/01/2040            2,300,000
      6,525,000   PALM BEACH COUNTY FL SOUTH FLORIDA BLOOD BANKS PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-SS.                                         0.62      12/01/2022            6,525,000
     24,086,148   PALM BEACH COUNTY PUBLIC IMPROVEMENT COP (OTHER REVENUE)               3.04      02/01/2014           24,385,780
        900,000   PINELLAS COUNTY FL FAMILY RESOURCES INCORPORATED PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-SS.                                         0.67      07/01/2024              900,000
      5,640,000   PINELLAS COUNTY FL YMCA SUNCOAST INCORPORATED PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-SS.                                         0.62      05/01/2027            5,640,000
     10,300,000   POLK COUNTY FL TRANSPORTATION IMPROVEMENT REFUNDING
                  (OTHER REVENUE, AGM INSURED)+/-SS.                                     5.00      12/01/2025           10,365,302
     15,035,000   PORT OF ST. JOE FL WATER & SEWERE SYSTEM (WATER REVENUE,
                  REGIONS BANK LOC)+/-SS.                                                1.08      12/01/2038           15,035,000
     20,000,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4615 (LEASE
                  REVENUE)+/-SS.                                                         0.47      08/01/2029           20,000,000
     43,560,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4638+/-SS.                0.47      07/01/2036           43,560,000
        500,000   REEDY CREEK FL IMPROVEMENT DISTRICT SERIES 2 (OTHER
                  REVENUE, NATL-RE INSURED)                                              5.25      10/01/2010              500,060
        900,000   SOUTH LAKE COUNTY FL HOSPITAL DISTRICT SOUTH LAKE
                  HOSPITAL INCORPORATED (HOSPITAL REVENUE, ORLANDO HEALTH
                  INCORPORATED GUARANTEE)                                                4.00      10/01/2013              940,950
        455,000   SOUTH LAKE COUNTY HOSPITAL DISTRICT FL SOUTH LAKE
                  HOSPITAL INCORPORATED (HOSPITAL REVENUE, ORLANDO HEALTH
                  INCORPORATED GUARANTEE)                                                4.00      10/01/2012              472,185
        965,000   SOUTH LAKE COUNTY HOSPITAL DISTRICT FL SOUTH LAKE
                  HOSPITAL INCORPORATED (HOSPITAL REVENUE, ORLANDO HEALTH
                  INCORPORATED GUARANTEE)                                                5.50      10/01/2013              993,323
     22,200,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES
                  B (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-SS.                     0.62      12/15/2026           22,200,000
     20,180,000   ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED
                  SERIES A (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-SS.              0.62      12/15/2026           20,180,000
      2,830,000   TAMPA FL SOLID WASTE SYSTEM REVENUE SERIES A (OTHER
                  REVENUE, AMBAC INSURED)                                                4.55      10/01/2010            2,830,283
      2,855,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-SS.                           3.75      10/01/2027            2,930,401
      2,500,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-SS.                           3.80      10/01/2031            2,567,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$    17,615,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                  FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62%     07/01/2036   $       17,615,000
     11,350,000   UNIVERSITY OF SOUTH FLORIDA FINANCING CORPORATION FLORIDA
                  COP COLLEGE OF MEDICINE HEALTH SERIES A-2 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.37      07/01/2036           11,350,000
      1,905,000   VOLUSIA COUNTY FL SCHOOL BOARD (SALES TAX REVENUE)                     5.25      10/01/2012            2,024,482
                                                                                                                       565,318,782
                                                                                                                ------------------
GEORGIA: 4.34%
      7,900,000   APPLING COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER
                  COMPANY PLANT HATCH PROJECT (PCR, AMBAC INSURED)                       4.40      07/01/2016            8,109,271
      7,810,000   ATLANTA GA SERIES A (SEWER REVENUE)                                    3.00      11/01/2010            7,824,527
      2,250,000   ATLANTA GA SERIES A (SEWER REVENUE)                                    4.00      11/01/2011            2,321,348
     52,690,000   ATLANTA GA SERIES B-2 (AIRPORT REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         2.27      01/01/2030           52,690,000
      4,000,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)            6.25      01/01/2013            4,051,680
     73,900,000   ATLANTA GA SERIES C-1 (AIRPORT REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         2.27      01/01/2030           73,900,000
        650,000   ATLANTA GA SERIES F (AIRPORT REVENUE, FIRST SECURITY BANK
                  INSURED)                                                               5.25      01/01/2011              657,579
        525,000   CARTERSVILLE GA (WATER REVENUE, AMBAC INSURED)                         5.00      01/01/2011              530,129
     14,495,000   CLAYTON COUNTY GA HOUSING AUTHORITY VILLAGES AT LAKE
                  RIDGE APARTMENTS PROJECT (MFHR, AMSOUTH BANK LOC)+/-SS.                1.28      02/01/2032           14,495,000
      1,000,000   COBB COUNTY DEVELOPMENT AUTHORITY (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         1.40      04/01/2033            1,000,000
      8,400,000   COBB COUNTY GA DEVELOPMENT AUTHORITY BOY SCOUTS OF AMERICA
                  ATLANTA PROJECT (RECREATIONAL REVENUE, SUNTRUST BANK
                  LOC)+/-SS.                                                             0.62      05/01/2026            8,400,000
      9,455,000   COLUMBUS GA ST. FRANCIS HOSPITAL INCORPORATED PROJECT
                  (HCFR, SUNTRUST BANK LOC)+/-SS.                                        0.62      01/01/2018            9,455,000
      2,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY HEALTHCARE SYSTEM
                  CATHOLIC EAST (HCFR)                                                   2.00      11/15/2011            2,518,350
      5,180,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY HEALTHCARE SYSTEM
                  CATHOLIC EAST (HCFR)                                                   5.00      11/15/2013            5,645,889
      3,270,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY THE EPSTEIN SCHOOL
                  PROJECT (OTHER REVENUE, SUNTRUST BANK LOC)+/-SS.                       0.82      01/01/2017            3,270,000
      1,500,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      10/01/2011            1,559,670
      2,050,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      10/01/2012            2,204,837
      2,810,000   GWINNETT COUNTY GA HOSPITAL AUTHORITY KMD GROUP LLC PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-SS.                                         0.72      02/01/2032            2,810,000
      1,100,000   HENRY COUNTY GA PUTTABLE FLOATING OPTION TAX-EXEMPT
                  RECEIPTS 2583 (WATER REVENUE, NATL-RE INSURED)+/-SS.                   0.47      02/01/2030            1,100,000
      1,325,000   METROPOLITAN ATLANTA RAPID TRANSIT AUTHORITY GA SERIES P
                  (SALES TAX REVENUE, AMBAC INSURED)                                     6.00      07/01/2013            1,457,195
     64,200,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY (IDR)+/-SS.                     0.42      10/01/2048           64,200,000
      6,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY (UTILITIES
                  REVENUE)+/-SS.                                                         0.80      11/01/2048            5,997,000
     26,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER
                  COMPANY SCHERER 1ST SERIES (IDR)+/-SS.                                 0.42      07/01/2049           26,000,000
      3,510,000   MUNICIPAL ELECTRIC AUTHORITY OF GA PROJECT ONE SERIES D
                  (ELECTRIC REVENUE, FSA INSURED)+/-SS.                                  0.31      01/01/2022            3,510,000
      9,990,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4174
                  (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)+/-SS.                    0.47      10/01/2024            9,990,000
      3,100,000   UNION COUNTY GA BOY SCOUTS OF AMERICA ATLANTA PROJECT
                  (RECREATIONAL REVENUE, SUNTRUST BANK LOC)+/-SS.                        0.62      04/01/2026            3,100,000
                                                                                                                       316,797,475
                                                                                                                ------------------
GUAM: 0.08%
      6,050,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.00      10/01/2010            6,050,484
                                                                                                                ------------------
HAWAII: 0.06%
      1,000,000   HAWAII STATE AIRPORT SYSTEMS (AIRPORT REVENUE, NATL-RE
                  FGIC INSURED)                                                          5.75      07/01/2013            1,032,210

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
HAWAII (continued)
$     3,135,000   HAWAII STATE HARBOR SYSTEMS SERIES A (MARINA REVENUE, AGM
                  INSURED)                                                               6.00%     07/01/2012   $        3,176,946
                                                                                                                         4,209,156
                                                                                                                ------------------
IDAHO: 0.03%
      2,050,000   BOISE ID CITY HOUSING AUTHORITY CIVIC PLAZA HOUSING
                  PROJECT SERIES C (OTHER REVENUE, KEYBANK NA LOC)+/-SS.                 0.95      03/01/2033            2,050,000
                                                                                                                ------------------
ILLINOIS: 5.20%
      3,591,000   AUSTIN TRUST VARIOUS VERTIFICATES SERIES 2008-1060
                  (OTHER REVENUE, BANK OF AMERICA LOC)+/-SS.                             0.36      06/01/2039            3,591,000
      1,660,000   BROADVIEW IL TAX INCREMENT REVENUE (SALES TAX REVENUE)                 5.25      07/01/2012            1,660,548
      4,945,000   CHICAGO IL DCL 2008-068 (PROPERTY TAX REVENUE, AMBAC
                  INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.                                 0.37      01/01/2022            4,945,000
      2,325,000   CHICAGO IL DEVELOPMENT FINANCE AUTHORITY PEOPLES GAS LIGHT
                  COKE SERIES B (IDR)+/-SS.                                              3.75      02/01/2033            2,337,718
     22,265,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE (AIRPORT
                  REVENUE, NATL-RE INSURED)+/-SS.                                        0.47      01/01/2018           22,265,000
      2,640,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE SERIES C
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.00      01/01/2011            2,664,842
      3,900,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SECOND LIEN
                  SERIES B (AIRPORT REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.            0.30      01/01/2018            3,900,000
      1,400,000   CHICAGO IL SERIES D (OTHER REVENUE, AGM INSURED)+/-SS.                 0.32      01/01/2040            1,400,000
      1,465,000   CHICAGO IL WASTEWATER TRANMISSION REFUNDING
                  (SEWER REVENUE, NATL-RE INSURED)                                       5.38      01/01/2013            1,523,292
      3,785,000   DAVIS JUNCTION IL (PROPERTY TAX REVENUE, FIFTH THIRD BANK
                  LOC)+/-SS.                                                             0.44      06/01/2021            3,785,000
     16,860,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 058
                  (PROPERTY TAX REVENUE)+/-SS.                                           0.37      01/01/2030           16,860,000
      1,500,000   ILLINOIS FINANCE AUTHORITY (HCFR, FIFTH THIRD BANK
                  LOC)+/-SS.                                                             0.38      01/01/2048            1,500,000
      1,750,000   ILLINOIS FINANCE AUTHORITY (RESOURCE RECOVERY REVENUE)+/-SS.           1.45      04/01/2013            1,750,000
      2,675,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-SS.                     3.50      10/01/2026            2,693,030
        500,000   ILLINOIS FINANCE AUTHORITY MEMORIAL HEIGHTS SYSTEM (HCFR)              3.00      04/01/2011              504,145
        875,000   ILLINOIS FINANCE AUTHORITY MEMORIAL HEIGHTS SYSTEM (HCFR)              4.00      04/01/2012              907,323
      1,610,000   ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES A (HCFR)              5.00      05/01/2011            1,639,399
      8,980,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH (HCFR)                  3.00      05/15/2011            9,042,052
      9,315,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH (HCFR)                  4.00      05/15/2012            9,531,853
      1,170,000   ILLINOIS FINANCE AUTHORITY SWEDISH AMERICAN HOSPITAL
                  (HCFR, AMBAC INSURED)                                                  5.00      11/15/2011            1,208,832
      1,270,000   ILLINOIS FINANCE AUTHORITY SWEDISH COVENANT SERIES A (HCFR)            4.00      08/15/2012            1,313,713
      1,200,000   ILLINOIS FINANCE AUTHORIZTY ALEXION BROTHERS HEALTH
                  SYSTEM (HCFR)                                                          4.00      02/15/2012            1,226,244
         45,000   ILLINOIS HEALTH FACILITIES AUTHORITY ADVOCATE NETWORK
                  PREREFUNDED (HCFR)                                                     6.00      11/15/2010               45,321
        900,000   ILLINOIS FINANCE AUTHORITY INSURED COVENANT SERIES A
                  (LOCAL OR GTD HOUSING REVENUE, RADIAN INSURED)                         4.60      12/01/2012              908,415
        300,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL
                  MEDICAL CENTER SERIES C KREDIETBANK NV LOC (HCFR LOC)+/-SS.            0.27      01/01/2016              300,000
      2,830,000   ILLINOIS HEALTH FACILITIES AUTHORITY UNREFUND BALANCE
                  ADVOCATE NETWORK (HCFR)                                                6.00      11/15/2010            2,849,357
     10,510,000   ILLINOIS STATE SERIES B (OTHER REVENUE)+/-SS.                          2.75      10/01/2033           10,510,000
      3,215,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES A-2 (TOLL
                  ROAD REVENUE, AGM INSURED)+/-SS.                                       0.29      01/01/2031            3,215,000
      2,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117
                  ANTIOCH CAPITAL APPRECIATION BONDS SERIES B (PROPERTY TAX
                  REVENUE, NATL-RE FGIC INSURED)##                                       2.46      12/01/2010            1,991,660
      9,030,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 127
                  GRAYSLAKE (PROPERTY TAX REVENUE, FSA INSURED)+/-SS.                    0.47      02/01/2017            9,030,000
      2,295,000   LAKE COUNTY IL COMMUNITY UNIT SCHOOL DISTRICT # 60
                  WAUKEGAN SERIES C (PROPERTY TAX REVENUE)                               2.00      12/01/2011            2,318,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$     1,405,000   LLINOIS FINANCE AUTHORITY SWEDISH COVENANT SERIES A (HCFR)             4.00%     08/15/2013   $        1,456,156
         15,000   MCHENRY & LAKE COUNTIES IL COMMUNITY CONSOLIDATED SCHOOL
                  DISTRICT # 15 (PROPERTY TAX REVENUE, NATL-RE INSURED)                  4.40      01/01/2012               15,135
      1,985,000   MCHENRY & LAKE COUNTIES ILLINOIS COMMUNITY CONSOLIDATED
                  SCHOOL DISTRICT #15 (PROPERTY TAX REVENUE, NATL-RE FGIC
                  INSURED)                                                               4.40      01/01/2012            2,004,731
        605,000   QUINCY IL BLESSING HOSPITAL (HCFR)                                     5.00      11/15/2011              622,134
     50,000,000   REGIONAL TRANSPORTATIOIN AUTHORITY IL (SALES TAX REVENUE,
                  GO OF AUTHORITY INSURED)+/-SS.                                         1.40      06/01/2025           50,000,000
     12,315,000   REGIONAL TRANSPORTATION AUTHORITY IL FLOATERS 2886 (TAX
                  REVENUE, NATL-RE GO OF AUTHORITY INSURED)+/-SS.                        0.47      06/01/2033           12,315,000
     17,975,000   REGIONAL TRANSPORTATION AUTHORITY IL FLOATERS SERIES DCL
                  020 (TRANSPORTATION REVENUE, FSA GO OF AUTHORITY INSURED,
                  DEXIA CREDIT LOCAL LOC)+/-SS.                                          0.40      06/01/2034           17,975,000
      3,280,000   ROCK ISLAND COUNTY IL METROPOLITAN AIRPORT AUTHORITY
                  REFUNDING SERIES A (AIRPORT REVENUE, ASSURED GUARANTEE)                3.80      12/01/2015            3,438,030
     30,000,000   STATE OF ILLINOIS (OTHER REVENUE)                                      3.00      04/15/2011           30,256,500
    119,000,000   STATE OF ILLINOIS (OTHER REVENUE)                                      3.00      05/20/2011          120,268,540
      4,475,000   UNIVERSITY OF ILLINIOS COP UTILITIES INFRASTRUCTURE
                  PROJECTS (LEASE REVENUE, AMBAC INSURED)                                5.00      08/15/2012            4,782,030
      5,990,000   UNIVERSITY OF ILLINOIS (EDUCATION REVENUE)##                           1.16      04/01/2012            5,885,894
      3,170,000   WILL & KENDALL COUNTIES IL COMMUNITY CONSOLIDATED SCHOOL
                  DISTRICT # 202 PLAINFIELD (PROPERTY TAX REVENUE)                       3.00      01/01/2013            3,225,380
                                                                                                                       379,661,637
                                                                                                                ------------------
INDIANA: 1.40%
      4,000,000   CITY OF WHITING ENVIRONMENTAL FACILITIES PRODUCTS NORTH
                  AMERICA PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC)+/-SS.            0.33      07/01/2040            4,000,000
      2,200,000   DELAWARE COUNTY IN BALL MEMORIAL HOSPITAL INCORPORATED
                  (HCFR)                                                                 5.00      08/01/2011            2,229,392
      7,100,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 060
                  (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                   0.37      07/01/2029            7,100,000
      3,420,000   INDIANA FINANCE AUTHORITY CLARIAN HEALTH SERIES B (HCFR,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.50      03/01/2033            3,420,000
      1,660,000   INDIANA FINANCE AUTHORITY FLOYD MEMORIAL HOSPITAL & HEALTH
                  REFUNDING (HOSPITAL REVENUE)                                           4.00      03/01/2012            1,709,684
      1,730,000   INDIANA FINANCE AUTHORITY FLOYD MEMORIAL HOSPITAL HEALTH
                  REFUNDING (HOSPITAL REVENUE)                                           4.00      03/01/2013            1,804,252
      1,555,000   INDIANA FINANCE AUTHORITY FLOYD MENORIAL HOSPITAL & HEALTH
                  REFUNDING (HOSPITAL REVENUE)                                           3.00      03/01/2011            1,563,848
      8,585,000   INDIANA HFFA ASCENSION HEALTH CREDIT GROUP SERIES A1
                  (HCFR)+/-SS.                                                           3.63      11/15/2036            8,811,043
        500,000   INDIANA HFFA ASCENSION HEALTH SUBORDINATE CREDIT SERIES A
                  (HCFR)+/-SS.                                                           5.00      10/01/2027              511,465
     10,000,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY INLAND STEEL
                  (IDR)                                                                  5.75      10/01/2011           10,174,500
      1,325,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY USX
                  CORPORATION PROJECT (IDR)+/-SS.                                        5.25      12/01/2022            1,386,599
      5,025,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOARD
                  FLOATER-PT-3390 (OTHERE REVENUE, DEXIA SA SPA)+/-SS.                   0.47      01/10/2020            5,025,000
     10,265,000   INDIANAPOLIS IN LOCAL PUBLIC IMROVEMENT BOND BANK
                  (AIRPORT REVENUE, AMBAC INSURED)+/-SS.                                 0.54      01/01/2019           10,265,000
     12,805,000   INDIANAPOLIS PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS
                  396 (OTHER REVENUE, NATL-RE INSURED)+/-SS.                             0.47      01/01/2024           12,805,000
      8,214,000   MISHAWAKA IN SCHOOL CITY TAX ANTICIPATION WARRANTS                     2.25      12/31/2010            8,231,085
      2,500,000   ROCKPORT IN PCR AEP GENERAL CORPORATION SERIES A (IDR,
                  AMBAC INSURED)+/-SS.                                                   4.15      07/01/2025            2,543,425
      8,500,000   ROCKPORT IN PCR AEP GENERAL CORPORATION SERIES B (IDR,
                  AMBAC INSURED)+/-SS.                                                   4.15      07/01/2025            8,647,645
        705,000   UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.00      10/01/2011              714,588
        200,000   VINCENNES UNIVERSITY INDIANA AUXILIARY FACILITIES SYSTEM
                  (EDUCATION REVENUE, AMBAC INSURED)                                     4.00      10/01/2010              200,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
INDIANA (continued)
$    11,500,000   ZIONSVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATION
                  FLOATERS SERIES DCL 047 (LEASE REVENUE, FSA STATE AID
                  WITHHOLDING INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.                     0.40%     01/15/2025   $       11,500,000
                                                                                                                       102,642,540
                                                                                                                ------------------
IOWA: 0.51%
      8,000,000   DES MOINES IA GRAND OFFICE PARK PROJECT SERIES E
                  (IDR)+/-SS.                                                            2.05      04/01/2015            8,000,000
     10,000,000   IOWA FINANCE AUTHORITY SERIES F (HCFR)+/-SS.                           5.00      08/15/2039           10,711,600
        500,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MAHARISHI SERIES E
                  (STUDENT LOAN REVENUE, GO OF INSTITUTION INSURED)                      3.84      05/20/2011              504,830
      5,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1
                  (STUDENT LOAN REVENUE)                                                 3.00      12/01/2010            5,014,300
      1,650,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1
                  (STUDENT LOAN REVENUE)                                                 2.50      12/01/2011            1,661,897
      1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1
                  (STUDENT LOAN REVENUE)                                                 4.00      12/01/2011            1,024,470
      1,650,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1
                  (STUDENT LOAN REVENUE)                                                 3.25      12/01/2012            1,688,874
      1,500,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1
                  (STUDENT LOAN REVENUE)                                                 4.00      12/01/2012            1,559,055
      6,875,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT BOND ANTICIPATION
                  NOTES (SALES TAX REVENUE)                                              3.75      05/01/2012            6,991,875
                                                                                                                        37,156,901
                                                                                                                ------------------
KANSAS: 0.67%
     10,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A2
                  (OTHER REVENUE, FGIC INSURED)+/-SS.                                    2.63      09/01/2035           10,004,800
      5,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B
                  (OTHER REVENUE, XLCA INSURED)+/-SS.                                    5.00      12/01/2023            5,090,650
      1,000,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY ADVENTIST
                  HEALTH (HCFR)                                                          4.00      11/15/2011            1,037,610
      7,555,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL
                  CENTER (HCFR, NATL-RE INSURED)+/-SS.                                   3.75      05/15/2026            7,571,848
      3,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY
                  MIDAMERICA NAZARENE UNIVERSITY SERIES D (COLLEGE &
                  UNIVERSITY REVENUE)                                                    5.50      05/01/2011            3,009,030
      3,150,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY OTTAWA
                  UNIVERSITY SERIES F (COLLEGE & UNIVERSITY REVENUE)                     5.50      05/01/2011            3,159,482
      6,170,000   MERRIAM KS HOUSING PINEGATE APARTMENTS PROJECT
                  (MFHR, MARSHALL & ILSLEY BANK LOC)+/-SS.                               1.50      12/01/2026            6,170,000
     11,075,000   SHAWNEE KS HOUSING PINEGATE APARTMENTS PROJECT
                  (MFHR, MARSHALL & ILSLEY BANK LOC)+/-SS.                               1.48      03/01/2029           11,075,000
      1,820,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT SPECIAL
                  OBLIGATION SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)            4.75      12/01/2016            1,938,173
                                                                                                                        49,056,593
                                                                                                                ------------------
KENTUCKY: 0.67%
     10,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE,
                  SUNTRUST BANK LOC)+/-SS.                                               0.62      12/01/2025           10,000,000
      3,650,000   COUNTY OF PULASKI KY (RESOURCE RECOVERY REVENUE)+/-SS.                 1.25      08/15/2023            3,649,854
      2,075,000   JEFFERSON COUNTY KY UNIVERSITY MEDICAL CENTER
                  INCORPORATED PROJECT (HCFR, NATL-RE INSURED)                           5.25      07/01/2011            2,080,727
      2,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN
                  KENTUCKY REFUNDING SERIES A (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                               5.63      03/01/2013            2,102,940
      6,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY
                  SERIES B (AIRPORT REVENUE, XLCA INSURED)                               5.00      03/01/2011            6,096,540
     20,000,000   KENTUCKY HIGHER EDUCATION STUDENT LOAN CORPORATION SERIES 1
                  CLASS A-1 (STUDENT LOAN REVENUE)+/-SS.                                 0.95      05/01/2020           19,933,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
KENTUCKY (continued)
$     5,000,000   LOUISVILLE & JEFFERSON COUNTY METROPOLITAN GOVERNMENT
                  LOUISVILLE GAS & ELECTRIC COMPANY SERIES A (OTHER
                  REVENUE)+/-SS.                                                         5.38%     05/01/2027   $        5,151,450
                                                                                                                        49,015,111
                                                                                                                ------------------
LOUISIANA: 3.91%
      2,070,000   JEFFERSON LA PARISH HOSPITAL SERVICE DISTRICT # 001 WEST
                  JEFFERSON MEDICAL CENTER SERIES A (HCFR, AGM INSURED)                  5.25      01/01/2011            2,087,222
      2,140,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                  COMMUNITY DEVELOPMENT MID SOUTH EXTRUSION INCORPORATED
                  PROJECT  (IDR, REGIONS BANK LOC)+/-SS.                                 1.33      12/01/2017            2,140,000
      4,000,000   LOUISIANA OFFSHORE TERMINAL AUTHORITY (TRANSPORTATION
                  REVENUE)+/-SS.                                                         1.60      10/01/2037            4,001,160
     29,500,000   LOUISIANA PFA AIR PRODUCTS CHEMICAL PROJECT SERIES A
                  (IDR)+/-SS.                                                            0.46      08/01/2043           29,500,000
      6,575,000   LOUISIANA PFA CLECO POWER LLC PROJECT (IDR)+/-SS.                      7.00      12/01/2038            6,905,986
      5,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         0.50      12/01/2038            5,000,000
     11,750,000   LOUISIANA PUBLIC FACILITIES AUTHORITY AIR PRODUCTS
                  CHEMICALS PROJECT SERIES A (IDR)+/-SS.                                 0.50      08/01/2049           11,750,000
     30,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY AIR PRODUCTS
                  CHEMICALS PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.           0.50      12/01/2043           30,000,000
      8,705,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CENTURY WILSHIRE
                  INCORPORATED PROJECT (IDR, REGIONS BANK LOC)+/-SS.                     1.08      02/01/2033            8,705,000
      3,550,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTHCARE
                  (HCFR, AGM INSURED)                                                    5.00      07/01/2012            3,752,634
     36,125,000   LOUISIANA PUBLIC FACILITIES AUTHORITY COCA COLA BOTTLING
                  COMPANY PROJECT (IDR, REGIONS BANK LOC)+/-SS.                          1.08      04/01/2023           36,125,000
      2,100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B
                  (HCFR)                                                                 5.00      07/01/2011            2,148,846
      2,185,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B
                  (HCFR)                                                                 5.00      07/01/2012            2,294,578
      9,745,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
                  (MISCELLANEOUS REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.               2.76      12/01/2036            9,745,000
     21,050,000   LOUISIANA STATE GAS & FUELS TAX SECOND LIEN SERIES A-1
                  (FUELS SALES TAX REVENUE)+/-SS.                                        1.02      05/01/2043           21,039,475
     73,125,000   LOUISIANA STATE GAS & FUELS TAX SECOND LIEN SERIES A-1
                  (FUELS SALES TAX REVENUE)+/-SS.                                        1.02      05/01/2043           73,088,438
      5,000,000   LOUISIANA STATE OFFSHORE TERMINAL AUTHORITY DEEPWATER
                  PORT LOOP LLC PROJECT SERIES B-1 (OTHER REVENUE)+/-SS.                 4.25      10/01/2037            5,000,100
      6,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC
                  PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                              6.00      10/01/2038            6,204,840
      1,665,000   REGIONAL TRANSPORTATION AUTHORITY SERIES A (SALES TAX
                  REVENUE, NATL-RE FGIC INSURED)                                         8.00      12/01/2010            1,681,600
      3,590,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF
                  OPPORTUNITY ZONE REVENUE (OTHER REVENUE, REGIONS BANK
                  LOC)+/-SS.                                                             1.10      04/01/2034            3,590,000
      2,195,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                   1.13      04/01/2034            2,195,000
      3,230,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                   1.13      04/01/2034            3,230,000
      5,400,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                   1.08      12/01/2036            5,400,000
     10,000,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT ROOMS TO GO
                  ST. TAMMANY (ECONOMIC DEVELOPMENT REVENUE, SUNTRUST BANK
                  LOC)+/-SS.                                                             0.62      07/01/2038           10,000,000
                                                                                                                       285,584,879
                                                                                                                ------------------
MAINE: 0.09%
      2,485,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1
                  (STUDENT LOAN REVENUE, ASSURED GUARANTY)                               4.30      12/01/2012            2,621,228
         50,000   MAINE STATE HOUSING AUTHORITY SERIES G-2 (HOUSING REVENUE)             4.00      11/15/2024               50,048
      3,780,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              2.37      08/01/2024            3,780,000
                                                                                                                         6,451,276
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MARYLAND: 0.84%
$     3,755,000   MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATION AMERICAN
                  URLOGICAL ASSOCIATION (OTHER REVENUE, SUNTRUST BANK
                  LOC)+/-SS.                                                             0.62%     09/01/2032   $        3,755,000
     34,565,000   MARYLAND STATE HEFA KENNEDY (HCFR, RADIAN INSURED, SUNTRUST
                  BANK LOC)+/-SS.                                                        0.62      07/01/2036           34,565,000
     23,235,000   MARYLAND STATE HEFA SHEPPARD PRATT SERIES B (HCFR, SUNTRUST
                  BANK LOC)+/-SS.                                                        0.62      07/01/2028           23,235,000
                                                                                                                        61,555,000
                                                                                                                ------------------
MASSACHUSETTS: 1.58%
      2,260,100   CITY OF GLOUCESTER MA (PROPERTY TAX REVENUE)                           1.50      09/16/2011            2,277,322
      7,000,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY (SALES TAX
                  REVENUE)+/-SS.                                                         0.28      07/01/2026            7,000,000
      4,795,000   MASSACHUSETTS HEFA (HCFR, AMBAC INSURED)                               3.00      07/01/2011            4,829,476
      3,800,000   MASSACHUSETTS HEFA (HCFR, AMBAC INSURED)                               4.00      07/01/2013            3,930,074
      9,800,000   MASSACHUSETTS HEFA (HCFR, AMBAC INSURED)+/-SS.                         5.00      08/01/2035            9,987,670
      1,880,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                  (HCFR)                                                                 6.50      07/01/2012            1,929,444
      5,250,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
                  (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                   4.10      10/01/2037            5,468,768
      4,250,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                  SERIES A (OTHER REVENUE)                                               5.35      12/01/2010            4,267,000
     19,125,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY
                  NUCLEAR MIX # 3 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.32      07/01/2018           17,395,127
      1,950,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY
                  NUCLEAR MIX # 4 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.28      07/01/2017            1,776,362
      4,775,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT
                  # 6 SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)+/-SS.                 0.28      07/01/2019            4,337,771
        305,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SABIS
                  INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                         4.13      04/15/2011              307,080
        390,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SABIS
                  INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                         4.65      04/15/2012              402,121
      1,490,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SEMASS
                  SYSTEMS SERIES A (RESOURCE RECOVERY REVENUE, NATL-RE
                  INSURED)                                                               5.50      01/01/2011            1,501,562
      2,900,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SEMASS
                  SYSTEMS SERIES A (RESOURCE RECOVERY REVENUE, NATL-RE
                  INSURED)                                                               5.63      01/01/2012            3,010,229
        750,000   MASSACHUSETTS STATE HEFA HEALTHCARE SYSTEMS CATHOLIC EAST
                  (HCFR)                                                                 2.50      11/15/2011              760,350
      2,670,000   MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY BARBOUR
                  CORPORATE ISSUE (IDR, FLEET NATIONAL BANK LOC)+/-SS.                   0.55      08/01/2018            2,670,000
     31,000,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-SS.              0.51      02/01/2012           30,939,550
     13,100,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-SS.              0.65      02/01/2013           13,022,841
                                                                                                                       115,812,747
                                                                                                                ------------------
MICHIGAN: 3.83%
        700,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                  (PROPERTY TAX REVENUE)                                                 5.00      04/01/2013              699,839
      1,100,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE,
                  NATL-RE INSURED)                                                       5.00      09/30/2012            1,147,630
      2,000,000   DETROIT MI SECOND LIEN SERIES C (SEWER REVENUE, NATL-RE
                  INSURED)                                                               5.00      07/01/2011            2,043,480
     11,615,000   DETROIT MI SEWAGE DISPOSAL (SEWER REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.47      07/01/2021           11,615,000
      3,000,000   DETROIT MI SEWER DISPOSAL SENIOR LIEN SERIES A (OTHER
                  REVENUE, AGM INSURED)                                                  5.00      07/01/2012            3,166,440
      2,010,000   DETROIT MI WATER SUPPLY SYSTEM SENIOR LIEN SERIES A
                  (WATER REVENUE, RATL-RE-INSURED)                                       5.75      07/01/2012            2,137,675
        250,000   DETROIT MI WATER SUPPLY SYSTEM SENIOR LIEN SERIES B
                  (WATER REVENUE, NATL-RE INSURED)+/-SS.                                 4.00      07/01/2012              257,863
      2,735,000   KENT MI HOSPITAL FINANCE AUTHORITY PINE REST CHRISTIAN
                  HEALTH (HCFR, FIFTH THIRD BANK LOC)+/-SS.                              0.44      10/01/2041            2,735,000
     45,750,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES
                  B 2 (HCFR)+/-SS.                                                       0.31      01/15/2047           45,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$    10,500,000   MICHIGAN FINANCE AUTHORITY LIMITED OBLIGATION SERIES E
                  (OTHER REVENUE)                                                        4.75%     08/22/2011   $       10,583,580
      5,640,000   MICHIGAN HEFA LIMITED OBLIGATION DAVENPORT UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-SS.             0.44      06/01/2034            5,640,000
        850,000   MICHIGAN HEFA LIMITED OBLIGATION DAVENPORT UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-SS.             0.44      01/01/2036              850,000
     22,000,000   MICHIGAN MUNICIPAL BOARD AUTHORITY SERIES B (OTHER REVENUE)            5.00      03/21/2011           22,014,740
      1,000,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)            5.00      10/15/2010            1,001,810
        250,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)            3.00      10/15/2011              255,150
      6,675,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)            5.00      10/15/2011            6,950,477
      7,100,000   MICHIGAN STATE COMPREHENSIVE TRANSITION (FSA INSURED)+/-SS.            0.42      05/15/2023            7,100,000
      1,900,000   MICHIGAN STATE COP SERIES A (LEASE REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         4.25      09/01/2031            1,905,662
      3,250,000   MICHIGAN STATE COP SERIES A (LEASE REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         5.00      09/01/2031            3,281,460
      3,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY (HCFR REVENUE,
                  FIFTH THIRD BANK LOC)                                                  5.50      11/01/2012            3,186,120
      4,715,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY (HCFR REVENUE,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032            4,715,000
     15,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-12 (HCFR,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032           15,000,000
        800,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-16 (HCFR,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032              800,000
      7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-17 (HCFR,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032            7,500,000
      4,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-18 (HCFR,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032            4,000,000
      7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-22 (HCFR,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032            7,500,000
      7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-24 (HCFR,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.42      12/01/2032            7,500,000
     12,785,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY (HOUSING
                  REVENUE, AGM GO OF AUTHORITY INSURED)+/-SS.                            1.45      04/01/2040           12,785,000
      4,000,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C
                  (HOUSING REVENUE)                                                      3.15      12/01/2010            4,008,200
      7,750,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION  DETROIT
                  EDITION (ELECTRICAL POWER REVENUE)+/-SS.                               3.05      08/01/2024            7,940,728
      3,320,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION ADJUSTED
                  REFUNDING DOW CHEMICAL PROJECT SERIES J-A-2 (IDR)+/-SS.                5.50      12/01/2028            3,439,254
      5,000,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION DETROIT
                  FUND POLLUTION SERIES AA (UTILITIES REVENUE, NATL-RE FIGC
                  INSURED)                                                               6.95      05/01/2011            5,165,500
      1,000,000   MICHIGAN STATE STRATEGIC FUND WASTE MANAGEMENT
                  INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                 4.63      12/01/2012            1,032,000
      1,500,000   MICHIGAN STRATEGIC FUND (IDR, FIFTH THIRD BANK LOC)+/-SS.              0.44      07/01/2028            1,500,000
      7,000,000   MICHIGAN STRATEGIC FUND (RESOURCE RECOVERY REVENUE)+/-SS.              3.20      08/01/2027            7,022,470
     23,755,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4098 (FUEL
                  SALES TAX REVENUE, FSA INSURED)+/-SS.                                  0.47      11/01/2020           23,755,000
      1,845,000   SAGINAW VALLEY STATE UNIVERSITY MICHIGAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE)                                         4.00      07/01/2011            1,886,734
      2,255,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)                             5.00      12/01/2011            2,313,089
     12,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                    5.25      12/01/2010           12,068,280
      9,370,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                    5.25      12/01/2011            9,400,453
      5,500,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                    5.25      12/01/2012            5,517,875
      1,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT SERIES B (AIRPORT REVENUE, NATL-RE INSURED)                    5.25      12/01/2010            1,005,690
      1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEM (PROPERTY TAX REVENUE)                                          3.00      01/01/2011            1,005,840
      1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEM (PROPERTY TAX REVENUE)                                          3.00      01/01/2012            1,026,220
                                                                                                                       280,209,259
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA: 0.83%
$     6,900,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)+/-SS.                        2.25%     11/01/2020   $        6,900,000
      4,500,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.25      11/01/2027            4,500,000
     10,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES
                  B (HCFR, AMBAC INSURED)+/-SS.                                          0.45      11/15/2017           10,303,534
      3,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (AIRPORT REVENUE)                                             5.00      01/01/2012            3,136,650
      4,765,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (AIRPORT REVENUE)                                             5.00      01/01/2013            5,119,754
        465,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES D (AIRPORT REVENUE, NATL-RE FGIC INSURED)                       5.75      01/01/2013              469,906
     13,520,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HCFR, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.00      09/01/2021           13,520,000
      3,060,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATION REVENUE, MARSHALL & ILSLEY BANK
                  LOC)+/-SS.                                                             1.48      11/01/2022            3,060,000
      1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C (HOUSING REVENUE)           8.00      12/01/2033            1,518,585
      1,100,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                  (HCFR)                                                                 4.00      11/15/2010            1,104,103
      1,300,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                  (HCFR)                                                                 4.00      11/15/2011            1,341,132
      1,400,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                  (HCFR)                                                                 5.00      11/15/2012            1,502,942
      1,500,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                  (HCFR)                                                                 5.00      11/15/2013            1,643,520
      2,960,000   ST. PAUL MN PORT AUTHORITY SERIES N-1 (IDR, US BANK NA
                  LOC)+/-SS.                                                             3.25      02/01/2028            2,984,302
      3,290,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       2.50      05/01/2025            3,290,000
                                                                                                                        60,394,428
                                                                                                                ------------------
MISSISSIPPI: 1.12%
      3,225,000   JACKSON STATE UNIVERSITY MI EDUCATIONAL BUILDING
                  CORPORATION CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-SS.            5.00      03/01/2034            3,287,920
     14,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION COAST ELECTRIC
                  POWER ASSOCIATION SERIES C (ELECTRIC REVENUE)+/-SS.                    1.25      05/01/2037           14,500,145
     12,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULF SHIP
                  LLC PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                    1.08      06/01/2026           12,000,000
      9,355,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULF SHIP
                  LLC PROJECT PHASE III (IDR, REGIONS BANK LOC)+/-SS.                    1.08      06/01/2028            9,355,000
      6,495,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG
                  CLINIC (HCFR, REGIONS BANK LOC)+/-SS.                                  1.08      11/01/2026            6,495,000
     30,400,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG
                  PROJECT A (IDR, JP MORGAN CHASE BANK LOC)+/-SS.                        1.48      10/01/2033           30,400,000
      5,400,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK
                  CENTER INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK
                  LOC)+/-SS.                                                             1.08      03/01/2033            5,400,000
        750,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION LIMITED
                  TAX NOTE SERIES B-1 (HCFR, ASSURED GUARANTY)                           3.00      07/01/2011              762,668
                                                                                                                        82,200,733
                                                                                                                ------------------
MISSOURI: 0.89%
        995,000   KANSAS CITY MO SCHOOL DISTRICT BUILDING CORPORATION
                  SERIES A (LEASE REVENUE, NATL-RE FGIC INSURED)                         5.00      02/01/2011            1,004,582
      1,000,000   KANSAS CITY MO SERIES E (TAX REVENUE)##                                0.40      02/01/2012              973,450
     21,600,000   MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI
                  MODAL THIRD LIEN B2 (TOLL ROAD REVENUE, STATE STREET B&T
                  COMPANY LOC)+/-SS.                                                     0.24      05/01/2015           21,600,000
        995,000   MISSOURI STATE SINGLE FAMILY HOMEOWNER LOAN SERIES C1
                  (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                               7.15      03/01/2032            1,022,890
        470,000   ST. LOUIS MO FLOATERS SERIES 004 (AIRPORT REVENUE, FSA
                  INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.                                 0.40      07/01/2026              470,000
     37,775,000   ST. LOUIS MO FLOATERS SERIES 3431(AIRPORT REVENUE,
                  NATL-RE INSURED)+/-SS.                                                 0.47      07/01/2017           37,775,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MISSOURI (continued)
$     2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES A 2 (AIRPORT REVENUE)                                           4.00%     07/01/2011   $        2,035,820
                                                                                                                        64,881,742
                                                                                                                ------------------
NEBRASKA: 0.50%
        975,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)+/-SS.                                                         0.51      12/01/2010              971,666
      7,140,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      12/01/2012            7,577,896
     19,280,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      12/01/2013           20,793,673
      6,600,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                               5.00      12/01/2014            7,141,728
                                                                                                                        36,484,963
                                                                                                                ------------------
NEVADA: 0.74%
        200,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A
                  (AIRPORT REVENUE, NATL-RE INSURED)+/-SS.                               1.50      07/01/2012              200,000
      8,250,000   CLARK COUNTY NV AIRPORT ROCS-RR-II-R-11823 (AIRPORT
                  REVENUE)+/-SS.                                                         0.35      01/01/2018            8,250,000
      7,500,000   CLARK COUNTY NV AIRPORT SUB LIEN SERIES A-1 (AIRPORT
                  REVENUE, AGM INSURED)                                                  5.00      07/01/2012            7,954,950
      3,000,000   CLARK COUNTY NV AIRPORT SUB LIEN SERIES B-1 (AIRPORT
                  REVENUE, AGM INSURED)+/-SS.                                            0.32      07/01/2022            3,000,000
      9,400,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION
                  PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             2.12      02/01/2030            9,400,000
      2,650,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D
                  (IDR, ACA INSURED)                                                     5.30      10/01/2011            2,650,530
      1,960,000   CLARK COUNTY NV PASSENGER FACILITIES CHARGE LAS
                  VEGAS-MCCARRAN AIRPORT (AIRPORT REVENUE, NATL-RE-INSURED)              5.25      07/01/2011            2,018,447
      1,000,000   CLARK COUNTY NV SUB LIEN SERIES A-1 (AIRPORT REVENUE, AMBAC
                  INSURED)                                                               5.00      07/01/2012            1,055,830
      1,000,000   CLARK COUNTY NV SUB LIEN SERIES A-1 (AIRPORT REVENUE,
                  NATL-RE FGIC INSURED)                                                  5.25      07/01/2012            1,060,130
     14,285,000   COUNTY OF CLARK NV (EDUCATION REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         2.37      02/01/2036           14,285,000
        850,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                                4.80      10/01/2031              886,780
        750,000   SPARKS NV REDEVELOPMENT AGENCY TAX INCREMENT AREA NUMBER 1
                  (TAX REVENUE)                                                          4.00      01/15/2011              753,533
      1,405,000   SPARKS NV REDEVELOPMENT AGENCY TAX=INCREMENT AREA NUMBER 1
                  (TAX REVENUE)                                                          4.00      01/15/2013            1,448,218
        750,000   SPARKS NV REDEVEOPMENT AGENCY TAX INCREMENT AREA NUMBER 1
                  (TAX REVENUE)                                                          4.00      01/15/2012              764,933
                                                                                                                        53,728,351
                                                                                                                ------------------
NEW HAMPSHIRE: 0.38%
      2,410,000   MANCHESTER NH SERIES B (AIRPORT REVENUE)                               5.00      01/01/2011            2,430,943
      6,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY REFUNDING THE
                  UNITED ILLUMINATING SERIES A (PCR)+/-SS.                               6.88      12/01/2029            6,340,080
     13,165,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED
                  ILLUMINATING COMPANY PROJECT (PCR)+/-SS.                               7.13      07/01/2027           13,781,254
      3,995,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-SS.                                              2.40      07/01/2038            3,995,000
        930,000   NEW HAMPSHIRE HEFA SOUTHEASTERN REGIONAL EDUCATIONAL
                  SERVICES (PRIVATE SCHOOLS REVENUE, OCEAN NATIONAL BANK
                  LOC)+/-SS.                                                             3.95      11/01/2036              953,427
                                                                                                                        27,500,704
                                                                                                                ------------------
NEW JERSEY: 2.81%
      2,075,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A (LEASE
                  REVENUE, ASSURED GUARANTY)                                             4.00      12/01/2012            2,224,857
      9,727,800   CITY OF CAMDEN NJ (PROPERTY TAX REVENUE)                               2.50      08/23/2011            9,832,471
      1,210,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE
                  MANAGEMENT INCORPORATED PROJECT B (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         3.38      12/01/2029            1,229,287

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW JERSEY (continued)
$     8,560,000   NEW JERSEY EDA CIGARETTE TAX (TOBACCO & LIQUOR TAXES
                  REVENUE, FGIC INSURED)                                                 5.00%     06/15/2011   $        8,672,650
      6,000,000   NEW JERSEY EDA EL DORADO SERIES A (OTHER REVENUE)+/-SS.                1.05      12/01/2021            6,000,000
      2,000,000   NEW JERSEY HFFA CATHOLIC HEALTHCARE EAST (HCFR)                        2.00      11/15/2010            2,000,160
      2,000,000   NEW JERSEY HFFA CATHOLIC HEALTHCARE EAST (HCFR)                        2.00      11/15/2011            2,000,640
      1,490,000   NEW JERSEY HFFA CATHOLIC HEALTHCARE EAST (HCFR)                        5.00      11/15/2012            1,573,500
      1,970,000   NEW JERSEY STATE EDUCATIONAL FACILITIES AUTHORITY RIDER
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, RADIAN LOC)                  5.00      07/01/2011            2,018,147
     33,295,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  STUDENT LOAN SERIES FFELP-CLASS A-1 (STUDENT LOAN
                  REVENUE)+/-SS.                                                         0.60      06/01/2020           33,162,153
      1,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C-2 (TOLL ROAD
                  REVENUE, AGM INSURED)+/-SS.                                            0.35      01/01/2024            1,000,000
      2,230,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-SS.                  0.29      01/01/2018            2,230,000
      9,100,000   NEW JERSEY TRANSPORTATION AUTHORITY RB SERIES A (OTHER
                  REVENUE, FGIC INSURED)+/-SS.                                           0.46      06/15/2023            9,100,000
      1,055,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY PUTTABLE
                  FLOATING OPTION TAX-EXEMPT RECEIPTS 109 (FGIC INSURED)+/-SS.           0.49      12/15/2030            1,055,000
     35,000,000   NEWARK NJ TAX ANTICIPATION NOTES SERIES H (OTHER REVENUE)              4.00      03/15/2011           35,175,700
      1,500,000   NEWARK NJ TAX APPEAL NOTES SERIES H (PROPERTY TAX REVENUE)             3.25      12/16/2010            1,502,070
      1,100,000   PERTH AMBOY NJ BOARD OF EDUCATION COP (LEASE REVENUE,
                  ASSURED GUARANTY)                                                      3.00      12/15/2011            1,120,251
     23,630,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4003 ESSEX
                  COUNTY (OTHER REVENUE, AMBAC INSURED)+/-SS.                            0.47      12/15/2021           23,630,000
     36,095,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4036
                  (TOLL ROAD REVENUE, AMBAC INSURED)+/-SS.                               0.39      01/01/2025           36,095,000
      9,000,000   SALEM COUNTY UTILITIES AUTHORITY (UTILITIES REVENUE)+/-SS.             0.95      11/01/2033            9,000,900
     17,000,000   SALEM COUNTY UTILITIES AUTHORITY (UTILITIES REVENUE)+/-SS.             0.95      11/01/2033           17,001,700
                                                                                                                       205,624,486
                                                                                                                ------------------
NEW MEXICO: 0.14%
      1,170,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY VILLA ALEGRE SERIES A
                  (HOUSING REVENUEN FHA INSURED)                                         1.75      09/01/2012            1,182,308
      8,930,000   PUEBLO OF SANDIIA NM (OTHER REVENUE)+/-SS.                             1.80      03/01/2015            8,930,000
                                                                                                                        10,112,308
                                                                                                                ------------------
NEW YORK: 4.83%
     24,340,000   BINGHAMTON CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING INSURED)                                         1.50      07/28/2011           24,488,717
      3,050,000   CHAUTAUQUA COUNTY NY IDAG JAMESTOWN COMMUNITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK NA LOC)+/-SS.             0.39      08/01/2027            3,050,000
      5,075,000   CITY OF NEWBURGH NY (PROPERTY TAX REVENUE)                             4.00      11/30/2010            5,079,669
     40,000,000   CITY OF SYRACUSE NY (PROPERTY TAX REVENUE, STATE AID
                  WITHHOLDING INSURED)                                                   1.50      06/30/2011           40,154,800
     14,000,000   COUNTY OF ROCKLAND NY (PROPERTY TAX REVENUE)                           1.75      08/30/2011           14,098,700
      3,500,000   DUNKIRK CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE, STATE
                  AID WITHHOLDING INSURED)                                               2.00      07/28/2011            3,534,265
      5,392,685   GENERAL BROWN CENTRAL SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING INSURED)                                2.00      06/24/2011            5,403,794
     27,390,000   GREATER SOUTH TIER BOARD OF COOPERATIVE EDUCATIONAL
                  SERVICES DISTRICT (MISCELLANEOUS REVENUE, STATE AID
                  WITHHOLDING INSURED)                                                   1.50      06/30/2011           27,461,214
      2,930,000   GUILDERLAND NY IDA WILDWOOD PROJECT SERIES A (OTHER
                  REVENUE, KEYBANK NA LOC)+/-SS.                                         0.45      07/01/2032            2,930,000
      9,000,000   LONG ISLAND POWER AUTHORITY SERIES D (UTILITIES REVENUE,
                  AGM INSURED)+/-SS.                                                     0.32      12/01/2029            9,000,000
     28,996,921   LOWVILLE CENTRAL SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING INSURED)                                         2.00      06/30/2011           29,205,119
      1,290,000   MONROE COUNTY NY GREATER ROCHESTER INTERNATIONAL AIRPORT
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.25      01/01/2011            1,299,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$     3,515,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION
                  PROJECT (LEASE REVENUE)                                                5.00%     01/01/2011   $        3,541,292
      1,785,000   NEW YORK NY IDAG CAPITAL APPRECIATION YANKEE STADIUM
                  PILOT (RECREATIONAL FACILITIES REVENUE, ASSURED GUARANTY)##            1.39      03/01/2011            1,774,629
      5,300,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE, AGM
                  INSURED)+/-SS.                                                         0.50      01/01/2032            5,300,000
      6,400,000   NEW YORK NY SUBSERIES H-6 (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.32      08/01/2013            6,400,000
     22,820,000   NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-SS.                                              1.70      08/01/2023           22,820,000
      5,235,000   NEW YORK STATE DORMITORY AUTHORITY (HCFR, AMBAC INSURED)               5.38      02/01/2017            5,239,188
      1,510,000   NEW YORK STATE DORMITORY AUTHORITY (HCFR, AMBAC INSURED)               5.38      02/01/2032            1,511,208
        250,000   NEW YORK STATE DORMITORY AUTHORITY NON STATE SUPPORTED
                  DEBT EDUCATIONAL HOUSING SERVICES CUNY (COLLEGE &
                  UNIVERSITY REVENUE)                                                    5.00      07/01/2011              256,605
      7,960,000   NEW YORK STATE DORMITORY AUTHORITY PUTTABLE FLOATION
                  OPTION TAX-EXEMPT RECEIPTS 3675 (INCOME TAX REVENUE, AMBAC
                  INSURED)+/-SS.                                                         0.46      03/15/2028            7,960,000
      2,350,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                  UNIVERSITY REVENUE)+/-SS.                                              5.25      11/15/2023            2,511,657
      1,325,000   NEW YORK STATE ENERGY R&D AUTHORITY PCR KEYSPAN
                  GENERATION SERIES A (IDR, AMBAC INSURED)+/-SS.                         1.40      10/01/2028            1,325,000
      1,900,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
                  MANAGEMENT PROJECT SERIES A (IDR)+/-SS.                                4.55      05/01/2012            1,938,570
      3,025,000   NEW YORK STATE GOOD SAMARITAN HOSPITAL MEDICAL CENTER
                  SERIES A (HCFR, NATL-RE INSURED)                                       5.70      07/01/2013            3,048,353
     10,900,000   NEW YORK STATE MORTGAGE AGENCY SERIES 153 (HOUSING
                  REVENUE)+/-SS.                                                         0.37      04/01/2047           10,900,000
        310,000   NEW YORK STATE URBAN DEVELOPMENT CAPITAL APPRECIATION
                  STATE OFFICE SERIES S (LEASE REVENUE)##                                0.39      01/01/2011              309,687
     35,830,000   NEW YORK URBAN DEVELOPMENT CORPORATION (MISCELLANEOUS
                  REVENUE)                                                               5.88      02/01/2013           36,272,501
      1,470,000   NIAGRA COUNTY NY IDA SOLID WASTE DISPOSAL SERIES A
                  REFUNDING (IDR)+/-SS.                                                  5.45      11/15/2026            1,519,230
     19,800,000   PATCHOGUE- MEDFORD UNION FREE SCHOOL DISTRICT (PROPERTY
                  TAX REVENUE)                                                           1.75      06/23/2011           19,918,206
      9,370,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4291(OTHER
                  REVENUE)+/-SS.                                                         0.60      06/01/2031            9,370,000
     10,433,000   ROCKLAND COUNTY NY BOARD ANTICIPATION NOTES SERIES B (GO)              1.50      04/22/2011           10,438,529
      8,030,000   UTICA NY IDAG UTICA COLLEGE PROJECT SERIES B (COLLEGE &
                  UNIVERSITY REVENUE, CITIZENS BANK LOC)+/-SS.                           0.39      10/01/2034            8,030,000
     22,385,000   UTICA SCHOOL DISTRICT (PROPERTY TAX REVENUE, STATE AID
                  WITHHOLDING INSURED)                                                   2.00      09/09/2011           22,597,881
      4,310,000   WALTON CENTRAL SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING INSURED)                                         2.00      07/22/2011            4,337,325
                                                                                                                       353,025,479
                                                                                                                ------------------
NORTH CAROLINA: 0.59%
        250,000   ALBEMARLE NC HOSPITAL AUTHORITY (HCFR)                                 5.00      10/01/2010              250,010
      1,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY JOHNSON
                  & WALES UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, XLCA INSURED)                                                 5.00      04/01/2011            1,116,313
      5,810,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                    7.00      01/01/2013            6,204,557
      1,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION CATHOLIC HEALTH EAST
                  (HCFR)                                                                 2.50      11/15/2011            1,216,692
      1,085,000   NORTH CAROLINA MEDICAL CARE COMMISSION CATHOLIC HEALTH EAST
                  (HCFR)                                                                 4.00      11/15/2012            1,138,892
      3,205,000   NORTH CAROLINA MEDICAL CARE COMMISSION FIRSTHEALTH CAROLINA
                  SERIES C (HCFR)                                                        3.00      10/01/2012            3,291,823
     14,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH SERIES
                  A (HCFR)+/-SS.                                                         0.37      11/01/2028           14,000,000
     16,105,000   NORTH CAROLINA MEDICAL CARE COMMONWEALTH HEALTH CARE
                  FACILITIES DUKE UNIVERSITY HEALTH SYSTEM SERIES A
                  (HOSPITAL REVENUE)+/-SS.                                               0.57      06/01/2039           16,105,000
                                                                                                                        43,323,287
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
NORTH DAKOTA: 0.08%
$       875,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (HCFR, NATL-RE
                  INSURED)                                                               5.50%     06/01/2011   $          880,583
        865,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HCFR,
                  NATL-RE INSURED)                                                       6.63      12/01/2010              867,915
      4,000,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC
                  PROJECTS CONSTRUCTION NOTES SERIES A-2 (WATER REVENUE)+/-SS.           0.75      10/01/2010            4,000,000
                                                                                                                         5,748,498
                                                                                                                ------------------
OHIO: 2.12%
      9,000,000   AKRON OH HEALTH BENEFITS CLAIM BOND ANTICIPATION NOTES
                  (INCOME TAX REVENUE)                                                   1.75      03/17/2011            9,006,570
     13,341,050   AUSTINTOWN OHIO LOCAL SCHOOL DISTRICT IMPROVEMENT (GO)                 2.50      11/17/2010           13,380,139
      2,245,000   BLUE ASH OHIO URSULINE ACADEMY PROJECT (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)+/-SS.                                            0.44      06/01/2031            2,245,000
        235,000   CITY OF LORAIN OH (PROPERTY TAX REVENUE)                               4.75      12/30/2010              236,041
      1,025,000   CITY OF LORAIN OH (PROPERTY TAX REVENUE)                               3.63      09/22/2011            1,030,002
      1,000,000   CITY OF STEUBENVILLE OH (HCFR)                                         2.00      10/01/2012            1,001,070
      2,250,000   CITY OF WARRENSVILLE HEIGHTS OH (OTHER REVENUE)                        3.00      02/03/2011            2,257,065
     18,795,000   CLEVELAND OH WATER RESOURCES SERIES S (WATER & SEWER
                  REVENUE)+/-SS.                                                         2.00      01/01/2033           18,795,000
      1,600,000   CLEVELAND OHIO COP CLEVELAND STADIUM PROJECT SERIES A
                  REFUNDING (LEASE REVENUE)                                              2.00      11/15/2010            1,601,584
      1,545,000   CLEVELAND OHIO COP CLEVELAND STADIUM PROJECT SERIES A
                  REFUNDING (LEASE REVENUE)                                              4.00      11/15/2011            1,589,589
      1,105,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM
                  PROJECT SERIES A (HCFR)                                                5.50      01/15/2011            1,108,370
      1,120,000   HAMILTON COUNTY OH EDR STATE XAVIER HIGH SCHOOL PROJECT
                  (PRIVATE SCHOOLS REVENUE, FIFTH THIRD BANK LOC)+/-SS.                  0.44      04/01/2028            1,120,000
      3,800,000   LORAIN OHIO PORT AUTHORITY HORIZON ACTIVITIES CENTER
                  PROJECT (FIFTH THIRD BANK LOC)+/-SS.                                   0.44      07/01/2028            3,800,000
      3,000,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH SERIES C-2 (HCFR)+/-SS.           4.10      10/01/2041            3,106,050
      4,400,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION
                  CONTROL SERIES A (ELECTRIC, POWER & LIGHT REVENUE)+/-SS.               2.25      12/01/2023            4,403,784
      1,860,000   OHIO STATE HIGHER EDUCATIONAL FACILITIES ASHLAND
                  UNIVERSITY PROJECT (LEASE REVENUE)                                     4.25      09/01/2011            1,881,390
      5,500,000   OHIO STATE WATER DEVELOPMENT AUTHORITY PCR FIRST ENERGY
                  SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                             3.00      10/01/2033            5,559,400
      5,900,000   OHIO STATE WATER DEVELOPMENT AUTHORITY PCR FIRSTENERGY
                  SERIES A (WATER REVENUE)+/-SS.                                         4.75      08/01/2029            6,094,877
      4,500,000   OHIO STATE WATER DEVELOPMENT AUTHORITY SOLID WASTE
                  MANAGEMENT INCORPORATED PROJECT (RESOURCE RECOVERY)+/-SS.              1.50      06/01/2013            4,502,295
        310,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WASTE MANAGEMENT
                  PROJECT (RESOURCE RECOVERY REVENUE)+/-SS.                              2.63      07/01/2021              312,096
     39,170,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 567 (OTHER
                  REVENUE, NATL-RE INSURED)+/-SS.                                        0.39      04/01/2026           39,170,000
     19,000,000   THREE RIVERS LOCAL SCHOOL DISTRICT (PROPERTY TAX REVENUE)              2.50      11/01/2010           19,016,150
      4,280,000   TOLEDO OH SPECIAL GO (OTHER REVENUE)                                   4.00      06/01/2011            4,328,621
      4,845,000   VILLAGE OF OAKWOOD OH (OTHER REVENUE)                                  1.50      10/06/2011            4,877,898
      2,257,869   VILLAGE OF WATERVILLE OH (OTHER REVENUE)                               3.00      08/04/2011            2,267,013
      2,330,000   WOODLAWN OH COMMUNITY CENTER (PROPERTY TAX REVENUE)                    4.00      11/24/2010            2,335,732
                                                                                                                       155,025,736
                                                                                                                ------------------
OKLAHOMA: 0.42%
      5,000,000   CLEVELAND COOUNTY OK PUBLIC FACILITIES AUTHORITY
                  EDUCATIONAL FACILITIES NORMAN PUBLIC SCHOOLS PROJECT
                  (LEASE REVENUE)                                                        4.00      06/01/2013            5,320,400
      2,000,000   CLEVELAND COUNTY OK PUBLIC FACILITIES AUTHORITY
                  EDUCATIONAL FACILITIES NORMAN PUBLIC SCHOOLS PROJECT
                  (LEASE REVENUE)                                                        3.50      06/01/2012            2,070,760
      4,365,000   MCGEE CREEK AUTHORITY (UTILITIES REVENUE, NATL-RE INSURED)             6.00      01/01/2013            4,566,227
      4,670,000   OKLAHOMA CITY AIRPORT TRUST LIEN 27TH SERIES B
                  (AIRPORT REVENUE, AGM INSURED)                                         5.38      07/01/2011            4,687,886

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
OKLAHOMA (continued)
$     1,000,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                        3.00%     03/01/2011   $        1,007,930
      3,825,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                        3.50      03/01/2012            3,931,373
        485,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN
                  PROGRAM SERIES D2 (HOUSING REVENUE, GNMA/FNMA INSURED)                 7.10      09/01/2028              492,503
      7,130,000   OKLAHOMA SCHOOL DISTRICTS & COUNTY REVENUE ANTICIPATION
                  PROGRAM (PROPERTY TAX REVENUE)                                         1.50      06/30/2011            7,129,786
      1,000,000   TULSA COUNTY OK INDUSTRIAL AUTHORITY JENKS PUBLIC SCHOOL
                  (LEASE REVENUE)                                                        5.00      09/01/2011            1,042,430
        175,000   TULSA OK AIRPORT IMPROVEMENT TRUST SERIES A (AIRPORT
                  REVENUE)                                                               3.00      06/01/2011              176,747
                                                                                                                        30,426,042
                                                                                                                ------------------
OREGON: 0.54%
      3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK
                  PROJECT A (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.             2.25      11/01/2025            3,700,000
     35,465,000   SALEM OR HOSPITAL FACILITY AUTHORITY SALEM HOSPITAL
                  PROJECT SERIES C (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.75      08/15/2036           35,465,000
                                                                                                                        39,165,000
                                                                                                                ------------------
PENNSYLVANIA: 7.92%
      5,200,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.75      01/01/2011            5,240,404
      4,995,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         4.00      01/01/2011            5,015,929
      3,520,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY HEALTH
                  SYSTEM WESTERN PENNSYLVANIA SERIES A (HCFR)                            5.00      11/15/2010            3,520,563
      6,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                4.00      05/15/2012            6,555,932
     21,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                  UNIVERSITY OF PITTSBURGH MEDICAL CENTRE SERIES F
                  (HCFR)+/-SS.                                                           1.32      05/15/2038           20,792,100
      2,525,000   ALLEGHENY COUNTY PA IDA DUQUENSE LIGHT PCR (ELECTRIC,
                  POWER & LIGHT REVENUE, AMBAC INSURED)+/-SS.                            4.05      09/01/2011            2,574,137
      7,000,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE,
                  NATL-RE INSURED)                                                       5.50      12/01/2020            7,131,180
      3,650,000   BEAVER COUNTY PA IDA PCR FIRSTENERGY SERIES B (IDR)+/-SS.              3.00      10/01/2047            3,689,420
      2,795,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                  4.00      11/15/2011            2,868,173
      2,865,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                  4.00      11/15/2012            2,975,560
      1,315,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                  4.00      11/15/2013            1,370,888
      7,700,000   BUCKS COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY (OTHER
                  REVENUE)+/-SS.                                                         1.60      05/01/2033            7,700,000
      3,850,000   CITY OF PITTSBURGH CA (PROPERTY TAX REVENUE, AGM INSURED)              5.00      09/01/2011            3,994,298
         15,000   DELAWARE COUNTY PA AUTHORITY NEUMANN COLLEGE (COLLEGE &
                  UNIVERSITY REVENUE)                                                    5.13      10/01/2011               15,504
      3,705,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES
                  A (RESOURCE RECOVERY REVENUE)                                          6.10      07/01/2013            3,709,557
     47,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY MODE 1
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                       0.30      08/01/2016           47,800,000
      4,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES
                  1985 B (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                0.32      12/01/2020            4,300,000
      4,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                       0.32      12/01/2017            4,500,000
      6,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                       0.32      12/01/2019            6,500,000
      6,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                       0.32      12/01/2020            6,300,000
     31,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES D
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-SS.                       0.32      12/01/2020           31,800,000
      1,165,000   ERIE COUNTY PA ST. VINCENTS HEALTH SERIES A (HCFR)                     4.00      07/01/2011            1,176,347
      1,635,000   GALLERY CERTIFICATE TRUST PA (AUTO PARKING REVENUE, FSA
                  INSURED)                                                               4.50      02/15/2013            1,639,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$     6,420,000   HARRISBURG PA AUTHORITY CAPITAL APPRECIATION LIMITED
                  OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                      4.48%     12/15/2010   $        6,360,872
     20,400,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES
                  D-1 (OTHER REVENUE, AGM INSURED)+/-SS.                                 6.75      12/01/2033           20,493,636
      2,700,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                  SERIES D-2 (HCFR, NATL-RE INSURED)+/-SS.                               5.00      12/01/2033            2,719,467
        890,000   LYCOMING COUNTY PA SUSQUEHANNA HEALTH SYSTEM PROJECT A
                  (HCFR)                                                                 4.00      07/01/2012              917,376
      1,185,000   MONTGOMERY COUNTY IDA ACTS RETIREMENT LIFE COMMUNITY
                  SERIES A-1 (HCFR)                                                      5.00      11/15/2010            1,189,586
      1,000,000   NORTHAMPTON COUNTY PA GENERAL PURPOSE AUTHORITY SAINT
                  LUKES HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)                     4.00      08/15/2011            1,018,300
      3,500,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  (EDR)+/-SS.                                                            1.50      06/01/2028            3,499,195
      5,680,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A
                  (HCFR)                                                                 5.00      10/15/2011            5,811,435
      4,075,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A
                  (HCFR)                                                                 5.00      10/15/2012            4,233,803
     10,300,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       4.50      12/01/2010           10,322,042
      8,755,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00      12/01/2012            8,889,214
      9,150,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE
                  RECOVERY REVENUE, AMBAC INSURED)                                       5.00      12/01/2013            9,240,128
      5,400,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F REFUNDING
                  (RESOURCE RECOVERY REVENUE)                                            4.50      12/01/2011            5,433,966
     10,285,000   PENNSYLVANIA EDFA MAIN LINE HEALTH (OTHER REVENUE)+/-SS.               0.67      10/01/2027           10,120,543
     65,000,000   PENNSYLVANIA EDFA THOMAS JEFFERSON UNIVERSITY HOSPITAL
                  SYSTEM (PROPERTY TAX REVENUE)+/-SS.                                    0.67      10/01/2037           64,079,600
      7,700,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      2.63      12/01/2033            7,770,301
      3,040,000   PENNSYLVANIA STATE HEFAR ASSOCIATED INDEPENDENT COLLEGES
                  SERIES 13 (COLLEGE & UNIVERSITY REVENUE)+/-SS.                         2.13      11/01/2031            3,040,000
      7,390,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING
                  SERIES A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                         1.40      07/01/2034            7,390,000
      3,000,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITSSBURGH MEDICAL
                  CENTRE SERIES E (HCFR)                                                 3.50      05/15/2012            3,110,250
      7,905,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITSSBURGH MEDICAL
                  CENTRE SERIES E (HCFR)                                                 3.50      05/15/2013            8,346,020
      2,750,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
                  CAPITAL ACQUISITION (OTHER REVENUE, NATLE-RE OF AGENCY
                  INSURED)                                                               6.13      12/15/2020            2,776,263
     10,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
                  CAPITAL ACQUISITION (OTHER REVENUE, NATLE-RE OF AGENCY
                  INSURED)                                                               5.88      12/15/2025           10,090,300
     11,495,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC)+/-SS.            1.75      07/15/2036           11,495,000
     51,900,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES B-2
                  (TOLL ROAD REVENUE, BANK OF AMERICA NA LOC)+/-SS.                      0.26      12/01/2038           51,900,000
     14,500,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
                  (TOLL ROAD REVENUE)+/-SS.                                              0.89      12/01/2012           14,404,590
     15,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
                  (TOLL ROAD REVENUE)+/-SS.                                              1.17      12/01/2013           14,859,750
      1,455,000   PHILADELPHIA PA (AIRPORT REVENUE, NATL-RE FGIC INSURED)                5.38      06/15/2012            1,459,467
      1,265,000   PHILADELPHIA PA 1998 7TH GENERAL ORDINANCE (UTILITIES
                  REVENUE, AMBAC INSURED)                                                4.00      10/01/2010            1,265,101
      1,705,000   PHILADELPHIA PA 1998 8TH GENERAL ORDINANCE SERIES A
                  (UTILITIES REVENUE)                                                    5.00      08/01/2012            1,807,812
        500,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE
                  (UTILITIES REVENUE, AMBAC INSURED)                                     5.00      10/01/2013              542,895
        245,000   PHILADELPHIA PA GAS WORKS CAPITAL APPRECIATION ELEVENTH
                  SERIES C (NATURAL GAS REVENUE, AMBAC INSURED)##                        4.05      01/01/2012              232,922
        805,000   PHILADELPHIA PA GAS WORKS EIGHTEENTH SERIES CIFG
                  (NATURAL GAS REVENUE, CIFG INSURED)                                    5.00      08/01/2011              829,222
      1,305,000   PHILADELPHIA PA IDA COMMERCIAL DEVELOPMENT RED LION
                  (IDR, PNC BANK NA LOC)+/-SS.                                           4.50      12/01/2016            1,313,757
      3,170,000   PHILADELPHIA PA IDA SERIES A (LEASE REVENUE, NATL-RE FGIC
                  INSURED)                                                               5.00      10/01/2011            3,272,391

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$     3,255,000   PHILADELPHIA PA MUNICIPAL AUTHORITY LEASE SERIES B
                  (LEASE REVENUE, AGM INSURED)                                           5.25%     11/15/2011   $        3,397,374
      3,800,000   PHILADELPHIA PA REDEVELOPMENT AUTHORITY NEIGHBORHOOD
                  TRANSFORMATION SERIES A (OTHER REVENUE, NATL-RE FGIC
                  INSURED)                                                               5.25      04/15/2011            3,882,422
      4,250,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                        5.00      09/01/2011            4,398,793
      6,100,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                        5.00      09/01/2012            6,518,338
     75,820,000   PHILADELPHIA PA SCHOOL DISTRICT TAX & REVENUE ANTIC NOTES
                  SERIES A (EDUCATION REVENUE)                                           2.50      06/30/2011           76,663,118
      1,380,000   SAYRE PA HCFA GUTHRIE HEALTH SERIES A (HCFR)                           6.00      12/01/2010            1,390,612
      1,040,000   WESTMORELAND COUNTY PA IDA EXCELA HEALTH PROJECT (OTHER
                  REVENUE)                                                               3.00      07/01/2012            1,059,074
                                                                                                                       578,714,407
                                                                                                                ------------------
PUERTO RICO: 0.68%
        500,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE
                  INSURED)+/-SS.                                                         0.87      07/01/2011              494,640
      8,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY
                  (WATER REVENUE, NATL-RE INSURED)+/-SS.                                 0.69      07/01/2011            7,771,667
         90,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                  AUTHORITY FLOATERS SERIES DCL 008 (TOLL ROAD REVENUE, FSA
                  INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.                                 0.42      07/01/2030               90,000
      8,445,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                  AUTHORITY FLOATERS SERIES DCL 019 (TOLL ROAD REVENUE, FSA
                  INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.                                 0.42      01/01/2029            8,445,000
      2,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                  AUTHORITY SERIES 2447 (OTHER REVENUE, ASSURED
                  GUARANTY)+/-SS.                                                        0.28      07/01/2036            2,000,000
     18,370,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING
                  AUTHORITY SERIES B (OTHER REVENUE)+/-SS.                               0.92      10/01/2040           18,370,000
     10,955,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)               4.75      10/01/2011           10,969,899
      1,452,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 267 (AMBAC
                  INSURED)+/-SS.                                                         0.49      08/01/2047            1,452,000
                                                                                                                        49,593,206
                                                                                                                ------------------
RHODE ISLAND: 0.11%
        655,000   PROVIDENCE RI PUBLIC BUILDING AUTHORITY SCHOOL & PUBLIC
                  FACILITY PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)               5.38      12/15/2011              669,593
      1,420,000   RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION
                  HOMEOWN OPPORTUNITY SERIES 50-A (HOUSING REVENUE)                      3.55      10/01/2011            1,455,855
      5,860,000   RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING
                  CORPORATION HEALTH FACILITIES SAINT ANTONINE SERIES A
                  (HOSPITAL REVENUE, ALLIED IRISH BANKS PLC LOC)+/-SS.                   1.70      11/01/2018            5,860,000
                                                                                                                         7,985,448
                                                                                                                ------------------
SOUTH CAROLINA: 1.37%
      7,000,000   GREENVILLE HOSPITAL SYSTEM SC SERIES B (HCFR, SUNTRUST
                  BANK LOC)+/-SS.                                                        0.59      05/01/2033            7,000,000
      2,250,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES
                  TAX REVENUE, NATL-RE INSURED)                                          5.00      10/01/2010            2,250,225
      2,010,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES
                  TAX REVENUE, NATL-RE INSURED)                                          5.00      04/01/2011            2,040,532
      4,075,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES
                  TAX REVENUE, NATL-RE INSURED)                                          5.00      10/01/2011            4,196,191
     16,070,000   PIEDMONT SC MUNICIPAL POWER AGENCY CAPITAL APPRECIATION
                  2004 UNREFUNDED BALANCE (ELECTRIC, POWER & LIGHT
                  REVENUE)##                                                             5.02      01/01/2013           14,364,491
      1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                  HEALTH PROJECT (HCFR)                                                  5.00      02/01/2013            1,075,240
      1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                  GEORGETOWN MEMORIAL HOSPITAL (HCFR, AMBAC INSURED)                     5.50      11/01/2012            1,012,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
SOUTH CAROLINA (continued)
$    41,985,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                  PALMETTO HEALTH (HCFR)+/-SS.                                           1.02%     08/01/2039   $       39,819,834
     28,110,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC
                  (TOBACCO REVENUE)                                                      5.00      06/01/2018           28,133,894
                                                                                                                        99,893,087
                                                                                                                ------------------
SOUTH DAKOTA: 0.24%
        400,000   MINNEHAHA COUNTY SD BETHANY LUTHERAN HOME PROJECT SERIES A
                  (HCFR)                                                                 7.00      12/01/2023              451,704
      1,920,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY HOMEOWNERSHIP
                  MORTGAGE SERIES A (HOUSING REVENUE)                                    3.85      05/01/2011            1,950,374
     15,000,000   SOUTH DAKOTA STATE HEFA ARERA HEALTH SERIES C
                  (HOSPITAL REVENUE, ALLIED IRISH BANKS PLC LOC)+/-SS.                   2.50      07/01/2033           15,000,000
                                                                                                                        17,402,078
                                                                                                                ------------------
TENNESSEE: 3.89%
      1,075,000   CHATTANOOGA HAMILTON COUNTY TN ERLANGER HEALTH
                  (HCFR, AGM INSURED)                                                    5.00      10/01/2012            1,150,949
      2,220,000   CHATTANOOGA HAMILTON COUNTY TN ERLANGER HEALTH
                  (HCFR, AGM INSURED)                                                    5.00      10/01/2012            2,376,843
     20,570,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  HOSPITAL SERIES B MBIA (HCFR, NATL-RE IBC INSURED)                     7.75      07/01/2029           22,924,237
      1,685,000   FRANKLIN COUNTY TN HEFA ANDREWS SEWANEE SCHOOL PROJECT
                  (PRIVATE SCHOOLS REVENUE, AMSOUTH BANK)+/-SS.                          1.23      09/01/2019            1,685,000
      1,335,000   JACKSON TN ENERGY AUTHORITY ELECTRIC SYSTEM
                  (ELECTRIC REVENUE, FIFTH THIRD BANK LOC)+/-SS.                         0.44      04/01/2029            1,335,000
      6,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                  MORTGAGE MOUNTAIN STATES (HCFR)                                        7.50      07/01/2033            6,695,580
      8,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                  MORTGAGE MOUNTAIN STATES (HCFR, NATL-RE INSURED)                       7.50      07/01/2025            8,927,440
      8,960,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                  MORTGAGE MOUNTAIN STATES (HCFR, NATL-RE-INSURED)                       7.50      07/01/2025            9,998,733
      4,645,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  MOUNTAIN STATES HEALTH ALLIANCE (HOSPITAL REVENUE)                     3.00      07/01/2011            4,666,274
      3,635,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  MOUNTAIN STATES HEALTH ALLIANCE (HOSPITAL REVENUE)                     5.00      07/01/2012            3,784,653
        775,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  MOUNTAIN STATES HEALTH ALLIANCE (HOSPITAL REVENUE,
                  NATL-RE-INSURED)                                                       6.00      07/01/2012              830,335
     10,630,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD FORT SANDERS ALLIANCE (HCFR, NATL-RE INSURED)                    5.75      01/01/2012           11,118,980
      4,865,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  HEALTH & EDUCATIONAL FACILITIES BOARD MEHARRY MEDICAL
                  COLLEGE (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
                  LOC)+/-SS.                                                             0.44      12/01/2024            4,865,000
      2,850,000   METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON COUNTY TN
                  (UTILITIES REVENUE, NATL-RE INSURED)                                   5.20      01/01/2013            3,033,597
      2,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (MISCELLANEOUS
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              1.20      06/01/2031            2,000,000
     53,990,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (MISCELLANEOUS
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              1.20      06/01/2032           53,990,000
     18,460,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY GO LOCAL
                  GOVERNMENT PUBLIC IMPROVEMENT SERIES B-2 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       1.20      06/01/2039           18,460,000
     25,900,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  IMPROVEMENT SERIES K-1 (OTHER REVENUE)+/-SS.                           0.66      06/01/2034           25,900,000
     16,160,000   SEVIER COUNTY TN {UBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  PUBLIC IMPROVEMENT SERIES C-2 (OTHER REVENUE, ALLIED IRISH
                  BANKS PLC LOC)+/-SS.                                                   1.20      06/01/2017           16,160,000
      4,900,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  SOUTHERN COLLEGE OF OPTOMETRY PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, ALLIED IRISH BANKS PLC LOC)+/-SS.                             1.50      06/01/2026            4,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TENNESSEE (continued)
$    30,965,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00%     09/01/2011   $       31,950,616
      4,915,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      02/01/2012            5,177,559
      1,965,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      02/01/2014            2,105,262
     12,380,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                  5.00      09/01/2014           13,360,248
      7,805,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.00      09/01/2012            8,251,524
      2,770,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.00      09/01/2013            2,973,207
      8,785,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                  (NATURAL GAS REVENUE)                                                  5.00      02/01/2011            8,906,233
      7,000,000   WILSON COUNTY TN KNIGHT LEASING COMPANY PROJECT (IDR,
                  REGIONS BANK LOC)+/-SS.                                                1.28      05/01/2020            7,000,000
                                                                                                                       284,527,270
                                                                                                                ------------------
TEXAS: 9.34%
     10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00      08/15/2034           10,004,900
      1,100,000   AUSTIN TX UTILITY SYSTEM CAPITAL APPRECIATION REFUNDING
                  (OTHER REVENUE, AMBAC INSURED)##                                       0.79      11/15/2010            1,098,900
      5,000,000   BRAZOS RIVER TX AUTHORITY (INDUSTRIAL DEVELOPMENT REVENUE)             3.63      04/01/2012            5,068,050
     10,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT BRAZORIA
                  COUNTY DOW CHEMICAL COMPANY PROJECT SERIES A-1 (IDR)+/-SS.             6.25      05/15/2033           10,554,400
      3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW
                  CHEMICAL COMPANY (OTHER REVENUE)                                       5.25      10/01/2011            3,039,540
      3,500,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW
                  CHEMICAL COMPANY SERIES B 1 (OTHER REVENUE)+/-SS.                      5.50      05/15/2033            3,571,050
     10,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW
                  CHEMICAL COMPANY SERIES B 3 (OTHER REVENUE)+/-SS.                      5.50      05/15/2033           10,210,700
        510,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION PROJECT
                  (LEASE REVENUE)                                                        5.00      10/01/2011              525,785
      6,000,000   GULF COAST TX IDA MARINE TERM AMOCO OIL COMPANY PROJECT
                  (IDR)+/-SS.                                                            2.50      06/01/2025            6,000,840
     11,500,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
                  REVENUE, ALLIED IRISH BANK LOC)+/-SS.                                  2.23      06/01/2038           11,500,000
      9,975,000   HARRIS COUNTY TX HEALTH FACILITIES CHRISTUS HEALTH SERIES
                  A-5 (HCFR, AGM INSURED)+/-SS.                                          1.35      07/01/2036            9,975,000
     13,300,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, AGM INSURED)+/-SS.                                              0.94      07/01/2031           13,300,000
      3,925,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, AGM INSURED)+/-SS.                                              0.94      07/01/2031            3,925,000
      1,255,000   HIDALGO COUNTY TX HEALTH SERVICES CORPORATION MISSION
                  HOSPITAL INCORPORATED PROJECT (HCFR)                                   5.00      08/15/2011            1,281,079
     11,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC
                  INSURED)+/-SS.                                                         5.00      05/15/2034           11,294,360
      3,625,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                  INSURED)+/-SS.                                                         5.00      05/15/2034            3,722,005
      3,000,000   HOUSTON TX SUB LIEN SERIES A (AIRPORT REVENUE, AGM INSURED)            5.75      07/01/2011            3,010,980
      2,200,000   HOUSTON TX SUB LIEN SERIES B (AIRPORT REVENUE, NATL-RE
                  FGIC INSURED)                                                          5.25      07/01/2011            2,207,766
      8,775,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                  JOSEPH HEALTH SYSTEMS SERIES A (HCFR)+/-SS.                            3.05      07/01/2030            8,949,974
      4,500,000   MATAGORDA COUNTY TX PCR AEP TEXAS CENTER PROJECT NAVIGATION
                  DISTRICT # 1 (IDR)+/-SS.                                               5.13      06/01/2030            4,598,775
     12,750,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION SOLID WASTE
                  DISPOSAL REPUBLIC SERVICES INCORPORATED SERIES A
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      1.30      01/01/2020           12,750,000
      4,230,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION
                  CHILDREN'S MEDICAL CENTER PROJECT (HCFR, NATL-RE INSURED)              5.75      08/15/2013            4,243,325
     59,765,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT
                  LOAN SERIES 1 CLASS A-1 (STUDENT LOAN REVENUE)+/-SS.                   0.96      07/01/2019           59,681,329

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$    18,765,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES
                  L-2 (TRANSPORTATION REVENUE)+/-SS.                                     6.00%     01/01/2038   $       20,592,899
     15,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E2 (OTHER
                  REVENUE)+/-SS.                                                         5.25      01/01/2038           15,741,300
        500,000   NORTHEAST HOSPITAL AUTHORITY TX NORTHEAST MEDICAL CENTER
                  (HCFR, AGM INSURED)                                                    6.25      05/15/2011              516,035
      9,000,000   NORTHSIDE TEXAS INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                  (PROPERTY TAX REVENUE)+/-SS.                                           2.10      06/01/2039            9,080,280
      6,850,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 265 (WATER
                  REVENUE, FSA INSURED)+/-SS.                                            0.50      12/01/2028            6,850,000
      1,525,000   SABINE RIVER TX INDUSTRIAL NORTHEAST TEXAS NATIONAL RURAL
                  UTILITY COMPANY 84Q (INDUSTRIAL REVENUE)+/-SS.                         1.20      08/15/2014            1,524,985
      2,000,000   SHERMAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                  (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-SS.                           1.65      08/01/2036            2,000,000
     46,340,000   STATE OF TEXAS (MISCELLANEOUS REVENUE)+/-SS.                           0.37      06/01/2038           46,340,000
     18,800,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (HCFR,
                  COMPASS BANK LOC)+/-SS.                                                0.30      08/15/2046           18,800,000
      4,055,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                  SENIOR LIEN SERIES A (NATURAL GAS REVENUE)                             5.00      12/15/2011            4,219,957
    117,485,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I
                  SENIOR LIEN SERIES D (NATURAL GAS REVENUE)                             5.63      12/15/2017          126,479,652
     51,280,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES A (MISCELLANEOUS REVENUE)+/-SS.                                 0.90      09/15/2017           48,570,365
    105,650,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES B (UTILITIES REVENUE)+/-SS.                                     0.74      09/15/2017          100,841,869
      6,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                  SERIES B (UTILITIES REVENUE)+/-SS.                                     0.75      12/15/2017            5,771,805
      4,985,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE
                  (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)##                     1.05      09/01/2011            4,936,446
      3,200,000   TEXAS STATE LINKED SAVERS & RIBS (PROPERTY TAX REVENUE)                6.20      09/30/2011            3,244,960
     56,545,000   TEXAS STATE MOBILITY FUND SERIES B (PROPERTY TAX
                  REVENUE)+/-SS.                                                         0.60      04/01/2030           56,545,000
      2,215,000   TEXAS TRANSPORTATION COMMISSION FIRST TIER (TOLL ROADS
                  REVENUE)+/-SS.                                                         5.00      08/15/2042            2,243,751
      6,400,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY
                  DISTRICT # 1 POWER COMPANY (UTILITIES REVENUE)                         4.50      07/01/2011            6,530,880
      1,000,000   WEST SIDE CALHOUN COUNTY TX NAVY DISTRICT BP CHEMICALS
                  INCORPORATED PROJECT (IDR)+/-SS.                                       0.33      10/01/2030            1,000,000
                                                                                                                       682,343,942
                                                                                                                ------------------
UTAH: 0.83%
     22,235,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4320 (SALES
                  TAX REVENUE, NATL-RE INSURED)+/-SS.                                    0.40      06/15/2035           22,235,000
     13,740,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4321
                  (NATL-RE INSURED)+/-SS.                                                0.47      04/01/2029           13,740,000
         65,000   UTAH STATE HFA SFMR SERIES E 2 CLASS I (SFMR, FHA INSURED)             6.00      01/01/2031               65,295
     11,825,000   UTAH STATE HOUSING CORPORATION SFMR SERIES E CLASS 1
                  (SFMR)+/-SS.                                                           0.33      01/01/2037           11,825,000
     13,050,000   UTAH STATE HOUSING CORPORATION SFMR SERIES G (SFMR)+/-SS.              0.33      01/01/2037           13,050,000
                                                                                                                        60,915,295
                                                                                                                ------------------
VIRGIN ISLANDS: 0.22%
      2,000,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                5.00      10/01/2011            2,068,120
      4,500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                5.00      10/01/2012            4,765,095
      1,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00      10/01/2010            1,000,090
      2,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00      10/01/2011            2,061,100
      3,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00      10/01/2012            3,175,950
        300,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY (SALES TAX REVENUE)            4.00      10/01/2012              311,109
        400,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY (SALES TAX REVENUE)            4.00      10/01/2013              420,476
      1,000,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                  (UTILITIES REVENUE)                                                    4.00      07/01/2011            1,018,520
      1,000,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                  (UTILITIES REVENUE)                                                    4.00      07/01/2012            1,035,130
                                                                                                                        15,855,590
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
VIRGINIA: 2.32%
$     2,250,000   ALBEMARLE COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY
                  ((RECREATIONAL REVENUE, SUNTRUST BANK LOC)+/-SS.                       0.62%     06/01/2037   $        2,250,000
     18,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION
                  PROJECT (OTHER REVENUE, SUNTRUST BANK LOC)+/-SS.                       0.62      10/01/2037           18,000,000
     15,025,000   ALEXANDRIA VA IDA AMERICAN SOCIETY CLINICAL SERIES B
                  (OTHER REVENUE, SUNTRUST BANK LOC)+/-SS.                               0.45      10/01/2043           15,025,000
      2,785,000   ARLINGTON COUNTY VA IDA WASTE MANAGEMENT SERIES B
                  (RESOURCE RECOVERY REVENUE, AGM INSURED)                               5.38      01/01/2011            2,796,029
      8,000,000   BOTETOURT COUNTY VA IDA ALTEC INDUSTRIES INCORPORATED
                  (IDR, AMSOUTH BANK LOC)+/-SS.                                          0.50      01/01/2027            8,000,000
      5,250,000   CHARLES CITY COUNTY ECONOMIC DEVELOPMENT AUTHORITY
                  (RESOURCE RECOVERY REVENUE)+/-SS.                                      1.80      02/01/2029            5,249,843
      3,500,000   COUNTY OF PITTSYLVANIA VA (PROPERTY TAX REVENUE)                       3.50      07/15/2013            3,563,840
      4,000,000   COVINGTON VA BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)            3.38      12/01/2012            4,094,480
      4,275,000   HOPEWELL VA (SEWER REVENUE)                                            4.00      11/15/2012            4,421,162
      7,000,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                  SERIES A (IDR)+/-SS.                                                   1.38      09/01/2030            7,004,340
      5,000,000   PENINSULA PORTS AUTHORITY VA DOMINION TERM ASSOCIATION
                  PROJECT (OTHER REVENUE)+/-SS.                                          5.00      10/01/2033            5,134,850
      1,095,000   RICHMOND VA IDR GOVERNMENT FACILITIES REVENUE BONDS
                  (LEASE REVENUE, AMBAC INSURED)                                         5.00      07/15/2011            1,127,226
      3,350,000   SMYTH COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY (HCFR)                2.50      07/01/2011            3,358,409
      3,560,000   SMYTH COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY (HCFR)                3.00      07/01/2012            3,598,804
      3,600,000   VIRGINIA BEACH VA RESIDENTIAL RENTAL SILVER HILL (MFHR,
                  SUNTRUST BANK LOC)+/-SS.                                               0.67      05/01/2025            3,600,000
      1,355,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH
                  MORTGAGE SERIES D (HOUSING REVENUE, GO OF AUTHORITY)                   5.13      10/01/2010            1,355,122
     31,550,000   VIRGINIA PUBLIC BUILDING AUTHORITY (OTHER REVENUE)+/-SS.               0.33      08/01/2025           31,550,000
     49,700,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (HCFR
                  REVENUE)+/-SS.                                                         0.50      07/01/2042           49,700,000
                                                                                                                       169,829,105
                                                                                                                ------------------
WASHINGTON: 1.03%
      3,885,000   GREATER WENATCHEE REGIONAL EVENTS CENTER LIMITED SALES
                  TAX BOND ANTICIPATION NOTES (SALES TAX REVENUE, GO OF
                  DISTRICT)                                                              5.00      12/01/2011            3,907,067
      5,825,000   PORT OF SEATTLE WA SERIES B (PORT, AIRPORT & MARINA
                  REVENUE, AMBAC INSURED) +/-SS.                                         5.25      12/01/2014            5,854,358
      1,000,000   PORT OF SEATTLE WA SERIES B (PORT, AIRPORT & MARINA
                  REVENUE, NATL-RE FGIC INSURED)+/-SS.                                   5.50      09/01/2011            1,041,050
        560,000   REGIONAL EVENTS CENTER SPECIAL TAX BOND ANTICIPATION
                  NOTES SERIES A (OTHER REVENUE, GO OF DISTRICT)                         5.25      12/01/2011              564,088
        675,000   TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON (TOBACCO
                  REVENUE) +/-SS.                                                        6.25      06/01/2011              689,897
     10,000,000   WASHINGTON STATE COP CONVENTION & TRADE CENTER (LEASE
                  REVENUE, NATL-RE INSURED) +/-SS.                                       5.25      07/01/2014           10,033,600
      2,000,000   WASHINGTON STATE EDFA WASTE MANAGEMENT (RESOURCE RECOVERY
                  REVENUE)+/-SS.                                                         1.75      06/01/2020            1,998,520
        570,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
                  WASHINGTON HEALTH SERVICES (HCFR) +/-SS.                               5.00      07/01/2011              581,269
        560,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
                  WASHINGTON HEALTH SERVICES (HCFR) +/-SS.                               5.00      07/01/2012              583,548
     35,545,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES
                  A (HCFR)+/-SS.                                                         2.00      09/01/2034           35,545,000
     13,350,000   WASHINGTON STATE HOUSING FINANCING SEATTLE APARTMENT
                  MUSEUM PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             1.60      07/01/2033           13,350,000
      1,300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR
                  PROJECT # 1ENERGY NORTHWEST (ELECTRIC REVENUE, AGM
                  INSURED)+/-SS.                                                         0.66      07/01/2011            1,271,463
                                                                                                                        75,419,860
                                                                                                                ------------------
WISCONSIN: 0.86%
        500,000   KRONENWETTER WI RDA (OTHER REVENUE) +/-SS.                             4.50      05/01/2011              500,615
        780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                  NOTES (SEWER REVENUE)                                                  4.50      05/01/2011              781,981

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WISCONSIN (continued)
$     7,645,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4391(OTHER
                  REVENUE, DEXIA SA SPA)+/-SS.                                           0.43%     09/01/2017   $        7,645,000
      3,300,000   RHINELANDER WI SCHOOL DISTRICT (MISCELLANEOUS REVENUE)                 2.00      07/01/2011            3,307,656
      1,010,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  (HCFR) +/-SS.                                                          3.00      06/01/2011            1,017,878
      2,810,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  (HCFR) +/-SS.                                                          4.00      06/01/2012            2,900,904
        870,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  (HCFR) +/-SS.                                                          3.00      12/15/2012              891,237
        245,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  (HCFR, AMBAC INSURED) +/-SS.                                           5.63      02/15/2013              254,714
      7,240,000   WISCONSIN STATE HEFA AURORA HEALTH CARE OBLIGATED (HCFR,
                  NATL-RE INSURED) +/-SS.                                                5.25      08/15/2012            7,260,055
      4,785,000   WISCONSIN STATE HEFA LUTHERAN CHILD & FAMILY SERVICE
                  INCORPORATED (HCFR, MARSHALL & ILSLEY BANK LOC)+/-SS.                  1.58      07/01/2038            4,785,000
     23,165,000   WISCONSIN STATE HEFA RIPON COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, MARSHALL & ILSLEY BANK LOC)+/-SS.                             1.48      06/01/2036           23,165,000
      4,254,000   WISCONSIN STATE HEFA SINAI SAMARITAN SERIES A (HCFR,
                  MARSHALL & ILSLEY BANK LOC)+/-SS.                                      0.27      09/01/2019            4,254,000
      6,465,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES B (HCFR,
                  MARSHALL & ILSLEY BANK LOC)+/-SS.                                      1.48      09/01/2033            6,464,979
                                                                                                                        63,229,019
                                                                                                                ------------------
WYOMING: 0.02%
      1,230,000   SWEETWATER COUNTY WY IMPROVEMENT PROJECTS JOINT POWERS
                  BOARD (LEASE REVENUE, NATL-RE INSURED)                                 5.00      06/15/2012            1,264,784
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $7,073,271,116)                                                                  7,106,445,212
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 2.79%
COMMERCIAL PAPER: 0.90%
     35,000,000   COUNTY OF TRIMBLE KY                                                   1.15      10/05/2010           35,000,000
      8,000,000   JEFFERSON COUNTY KY POLLUTION                                          1.15      10/05/2010            8,000,000
     22,500,000   JEFFERSON COUNTY KY POLLUTION                                          1.00      12/01/2010           22,500,000
                                                                                                                        65,500,000
                                                                                                                ------------------

SHARES                                                                              YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 1.88%
    137,114,891   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                  TRUST(L)(U)                                                            0.13                          137,114,891
                                                                                                                ------------------

PRINCIPAL                                                                       INTEREST RATE
---------------                                                                 -------------
US TREASURY BILLS: 0.01%
$       900,000   UNITED STATES TREASURY BILL###                                         0.15      12/23/2010              899,679
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $203,514,570)                                                                       203,514,570
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,276,785,686)*                                                 100.05%                                       7,309,959,782
OTHER ASSETS AND LIABILITIES, NET                                       (0.05)                                          (3,542,413)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    7,306,417,369
                                                                       ------                                   ------------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS $7,278,583,086 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $36,808,158
GROSS UNREALIZED DEPRECIATION    (5,431,462)
                                -----------
NET UNREALIZED APPRECIATION     $31,376,696

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 97.87%
ALABAMA: 0.58%
$       740,000   BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY
                  (HOUSING REVENUE, GUARANTEE AGREEMENT)                                 5.00%     06/01/2011   $          761,009
                                                                                                                ------------------
GUAM: 3.70%
      1,000,000   GUAM GOVERNMENT LIMITED SERIES A (GO - STATES, TERRITORIES,
                  AGM INSURED)                                                           5.50      12/01/2010            1,007,960
      1,000,000   GUAM GOVERNMENT SECTION 30 SERIES A (OTHER REVENUE)                    5.50      12/01/2019            1,113,080
      1,600,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES B (AIRPORT
                  REVENUE, MBIA INSURED)                                                 5.25      10/01/2016            1,703,824
        500,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C
                  (AIRPORT REVENUE, NATL-RE INSURED)                                     5.38      10/01/2017              520,275
          5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE, AMBAC
                  INSURED)                                                               5.25      10/01/2013                5,001
        500,000   TERRITORY OF GUAM LIMITED OBLIGATION SECTION 30 SERIES A
                  (MISCELLANEOUS REVENUE)                                                5.00      12/01/2013              532,995
                                                                                                                         4,883,135
                                                                                                                ------------------
PUERTO RICO: 43.09%
        500,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM
                  (HOUSING REVENUE, HUD LOAN INSURED)                                    5.00      12/01/2015              543,710
        335,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM
                  (HOUSING REVENUE, HUD LOAN INSURED)                                    5.00      12/01/2019              353,944
        260,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM
                  (HOUSING REVENUE, HUD LOAN INSURED)                                    5.00      12/01/2020              273,242
        250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                  ASSET-BACKED (EXCISE TAX REVENUE)                                      4.13      05/15/2011              251,893
        750,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                  ASSET-BACKED (EXCISE TAX REVENUE)                                      5.00      05/15/2011              759,705
         25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY
                  (WATER REVENUE, NATL-RE INSURED)                                       6.25      07/01/2012               27,510
        500,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE
                  INSURED)+/-SS.(A)(M)(N)                                                0.87      07/01/2011              494,640
      1,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY
                  (WATER REVENUE, NATL-RE INSURED)+/-SS.(A)(M)(N)                        0.69      07/01/2011              971,458
      1,500,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT SERIES B
                  (OTHER REVENUE)                                                        5.00      12/01/2010            1,510,350
        885,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  FLOATERS SERIES DCL 008 (TOLL ROAD REVENUE, FSA INSURED,
                  DEXIA CREDIT LOCAL LOC)+/-SS.                                          0.42      07/01/2030              885,000
        460,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  FLOATERS SERIES DCL 019 (TOLL ROAD REVENUE, FSA INSURED,
                  DEXIA CREDIT LOCAL LOC)+/-SS.                                          0.42      01/01/2029              460,000
      1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  REFUNDING SERIES L (TRANSPORTATION REVENUE, CIFG INSURED)              5.25      07/01/2019            1,098,070
      2,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES 2447 (OTHER REVENUE, ASSURED GUARANTY)+/-SS.                    0.28      07/01/2036            2,000,000
        165,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)                       5.50      07/01/2013              179,835
        300,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES W (FUEL SALES TAX REVENUE, AGM INSURED)                         5.50      07/01/2013              321,162
      1,795,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES W (TRANSPORTATION REVENUE, MERRILL LYNCH INSURED)               5.50      07/01/2015            1,989,919
      1,500,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES W MBIA (FUEL SALES TAX REVENUE, NATL-RE IBC INSURED)            5.50      07/01/2013            1,586,190
     11,920,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SERIES B (OTHER REVENUE)+/-SS.                                         0.92      10/01/2040           11,920,000
        100,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT
                  (OTHER REVENUE, AGM INSURED)                                           5.25      07/01/2020              113,332
        350,000   PUERTO RICO COMMONWEALTH REFUNDING (OTHER REVENUE, FGIC
                  INSURED)                                                               5.50      07/01/2013              381,469

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
PUERTO RICO (continued)
$       200,000   PUERTO RICO COMMONWEALTH REFUNDING INSURED PUBLIC
                  IMPROVEMENT SERIES A (FUEL SALES TAX REVENUE,
                  NATL-RE INSURED)                                                       5.50%     07/01/2016   $          221,878
      1,000,000   PUERTO RICO COMMONWEALTH REFUNDING PUBLIC IMPROVEMENT
                  SERIES A-AGC-ICC (SALES TAX REVENUE, GUARANTEE AGREEMENT)              5.50      07/01/2018            1,153,790
      5,690,000   PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC REVENUE)+/-SS.          0.42      07/01/2026            5,690,000
        650,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00
                  (ELECTRIC REVENUE, CIFG INSURED)                                       5.00      07/01/2013              704,431
        900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ
                  (ELECTRIC REVENUE, XLCA INSURED)                                       5.25      07/01/2012              959,526
        640,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK
                  (ELECTRIC REVENUE, XLCA INSURED)                                       5.00      07/01/2011              658,918
      2,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                  (UTILITIES REVENUE)+/-SS.                                              0.88      07/01/2029            1,946,050
        500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                  (POWER REVENUE)                                                        5.00      07/01/2011              514,780
        500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                  (POWER REVENUE)                                                        5.25      07/01/2033              520,625
        500,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION
                  (HOUSING REVENUE)                                                      5.50      12/01/2018              571,525
      4,220,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION
                  (HOUSING REVENUE)                                                      5.13      12/01/2027            4,375,001
        265,000   PUERTO RICO HFA UNREFUNDED BALANCE CAPITAL FUND PROGRAM
                  (HFFA, HUD INSURED)                                                    5.00      12/01/2014              291,625
        520,000   PUERTO RICO HFA UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM
                  (HOUSING REVENUE, HUD LOAN INSURED)                                    5.00      12/01/2011              543,733
      2,090,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)               4.75      10/01/2011            2,092,842
        535,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUHORITY
                  INTERMEDIATE AMERICAN UNIVERSITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                        5.00      10/01/2010              535,070
         25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR. PILA HOSPITAL PROJECT A (HCFR)                             6.50      11/15/2020               25,397
         10,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR. PILA HOSPITAL PROJECT A (HCFR, FHA INSURED)                5.88      08/01/2012               10,033
        175,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR. PILA HOSPITAL PROJECT A (HCFR, NATL-RE INSURED)            5.50      07/01/2017              175,210
        600,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES UNIVERSITY PLAZA PROJECT
                  SERIES A (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)               5.63      07/01/2013              604,674
        105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B
                  (PROPERTY TAX REVENUE, CIFG INSURED)                                   5.25      07/01/2017              115,397
         30,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                  FACILITIES SERIES D PREREFUNDED (LEASE REVENUE)                        5.13      07/01/2024               32,369
         10,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                  FACILITIES SERIES D UNREFUNDED (LEASE REVENUE,
                  COMMONWEALTH GUARANTEED)                                               5.13      07/01/2024               10,087
      1,465,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY PREREFUNDED CAPITAL
                  APPRECIATION SERIES D (LEASE REVENUE, AMBAC
                  INSURED)+/-SS.##oo                                                     0.31      07/01/2030            1,600,630
      1,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                  APPROPRIATION SERIES A (OTHER REVENUE, AMBAC INSURED)                  5.13      06/01/2024            1,746,570
      1,200,000   PUERTO RICO PUBLIC IMPROVEMENT SERIES A
                  (GO - STATE, MBIA INSURED)                                             6.25      07/01/2013            1,332,852
        200,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                  SUBSERIES A (SALES TAX REVENUE)                                        4.63      08/01/2019              222,070
      2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                  SUBSERIES A (SALES TAX REVENUE)                                        6.38      08/01/2039            2,283,300
      1,185,000   UNIVERSITY OF PUERTO RICO SERIES P (EDUCATION REVENUE)                 5.00      06/01/2017            1,249,369
        500,000   UNIVERSITY OF PUERTO RICO SERIES Q (EDUCATION REVENUE)                 5.00      06/01/2016              535,295
                                                                                                                        56,844,476
                                                                                                                ------------------
TEXAS: 1.35%
      2,000,000   TARRANT COUNTY TX HOUSING FINANCE CORPORATION COMPOUND
                  INTEREST (SFMR, NATL-RE INSURED)##                                    3.59       09/15/2016            1,781,940
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
VIRGIN ISLANDS: 7.01%
$       255,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS
                  ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)+/-SS.           4.60%     05/15/2011   $          257,675
        150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ACA GO INSURED)                         5.85      12/01/2014              153,147
        125,000   VIRGIN ISLANDS PFA (OTHER REVENUE, AGM BANK INSURED)                   4.00      10/01/2010              125,010
        590,000   VIRGIN ISLANDS PFA (OTHER REVENUE, AGM INSURED)                        5.00      10/01/2014              666,010
        250,000   VIRGIN ISLANDS PFA (SALES TAX REVENUE, NATL-RE INSURED)                5.00      10/01/2016              277,643
         10,000   VIRGIN ISLANDS PFA ESCROWED TO MATURITY SERIES A
                  (OTHER REVENUE)                                                        7.30      10/01/2018               12,359
        250,000   VIRGIN ISLANDS PFA GROSS TAX RECEIPTS
                  (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00      10/01/2012              264,728
        500,000   VIRGIN ISLANDS PFA SENIOR LIEN CAPITAL PROJECTS SERIES A-1
                  (OTHER REVENUE)                                                        3.00      10/01/2013              510,610
      2,700,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTE
                  SERIES A (SEWER REVENUE)                                               5.25      10/01/2019            2,864,700
      1,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                  (MISCELLANOUS REVENUE)                                                 6.00      10/01/2039            1,066,560
      1,000,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES A
                  (MISCELLANEOUS REVENUE REVENUE)                                        6.75      10/01/2037            1,128,560
        500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE,
                  NATL-RE INSURED)                                                       5.30      07/01/2021              500,525
      1,000,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                  (ELECTRIC REVENUE)                                                     5.00      07/01/2018            1,110,710
        300,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                  (WATER REVENUE)                                                        5.00      07/01/2031              304,440
                                                                                                                         9,242,677
                                                                                                                ------------------
WEST VIRGINIA: 0.30%
        470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (SFMR)##               4.86      02/01/2015              402,842
                                                                                                                ------------------
WISCONSIN: 41.84%
         20,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                       4.80      06/01/2016               21,085
        100,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                       5.05      06/01/2019              106,307
        815,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                       5.10      06/01/2020              867,070
         80,000   BARABOO WI CDA (HOUSING REVENUE)                                       4.80      03/01/2011               80,918
         50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
                  HOUSING INCORPORATED PROJECT SERIES B (COLLEGE &
                  UNIVERSITY REVENUE)                                                    4.20      04/01/2012               50,596
        100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
                  HOUSING INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE)                                                               4.50      04/01/2014              101,139
      1,540,000   CUDAHY WI CDA REDEVELOPMENT LEASE REVENUE REFUNDING
                  SERIES B (LEASE REVENUE)                                               4.55      06/01/2019            1,582,350
        660,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY
                  (RECREATIONAL FACILITIES REVENUE)                                      4.60      06/01/2030              705,705
        500,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY
                  (RECREATIONAL FACILITIES REVENUE)                                      4.70      06/01/2034              530,065
        100,000   FONTANA ON GENEVA LAKE CDA (LEASE REVENUE)                             4.45      06/01/2025               98,680
        100,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A
                  (AUTO PARKING REVENUE)                                                 4.75      10/01/2020              106,418
        145,000   GLENDALE WI CDA TAX INCREMENT 6 (LEASE REVENUE)                        5.00      10/01/2019              147,854
         10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A
                  (SALES TAX REVENUE, AMBAC INSURED)                                     4.45      02/01/2011               10,140
        215,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A
                  (SALES TAX REVENUE, AMBAC INSURED)                                     4.75      02/01/2014              217,922
        140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A
                  (SALES TAX REVENUE, AMBAC INSURED)                                     5.00      02/01/2019              141,701
      1,250,000   GREEN BAY WI HOUSING AUTHORITY STUDENT UNIVERSITY VILLAGE
                  HOUSING (COLLEGE & UNIVERSITY REVENUE)                                 5.00      04/01/2030            1,302,425
      1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED (COLLEGE & UNIVERSITY REVENUE)                            5.00      04/01/2016            1,577,969
        250,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL (HCFR)                       5.50      12/01/2023              270,288
         20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)              5.00      02/15/2013               20,665
         10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)              5.50      02/15/2021               10,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WISCONSIN (continued)
$       100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT
                  (LEASE REVENUE)                                                        1.50%     04/01/2012   $          101,146
        320,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT
                  (LEASE REVENUE)                                                        2.10      04/01/2014              330,554
        125,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT
                  (LEASE REVENUE)                                                        2.50      04/01/2015              130,790
        405,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT
                  (LEASE REVENUE)                                                        2.70      04/01/2016              424,841
        500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT
                  (HOUSING REVENUE)+/-SS.                                                4.75      09/01/2033              503,995
        245,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                       4.65      12/01/2012              246,769
         10,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                       5.00      12/01/2016               10,078
        500,000   KRONENWETTER WI RDA (OTHER REVENUE)                                    4.50      05/01/2011              500,615
        200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                    4.25      03/01/2017              209,484
        200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                    4.35      03/01/2018              208,550
      5,000,000   MADISON WI CDA WISCONSIN ALUMNI RESEARCH FOUNDATION
                  (COLLEGE & UNIVERSITY REVENUE)                                         5.00      10/01/2039            5,418,150
        265,000   MILWAUKEE RDA MILWAUKEE SCHOOL ENERGY PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE)                                         4.00      07/01/2011              269,134
      1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT
                  (HOUSING REVENUE, FNMA INSURED)                                        5.10      07/01/2022            1,066,340
      1,350,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT
                  (OTHER REVENUE, CITIZENS BANK LOC)+/-SS.                               1.28      06/01/2037            1,350,000
        470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, MARSHALL &
                  ILSLEY LOC)                                                            5.05      07/01/2019              483,856
        470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, MARSHALL &
                  ILSLEY LOC)                                                            5.15      07/01/2020              483,527
        470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, MARSHALL &
                  ILSLEY LOC)                                                            5.20      07/01/2021              483,343
        470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, MARSHALL &
                  ILSLEY LOC)                                                            5.30      07/01/2022              483,226
        470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, MARSHALL &
                  ILSLEY LOC)                                                            5.35      07/01/2023              483,075
         50,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE,
                  AMBAC INSURED)                                                         3.80      08/01/2014               53,286
        550,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE,
                  AMBAC MORAL OBLIGATION INSURED)                                        4.25      08/01/2019              570,757
        100,000   MILWAUKEE WI RDA PUBLIC SCHOOLS NEIGHBORHOOD SCHOOLS
                  SERIES A (OTHER REVENUE, AMBAC INSURED)                                4.20      08/01/2012              105,936
        100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          4.20      10/01/2010              100,011
        750,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (OTHER REVENUE)                                               5.13      08/01/2015              751,748
        300,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (OTHER REVENUE)                                               5.63      08/01/2025              295,089
        500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (OTHER REVENUE)                                               5.75      08/01/2035              479,565
         95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT (LEASE REVENUE)                    4.20      08/01/2011               97,802
      1,000,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC
                  INCORPORATED (HCFR)                                                    5.50      02/15/2029            1,034,500
      1,500,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC
                  INCORPORATED (HCFR)                                                    5.88      02/15/2039            1,559,670
        300,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                 4.13      12/01/2018              319,818
      1,000,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                 5.13      12/01/2023            1,076,760
        350,000   OAKFIELD WI CDA (LEASE REVENUE)                                        5.40      12/01/2021              354,452
        200,000   OSCEOLA WI RDA (LEASE REVENUE)                                         4.65      12/01/2010              200,898
        325,000   OSCEOLA WI RDA (LEASE REVENUE)                                         4.75      12/01/2011              334,916
        235,000   OSCEOLA WI RDA (LEASE REVENUE)                                         5.15      12/01/2015              240,504
        410,000   OSCEOLA WI RDA (LEASE REVENUE)                                         5.38      12/01/2020              415,519
        500,000   OSHKOSH WI RDA (LEASE REVENUE)                                         4.25      07/01/2030              515,980
      1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE, NATL-RE INSURED)              5.50      12/15/2015            1,641,114
      1,300,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE, NATL-RE INSURED)              5.50      12/15/2017            1,379,729

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WISCONSIN (continued)
$       160,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50%     12/15/2015   $          187,650
        100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.00      12/15/2017              105,535
      1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50      12/15/2017            2,100,156
        280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50      12/15/2018              343,490
        240,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50      12/15/2021              297,542
      1,600,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50      12/15/2023            1,910,160
      1,705,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50      12/15/2026            2,005,540
        120,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.40      12/01/2011              124,283
         80,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.50      12/01/2011               82,211
        160,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.50      12/01/2012              165,384
         90,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.85      12/01/2014               93,983
        275,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A
                  (OTHER REVENUE)                                                        4.50      10/01/2021              289,696
        100,000   STURTEVANT WI CDA (LEASE REVENUE)                                      5.00      12/01/2012              100,719
        300,000   STURTEVANT WI CDA (LEASE REVENUE)                                      4.40      12/01/2015              304,530
        200,000   STURTEVANT WI CDA (LEASE REVENUE)                                      4.55      12/01/2016              202,806
        300,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)             3.80      02/01/2018              316,221
        220,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)             4.00      02/01/2019              229,423
        250,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)             4.50      02/01/2022              262,223
        100,000   VERONA WI CDA (ECONOMIC DEVELOPMENT REVENUE)                           4.30      02/01/2015              105,892
        775,000   VERONA WI CDA (LEASE REVENUE)                                          5.38      12/01/2022              798,056
         70,000   WARRENS WI CDA (LEASE REVENUE)                                         5.00      11/01/2016               62,609
        120,000   WARRENS WI CDA (LEASE REVENUE)                                         5.10      11/01/2020               96,812
        300,000   WARRENS WI CDA (OTHER REVENUE)                                         3.70      10/01/2014              300,000
         50,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                           5.35      10/01/2014               50,007
         95,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                           5.80      10/01/2023               95,014
        550,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                  PROJECT (HOUSING REVENUE, FIRSTAR BANK LOC)+/-SS.                      4.80      03/01/2034              551,386
        105,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                  INCORPORATED PROJECT (HOUSING REVENUE, ASSOCIATED BANK
                  LOC)+/-SS.                                                             0.68      12/01/2034              105,000
        340,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
                  (HOUSING REVENUE)+/-SS.                                                5.00      12/01/2027              351,506
        720,000   WESTON WI CDA SERIES A (LEASE REVENUE)                                 5.25      10/01/2020              778,838
      1,340,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS
                  (TAX REVENUE, AGM INSURED)##                                           3.33      12/15/2030              538,760
        230,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED
                  (OTHER REVENUE, AGM INSURED)                                           5.25      12/15/2027              275,069
        280,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED
                  (TAX REVENUE, AGM INSURED)                                             5.25      12/15/2015              326,147
        385,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED
                  (TAX REVENUE, AGM INSURED)                                             5.25      12/15/2016              453,441
         50,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED
                  (TAX REVENUE, AGM INSURED)                                             5.25      12/15/2018               59,309
        500,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED
                  (TAX REVENUE, AGM INSURED)                                             5.25      12/15/2019              594,560
        405,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED
                  (TAX REVENUE, AGM INSURED)                                             5.25      12/15/2023              480,938
         65,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                           4.65      09/01/2014               66,154
         70,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                           4.80      09/01/2015               71,122
         80,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                           5.00      09/01/2017               81,054
        125,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE, FHA
                  INSURED)                                                               6.10      06/01/2021              151,181
        335,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT
                  SERIES A (HOUSING REVENUE, GO OF AUTHORITY)                            4.75      05/01/2037              341,067
         25,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT
                  SERIES A (HOUSING REVENUE, GO OF AUTHORITY)                            4.63      11/01/2037               24,047

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

    PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WISCONSIN (continued)
$       290,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT
                  SERIES A (HOUSING REVENUE, GO OF AUTHORITY)                            4.70%     05/01/2047   $          273,038
      1,960,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT
                  SERIES A (ECONOMIC DEVELOPMENT REVENUE)+/-SS.                          4.25      12/01/2035            2,108,705
      2,015,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT
                  SERIES E (HOUSING REVENUE, GO OF AUTHORITY)                            4.90      11/01/2035            2,034,687
      2,245,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT VARIOUS AMT
                  SERIES E (HOUSING REVENUE, GO OF AUTHORITY HUD LOAN)+/-SS.             0.27      05/01/2030            2,245,000
                                                                                                                        55,205,928
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $123,817,519)                                                                      129,122,007
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $123,817,519)*                                                    97.87%                                  $      129,122,007
OTHER ASSETS AND LIABILITIES, NET                                        2.13                                            2,810,120
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      131,932,127
                                                                       ------                                   ------------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(M) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

oo   STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

     COST FOR FEDERAL INCOME TAX PURPOSES IS $123,826,543 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $5,347,773
     GROSS UNREALIZED DEPRECIATION      (52,309)
                                     ----------
*    NET UNREALIZED APPRECIATION     $5,295,464

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS SEPTEMBER 30, 2010 (UNAUDITED)

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

INVERSE FLOATING-RATE OBLIGATIONS

Certain Funds may participate in inverse floating-rate obligation ("Inverse Floater") structures whereby a fixed-rate bond ("Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating-rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and by recording the Floating-Rate Notes as a liability in the Fund's Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, the inputs used in valuing each Fund's assets, which are carried at fair value, were as follows:

                                                         SIGNIFICANT OTHER       SIGNIFICANT
                                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
       INVESTMENTS IN SECURITIES           (LEVEL 1)         (LEVEL 2)            (LEVEL 3)             TOTAL
--------------------------------------   -------------   -----------------   -------------------   --------------
CALIFORNIA LIMITED-TERM TAX FREE FUND
Municipal bonds & notes                   $          0     $  348,611,037        $   190,525       $  348,801,562
Short-term investments
   INVESTMENT COMPANIES                     23,494,764                  0                  0           23,494,764
                                          ------------     --------------        -----------       --------------
                                          $ 23,494,764     $  348,611,037        $   190,525       $  372,296,326
                                          ------------     --------------        -----------       --------------
CALIFORNIA TAX-FREE FUND
Municipal bonds & notes                   $          0     $  800,458,064        $ 1,809,989       $  802,268,053
Short-term investments
   INVESTMENT COMPANIES                     21,925,159                  0                  0           21,925,159
                                          ------------     --------------        -----------       --------------
                                          $ 21,925,159     $  802,268,053        $         0       $  824,193,212
                                          ------------     --------------        -----------       --------------
COLORADO TAX-FREE FUND
Municipal bonds & notes                   $          0     $  116,106,542        $         0       $  116,106,542
Short-term investments
   INVESTMENT COMPANIES                      7,494,318                  0                  0            7,494,318
                                          ------------     --------------        -----------       --------------
                                          $  7,494,318     $  116,106,542        $         0       $  123,600,860
                                          ------------     --------------        -----------       --------------
INTERMEDIATE TAX/AMT-FREE FUND
Municipal bonds & notes                   $          0     $1,275,414,129        $ 8,256,447       $1,283,670,576
Short-term investments
   INVESTMENT COMPANIES                      7,917,438                  0                  0            7,917,438
                                          ------------     --------------        -----------       --------------
                                          $  7,917,438     $1,275,414,129        $ 8,256,447       $1,291,588,014
                                          ------------     --------------        -----------       --------------
MINNESOTA TAX-FREE FUND
Municipal bonds & notes                   $          0     $  197,216,346        $ 1,323,390       $  198,539,736
Short-term investments
   INVESTMENT COMPANIES                        197,937                  0                  0              197,937
                                          ------------     --------------        -----------       --------------
                                          $    197,937     $  197,216,346        $ 1,323,390       $  198,737,673
                                          ------------     --------------        -----------       --------------
MUNICIPAL BOND FUND
Municipal bonds & notes                   $          0     $2,570,961,694        $29,743,279       $2,600,704,973
Short-term investments
   INVESTMENT COMPANIES                     24,195,312                  0                  0           24,195,312
   U.S. TREASURY OBLIGATIONS                         0          2,699,039                  0            2,699,039
                                          ------------     --------------        -----------       --------------
                                          $ 24,195,312     $2,573,660,733        $29,743,279       $2,627,599,324
                                          ------------     --------------        -----------       --------------
SHORT-TERM MUNICIPAL BOND FUND
Mortgage-backed securities                $          0     $   77,038,098        $         0       $   77,038,098
Municipal bonds & notes                              0      3,783,240,871                  0       $3,783,240,871
Short-term investments
   INVESTMENT COMPANIES                     30,548,574                  0                  0           30,548,574
   U.S. TREASURY OBLIGATIONS                         0          1,299,537                  0            1,299,537
                                          ------------     --------------        -----------       --------------
                                          $ 30,548,574     $3,861,578,506        $         0       $3,892,127,080
                                          ------------     --------------        -----------       --------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
Municipal bonds & notes                   $          0     $7,053,667,452        $52,777,760       $7,106,445,212
Commercial paper                                     0         65,500,000                  0           65,500,000
Short-term investments
   INVESTMENT COMPANIES                    137,114,891                  0                  0          137,114,891
   U.S. TREASURY OBLIGATIONS                         0            899,679                  0              899,679
                                          ------------     --------------        -----------       --------------
                                          $137,114,891     $7,120,067,131         52,777,760       $7,309,959,782
                                          ------------     --------------        -----------       --------------
WISCONSIN TAX-FREE FUND
Municipal bonds & notes                   $          0     $  127,655,909        $ 1,466,098       $  129,122,007
                                          ------------     --------------        -----------       --------------

Further details on the major security types listed above can be found in the each Fund's Portfolio of Investments.

As of September 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                      SIGNIFICANT OTHER       SIGNIFICANT
                      QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
FUTURES CONTRACTS       (LEVEL 1)         (LEVEL 2)            (LEVEL 3)             TOTAL
-------------------   -------------   -----------------   -------------------   --------------
MUNICIPAL BOND FUND    $(1,006,200)           $0                   $0            $(1,006,200)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                             ULTRA
                                  CALIFORNIA                                                              SHORT-TERM
                                   LIMITED-                    INTERMEDIATE                                MUNICIPAL    WISCONSIN
                                   TERM TAX   CALIFORNIA TAX-  TAX/AMT-FREE    MINNESOTA     MUNICIPAL      INCOME      TAX-FREE
                                   FREE FUND     FREE FUND         FUND      TAX-FREE FUND   BOND FUND       FUND         FUND
                                   MUNICIPAL     MUNICIPAL       MUNICIPAL     MUNICIPAL     MUNICIPAL     MUNICIPAL    MUNICIPAL
                                   BONDS AND     BONDS AND       BONDS AND     BONDS AND     BONDS AND     BONDS AND    BONDS AND
                                     NOTES         NOTES           NOTES         NOTES         NOTES         NOTES        NOTES
                                  ----------  ---------------  ------------  -------------  -----------  ------------  ----------
BALANCE AS OF JUNE 30, 2010        $190,397      $1,808,771     $7,843,782     $1,320,682   $28,833,984  $151,435,669  $1,454,715
   Realized gains or losses               0               0              0              0             0       104,175           0
   Change in unrealized gains or
      losses                            128             231        391,267          2,708       736,377       198,727       1,439
   Amortization                           0             987         21,398              0        76,668       199,706       9,944
   Net purchases (sales)                  0               0              0              0        96,250    (6,026,059)          0
   Transfers in and/or out of
      Level 3                             0               0              0              0             0   (93,134,458)          0
                                   --------      ----------     ----------     ----------   -----------  ------------  ----------
BALANCE AS OF SEPTEMBER 30, 2010   $190,525       1,809,989     $8,256,447     $1,323,390   $29,743,279   $52,777,760  $1,466,098
                                   --------      ----------     ----------     ----------   -----------  ------------  ----------
CHANGE IN UNREALIZED GAINS OR
   LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL
   HELD AT SEPTEMBER 30, 2010      $    128      $    1,217     $  412,666     $    2,708   $   813,046  $    110,748  $   11,383
                                   --------      ----------     ----------     ----------   -----------  ------------  ----------

At September 30, 2010, the Municipal Bond Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes                             Collateral for Floating-Rate
    Outstanding       Range of Interest Rates         Notes Outstanding
-------------------   -----------------------   ----------------------------
    $46,825,000             4.02%-7.20%                 $101,837,538


DERIVATIVE TRANSACTIONS

During the three months ended September 30, 2010, the Funds entered into futures contracts for speculative purposes.

At September 30, 2010, the Funds had long/short futures contracts outstanding as follows:

                                                                                  INITIAL        VALUE AT     NET UNREALIZED
                                   EXPIRATION                                    CONTRACT     SEPTEMBER 30,   APPRECIATION/
                                      DATE        CONTRACTS        TYPE           AMOUNT           2010       (DEPRECIATION)
                                 -------------   ----------   --------------   ------------   -------------   --------------
MUNICIPAL BOND FUND              December 2010    465 Short    30-Year U.S.    $ 62,221,929    $ 62,179,219    $    42,710
                                                              Treasury Bonds

MUNICIPAL BOND FUND              December 2010   1030 Short    10-Year U.S.     128,779,371     129,828,281     (1,048,910)
                                                              Treasury Notes
SHORT-TERM MUNICIPAL BOND FUND   December 2010   1525 Short     5-Year U.S.     183,058,821     184,322,462     (1,263,641)
                                                              Treasury Notes
ULTRA SHORT-TERM MUNICIPAL       December 2010   1200 Short     2-Year U.S.     262,835,220     263,381,251       (546,031)
   INCOME FUND                                                Treasury Notes

The Municipal Bond Fund, Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Bond Fund had average contract amounts of $139,653,519, $152,360,179 and $259,670,164, respectively in short futures contracts during the three months ended September 30, 2010.

As of September 30, 2010, the California Limited-Term Tax-Free Fund and California Tax-Free Fund did not have any open futures contracts but had average contract amounts of $1,614,350 and $5,112,107, respectively in short futures contracts during the three months ended September 30, 2010.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

SERIES G PORTFOLIO OF INVESTMENTS -- September 30, 2010 (UNAUDITED)

                                                                                INTEREST
PRINCIPAL     SECURITY NAME                                                       RATE     MATURITY DATE      VALUE
---------     -------------                                                     --------   -------------   ------------
ASSET BACKED SECURITIES: 2.03%
$    13,379   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-     0.96%      12/15/2011    $     13,384
    165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                        2.40       06/17/2013         167,221
     90,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                  5.10       10/15/2013          92,265
     70,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                  5.65       12/15/2015          78,441
TOTAL ASSET BACKED SECURITIES (COST $339,360)                                                                   351,311
                                                                                                           ------------
MORTGAGE-BACKED SECURITIES: 108.08%
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.12%
    130,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28
              CLASS AAB                                                           5.75       09/11/2042         145,068
    100,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
              2004-LB4A CLASS A4                                                  4.58       10/15/2037         102,323
     80,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-C7
              CLASS A4                                                            5.96       06/10/2046          88,800
     36,743   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2002-C2 CLASS A2                                                    5.39       10/15/2038          37,323
     60,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES
              2007-CB18 CLASS A4                                                  5.44       06/12/2047          62,891
    100,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C1
              CLASS A3                                                            4.55       02/15/2030         102,076
    108,680   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
              CLASS A3                                                            4.83       11/15/2027         113,158
     90,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
              CLASS A4                                                            5.16       02/15/2031          97,892
     90,000   MERRILL LYNCH/COUNTRYWIDE COMMERCIAL MORTGAGE PASS-THROUGH
              CERTIFICATES SERIES 2006-4 CLASS A3                                 5.17       12/12/2049          93,227
    105,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                   5.27       06/13/2041         114,467
     90,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A4                   5.56       03/12/2044          98,357
    120,000   MORGAN STANLEY CAPITAL I TRUST SERIES 2007-IQ16 CLASS A4            5.81       12/12/2049         127,035
    200,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3                6.04       08/15/2039         223,622
                                                                                                              1,406,239
                                                                                                           ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.92%
     73,632   FHLMC #A77459                                                       7.50       05/01/2038          81,881
     49,937   FHLMC #A93454                                                       5.00       08/01/2040          52,491
    158,672   FHLMC #F60001                                                       4.50       01/01/2024         166,949
     80,968   FHLMC SERIES R008 CLASS FK+/-                                       0.66       07/15/2023          80,942
    113,505   FHLMC SERIES T-42 CLASS A5                                          7.50       02/25/2042         133,014
     79,114   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
              2A1+/-                                                              4.24       07/25/2043          83,058
     76,344   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
              2A1+/-                                                              4.17       10/25/2043          80,149
                                                                                                                678,484
                                                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 81.87%
    140,000   FNMA%%                                                              3.50       09/25/2025         144,419
    790,000   FNMA%%                                                              4.00       08/25/2040         811,971
  2,435,000   FNMA%%                                                              5.50       07/25/2038       2,588,330
  1,585,000   FNMA%%                                                              6.00       07/25/2038       1,702,388
    305,000   FNMA%%                                                              6.50       09/25/2038         332,545
     34,481   FNMA #256986                                                        7.00       11/01/2037          38,295
    172,859   FNMA #257307                                                        6.00       08/01/2038         185,783
     98,252   FNMA #460207                                                        5.60       11/01/2013          98,883
    102,166   FNMA #461110                                                        4.62       07/01/2013         108,647
     98,515   FNMA #462846                                                        4.15       07/01/2014         106,672
    168,490   FNMA #464369                                                        3.32       02/01/2015         178,547
     29,954   FNMA #464495                                                        4.68       02/01/2020          33,235
    350,000   FNMA #465804                                                        0.01       11/01/2010         349,386
    197,658   FNMA #466017                                                        0.00       10/01/2010         197,658

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

SERIES G PORTFOLIO OF INVESTMENTS -- September 30, 2010 (UNAUDITED)

                                                                                INTEREST
PRINCIPAL     SECURITY NAME                                                       RATE     MATURITY DATE      VALUE
---------     -------------                                                     --------   -------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   144,871   FNMA #888707                                                        7.50%      10/01/2037    $    162,020
     75,759   FNMA #934370                                                        5.50       08/01/2038          81,096
    222,773   FNMA #941312                                                        6.50       07/01/2037         243,351
     55,516   FNMA #976190                                                        7.50       05/01/2038          61,769
    174,975   FNMA #987853                                                        5.50       08/01/2038         187,685
    179,454   FNMA #995591                                                        7.00       03/01/2024         193,788
    554,249   FNMA #AB1469                                                        4.50       09/01/2040         577,892
    848,325   FNMA #AD7136                                                        5.00       07/01/2040         893,575
  1,548,282   FNMA #AD9194                                                        5.00       08/01/2040       1,630,869
  1,549,000   FNMA #AE3049                                                        4.50       09/01/2040       1,614,469
     53,651   FNMA SERIES 2005-W4 CLASS 3A+/-                                     3.90       06/25/2035          56,778
     57,103   FNMA SERIES 2010-74 CLASS FG+/-                                     0.49       03/25/2037          57,089
  1,080,000   FNMA %%                                                             4.50       03/25/2024       1,135,687
    141,000   FNMA %%                                                             5.50       03/25/2024         151,674
    121,559   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                           7.00       05/25/2044         141,161
     95,352   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                           7.00       08/25/2044         110,728
                                                                                                             14,176,390
                                                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 14.17%
    765,000   GNMA%%                                                              4.50       05/20/2040         805,641
    497,786   GNMA #4747                                                          5.00       07/20/2040         531,775
  2,752,018   GNMA SERIES 2002-53 CLASS IO+/- (c)                                 0.77       04/16/2042          45,170
    125,000   GNMA SERIES 2004-10 CLASS C                                         4.67       07/16/2031         137,086
     37,746   GNMA SERIES 2005-90 CLASS A                                         3.76       09/16/2028          39,021
    194,740   GNMA SERIES 2006-3 CLASS A                                          4.21       01/16/2028         198,502
     89,705   GNMA SERIES 2007-12 CLASS A                                         3.96       06/16/2031          93,587
     33,872   GNMA SERIES 2007-69 CLASS TA                                        4.59       06/16/2031          34,624
    165,000   GNMA SERIES 2007-75 CLASS B                                         5.05       10/16/2014         182,117
  3,857,740   GNMA SERIES 2008-22 CLASS XM IO (c)                                 1.27       02/16/2050         170,996
    135,000   GNMA SERIES 2008-86 CLASS D                                         5.46       04/16/2040         153,021
     62,891   GNMA SERIES 2010-105 CLASS QF+/-                                    0.61       04/20/2039          62,881
                                                                                                              2,454,421
                                                                                                           ------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $18,486,140)                                                          18,715,534
                                                                                                           ------------
SHORT-TERM INVESTMENTS: 65.37%
US TREASURY BILLS: 0.29%
     50,000   US TREASURY BILL ###                                                0.15       12/23/2010          49,982
                                                                                                           ------------

SHARES                                                                            YIELD
------                                                                          --------
INVESTMENT COMPANIES: 65.08%
 11,268,501   WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET
              FUND(B)(L)(U)                                                       0.05                       11,268,501
TOTAL SHORT-TERM INVESTMENTS (COST $11,318,486)                                                              11,318,483
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,143,986)*                                                 175.48%                                $ 30,385,328
OTHER ASSETS AND LIABILITIES, NET                                   (75.48)                                 (13,069,613)
                                                                    ------                                 ------------
TOTAL NET ASSETS                                                    100.00%                                $ 17,315,715
                                                                    ------                                 ------------

+/-  Variable rate investments.

%%   Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

# All or a portion of this security is segregated as collateral for derivative investments.

(b) All or a portion of this security has been segregated for when-issued and/or delayed delivery securities.

##   Zero coupon security. Rate represents yield to maturity.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

SERIES G PORTFOLIO OF INVESTMENTS -- September 30, 2010 (UNAUDITED)

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is 30,143,986 and net realized appreciation (depreciation) consist of:

Gross unrealized appreciation   $317,096
Gross unrealized depreciation    (75,754)
                                --------
Net unrealized appreciation     $241,342

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES SERIES G

NOTES TO PORTFOLIO OF INVESTMENTS - September 30, 2010 (unaudited)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or 'when-issued' basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                SIGNIFICANT       SIGNIFICANT
                                                   OTHER         UNOBSERVABLE
                             QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES      (LEVEL 1)         (LEVEL 2)         (LEVEL 3)       TOTAL
--------------------------   -------------   -----------------   ------------   -----------
ASSET-BACKED SECURITIES       $         0       $   351,311           $0        $   351,311
MORTGAGE-BACKED SECURITIES              0        18,715,534            0         18,715,534
SHORT-TERM INVESTMENTS
   Investment companies        11,268,501                 0            0         11,268,501
   US Treasury Bills                    0            49,982            0             49,982
                              -----------       -----------          ---        -----------
                              $11,268,501       $19,116,827           $0        $30,385,328
                              -----------       -----------          ---        -----------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            COLLATERALIZED MORTGAGE
                                                                  OBLIGATIONS
                                                            -----------------------
BALANCE AS OF DECEMBER 31, 2009                                    $ 169,491
   Realized gains or losses                                             (178)
   Change in unrealized gains or losses                                3,718
   Amortization                                                            0
   Net purchases (sales)                                              (6,083)
   Transfers in and/or out of Level 3                               (166,948)
                                                                   ---------
BALANCE AS OF SEPTEMBER 30, 2010                                   $       0
                                                                   ---------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
RELATING TO SECURITIES STILL HELD AT SEPTEMBER 30, 2010            $       0

As of June 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                       SIGNIFICANT      SIGNIFICANT
                                          OTHER         UNOBSERVABLE
                    QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
                      (LEVEL 1)         (LEVEL 2)        (LEVEL 3)      TOTAL
                    -------------   -----------------   ------------   ------
FUTURES CONTRACTS       $2,607             $0                $0        $2,607

DERIVATIVE TRANSACTIONS

During the nine months ended September 30, 2010, the Fund entered into futures contracts for speculative purposes. At September 30, 2010, the Fund had long/short futures contracts outstanding as follows:

                                             INITIAL           VALUE         NET UNREALIZED
  EXPIRATION                                 CONTRACT           AT            APPRECIATION/
     DATE       CONTRACTS         TYPE        AMOUNT    SEPTEMBER 30, 2010   (DEPRECIATION)
-------------   ---------   --------------   --------   ------------------   --------------
December 2010    5 Long      10-Year U.S.    $624,744        $630,234            $5,490
                            Treasury Notes
December 2010    4 Short      2-Year U.S.     875,055         877,938           (2,883)
                            Treasury Notes

The Fund had average contract amounts of $1,336,320 and $1,822,877, respectively, in long and short futures contracts during the nine months ended September 30, 2010.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SERIES M

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 88.81%
ALABAMA: 0.34%
$        25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER TAX
                  REVENUE, XLCA COMPANY INSURED)+/-SS. (M)(N)(A)                         0.77%     02/01/2040   $           11,500
         25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SUB-SERIES B-1-C
                  (SEWER TAX REVENUE, FGIC INSURED)+/-SS. (M)(N)(A)                      0.77      02/01/2042               11,500
                                                                                                                            23,000
                                                                                                                ------------------
ARIZONA: 2.93%
        100,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE STATE SCHOOL TRUST
                  (OTHER REVENUE, AMBAC INSURED)                                         5.00      07/01/2016              111,498
         85,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                               4.85      07/15/2014               85,245
                                                                                                                           196,743
                                                                                                                ------------------
CALIFORNIA: 13.92%
        400,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN
                  SERIES A (TRANSPORTATION REVENUE, AMBAC INSURED)##                     5.19      10/01/2018              261,136
        100,000   CALIFORNIA PCFA SERIES B REPUBLIC SERVICES INCORPORATED
                  PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                     5.25      06/01/2023              103,709
         80,000   CORONA-NORCA CA USD CAPITAL APPRECIATION ELECTION 2006
                  SERIES C (PROPERTY TAX REVENUE, AGM INSURED)+/-SS.                     6.80      08/01/2039               61,824
        200,000   ESCONDIDO CA UNION HIGH SCHOOL DISTRICT CAPITAL
                  APPRECIATION ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
                  ASSURED GUARANTY)##                                                    5.81      08/01/2029               69,640
        200,000   GILROY CA USD CAPITAL APPRECIATION BONDS ELECTION 2008-S
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                             6.02      08/01/2032               55,122
        100,000   HAWTHORNE CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION
                  OF 1997 (TAX REVENUE, NATL-RE INSURED)##                               5.68      11/01/2025               40,052
         45,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-SS.          0.96      07/01/2017               38,500
        100,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
                  (PROPERTY TAX REVENUE)                                                 6.50      08/01/2024              114,559
         50,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                  PROJECT (LEASE REVENUE, ASSURED GUARANTY)                              5.88      08/01/2037               54,318
        250,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)##               4.65      07/01/2030               83,173
        100,000   UNIVERSITY OF CALIFORNIA REGENTS MEDICAL CENTER SERIES C-2
                  (HCFR)+/-SS.                                                           1.04      05/15/2047               53,137
                                                                                                                           935,170
                                                                                                                ------------------
COLORADO: 3.47%
        200,000   COLORADO ECFA CHARTER SCHOOL-AMERICAN ACADEMY PROJECT
                  (LEASE REVENUE, MORAL OBLIGATION)                                      7.13      12/01/2033              233,092
                                                                                                                ------------------
FLORIDA: 2.13%
        175,000   CITY OF SUNRISE FL PUBLIC FACILITIES CAPITAL APPRECIATION
                  SERIES B (SALES TAX REVENUE, NATL-RE INSURED)##                        4.50      10/01/2016              143,064
                                                                                                                ------------------
GEORGIA: 5.12%
         50,000   ATLANTA GA DEVELOPMENT AUTHORITY TUFF YAMACRAW LLC PROJECT
                  SERIES A (IDR, AMBAC INSURED)                                          5.00      01/01/2027               49,721
         75,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A (UTILITIES
                  REVENUE)                                                               5.00      03/15/2022               79,709
        200,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B (UTILITIES
                  REVENUE)                                                               5.00      03/15/2015              214,614
                                                                                                                           344,044
                                                                                                                ------------------
IDAHO: 5.49%
        100,000   BOISE-KUNA ID IRRIGATION DISTRICT ARROWROCK HYDROELECTRIC
                  PROJECT (UTILITIES REVENUE)                                            7.38      06/01/2040              115,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SERIES M

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
IDAHO (continued)
$       250,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                  SERIES A (OTHER REVENUE)                                               6.00%     06/01/2038   $          253,500
                                                                                                                           368,810
                                                                                                                ------------------
ILLINOIS: 5.99%
         90,000   ILLINOIS FINANCE AUTHORITY MEDICAL DISTRICT COMMISSION
                  PROJECT A (HCFR, CIFG INSURED)                                         4.13      09/01/2018               92,255
         40,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES A-1 (MFHR,
                  GNMA INSURED)                                                          5.05      12/20/2020               40,094
        100,000   ILLINOIS STATE (GO, AMBAC INSURED)                                     5.00      11/01/2025              103,199
        150,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH
                  CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                  NATL-RE FGIC INSURED)##                                                4.68      12/01/2016              117,660
         75,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HOLLOW CAPITAL
                  APPRECIATION (PROPERTY TAX REVENUE, AMBAC INSURED)##                   5.54      02/01/2019               49,132
                                                                                                                           402,340
                                                                                                                ------------------
INDIANA: 4.08%
        150,000   INDIANA STATE ASCENSION HEALTH SERVICES SERIES B-3 (HCFR)
                  +/-SS.                                                                 1.93      11/15/2031              150,000
        110,000   JASPER COUNTY IN PCR NORTHERN SERIES B (IDR, NATL-RE FGIC
                  INSURED)                                                               5.60      11/01/2016              123,637
                                                                                                                           273,637
                                                                                                                ------------------
IOWA: 0.73%
         50,000   XENIA RURAL WATER DISTRIBUTION IA (UTILITIES REVENUE, CIFG
                  INSURED)                                                               3.70      12/01/2010               49,083
                                                                                                                ------------------
KANSAS: 2.02%
         75,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                  SECOND LIEN AREA B (SALES TAX REVENUE)                                 5.00      12/01/2020               78,575
        100,000   WYANDOTTE COUNTY/KANSAS CITY KS CAPITAL APPRECIATION SALES
                  TAX SUBORDINATE LIEN (SALES TAX REVENUE)##                             6.07      06/01/2021               56,879
                                                                                                                           135,454
                                                                                                                ------------------
KENTUCKY: 1.93%
        150,000   KENTUCKY EDFA NORTON HEALTHCARE INCORPORATED SERIES B
                  (HCFR, NATL-RE INSURED)##                                              5.80      10/01/2023               75,759
         50,000   KENTUCKY EDFA UNREFUNDED BALANCE NORTON C (HCFR, NATL-RE
                  INSURED)+/-SS.                                                         5.95      10/01/2017               53,765
                                                                                                                           129,524
                                                                                                                ------------------
LOUISIANA: 0.79%
          50,000  NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE
                  CONSOLIDATED RENTAL CAR SERIES A (TRANSPORTATION REVENUE)              6.50      01/01/2040               53,344
                                                                                                                ------------------
MARYLAND: 1.53%
         100,000  FREDERICK COUNTY MD SPECIAL OBLIGATION URBAN CDA CLASS A
                  (IDR)                                                                  5.00      07/01/2040              102,712
                                                                                                                ------------------
MASSACHUSETTS: 1.71%
         100,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS
                  INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                         8.00      04/15/2039              114,851
                                                                                                                ------------------
MICHIGAN: 6.39%
         200,000  COMSTOCK MI PUBLIC SCHOOLS CAPITAL APPRECIATION (PROPERTY
                  TAX REVENUE, AMBAC INSURED)##                                          4.60      05/01/2014              184,370
         100,000  MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                        5.00      05/01/2013              104,002

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SERIES M

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$         50,000  MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                      7.05%     05/01/2016   $           40,385
         100,000  WAYNE CHARTER COUNTY MI AIRPORT AMT CLASS A (TRANSPORTATION
                  REVENUE)                                                               5.38      12/01/2015              100,345
                                                                                                                           429,102
                                                                                                                ------------------
MISSOURI: 3.09%
         190,000  ST. LOUIS MO LAMBERT-ST. LOUIS INTERNATIONAL AIRPORT
                  SERIES B (TRANSPORTATION REVENUE, NATL-RE FGIC INSURED)                6.00      07/01/2013              207,258
                                                                                                                ------------------
NEVADA: 1.41%
          85,000  CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX
                  REVENUE, AGM INSURED)                                                  5.00      06/15/2017               94,733
                                                                                                                ------------------
NEW JERSEY: 1.61%
        100,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY
                  SERIES A (STUDENT LOAN REVENUE)                                        5.63      06/01/2030              108,369
                                                                                                                ------------------
NEW YORK: 1.58%
         50,000   SENECA COUNTY NY IDAG SENECA MEADOWS INCORPORATED PROJECT
                  (IDR)+/-SS.                                                            6.63      10/01/2035               50,558
         50,000   YONKERS NY IDAG SARAH LAWRENCE COLLEGE PROJECT SERIES A
                  (EDUCATION REVENUE)                                                    5.75      06/01/2024               55,580
                                                                                                                           106,138
                                                                                                                ------------------
PENNSYLVANIA: 1.27%
         85,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOL REVENUE)                                               5.25      10/01/2010               85,000
                                                                                                                ------------------
PUERTO RICO: 0.85%
         50,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                  SUB-SERIES A (SALES TAX REVENUE)                                       6.38      08/01/2039               57,083
                                                                                                                ------------------
SOUTH CAROLINA: 5.51%
        100,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                  OBLIGATION (LEASE REVENUE, STATE AID WITHHOLDING)                      8.50      12/01/2018              106,364
        240,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                  (LEASE REVENUE)                                                        5.25      12/01/2017              263,498
                                                                                                                           369,862
                                                                                                                ------------------
TENNESSEE: 3.55%
        100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  PREFUNDED SERIES B (HCFR, NATL-RE IBC INSURED)                         7.75      07/01/2029              111,445
         20,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.00      09/01/2013               21,467
        100,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                  (UTILITIES REVENUE)                                                    5.25      09/01/2019              105,134
                                                                                                                           238,046
                                                                                                                ------------------
TEXAS: 8.83%
         80,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)            4.75      10/01/2010               80,005
        100,000   HOUSTON TX AIRPORT SYSTEMS AMT SUB SERIES C (TRANSPORTATION
                  REVENUE, XLCA INSURED)+/-SS. (M)(N)(A)                                 0.51      07/01/2032               89,450
        250,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                  (EDUCATIONAL FACILITIES REVENUE)                                       6.25      02/15/2017              275,890
         35,000   SABINE RIVER TX AUTHORITY PCR TXU ELECTRIC COMPANY PROJECT
                  SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                             5.75      05/01/2030               33,338
         50,000   TEXAS PRIVATE ACTIVITY SURFACE (TRANSPORTATION REVENUE)                7.50      06/30/2032               57,341

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT COREBUILDER SHARES

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

SERIES M

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$        50,000   TEXAS PRIVATE ACTIVITY SURFACE (TRANSPORTATION REVENUE)                7.50%     06/30/2033   $           57,260
                                                                                                                           593,284
                                                                                                                ------------------
UTAH: 1.75%
        125,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY
                  (EDUCATIONAL FACILITIES REVENUE)++                                     5.55      11/15/2021              117,763
                                                                                                                ------------------
VIRGIN ISLANDS: 0.79%
         50,000   VIRGIN ISLANDS PFA SUB MATCHING LOAN NOTES SERIES A (OTHER
                  REVENUE)                                                               6.00      10/01/2039               53,328
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,627,754)                                                                          5,964,834
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
SHORT-TERM INVESTMENTS: 10.27%
INVESTMENT COMPANIES: 10.27%
        689,713   WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST(L)(U)                 0.13                              689,713
TOTAL SHORT-TERM INVESTMENTS (COST $689,713)                                                                               689,713
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,317,467)*                                                      99.08%                                           6,654,547
OTHER ASSETS AND LIABILITIES, NET                                        0.92                                               61,818
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $        6,716,365
                                                                       ======                                   ------------------

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(M) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $6,317,467 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $344,723
GROSS UNREALIZED DEPRECIATION     (7,643)
                                --------
NET UNREALIZED APPRECIATION     $337,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE COREBUILDER SHARES SERIES M

NOTES TO PORTFOLIO OF INVESTMENT (unaudited)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                            SIGNIFICANT
                                               OTHER      SIGNIFICANT
                                             OBSERVABLE   UNOBSERVABLE
                            QUOTED PRICES      INPUTS        INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)      (LEVEL 2)      (LEVEL 3)      TOTAL
-------------------------   -------------   -----------   ------------   ----------
MUNICIPAL BONDS AND NOTES            $0      $5,852,384      $112,450    $5,964,834
SHORT-TERM INVESTMENTS
   Investment companies         689,713               0             0       689,713
                               --------      ----------      --------    ----------
                               $689,713      $5,852,384      $112,450    $6,654,547
                               --------      ----------      --------    ----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                          MUNICIPAL BONDS
                                             AND NOTES
                                          ---------------
BALANCE AS OF DECEMBER 31, 2009               $187,200
   Realized gains or losses                      8,304
   Change in unrealized gains or losses          5,876
   Amortization                                  1,070
   Net purchases (sales)                       (90,000)
   Transfers in and/or out of Level 3                0
                                              --------
BALANCE AS OF SEPTEMBER 30, 2010              $112,450
                                              --------
CHANGE IN UNREALIZED GAINS OR LOSSES
   INCLUDED IN EARNINGS RELATING TO
   SECURITIES STILL HELD AT SEPTEMBER
   30, 2010                                   $  5,950
                                              --------

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: November 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: November 24, 2010


                                        By: /s/ Kasey Phillips


                                            Kasey Phillips
                                            Treasurer

                                        Date: November 24, 2010